MainStay Balanced Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 34.5%
Asset-Backed Securities 4.9%
Automobile Asset-Backed Securities 0.3%
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A
4.06%, due 11/15/30	$ 1,000,000	$ 1,173,373
Toyota Auto Loan Extended Note Trust
Series 2020-1A, Class A
1.35%, due 5/25/33 (a)	750,000	771,696
		1,945,069
Other Asset-Backed Securities 4.6% (a)
AIMCO CLO
Series 2017-AA, Class A
1.484% (3 Month LIBOR + 1.26%), due 7/20/29 (b)	500,000	500,011
Apidos CLO XV
Series 2013-15A, Class A1RR
1.234% (3 Month LIBOR + 1.01%), due 4/20/31 (b)	500,000	498,589
Apidos CLO XXV
Series 2016-25A, Class A1R
1.394% (3 Month LIBOR + 1.17%), due 10/20/31 (b)	650,000	650,130
Apidos CLO XXXII
Series 2019-32A, Class A1
1.544% (3 Month LIBOR + 1.32%), due 1/20/33 (b)	600,000	601,176
Ares XLI CLO Ltd.
Series 2016-41A, Class AR
1.441% (3 Month LIBOR + 1.20%), due 1/15/29 (b)	750,000	750,046
Bain Capital Credit CLO Ltd.
Series 2016-2A, Class AR
1.381% (3 Month LIBOR + 1.14%), due 1/15/29 (b)	598,257	598,382
Benefit Street Partners CLO IV Ltd.
Series 2014-IVA, Class A1RR
1.474% (3 Month LIBOR + 1.25%), due 1/20/29 (b)	500,000	500,112
Benefit Street Partners CLO XVIII Ltd.
Series 2019-18A, Class A
1.581% (3 Month LIBOR + 1.34%), due 10/15/32 (b)	350,000	350,449
CAL Funding IV Ltd.
Series 2020-1A, Class A
2.22%, due 9/25/45	1,214,583	1,235,448
Cedar Funding IV CLO Ltd.
Series 2014-4A, Class AR
1.448% (3 Month LIBOR + 1.23%), due 7/23/30 (b)	1,500,000	1,500,312
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class A
1.51% (3 Month LIBOR + 1.27%), due 10/25/32 (b)	800,000	800,941
Dryden 76 CLO Ltd.
Series 2019-76A, Class A1
1.554% (3 Month LIBOR + 1.33%), due 10/20/32 (b)	500,000	500,873

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities (a)
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A
2.69%, due 3/25/30	$ 107,450	$ 110,432
Galaxy XIX CLO Ltd.
Series 2015-19A, Class A1R
1.438% (3 Month LIBOR + 1.22%), due 7/24/30 (b)	500,000	500,096
HPS Loan Management Ltd. (b)
Series 11A-17, Class AR
1.269% (3 Month LIBOR + 1.02%), due 5/6/30	1,050,000	1,047,034
Series 10A-16, Class A1R
1.364% (3 Month LIBOR + 1.14%), due 1/20/28	248,173	248,184
Magnetite XVIII Ltd.
Series 2016-18A, Class AR
1.301% (3 Month LIBOR + 1.08%), due 11/15/28 (b)	600,000	599,999
Magnetite XXIII Ltd.
Series 2019-23A, Class A
1.518% (3 Month LIBOR + 1.30%), due 10/25/32 (b)	350,000	350,415
Magnetite XXVIII Ltd.
Series 2020-28A, Class A
1.487% (3 Month LIBOR + 1.27%), due 10/25/31 (b)	500,000	501,034
Neuberger Berman Loan Advisers CLO 24 Ltd.
Series 2017-24A, Class AR
1.243% (3 Month LIBOR + 1.02%), due 4/19/30 (b)	350,000	349,419
Neuberger Berman Loan Advisers CLO 35 Ltd.
Series 2019-35A, Class A1
1.563% (3 Month LIBOR + 1.34%), due 1/19/33 (b)	900,000	901,847
Oaktree CLO Ltd.
Series 2020-1A, Class B
2.831% (3 Month LIBOR + 2.59%), due 7/15/29 (b)	500,000	501,540
Octagon Investment Partners 29 Ltd.
Series 2016-1A, Class AR
1.398% (3 Month LIBOR + 1.18%), due 1/24/33 (b)	500,000	500,049
Octagon Investment Partners 30 Ltd.
Series 2017-1A, Class A1
1.544% (3 Month LIBOR + 1.32%), due 3/17/30 (b)	500,000	500,096
OHA Credit Funding 6 Ltd.
Series 2020-6A, Class A1
1.874% (3 Month LIBOR + 1.65%), due 7/20/31 (b)	400,000	401,103
Palmer Square CLO Ltd. (b)
Series 2014-1A, Class A1R2
1.353% (3 Month LIBOR + 1.13%), due 1/17/31	250,000	250,027
Series 2015-2A, Class A2R2
1.774% (3 Month LIBOR + 1.55%), due 7/20/30	250,000	250,100
Regatta VI Funding Ltd.
Series 2016-1A, Class AR
1.304% (3 Month LIBOR + 1.08%), due 7/20/28 (b)	727,924	728,086

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities (a)
Regatta XIV Funding Ltd.
Series 2018-3A, Class A
1.408% (3 Month LIBOR + 1.19%), due 10/25/31 (b)	$ 400,000	$ 400,096
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, due 7/15/53	684,966	685,820
Series 2020-PTB, Class A2A
1.60%, due 9/15/54	800,000	810,182
Sofi Professional Loan Program LLC
Series 2019-A, Class A1FX
3.18%, due 6/15/48	13,024	13,040
THL Credit Wind River CLO Ltd.
Series 2017-4A, Class A
1.374% (3 Month LIBOR + 1.15%), due 11/20/30 (b)	507,000	507,127
Tiaa CLO III Ltd.
Series 2017-2A, Class A
1.373% (3 Month LIBOR + 1.15%), due 1/16/31 (b)	500,000	497,782
TICP CLO X Ltd.
Series 2018-10A, Class A
1.224% (3 Month LIBOR + 1.00%), due 4/20/31 (b)	400,000	399,279
TICP CLO XIII Ltd.
Series 2019-13A, Class A
1.541% (3 Month LIBOR + 1.30%), due 7/15/32 (b)	500,000	500,168
TIF Funding II LLC
Series 2021-1A, Class A
1.65%, due 2/20/46	900,000	899,888
Treman Park CLO Ltd.
Series 2015-1A, Class ARR
1.294% (3 Month LIBOR + 1.07%), due 10/20/28 (b)	357,101	357,263
Triton Container Finance VIII LLC
Series 2020-1A, Class A
2.11%, due 9/20/45	971,664	989,299
Vantage Data Centers LLC
Series 2020-1A, Class A2
1.645%, due 9/15/45	1,400,000	1,405,267
Voya CLO Ltd.
Series 2019-1A, Class AR
1.301% (3 Month LIBOR + 1.06%), due 4/15/31 (b)	400,000	398,846
Westcott Park CLO Ltd.
Series 2016-1A, Class AR
1.434% (3 Month LIBOR + 1.21%), due 7/20/28 (b)	600,000	600,093
Wind River CLO Ltd.
Series 2017-2A, Class A
1.454% (3 Month LIBOR + 1.23%), due 7/20/30 (b)	250,000	250,039
		24,940,119
Total Asset-Backed Securities (Cost $26,768,317)		26,885,188

	Principal Amount	Value
Corporate Bonds 15.6%
Aerospace & Defense 0.4%
BAE Systems Holdings, Inc.
3.85%, due 12/15/25 (a)	$ 640,000	$ 723,846
Boeing Co. (The)
3.10%, due 5/1/26	360,000	381,918
3.25%, due 2/1/28	500,000	530,688
3.625%, due 2/1/31	550,000	592,007
		2,228,459
Apparel 0.0%‡
Ralph Lauren Corp.
1.70%, due 6/15/22	225,000	228,836
Auto Manufacturers 1.3%
American Honda Finance Corp.
0.55%, due 7/12/24	400,000	399,447
Daimler Finance North America LLC
1.121% (3 Month LIBOR + 0.90%), due 2/15/22 (a)(b)	850,000	856,358
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	575,000	581,354
3.664%, due 9/8/24	1,275,000	1,307,640
General Motors Financial Co., Inc.
1.25%, due 1/8/26	800,000	797,173
4.35%, due 4/9/25	955,000	1,067,660
5.20%, due 3/20/23	275,000	300,519
Hyundai Capital America (a)
1.80%, due 1/10/28	275,000	273,334
2.375%, due 10/15/27	475,000	498,079
Nissan Motor Co. Ltd.
4.81%, due 9/17/30 (a)	425,000	473,055
Volkswagen Group of America Finance LLC
1.25%, due 11/24/25 (a)	450,000	452,507
		7,007,126
Banks 3.7%
Australia & New Zealand Banking Group Ltd.
3.70%, due 11/16/25	425,000	486,130
Bank of America Corp.
4.45%, due 3/3/26	3,245,000	3,742,784
BNP Paribas SA
2.588% (5 Year Treasury Constant Maturity Rate + 2.05%), due 8/12/35 (a)	675,000	672,486
BPCE SA
1.00%, due 1/20/26 (a)	525,000	525,200
Citigroup, Inc.
4.60%, due 3/9/26	1,225,000	1,419,973
Credit Suisse AG
2.95%, due 4/9/25	725,000	790,163
Credit Suisse Group AG
1.305%, due 2/2/27 (a)(c)	975,000	973,505

	Principal Amount	Value
Corporate Bonds
Banks
Fifth Third Bancorp
4.30%, due 1/16/24	$ 1,100,000	$ 1,213,532
Goldman Sachs Group, Inc. (The)
Series VAR
1.093%, due 12/9/26 (c)	905,000	906,637
JPMorgan Chase & Co. (c)
1.04%, due 2/4/27	1,425,000	1,423,406
2.956%, due 5/13/31	725,000	774,775
Lloyds Banking Group plc
2.907%, due 11/7/23 (c)	650,000	676,914
Mizuho Financial Group, Inc. (b)
0.837% (3 Month LIBOR + 0.63%), due 5/25/24	950,000	954,251
1.069% (3 Month LIBOR + 0.85%), due 9/13/23	475,000	478,905
Morgan Stanley
3.625%, due 1/20/27	220,000	249,587
4.35%, due 9/8/26	1,320,000	1,535,595
National Securities Clearing Corp.
0.75%, due 12/7/25 (a)	875,000	873,105
Santander UK plc
2.10%, due 1/13/23	200,000	206,544
Societe Generale SA
1.488% (1 Year Treasury Constant Maturity Rate + 1.1%), due 12/14/26 (a)	775,000	776,741
Standard Chartered plc
0.991% (1 Year Treasury Constant Maturity Rate + 0.78%), due 1/12/25 (a)	300,000	300,136
Truist Bank
1.50%, due 3/10/25	575,000	593,717
UBS Group AG
1.364% (1 Year Treasury Constant Maturity Rate + 1.08%), due 1/30/27 (a)	675,000	681,235
		20,255,321
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, due 1/23/29	1,000,000	1,211,383
Diageo Capital plc
2.125%, due 4/29/32	475,000	487,904
		1,699,287
Building Materials 0.2%
Owens Corning
3.95%, due 8/15/29	850,000	980,056
Vulcan Materials Co.
3.50%, due 6/1/30	200,000	227,757
		1,207,813
Chemicals 0.6%
Albemarle Corp.
1.271% (3 Month LIBOR + 1.05%), due 11/15/22 (b)	850,000	849,131
EI du Pont de Nemours and Co.
1.70%, due 7/15/25	225,000	233,154

	Principal Amount	Value
Corporate Bonds
Chemicals
LYB International Finance III LLC
1.25%, due 10/1/25	$ 225,000	$ 226,898
NewMarket Corp.
4.10%, due 12/15/22	1,220,000	1,295,034
Nutrien Ltd.
3.625%, due 3/15/24	250,000	271,177
Nutrition & Biosciences, Inc.
1.832%, due 10/15/27 (a)	450,000	459,830
		3,335,224
Diversified Financial Services 1.1%
Air Lease Corp.
0.70%, due 2/15/24	1,600,000	1,586,804
Aircastle Ltd.
2.85%, due 1/26/28 (a)	725,000	709,508
Antares Holdings LP
3.95%, due 7/15/26 (a)	250,000	250,513
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	625,000	620,190
BlackRock, Inc.
1.90%, due 1/28/31	200,000	204,019
Blackstone Holdings Finance Co. LLC
1.60%, due 3/30/31 (a)	475,000	468,692
GE Capital Funding LLC
4.05%, due 5/15/27 (a)	1,850,000	2,111,432
		5,951,158
Electric 1.5%
Berkshire Hathaway Energy Co.
1.65%, due 5/15/31 (a)	600,000	591,982
Commonwealth Edison Co
3.10%, due 11/1/24	340,000	368,132
DTE Electric Co.
2.65%, due 6/15/22	600,000	615,194
DTE Energy Co.
Series F
1.05%, due 6/1/25	350,000	351,965
Entergy Arkansas LLC
3.70%, due 6/1/24	715,000	784,123
Entergy Corp.
4.00%, due 7/15/22	1,345,000	1,407,608
Exelon Corp.
4.05%, due 4/15/30	350,000	408,793
FirstEnergy Transmission LLC
4.35%, due 1/15/25 (a)	1,385,000	1,521,286
NextEra Energy Capital Holdings, Inc.
3.25%, due 4/1/26	615,000	682,223

	Principal Amount	Value
Corporate Bonds
Electric
Pinnacle West Capital Corp.
1.30%, due 6/15/25	$ 775,000	$ 787,791
Southern California Edison Co.
Series 20C
1.20%, due 2/1/26	550,000	553,600
		8,072,697
Electrical Components & Equipment 0.1%
Emerson Electric Co.
1.80%, due 10/15/27	500,000	522,343
Electronics 0.1%
Flex Ltd.
3.75%, due 2/1/26	375,000	414,582
Food 0.2%
Conagra Brands, Inc.
4.85%, due 11/1/28	665,000	812,974
Forest Products & Paper 0.1%
Georgia-Pacific LLC
0.95%, due 5/15/26 (a)	300,000	299,183
Healthcare-Products 0.1%
Baxter International, Inc.
1.73%, due 4/1/31 (a)	625,000	619,067
Healthcare-Services 0.1%
Fresenius Medical Care U.S. Finance III, Inc.
2.375%, due 2/16/31 (a)	415,000	418,008
Insurance 0.2% (a)
Guardian Life Global Funding
1.25%, due 11/19/27	775,000	773,499
MassMutual Global Funding II
1.55%, due 10/9/30	250,000	246,144
		1,019,643
Iron & Steel 0.4%
Nucor Corp.
2.00%, due 6/1/25	375,000	393,348
Reliance Steel & Aluminum Co.
4.50%, due 4/15/23	1,460,000	1,572,571
Steel Dynamics, Inc.
2.40%, due 6/15/25	275,000	291,819
		2,257,738

	Principal Amount	Value
Corporate Bonds
Machinery-Diversified 0.4%
CNH Industrial Capital LLC
1.95%, due 7/2/23	$ 425,000	$ 437,550
4.375%, due 4/5/22	450,000	469,021
Deere & Co.
3.10%, due 4/15/30	600,000	674,919
Flowserve Corp.
3.50%, due 10/1/30	400,000	425,719
		2,007,209
Media 0.0%‡
Discovery Communications LLC
3.625%, due 5/15/30	200,000	225,113
Mining 0.1%
Anglo American Capital plc
5.625%, due 4/1/30 (a)	550,000	692,955
Oil & Gas 0.2%
Valero Energy Corp.
2.85%, due 4/15/25	900,000	955,128
Oil & Gas Services 0.3%
Schlumberger Holdings Corp.
3.75%, due 5/1/24 (a)	1,345,000	1,465,064
Packaging & Containers 0.3%
WRKCo, Inc.
3.75%, due 3/15/25	1,270,000	1,410,547
Pharmaceuticals 1.3%
AbbVie, Inc.
2.95%, due 11/21/26	1,275,000	1,400,194
Bayer US Finance II LLC
4.375%, due 12/15/28 (a)	885,000	1,036,647
Becton Dickinson and Co.
2.894%, due 6/6/22	2,058,000	2,122,040
Cigna Corp.
4.125%, due 11/15/25	1,745,000	1,999,558
CVS Health Corp.
1.875%, due 2/28/31	680,000	674,352
		7,232,791
Pipelines 0.4%
Energy Transfer Partners LP
5.875%, due 3/1/22	1,685,000	1,757,085

	Principal Amount	Value
Corporate Bonds
Pipelines
Texas Eastern Transmission LP
2.80%, due 10/15/22 (a)	$ 590,000	$ 609,454
		2,366,539
Real Estate Investment Trusts 1.3%
American Campus Communities Operating Partnership LP
3.30%, due 7/15/26	1,130,000	1,240,068
Federal Realty Investment Trust
1.25%, due 2/15/26	200,000	202,399
Highwoods Realty LP
3.875%, due 3/1/27	1,975,000	2,191,304
Kimco Realty Corp.
1.90%, due 3/1/28	290,000	295,894
Public Storage
0.875%, due 2/15/26	675,000	675,162
Simon Property Group LP
1.75%, due 2/1/28	475,000	476,935
Spirit Realty LP
3.20%, due 2/15/31	475,000	498,367
VEREIT Operating Partnership LP
3.95%, due 8/15/27	1,195,000	1,359,701
		6,939,830
Retail 0.2%
7-Eleven, Inc.
0.95%, due 2/10/26 (a)	1,100,000	1,099,758
Advance Auto Parts, Inc.
1.75%, due 10/1/27	200,000	203,959
		1,303,717
Telecommunications 0.7%
AT&T, Inc.
4.35%, due 3/1/29	1,030,000	1,208,123
T-Mobile US, Inc.
2.55%, due 2/15/31 (a)	1,075,000	1,101,101
Verizon Communications, Inc.
3.376%, due 2/15/25	8,000	8,797
4.016%, due 12/3/29	1,131,000	1,324,718
		3,642,739
Total Corporate Bonds (Cost $79,883,655)		84,591,091
Foreign Government Bonds 0.3%
Colombia 0.1%
Colombia Government Bond
3.875% , due 4/25/27	350,000	385,000

	Principal Amount	Value
Foreign Government Bonds
Mexico 0.1%
Mexico Government Bond
3.75% , due 1/11/28	$ 350,000	$ 389,452
Norway 0.0%‡
Equinor ASA
1.75% , due 1/22/26	300,000	312,495
Philippines 0.1%
Philippine Government Bond
3.00% , due 2/1/28	325,000	359,343
Poland 0.0%‡
Poland Government Bond
5.00% , due 3/23/22	175,000	184,467
Total Foreign Government Bonds (Cost $1,473,054)		1,630,757
Mortgage-Backed Securities 3.0%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.6%
BANK
Series 2017-BNK5, Class A2
2.987%, due 6/15/60	600,000	615,195
Benchmark Mortgage Trust
Series 2018-B1, Class A2
3.571%, due 1/15/51	300,000	312,361
Series 2018-B2, Class A2
3.662%, due 2/15/51	250,000	261,427
CD Mortgage Trust
Series 2017-CD4, Class A2
3.03%, due 5/10/50	1,200,000	1,228,423
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A2
2.982%, due 6/15/50	1,600,000	1,627,371
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	1,000,000	1,083,633
CLNY Trust
Series 2019-IKPR, Class B
1.604% (1 Month LIBOR + 1.478%), due 11/15/38 (a)(b)	2,000,000	1,982,396
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	1,250,000	1,249,334
DBJPM 17-C6 Mortgage Trust
Series 2017-C6, Class A2
2.917%, due 6/10/50	1,035,690	1,061,251

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C33, Class A2
3.14%, due 5/15/50	$ 2,000,000	$ 2,051,576
Morgan Stanley Capital I Trust
Series 2017-H1, Class A2
3.089%, due 6/15/50	1,700,000	1,770,950
UBS Commercial Mortgage Trust
Series 2018-C8, Class A2
3.713%, due 2/15/51	800,000	838,820
		14,082,737
Whole Loan (Collateralized Mortgage Obligations) 0.4% (a)(d)
Sequoia Mortgage Trust
Series 2020-3, Class A1
3.00%, due 4/25/50	966,536	997,080
Series 2020-1, Class A1
3.50%, due 2/25/50	186,572	190,193
Series 2020-2, Class A1
3.50%, due 3/25/50	823,411	851,302
		2,038,575
Total Mortgage-Backed Securities (Cost $16,011,744)		16,121,312
U.S. Government & Federal Agencies 10.7%
Federal Home Loan Bank 5.7%
FFCB
0.68%, due 1/13/27	950,000	946,473
0.75%, due 4/5/27	675,000	669,528
0.90%, due 8/19/27	1,125,000	1,119,654
0.98%, due 4/27/27	775,000	770,145
1.14%, due 8/20/29	1,300,000	1,300,193
1.18%, due 12/17/29	1,125,000	1,106,931
1.23%, due 9/10/29	1,500,000	1,510,112
1.23%, due 7/29/30	1,125,000	1,122,838
1.25%, due 6/24/30	1,400,000	1,388,976
1.26%, due 10/15/30	900,000	897,316
2.03%, due 1/21/28	1,200,000	1,289,520
FHLB
0.375%, due 9/4/25	1,060,000	1,057,709
1.00%, due 7/28/28	950,000	944,217
2.50%, due 12/10/27	1,700,000	1,898,846
3.00%, due 3/10/28	500,000	573,230
3.125%, due 9/12/25	800,000	898,344
3.25%, due 6/9/28	1,200,000	1,406,444
FHLMC
0.375%, due 7/21/25	45,000	44,891
0.375%, due 9/23/25	250,000	248,914

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Bank
FHLMC
0.625%, due 12/17/25	$ 1,125,000	$ 1,127,623
0.64%, due 11/24/25	2,000,000	2,004,570
0.65%, due 10/27/25	1,000,000	1,001,292
0.85%, due 12/30/27	525,000	521,341
0.90%, due 11/23/27	900,000	895,116
1.30%, due 8/12/30	885,000	878,188
1.42%, due 12/30/30	1,125,000	1,125,692
FNMA
0.50%, due 6/17/25	950,000	953,117
0.75%, due 10/8/27	1,000,000	996,484
0.875%, due 8/5/30	1,900,000	1,841,125
		30,538,829
United States Treasury Notes 5.0%
U.S. Treasury Notes
0.125%, due 1/31/23	16,825,000	16,827,629
0.125%, due 1/15/24	7,120,000	7,107,762
0.625%, due 12/31/27	2,000,000	1,980,938
0.875%, due 11/15/30	1,400,000	1,371,781
		27,288,110
Total U.S. Government & Federal Agencies (Cost $57,246,452)		57,826,939
Total Long-Term Bonds (Cost $181,383,222)		187,055,287

	Shares
Common Stocks 57.4%
Aerospace & Defense 0.9%
Boeing Co. (The)	3,317	644,128
General Dynamics Corp.	4,821	707,144
Huntington Ingalls Industries, Inc.	623	98,016
L3Harris Technologies, Inc.	3,827	656,369
Northrop Grumman Corp.	2,793	800,502
Raytheon Technologies Corp.	10,152	677,443
Textron, Inc.	23,787	1,076,600
		4,660,202
Air Freight & Logistics 0.3%
FedEx Corp.	3,712	873,582
United Parcel Service, Inc., Class B	5,696	882,880
XPO Logistics, Inc. (e)	418	46,151
		1,802,613
Auto Components 0.2%
Aptiv plc	8,006	1,069,602

	Shares	Value
Common Stocks
Automobiles 0.5%
Ford Motor Co.	156,834	$ 1,651,462
General Motors Co.	17,213	872,355
		2,523,817
Banks 2.5%
Bank of America Corp.	28,100	833,165
Citigroup, Inc.	13,849	803,104
Comerica, Inc.	9,709	555,355
Fifth Third Bancorp	56,395	1,631,507
First Hawaiian, Inc.	29,435	684,364
First Republic Bank	7,811	1,132,517
JPMorgan Chase & Co.	5,720	735,993
PacWest Bancorp	41,970	1,267,074
PNC Financial Services Group, Inc. (The)	4,893	702,243
Signature Bank	8,711	1,438,970
Synovus Financial Corp.	34,616	1,287,715
Truist Financial Corp.	20,538	985,413
U.S. Bancorp	18,145	777,513
Umpqua Holdings Corp.	4,755	68,995
Wells Fargo & Co.	28,307	845,813
		13,749,741
Beverages 0.8%
Coca-Cola Co. (The)	13,241	637,554
Constellation Brands, Inc., Class A	3,871	816,510
Keurig Dr Pepper, Inc.	26,466	841,619
Molson Coors Beverage Co., Class B	26,821	1,345,342
PepsiCo, Inc.	5,762	786,916
		4,427,941
Biotechnology 0.8%
AbbVie, Inc.	9,436	967,001
Alkermes plc (e)	13,083	274,612
Biogen, Inc. (e)	3,998	1,129,875
Exelixis, Inc. (e)	14,562	323,422
Gilead Sciences, Inc.	17,159	1,125,630
United Therapeutics Corp. (e)	2,481	406,438
		4,226,978
Building Products 1.2%
AO Smith Corp.	19,722	1,070,905
Carrier Global Corp.	16,623	639,985
Johnson Controls International plc	42,959	2,140,217
Owens Corning	11,241	872,302
Trane Technologies plc	13,921	1,995,575
		6,718,984
Capital Markets 3.4%
Ameriprise Financial, Inc.	8,676	1,716,720

	Shares	Value
Common Stocks
Capital Markets
Bank of New York Mellon Corp. (The)	23,556	$ 938,236
BlackRock, Inc.	1,373	962,830
Cboe Global Markets, Inc.	3,162	290,050
Charles Schwab Corp. (The)	18,439	950,346
CME Group, Inc.	3,975	722,417
Evercore, Inc., Class A	4,440	484,404
Goldman Sachs Group, Inc. (The)	3,760	1,019,599
Intercontinental Exchange, Inc.	7,453	822,439
Lazard Ltd., Class A	26,191	1,079,069
LPL Financial Holdings, Inc.	11,547	1,251,002
Morgan Stanley	14,345	961,832
Nasdaq, Inc.	9,213	1,246,243
Northern Trust Corp.	12,676	1,130,572
Raymond James Financial, Inc.	13,995	1,398,520
S&P Global, Inc.	3,069	972,873
State Street Corp.	24,088	1,686,160
T. Rowe Price Group, Inc.	3,325	520,296
		18,153,608
Chemicals 1.5%
Air Products and Chemicals, Inc.	2,669	711,982
Cabot Corp.	21,389	939,191
CF Industries Holdings, Inc.	27,346	1,131,577
Dow, Inc.	15,594	809,329
DuPont de Nemours, Inc.	10,445	829,855
Ecolab, Inc.	3,339	682,859
Element Solutions, Inc.	1,129	19,227
Linde plc	2,757	676,568
LyondellBasell Industries NV, Class A	8,052	690,540
PPG Industries, Inc.	2,242	302,020
RPM International, Inc.	7,843	646,812
Valvoline, Inc.	18,556	440,519
		7,880,479
Commercial Services & Supplies 0.5%
Clean Harbors, Inc. (e)	7,318	566,852
Republic Services, Inc.	16,413	1,485,705
Waste Management, Inc.	7,169	798,053
		2,850,610
Communications Equipment 0.4%
Cisco Systems, Inc.	21,732	968,812
CommScope Holding Co., Inc. (e)	65,178	957,465
		1,926,277
Construction & Engineering 0.2%
Quanta Services, Inc.	17,099	1,204,967

	Shares	Value
Common Stocks
Consumer Finance 0.9%
American Express Co.	8,247	$ 958,796
Capital One Financial Corp.	8,679	904,872
SLM Corp.	89,274	1,239,123
Synchrony Financial	46,247	1,556,212
		4,659,003
Containers & Packaging 0.0%‡
Ardagh Group SA	6,473	110,041
Distributors 0.2%
Genuine Parts Co.	2,315	217,332
LKQ Corp. (e)	26,337	924,166
		1,141,498
Diversified Consumer Services 0.4%
Graham Holdings Co., Class B	1,983	1,126,562
H&R Block, Inc.	51,608	889,206
Terminix Global Holdings, Inc. (e)	3,943	188,002
		2,203,770
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc., Class B (e)	3,139	715,284
Jefferies Financial Group, Inc.	46,859	1,094,158
		1,809,442
Diversified Telecommunication Services 0.3%
AT&T, Inc.	25,118	719,128
Verizon Communications, Inc.	12,158	665,651
		1,384,779
Electric Utilities 1.6%
American Electric Power Co., Inc.	8,823	713,869
Duke Energy Corp.	7,945	746,830
Entergy Corp.	12,497	1,191,339
Evergy, Inc.	4,532	243,504
Exelon Corp.	16,989	706,063
FirstEnergy Corp.	11,627	357,647
Hawaiian Electric Industries, Inc.	7,455	246,462
NextEra Energy, Inc.	9,499	768,184
NRG Energy, Inc.	22,928	949,448
OGE Energy Corp.	23,650	721,798
PPL Corp.	51,651	1,429,183
Southern Co. (The)	11,954	704,330
Xcel Energy, Inc.	1,542	98,673
		8,877,330
Electrical Equipment 0.7%
Eaton Corp. plc	7,191	846,381
Emerson Electric Co.	10,600	841,110

	Shares	Value
Common Stocks
Electrical Equipment
GrafTech International Ltd.	66,403	$ 644,109
Hubbell, Inc.	1,839	286,149
Regal Beloit Corp.	9,207	1,155,294
		3,773,043
Electronic Equipment, Instruments & Components 0.7%
Arrow Electronics, Inc. (e)	12,272	1,198,116
Avnet, Inc.	30,704	1,084,158
Corning, Inc.	18,271	655,381
Jabil, Inc.	25,536	1,056,424
		3,994,079
Energy Equipment & Services 0.3%
Helmerich & Payne, Inc.	39,390	956,389
Schlumberger NV	39,252	871,787
		1,828,176
Entertainment 0.9%
Activision Blizzard, Inc.	10,676	971,516
Electronic Arts, Inc.	6,936	993,235
Lions Gate Entertainment Corp., Class B (e)	101,583	1,255,566
Take-Two Interactive Software, Inc. (e)	5,118	1,025,903
Walt Disney Co. (The) (e)	4,009	674,194
		4,920,414
Equity Real Estate Investment Trusts 3.1%
Alexandria Real Estate Equities, Inc.	4,001	668,607
American Homes 4 Rent, Class A	12,634	381,926
Apple Hospitality REIT, Inc.	26,408	329,572
AvalonBay Communities, Inc.	4,205	688,232
Boston Properties, Inc.	3,697	337,425
Brixmor Property Group, Inc.	8,847	149,780
Camden Property Trust	2,817	287,756
Crown Castle International Corp.	4,588	730,685
CubeSmart	5,769	200,992
Digital Realty Trust, Inc.	5,173	744,653
Duke Realty Corp.	17,726	701,241
Equity LifeStyle Properties, Inc.	3,064	186,414
Equity Residential	10,984	677,054
Essex Property Trust, Inc.	2,047	490,482
Extra Space Storage, Inc.	1,114	126,762
Federal Realty Investment Trust	2,247	196,747
First Industrial Realty Trust, Inc.	3,824	155,407
Gaming and Leisure Properties, Inc.	6,618	272,198
Healthcare Trust of America, Inc., Class A	6,492	183,399
Healthpeak Properties, Inc.	16,112	477,721
Host Hotels & Resorts, Inc.	39,212	531,323
Invitation Homes, Inc.	16,763	494,173
Life Storage, Inc.	2,163	176,457

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts
Medical Properties Trust, Inc.	12,583	$ 265,627
Mid-America Apartment Communities, Inc.	5,538	735,169
Park Hotels & Resorts, Inc.	7,019	117,077
Prologis, Inc.	7,300	753,360
Public Storage	3,129	712,223
Realty Income Corp.	10,504	620,366
Regency Centers Corp.	5,032	237,410
Rexford Industrial Realty, Inc.	3,688	180,491
SBA Communications Corp.	2,595	697,199
STORE Capital Corp.	7,209	223,623
Sun Communities, Inc.	3,160	452,291
UDR, Inc.	8,750	336,437
Ventas, Inc.	5,754	265,087
VEREIT, Inc.	6,533	230,158
VICI Properties, Inc.	5,887	148,823
Weingarten Realty Investors	3,621	81,509
Welltower, Inc.	8,656	524,554
Weyerhaeuser Co.	24,520	764,779
WP Carey, Inc.	5,199	345,214
		16,880,403
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	2,630	926,891
Kroger Co. (The)	54,324	1,874,178
Sysco Corp.	13,222	945,505
Walgreens Boots Alliance, Inc.	24,613	1,236,803
Walmart, Inc.	6,721	944,234
		5,927,611
Food Products 1.1%
Bunge Ltd.	11,158	730,179
General Mills, Inc.	14,265	828,796
Ingredion, Inc.	14,192	1,071,070
Kraft Heinz Co. (The)	20,366	682,465
Mondelez International, Inc., Class A	14,529	805,488
Tyson Foods, Inc., Class A	23,780	1,529,292
		5,647,290
Health Care Equipment & Supplies 1.6%
Abbott Laboratories	7,853	970,552
Baxter International, Inc.	10,681	820,621
Becton Dickinson and Co.	2,889	756,311
Boston Scientific Corp. (e)	20,536	727,796
Danaher Corp.	3,800	903,792
Hill-Rom Holdings, Inc.	11,764	1,129,815
Hologic, Inc. (e)	7,665	611,131
ICU Medical, Inc. (e)	4,980	1,018,310
Medtronic plc	7,353	818,610

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Stryker Corp.	3,006	$ 664,356
		8,421,294
Health Care Providers & Services 2.4%
AmerisourceBergen Corp.	12,362	1,288,120
Anthem, Inc.	3,119	926,281
Centene Corp. (e)	14,390	867,717
Cigna Corp.	4,187	908,788
CVS Health Corp.	12,435	890,968
HCA Healthcare, Inc.	5,951	966,918
Humana, Inc.	2,379	911,419
Laboratory Corp. of America Holdings (e)	6,434	1,472,807
McKesson Corp.	6,844	1,194,073
Molina Healthcare, Inc. (e)	4,699	1,003,753
Quest Diagnostics, Inc.	5,004	646,267
UnitedHealth Group, Inc.	2,821	941,029
Universal Health Services, Inc., Class B	9,363	1,167,379
		13,185,519
Hotels, Restaurants & Leisure 1.2%
Darden Restaurants, Inc.	4,690	548,214
Extended Stay America, Inc.	72,821	1,069,012
Las Vegas Sands Corp.	12,158	584,678
Marriott International, Inc., Class A	6,598	767,413
McDonald's Corp.	3,955	822,007
Starbucks Corp.	8,113	785,420
Wyndham Destinations, Inc.	23,861	1,055,611
Yum! Brands, Inc.	8,891	902,348
		6,534,703
Household Durables 0.4%
Lennar Corp.
Class A	11,222	933,109
Class B	12,133	812,183
PulteGroup, Inc.	13,635	593,123
		2,338,415
Household Products 0.4%
Colgate-Palmolive Co.	9,913	773,214
Kimberly-Clark Corp.	6,320	834,872
Procter & Gamble Co. (The)	6,104	782,594
		2,390,680
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	61,739	1,505,814
Vistra Corp.	65,750	1,313,028
		2,818,842

	Shares	Value
Common Stocks
Industrial Conglomerates 0.6%
3M Co.	4,845	$ 851,073
General Electric Co.	67,400	719,832
Honeywell International, Inc.	4,032	787,732
Roper Technologies, Inc.	1,694	665,589
		3,024,226
Insurance 2.1%
Aflac, Inc.	22,226	1,004,171
Allstate Corp. (The)	9,082	973,409
American International Group, Inc.	19,344	724,239
American National Group, Inc.	6,297	556,529
Chubb Ltd.	5,573	811,819
Fidelity National Financial, Inc.	13,577	492,845
First American Financial Corp.	22,127	1,157,021
Hartford Financial Services Group, Inc. (The)	30,988	1,488,044
Marsh & McLennan Cos., Inc.	7,349	807,728
MetLife, Inc.	21,106	1,016,254
Progressive Corp. (The)	8,628	752,275
Travelers Cos., Inc. (The)	6,082	828,977
Unum Group	41,901	973,360
		11,586,671
Interactive Media & Services 0.7% (e)
Alphabet, Inc.
Class A	549	1,003,221
Class C	549	1,007,821
Pinterest, Inc., Class A	5,794	396,947
Twitter, Inc.	5,357	270,689
Zillow Group, Inc., Class A	8,624	1,196,321
		3,874,999
Internet & Direct Marketing Retail 0.4%
eBay, Inc.	19,430	1,097,989
Qurate Retail, Inc., Series A	102,701	1,294,033
		2,392,022
IT Services 1.9%
Amdocs Ltd.	17,778	1,255,482
Automatic Data Processing, Inc.	4,793	791,420
CACI International, Inc., Class A (e)	3,560	858,743
Cognizant Technology Solutions Corp., Class A	11,997	935,166
DXC Technology Co.	48,254	1,360,763
Fidelity National Information Services, Inc.	5,111	631,004
Fiserv, Inc. (e)	6,364	653,519
Global Payments, Inc.	3,430	605,464
International Business Machines Corp.	6,782	807,804
Leidos Holdings, Inc.	12,965	1,375,068
Science Applications International Corp.	4,953	475,637

	Shares	Value
Common Stocks
IT Services
Twilio, Inc., Class A (e)	704	$ 253,039
		10,003,109
Leisure Products 0.3%
Peloton Interactive, Inc., Class A (e)	1,177	171,995
Polaris, Inc.	11,551	1,347,655
		1,519,650
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.	16,750	2,012,847
Bruker Corp.	19,955	1,155,195
Charles River Laboratories International, Inc. (e)	2,941	761,866
IQVIA Holdings, Inc. (e)	9,107	1,619,225
PPD, Inc. (e)	29,470	947,755
PRA Health Sciences, Inc. (e)	8,334	1,027,082
Thermo Fisher Scientific, Inc.	1,837	936,319
Waters Corp. (e)	1,691	447,557
		8,907,846
Machinery 2.3%
AGCO Corp.	11,415	1,265,923
Caterpillar, Inc.	4,746	867,759
Crane Co.	10,719	811,214
Cummins, Inc.	5,430	1,272,901
Deere & Co.	3,648	1,053,542
Dover Corp.	7,717	898,953
Fortive Corp.	8,894	587,715
Gates Industrial Corp. plc (e)	7,466	105,420
Illinois Tool Works, Inc.	4,183	812,380
ITT, Inc.	1,617	120,806
Oshkosh Corp.	1,220	111,740
Otis Worldwide Corp.	12,204	788,989
PACCAR, Inc.	14,722	1,342,941
Parker-Hannifin Corp.	7,478	1,978,754
Timken Co. (The)	3,323	251,418
		12,270,455
Media 0.7%
Charter Communications, Inc., Class A (e)	1,496	908,910
Comcast Corp., Class A	16,565	821,127
Fox Corp., Class B	30,123	900,377
News Corp.
Class A	52,386	1,016,288
Class B	13,013	245,685
		3,892,387
Metals & Mining 1.0%
Freeport-McMoRan, Inc.	43,316	1,165,633
Newmont Corp.	21,455	1,278,718

	Shares	Value
Common Stocks
Metals & Mining
Nucor Corp.	10,057	$ 490,078
Reliance Steel & Aluminum Co.	10,151	1,178,328
Southern Copper Corp.	13,326	884,980
Steel Dynamics, Inc.	13,716	470,047
		5,467,784
Mortgage Real Estate Investment Trusts 0.2%
AGNC Investment Corp.	38,845	605,982
Annaly Capital Management, Inc.	34,454	279,766
		885,748
Multiline Retail 0.4%
Dollar Tree, Inc. (e)	5,002	508,503
Kohl's Corp.	19,188	845,423
Target Corp.	5,533	1,002,414
		2,356,340
Multi-Utilities 0.7%
Consolidated Edison, Inc.	13,850	980,303
Dominion Energy, Inc.	9,730	709,220
DTE Energy Co.	144	17,096
MDU Resources Group, Inc.	18,673	490,913
Public Service Enterprise Group, Inc.	1,275	71,948
Sempra Energy	5,668	701,471
WEC Energy Group, Inc.	8,341	741,515
		3,712,466
Oil, Gas & Consumable Fuels 2.0%
Chevron Corp.	9,971	849,529
Cimarex Energy Co.	9,204	388,225
ConocoPhillips	18,247	730,428
Devon Energy Corp.	63,669	1,047,992
EOG Resources, Inc.	14,652	746,666
Exxon Mobil Corp.	17,180	770,351
HollyFrontier Corp.	43,219	1,230,013
Kinder Morgan, Inc.	52,575	740,256
Phillips 66	10,343	701,255
Pioneer Natural Resources Co.	8,898	1,075,768
Targa Resources Corp.	44,781	1,225,656
Valero Energy Corp.	17,719	999,883
Williams Cos., Inc. (The)	20,605	437,444
		10,943,466
Personal Products 0.6%
Estee Lauder Cos., Inc. (The), Class A	3,699	875,368
Herbalife Nutrition Ltd. (e)	22,713	1,157,455
Nu Skin Enterprises, Inc., Class A	19,661	1,137,782
		3,170,605

	Shares	Value
Common Stocks
Pharmaceuticals 1.1%
Bristol-Myers Squibb Co.	15,971	$ 981,099
Catalent, Inc. (e)	1,921	221,011
Johnson & Johnson	5,526	901,456
Merck & Co., Inc.	12,134	935,167
Perrigo Co. plc	26,004	1,110,371
Pfizer, Inc.	26,513	951,817
Zoetis, Inc.	5,213	804,105
		5,905,026
Professional Services 0.4%
ManpowerGroup, Inc.	12,536	1,108,684
Robert Half International, Inc.	14,718	993,465
		2,102,149
Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A (e)	25,498	1,554,868
Jones Lang LaSalle, Inc.	1,573	229,988
		1,784,856
Road & Rail 1.3%
CSX Corp.	9,340	800,952
JB Hunt Transport Services, Inc.	2,329	313,623
Knight-Swift Transportation Holdings, Inc.	26,849	1,073,960
Norfolk Southern Corp.	3,576	846,153
Ryder System, Inc.	17,078	1,068,912
Schneider National, Inc., Class B	49,011	1,029,231
Uber Technologies, Inc. (e)	16,291	829,701
Union Pacific Corp.	4,116	812,786
		6,775,318
Semiconductors & Semiconductor Equipment 1.8%
Advanced Micro Devices, Inc. (e)	7,828	670,390
Analog Devices, Inc.	5,847	861,438
Broadcom, Inc.	2,259	1,017,679
Cirrus Logic, Inc. (e)	3,714	347,965
Entegris, Inc.	4,572	449,839
First Solar, Inc. (e)	1,157	114,717
Intel Corp.	20,739	1,151,222
Microchip Technology, Inc.	6,656	905,948
Micron Technology, Inc. (e)	10,148	794,284
MKS Instruments, Inc.	3,581	566,049
Qorvo, Inc. (e)	9,283	1,586,279
Skyworks Solutions, Inc.	2,421	409,754
Texas Instruments, Inc.	6,045	1,001,596
		9,877,160
Software 1.4%
Autodesk, Inc. (e)	3,257	903,589
CDK Global, Inc.	22,157	1,105,634

	Shares	Value
Common Stocks
Software
Citrix Systems, Inc.	10,038	$ 1,338,166
Oracle Corp.	15,048	909,351
salesforce.com, Inc. (e)	3,192	719,988
SS&C Technologies Holdings, Inc.	16,475	1,035,948
Synopsys, Inc. (e)	4,143	1,058,329
Teradata Corp. (e)	22,704	610,738
		7,681,743
Specialty Retail 2.0%
Advance Auto Parts, Inc.	4,005	597,306
AutoNation, Inc. (e)	15,964	1,137,914
AutoZone, Inc. (e)	694	776,149
Best Buy Co., Inc.	15,115	1,644,814
Dick's Sporting Goods, Inc.	13,775	923,063
Foot Locker, Inc.	27,315	1,196,943
Gap, Inc. (The)	14,201	287,570
Home Depot, Inc. (The)	3,624	981,452
L Brands, Inc.	21,001	856,001
Ross Stores, Inc.	7,960	885,868
TJX Cos., Inc. (The)	14,272	913,979
Williams-Sonoma, Inc.	5,217	672,575
		10,873,634
Technology Hardware, Storage & Peripherals 0.7%
Dell Technologies, Inc., Class C (e)	11,621	847,055
HP, Inc.	81,398	1,981,227
Xerox Holdings Corp.	47,050	989,462
		3,817,744
Textiles, Apparel & Luxury Goods 0.6%
Carter's, Inc.	8,518	749,925
PVH Corp.	12,402	1,057,394
Tapestry, Inc.	39,930	1,262,587
		3,069,906
Thrifts & Mortgage Finance 0.4%
New York Community Bancorp, Inc.	106,723	1,116,323
Rocket Cos., Inc., Class A (e)(f)	41,300	882,168
		1,998,491
Tobacco 0.3%
Altria Group, Inc.	20,411	838,484
Philip Morris International, Inc.	11,834	942,578
		1,781,062
Trading Companies & Distributors 0.1% (e)
United Rentals, Inc.	1,326	322,231

	Shares	Value
Common Stocks
Wireless Telecommunication Services 0.1% (e)
T-Mobile US, Inc.	5,391	$ 679,697
Total Common Stocks (Cost $238,785,976)		310,718,942
Exchange-Traded Funds 5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,969	1,351,796
iShares Intermediate Government/Credit Bond ETF (f)	160,724	18,836,853
iShares Russell 1000 Value ETF	37,170	5,034,305
iShares Russell Mid-Cap ETF	30,362	2,075,242
SPDR S&P 500 ETF Trust (f)	4,556	1,686,039
Total Exchange-Traded Funds (Cost $27,765,159)		28,984,235
Short-Term Investment 0.4%
Unaffiliated Investment Company 0.4% (g)(h)
BlackRock Liquidity FedFund, 0.105%	2,016,422	2,016,422
Total Short-Term Investment (Cost $2,016,422)		2,016,422
Total Investments (Cost $449,950,779)	97.7%	528,774,886
Other Assets, Less Liabilities	2.3	12,690,148
Net Assets	100.0%	$ 541,465,034

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2021.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2021.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2021.
(e)	Non-income producing security.
(f)	All or a portion of this security was held on loan. As of January 31, 2021, the aggregate market value of securities on loan was $1,948,150; the total market value of collateral held by the Fund was $2,016,862. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $440. The Fund received cash collateral with a value of $2,016,422.
(g)	Current yield as of January 31, 2021.
(h)	Represents a security purchased with cash collateral received for securities on loan.

Futures Contracts
As of January 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	39	March 2021	$ 8,613,399	$ 8,618,086	$ 4,687
U.S. Treasury 5 Year Notes	130	March 2021	16,367,178	16,363,750	(3,428)
U.S. Treasury 10 Year Notes	36	March 2021	4,964,564	4,933,125	(31,439)
Total Long Contracts					(30,180)
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(22)	March 2021	(3,431,336)	(3,384,219)	47,118
U.S. Treasury Long Bonds	(7)	March 2021	(1,216,230)	(1,181,031)	35,198
Total Short Contracts					82,316
Net Unrealized Appreciation					$ 52,136

1.	As of January 31, 2021, cash in the amount of $78,492 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2021.

Abbreviation(s):
ETF—Exchange-Traded Fund
FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
LIBOR—London Interbank Offered Rate
REIT—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 26,885,188	$ —	$ 26,885,188
Corporate Bonds	—	84,591,091	—	84,591,091
Foreign Government Bonds	—	1,630,757	—	1,630,757
Mortgage-Backed Securities	—	16,121,312	—	16,121,312
U.S. Government & Federal Agencies	—	57,826,939	—	57,826,939
Total Long-Term Bonds	—	187,055,287	—	187,055,287
Common Stocks	310,718,942	—	—	310,718,942
Exchange-Traded Funds	28,984,235	—	—	28,984,235
Short-Term Investment
Unaffiliated Investment Company	2,016,422	—	—	2,016,422
Total Investments in Securities	341,719,599	187,055,287	—	528,774,886
Other Financial Instruments
Futures Contracts (b)	87,003	—	—	87,003
Total Investments in Securities and Other Financial Instruments	$ 341,806,602	$ 187,055,287	$ —	$ 528,861,889
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (34,867)	$ —	$ —	$ (34,867)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Candriam Emerging Markets Equity Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 95.9%
Argentina 0.5% (a)
MercadoLibre, Inc. (Internet & Direct Marketing Retail)	230	$ 409,287
Brazil 5.2%
B3 SA - Brasil Bolsa Balcao (Capital Markets)	36,000	393,464
Banco BTG Pactual SA (Capital Markets)	28,000	486,420
Banco Inter SA (Banks)	19,000	459,252
Banco Santander Brasil SA (Banks)	118,000	846,708
Cosan SA (Oil, Gas & Consumable Fuels)	44,000	603,619
Localiza Rent a Car SA (Road & Rail)	36,000	420,309
Notre Dame Intermedica Participacoes SA (Health Care Providers & Services)	27,000	466,334
Pagseguro Digital Ltd., Class A (IT Services) (a)	6,400	313,280
WEG SA (Electrical Equipment)	31,000	474,740
		4,464,126
China 44.7%
Aier Eye Hospital Group Co. Ltd., Class A (Health Care Providers & Services)	41,000	499,355
Air China Ltd., Class H (Airlines)	440,000	306,493
Airtac International Group (Machinery)	19,800	708,608
Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail) (a)	57,000	1,819,289
Alibaba Group Holding Ltd., Sponsored ADR (Internet & Direct Marketing Retail) (a)	7,200	1,827,576
Alibaba Health Information Technology Ltd. (Health Care Technology) (a)	103,000	321,308
Baidu, Inc. Sponsored ADR (Interactive Media & Services) (a)	4,040	949,481
Bank of Ningbo Co. Ltd., Class A (Banks)	104,000	619,516
Bilibili, Inc. Sponsored ADR (Entertainment) (a)	6,000	683,340
CanSino Biologics, Inc., Class H (Pharmaceuticals) (a)(b)(c)	12,000	391,133
China Construction Bank Corp., Class H (Banks)	1,500,000	1,139,555
China Feihe Ltd. (Food Products) (b)	86,000	257,620
China Mengniu Dairy Co. Ltd. (Food Products)	76,000	455,057
China Merchants Bank Co. Ltd., Class H (Banks)	166,000	1,281,843
China Molybdenum Co. Ltd., Class H (Metals & Mining)	220,000	139,328
China Petroleum & Chemical Corp., Class H (Oil, Gas & Consumable Fuels)	740,000	352,314
China Tourism Group Duty Free Corp. Ltd., Class A (Specialty Retail)	10,800	490,447
Chongqing Zhifei Biological Products Co. Ltd., Class A (Biotechnology)	10,996	269,073
CIFI Holdings Group Co. Ltd. (Real Estate Management & Development)	400,378	328,859
Contemporary Amperex Technology Co. Ltd., Class A (Electrical Equipment)	11,800	642,248
Country Garden Services Holdings Co. Ltd. (Commercial Services & Supplies)	62,000	505,040
East Money Information Co. Ltd., Class A (Capital Markets)	86,099	466,994
ENN Energy Holdings Ltd. (Gas Utilities)	31,000	480,134
Focus Media Information Technology Co. Ltd., Class A (Media)	200,997	336,696
Geely Automobile Holdings Ltd. (Automobiles)	178,000	646,187
Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure) (b)	26,000	219,447
Hangzhou Tigermed Consulting Co. Ltd., Class A (Life Sciences Tools & Services)	14,000	362,651
Hengli Petrochemical Co. Ltd., Class A (Chemicals)	124,000	739,833
JD.com, Inc. ADR (Internet & Direct Marketing Retail) (a)	15,000	1,330,350
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	430,000	505,315
Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	76,000	478,542
Longfor Group Holdings Ltd. (Real Estate Management & Development)	96,000	540,633
Luxshare Precision Industry Co. Ltd., Class A (Electronic Equipment, Instruments & Components)	6,000	48,959

	Shares	Value
Common Stocks
China
Meituan (Internet & Direct Marketing Retail) (a)	44,000	$ 2,006,927
MMG Ltd. (Metals & Mining) (a)	980,000	383,495
New Oriental Education & Technology Group, Inc., Sponsored ADR (Diversified Consumer Services) (a)	1,700	284,750
NIO, Inc. ADR (Automobiles) (a)	12,800	729,600
Offcn Education Technology Co. Ltd., Class A (Diversified Consumer Services)	80,000	489,649
Pinduoduo, Inc. ADR (Internet & Direct Marketing Retail) (a)	6,100	1,010,831
Ping An Bank Co. Ltd., Class A (Banks)	121,965	435,925
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	93,000	1,096,892
Sany Heavy Industry Co. Ltd., Class A (Machinery)	120,000	753,460
Shandong Linglong Tyre Co. Ltd., Class A (Auto Components)	80,000	529,681
Shandong Pharmaceutical Glass Co. Ltd., Class A (Health Care Equipment & Supplies)	26,000	152,792
Shandong Sinocera Functional Material Co. Ltd., Class A (Chemicals)	30,000	221,934
Shenzhen Inovance Technology Co. Ltd., Class A (Machinery)	44,958	662,218
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Supplies)	5,900	408,908
Silergy Corp. (Semiconductors & Semiconductor Equipment)	4,800	448,095
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	9,000	235,278
Tencent Holdings Ltd. (Interactive Media & Services)	46,000	4,026,981
TravelSky Technology Ltd., Class H (IT Services)	117,000	263,313
Vipshop Holdings Ltd. ADR (Internet & Direct Marketing Retail) (a)	17,400	477,108
Will Semiconductor Co. Ltd. Shanghai, Class A (Semiconductors & Semiconductor Equipment)	3,000	133,714
Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services) (a)(b)	53,000	741,417
Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Electronic Equipment, Instruments & Components)	29,998	413,897
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (a)(b)	148,000	553,099
Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	284,000	627,530
Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy Equipment & Services)	68,998	462,731
Yihai International Holding Ltd. (Food Products)	19,000	311,835
Zhejiang Dingli Machinery Co. Ltd., Class A (Machinery)	17,997	322,177
		38,327,461
Hong Kong 1.9%
AIA Group Ltd. (Insurance)	29,000	355,320
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	6,100	391,848
Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	354,000	545,722
Xinyi Glass Holdings Ltd. (Building Products)	160,000	388,547
		1,681,437
India 9.2%
Asian Paints Ltd. (Chemicals)	13,800	456,225
Bajaj Finance Ltd. (Consumer Finance)	11,300	730,174
Divi's Laboratories Ltd. (Life Sciences Tools & Services)	5,800	268,378
Eicher Motors Ltd. (Automobiles)	7,200	270,709
GAIL India Ltd. (Gas Utilities)	110,000	187,868
HDFC Bank Ltd. (Banks) (a)	47,000	895,356
ICICI Bank Ltd. (Banks)	118,000	872,764
ICICI Lombard General Insurance Co. Ltd. (Insurance) (b)	12,800	230,697
Info Edge India Ltd. (Interactive Media & Services)	7,800	465,080
Infosys Ltd. (IT Services)	52,000	879,230
JSW Steel Ltd. (Metals & Mining)	150,000	753,881

	Shares	Value
Common Stocks
India
Jubilant Foodworks Ltd. (Hotels, Restaurants & Leisure)	9,400	$ 332,131
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	31,000	782,842
State Bank of India (Banks)	88,000	340,003
Tata Consumer Products Ltd. (Food Products)	52,000	397,423
		7,862,761
Indonesia 0.9%
Bank Central Asia Tbk PT (Banks)	310,000	747,544
Mexico 1.2% (a)
Alsea SAB de CV (Hotels, Restaurants & Leisure)	160,000	180,380
Grupo Financiero Banorte SAB de CV, Class O (Banks)	96,000	475,668
Ternium SA ADR (Metals & Mining)	15,000	396,750
		1,052,798
Peru 1.0%
Southern Copper Corp. (Metals & Mining)	13,200	876,612
Poland 0.5% (a)(b)
Dino Polska SA (Food & Staples Retailing)	6,300	444,461
Republic of Korea 13.2%
Hyundai Mobis Co. Ltd. (Auto Components)	2,500	704,216
Kakao Corp. (Interactive Media & Services)	1,240	486,246
KB Financial Group, Inc. (Banks)	25,600	926,024
Kia Motors Corp. (Automobiles)	14,000	1,025,762
KIWOOM Securities Co. Ltd. (Capital Markets) (a)	4,700	588,757
LG Chem Ltd. (Chemicals)	1,020	831,503
NCSoft Corp. (Entertainment) (a)	360	305,896
Samsung C&T Corp. (Industrial Conglomerates)	3,100	360,409
Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	3,000	543,920
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	52,000	3,795,059
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	1,100	716,732
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	9,400	1,023,191
		11,307,715
Russia 2.8%
MMC Norilsk Nickel PJSC (Metals & Mining)	1,600	518,393
Polymetal International plc (Metals & Mining)	19,800	428,909
Tatneft PJSC (Oil, Gas & Consumable Fuels)	32,000	207,358
TCS Group Holding plc GDR (Banks)	19,000	783,750
Yandex NV, Class A (Interactive Media & Services) (a)	7,400	463,536
		2,401,946
South Africa 3.2%
Impala Platinum Holdings Ltd. (Metals & Mining)	37,000	506,820
Kumba Iron Ore Ltd. (Metals & Mining)	11,600	466,470

	Shares	Value
Common Stocks
South Africa
Naspers Ltd., Class N (Internet & Direct Marketing Retail)	7,600	$ 1,747,623
		2,720,913
Taiwan 10.3%
Accton Technology Corp. (Communications Equipment)	40,000	385,361
Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	16,000	472,577
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,863	346,025
Chailease Holding Co. Ltd. (Diversified Financial Services)	160,000	886,610
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	73,000	737,940
Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	15,000	330,527
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	35,000	1,097,037
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	30,000	484,720
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	193,000	4,075,168
		8,815,965
Thailand 1.0%
Carabao Group PCL NVDR (Beverages)	36,000	172,799
Energy Absolute PCL NVDR (Independent Power and Renewable Electricity Producers)	60,000	129,363
Srisawad Corp. PCL NVDR (Consumer Finance)	250,000	557,033
		859,195
Turkey 0.3% (a)
Yapi ve Kredi Bankasi AS (Banks)	640,000	249,274
Total Common Stocks (Cost $58,139,720)		82,221,495

Preferred Stocks 1.2%
Brazil 0.6%
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	104,000	507,322
Chile 0.6%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR (Chemicals)	10,000	509,400
Total Preferred Stocks (Cost $1,030,615)		1,016,722
Short-Term Investment 0.5%
Unaffiliated Investment Company 0.5% (d)(e)
United States 0.5%
BlackRock Liquidity FedFund, 0.105%	409,859	409,859
Total Short-Term Investment (Cost $409,859)		409,859
Total Investments (Cost $59,580,194)	97.6%	83,648,076
Other Assets, Less Liabilities	2.4	2,072,487
Net Assets	100.0%	$ 85,720,563

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of January 31, 2021, the aggregate market value of securities on loan was $382,235. The Fund received cash collateral with a value of $409,859.
(d)	Current yield as of January 31, 2021.
(e)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
NIO—Nicaragua Cordoba
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ 7,293,036	$ 31,034,425	$ —	$ 38,327,461
Hong Kong	—	1,681,437	—	1,681,437
India	—	7,862,761	—	7,862,761
Indonesia	—	747,544	—	747,544
Republic of Korea	—	11,307,715	—	11,307,715
Taiwan	—	8,815,965	—	8,815,965
Thailand	—	859,195	—	859,195
All Other Countries	12,619,417	—	—	12,619,417
Total Common Stocks	19,912,453	62,309,042	—	82,221,495
Preferred Stocks	1,016,722	—	—	1,016,722
Short-Term Investment
Unaffiliated Investment Company	409,859	—	—	409,859
Total Investments in Securities	$ 21,339,034	$ 62,309,042	$ —	$ 83,648,076

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Conservative Allocation Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Shares	Value
Affiliated Investment Companies 94.5%
Equity Funds 35.4%
IQ 50 Percent Hedged FTSE International ETF	420,497	$ 9,499,027
IQ 500 International ETF	263,239	7,671,390
IQ Candriam ESG International Equity ETF (a)	298,595	8,079,025
IQ Candriam ESG U.S. Equity ETF	466,697	15,027,457
IQ Chaikin U.S. Large Cap ETF	364,186	10,427,337
IQ Chaikin U.S. Small Cap ETF (a)	351,678	10,708,138
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	540,128	7,134,062
MainStay Epoch Capital Growth Fund Class I	119,620	1,666,670
MainStay Epoch International Choice Fund Class I	130,377	5,025,629
MainStay Epoch U.S. All Cap Fund Class R6	322,155	9,806,564
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	578,679	9,699,984
MainStay MacKay Growth Fund Class I (a)	126,700	6,224,161
MainStay MacKay International Equity Fund Class R6	261,347	5,385,640
MainStay MacKay International Opportunities Fund Class I	538,057	3,960,261
MainStay MacKay S&P 500 Index Fund Class I	470,220	22,925,410
MainStay MacKay Small Cap Core Fund Class I (a)	344,247	10,652,856
MainStay MAP Equity Fund Class I	238,871	11,089,016
MainStay Winslow Large Cap Growth Fund Class R6	1,350,369	17,787,062
Total Equity Funds (Cost $129,985,662)		172,769,689
Fixed Income Funds 59.1%
IQ S&P High Yield Low Volatility Bond ETF	194,933	4,932,780
MainStay Floating Rate Fund Class R6 (a)	1,617,415	14,775,251
MainStay MacKay Short Duration High Yield Fund Class I	3,782,284	37,004,735
MainStay MacKay Total Return Bond Fund Class R6 (a)	20,363,062	231,515,795
Total Fixed Income Funds (Cost $276,401,765)		288,228,561
Total Affiliated Investment Companies (Cost $406,387,427)		460,998,250
Short-Term Investment 5.5%
Affiliated Investment Company 5.5% (b)
MainStay U.S. Government Liquidity Fund, 0.01%	26,684,790	26,684,790
Total Short-Term Investment (Cost $26,684,790)	5.5%	26,684,790
Total Investments (Cost $433,072,217)	100.0%	487,683,040
Other Assets, Less Liabilities	0.0	128,091
Net Assets	100.0%	$ 487,811,131

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	As of January 31, 2021, the Fund’s ownership exceeds 5% of the outstanding shares of the Underlying Fund’s share class.
(b)	Current yield as of January 31, 2021.

Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2021 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/02/21	Monthly	11,912	$ —
Citibank NA	Russell 1000 Growth Total Return	1 month LIBOR BBA plus 0.03%	12/02/21	Monthly	(4,479)	—
Citibank NA	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.30%	12/02/21	Monthly	14,598	—
Citibank NA	Russell 2000 Total Return Index	1 month LIBOR BBA minus 0.06%	12/02/21	Monthly	(11,439)	—
Citibank NA	Russell Midcap Index Total Return	1 month LIBOR BBA plus 0.26%	12/02/21	Monthly	7,943	—
Citibank NA	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/02/21	Monthly	7,122	—
						$ —

1.	As of January 31, 2021, cash in the amount $1,100,000 was pledged from brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of January 31, 2021.

Abbreviation(s):
BBA—British Bankers’ Association
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
LIBOR—London Interbank Offered Rate
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 172,769,689	$ —	$ —	$ 172,769,689
Fixed Income Funds	288,228,561	—	—	288,228,561
Total Affiliated Investment Companies	460,998,250	—	—	460,998,250
Short-Term Investment
Affiliated Investment Company	26,684,790	—	—	26,684,790
Total Investments in Securities	$ 487,683,040	$ —	$ —	$ 487,683,040

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Epoch Capital Growth Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 97.3%
Australia 2.9%
CSL Ltd. (Biotechnology)	3,511	$ 726,647
REA Group Ltd. (Interactive Media & Services)	2,976	332,372
Regis Resources Ltd. (Metals & Mining)	87,887	240,861
Saracen Mineral Holdings Ltd. (Metals & Mining) (a)	110,738	410,035
		1,709,915
Canada 3.2%
Alimentation Couche-Tard, Inc., Class B (Food & Staples Retailing)	14,815	451,836
Canadian National Railway Co. (Road & Rail)	4,789	485,061
Constellation Software, Inc. (Software)	524	638,340
Kirkland Lake Gold Ltd. (Metals & Mining)	7,204	276,836
Topicus.com, Inc. (Software) (a)(b)(c)(d)	1,633	6,142
		1,858,215
China 3.3%
A-Living Smart City Services Co. Ltd. (Commercial Services & Supplies) (e)	19,250	83,694
Autohome, Inc. ADR (Interactive Media & Services)	5,251	578,818
Hangzhou Robam Appliances Co. Ltd., Class A (Household Durables)	44,200	263,054
Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	4,815	273,059
Zhejiang Weixing New Building Materials Co. Ltd., Class A (Building Products)	209,239	687,957
		1,886,582
Denmark 2.2%
Coloplast A/S, Class B (Health Care Equipment & Supplies)	2,789	417,490
Genmab A/S (Biotechnology) (a)	1,080	431,746
Novo Nordisk A/S, Class B (Pharmaceuticals)	6,436	446,738
		1,295,974
France 0.8%
Sartorius Stedim Biotech (Life Sciences Tools & Services)	1,153	482,732
Hong Kong 1.8%
AIA Group Ltd. (Insurance)	25,200	308,761
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	11,600	745,153
		1,053,914
Indonesia 0.5%
Bank Central Asia Tbk PT (Banks)	123,700	298,294
Italy 2.2%
DiaSorin SpA (Health Care Equipment & Supplies)	1,225	268,480
FinecoBank Banca Fineco SpA (Banks)	38,834	606,760
Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	8,228	426,563
		1,301,803
Japan 5.1%
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	5,100	269,379
Digital Arts, Inc. (Software)	4,000	378,099
Lasertec Corp. (Semiconductors & Semiconductor Equipment)	4,200	560,708

	Shares	Value
Common Stocks
Japan
Nexon Co. Ltd. (Entertainment)	31,000	$ 942,363
Unicharm Corp. (Household Products)	10,600	474,143
Zenkoku Hosho Co. Ltd. (Diversified Financial Services)	7,200	322,661
		2,947,353
Jordan 1.1%
Hikma Pharmaceuticals plc (Pharmaceuticals)	19,500	640,963
Malaysia 0.3%
Hartalega Holdings Bhd (Health Care Equipment & Supplies)	56,600	179,793
Malta 0.7%
Kindred Group plc SDR (Hotels, Restaurants & Leisure)	32,414	389,838
Mexico 0.8%
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	163,000	463,976
Netherlands 2.4%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,350	719,947
BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	9,687	666,076
		1,386,023
New Zealand 0.5%
Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	11,111	275,969
Norway 0.9%
Salmar ASA (Food Products)	8,233	496,928
Portugal 0.6%
Jeronimo Martins SGPS SA (Food & Staples Retailing)	19,962	326,430
Singapore 0.5%
Singapore Exchange Ltd. (Capital Markets)	38,300	284,055
South Africa 0.3%
FirstRand Ltd. (Diversified Financial Services)	59,187	186,972
Spain 1.4%
Amadeus IT Group SA (IT Services)	5,589	356,354
Industria de Diseno Textil SA (Specialty Retail)	15,511	460,985
		817,339
Sweden 2.8%
Atlas Copco AB, Class B (Machinery)	9,906	465,646
Epiroc AB, Class B (Machinery)	15,095	259,763

	Shares	Value
Common Stocks
Sweden
Evolution Gaming Group AB (Hotels, Restaurants & Leisure) (e)	4,301	$ 419,791
Swedish Match AB (Tobacco)	6,036	466,625
		1,611,825
Switzerland 2.0%
Kuehne & Nagel International AG (Marine)	1,490	339,735
Partners Group Holding AG (Capital Markets)	306	362,253
Tecan Group AG (Life Sciences Tools & Services)	889	431,152
		1,133,140
Taiwan 1.2%
eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,000	147,730
Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	2,000	210,324
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	15,000	316,723
		674,777
United Kingdom 2.6%
Admiral Group plc (Insurance)	11,121	439,143
Fevertree Drinks plc (Beverages)	11,246	376,126
Games Workshop Group plc (Leisure Products)	2,181	308,691
Howden Joinery Group plc (Trading Companies & Distributors)	38,980	358,905
		1,482,865
United States 57.2%
Accenture plc, Class A (IT Services)	2,160	522,547
Adobe, Inc. (Software) (a)	831	381,238
Alexion Pharmaceuticals, Inc. (Biotechnology) (a)	5,693	872,908
Align Technology, Inc. (Health Care Equipment & Supplies) (a)	1,537	807,509
Alphabet, Inc., Class A (Interactive Media & Services) (a)	399	729,117
Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	119	381,538
American Express Co. (Consumer Finance)	2,566	298,323
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,771	761,541
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	8,243	796,933
Arista Networks, Inc. (Communications Equipment) (a)	2,020	621,271
Automatic Data Processing, Inc. (IT Services)	3,038	501,635
Booking Holdings, Inc. (Internet & Direct Marketing Retail) (a)	223	433,586
Bruker Corp. (Life Sciences Tools & Services)	5,937	343,693
Copart, Inc. (Commercial Services & Supplies) (a)	4,898	537,556
Costco Wholesale Corp. (Food & Staples Retailing)	2,129	750,323
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods) (a)	1,735	506,585
Dollar General Corp. (Multiline Retail)	1,163	226,331
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	1,049	388,927
Donaldson Co., Inc. (Machinery)	4,332	257,494
Electronic Arts, Inc. (Entertainment)	3,449	493,897
Expeditors International of Washington, Inc. (Air Freight & Logistics)	2,633	235,706
Exponent, Inc. (Professional Services)	5,812	479,955
Fastenal Co. (Trading Companies & Distributors)	16,576	755,700
Ferguson plc (Trading Companies & Distributors)	5,075	591,188
Fortinet, Inc. (Software) (a)	4,940	715,065

	Shares	Value
Common Stocks
United States
Gentex Corp. (Auto Components)	17,682	$ 584,390
Home Depot, Inc. (The) (Specialty Retail)	1,833	496,413
IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	1,028	492,083
Incyte Corp. (Biotechnology) (a)	3,864	346,794
Intuit, Inc. (Software)	1,631	589,166
Intuitive Surgical, Inc. (Health Care Equipment & Supplies) (a)	311	232,516
Jack Henry & Associates, Inc. (IT Services)	1,428	206,760
KLA Corp. (Semiconductors & Semiconductor Equipment)	2,623	734,624
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,703	824,167
Liberty Media Corp-Liberty SiriusXM (a)
Class A (Media)	6,025	243,531
Class C (Media)	566	22,957
LPL Financial Holdings, Inc. (Capital Markets)	10,882	1,178,956
Masimo Corp. (Health Care Equipment & Supplies) (a)	3,397	869,360
Mastercard, Inc., Class A (IT Services)	2,316	732,528
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	545	636,614
Microsoft Corp. (Software)	4,347	1,008,330
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	2,306	819,299
Monster Beverage Corp. (Beverages) (a)	11,230	975,101
MSCI, Inc. (Capital Markets)	644	254,573
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	2,992	399,701
Paychex, Inc. (IT Services)	5,843	510,211
Rollins, Inc. (Commercial Services & Supplies)	5,220	188,024
Southwest Airlines Co. (Airlines)	6,752	296,683
Starbucks Corp. (Hotels, Restaurants & Leisure)	5,028	486,761
T. Rowe Price Group, Inc. (Capital Markets)	2,732	427,503
Take-Two Interactive Software, Inc. (Entertainment) (a)	3,111	623,600
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,454	572,293
TJX Cos., Inc. (The) (Specialty Retail)	6,862	439,442
Trex Co., Inc. (Building Products) (a)	6,960	638,719
Union Pacific Corp. (Road & Rail)	2,488	491,305
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,605	535,396
Veeva Systems, Inc., Class A (Health Care Technology) (a)	1,838	508,097
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	898	268,942
Western Alliance Bancorp (Banks)	5,527	376,831
Wingstop, Inc. (Hotels, Restaurants & Leisure)	4,025	603,951
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	3,495	456,342
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	2,477	251,391
Zoetis, Inc. (Pharmaceuticals)	2,363	364,493
		33,078,413
Total Common Stocks (Cost $42,701,260)		56,264,088

	Shares	Value
Short-Term Investment 2.5%
Affiliated Investment Company 2.5% (f)
United States 2.5%
MainStay U.S. Government Liquidity Fund, 0.01%	1,472,166	$ 1,472,166
Total Short-Term Investment (Cost $1,472,166)		1,472,166
Total Investments (Cost $44,173,426)	99.8%	57,736,254
Other Assets, Less Liabilities	0.2	106,443
Net Assets	100.0%	$ 57,842,697

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2021, the total market value was $6,142, which represented less than one-tenth of a percent of the Fund’s net assets.
(c)	Illiquid security—As of January 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $6,142, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Current yield as of January 31, 2021.

Abbreviation(s):
ADR—American Depositary Receipt
SDR—Special Drawing Right

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 1,709,915	$ —	$ 1,709,915
China	851,877	1,034,705	—	1,886,582
Hong Kong	—	1,053,914	—	1,053,914
Indonesia	—	298,294	—	298,294
Japan	—	2,947,353	—	2,947,353
Malaysia	—	179,793	—	179,793
New Zealand	—	275,969	—	275,969
Singapore	—	284,055	—	284,055
Taiwan	—	674,777	—	674,777
All Other Countries	46,947,294	—	6,142	46,953,436
Total Common Stocks	47,799,171	8,458,775	6,142	56,264,088
Short-Term Investment
Affiliated Investment Company	1,472,166	—	—	1,472,166
Total Investments in Securities	$ 49,271,337	$ 8,458,775	$ 6,142	$ 57,736,254

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch Global Equity Yield Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 98.1%
Canada 7.8%
BCE, Inc. (Diversified Telecommunication Services)	320,394	$ 13,589,967
Fortis, Inc. (Electric Utilities)	200,775	8,120,495
Great-West Lifeco, Inc. (Insurance)	333,451	7,614,287
Nutrien Ltd. (Chemicals)	385,672	18,963,492
Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	157,744	9,101,829
Rogers Communications, Inc., Class B (Wireless Telecommunication Services)	144,671	6,529,003
Royal Bank of Canada (Banks)	153,845	12,451,971
TELUS Corp. (Diversified Telecommunication Services)	609,383	12,576,045
		88,947,089
France 5.5%
AXA SA (Insurance)	370,146	8,220,190
Cie Generale des Etablissements Michelin SCA (Auto Components)	44,107	6,096,617
Danone SA (Food Products)	114,325	7,625,101
Orange SA (Diversified Telecommunication Services)	799,572	9,415,991
Sanofi (Pharmaceuticals)	156,315	14,635,052
TOTAL SE (Oil, Gas & Consumable Fuels)	396,162	16,776,204
		62,769,155
Germany 7.5%
Allianz SE, (Registered) (Insurance)	85,038	19,248,466
BASF SE (Chemicals)	174,311	13,502,286
Bayer AG, (Registered) (Pharmaceuticals)	94,213	5,706,891
Deutsche Post AG (Registered) (Air Freight & Logistics)	252,645	12,512,238
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	462,595	8,252,318
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	59,280	15,740,307
Siemens AG, (Registered) (Industrial Conglomerates)	66,690	10,354,395
		85,316,901
Italy 3.2%
Assicurazioni Generali SpA (Insurance)	513,053	8,772,652
Snam SpA (Gas Utilities)	3,346,842	17,578,432
Terna Rete Elettrica Nazionale SpA (Electric Utilities)	1,333,444	9,699,497
		36,050,581
Japan 2.3%
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	488,000	17,110,444
Tokio Marine Holdings, Inc. (Insurance)	196,200	9,798,426
		26,908,870
Norway 0.6%
Orkla ASA (Food Products)	692,657	6,745,795
Republic of Korea 2.5%
Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	45,166	7,621,790
Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	11,283	20,760,720
		28,382,510

	Shares	Value
Common Stocks
Singapore 0.6%
Singapore Exchange Ltd. (Capital Markets)	988,000	$ 7,327,572
Switzerland 2.6%
Nestle SA (Registered) (Food Products)	76,923	8,639,211
Novartis AG, (Registered) (Pharmaceuticals)	112,561	10,176,298
Roche Holding AG (Pharmaceuticals)	31,404	10,828,783
		29,644,292
Taiwan 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	179,604	21,825,478
United Kingdom 7.1%
AstraZeneca plc, Sponsored ADR (Pharmaceuticals) (a)	153,492	7,766,695
BAE Systems plc (Aerospace & Defense)	2,002,422	12,678,261
British American Tobacco plc (Tobacco)	335,657	12,221,854
British American Tobacco plc, Sponsored ADR (Tobacco)	125,691	4,594,006
Coca-Cola European Partners plc (Beverages)	149,964	6,968,827
GlaxoSmithKline plc (Pharmaceuticals)	675,277	12,555,382
National Grid plc (Multi-Utilities)	758,641	8,835,342
Unilever plc (Personal Products)	262,525	15,251,222
		80,871,589
United States 56.5%
AbbVie, Inc. (Biotechnology)	184,191	18,875,894
Altria Group, Inc. (Tobacco)	409,848	16,836,556
Ameren Corp. (Multi-Utilities)	96,683	7,030,788
American Electric Power Co., Inc. (Electric Utilities)	110,444	8,936,024
American Tower Corp. (Equity Real Estate Investment Trusts)	26,817	6,097,113
Amgen, Inc. (Biotechnology)	41,284	9,967,196
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	92,448	13,620,364
Apple, Inc. (Technology Hardware, Storage & Peripherals)	92,095	12,152,856
AT&T, Inc. (Diversified Telecommunication Services)	472,513	13,528,047
BlackRock, Inc. (Capital Markets)	8,821	6,185,814
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	30,346	13,670,873
Chevron Corp. (Oil, Gas & Consumable Fuels)	106,603	9,082,576
Cisco Systems, Inc. (Communications Equipment)	330,273	14,723,570
Coca-Cola Co. (The) (Beverages)	175,370	8,444,065
Dominion Energy, Inc. (Multi-Utilities)	169,018	12,319,722
Dow, Inc. (Chemicals)	200,070	10,383,633
Duke Energy Corp. (Electric Utilities)	89,273	8,391,662
Eaton Corp. plc (Electrical Equipment)	130,204	15,325,011
Emerson Electric Co. (Electrical Equipment)	96,330	7,643,786
Entergy Corp. (Electric Utilities)	113,620	10,831,395
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels)	577,677	11,686,406
Evergy, Inc. (Electric Utilities)	125,264	6,730,435
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	530,497	8,111,299
Hasbro, Inc. (Leisure Products)	96,879	9,089,188
Home Depot, Inc. (The) (Specialty Retail)	32,816	8,887,229

	Shares	Value
Common Stocks
United States
Intel Corp. (Semiconductors & Semiconductor Equipment)	155,257	$ 8,618,316
International Business Machines Corp. (IT Services)	141,143	16,811,543
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	529,777	17,837,592
Johnson & Johnson (Pharmaceuticals)	66,337	10,821,555
JPMorgan Chase & Co. (Banks)	75,511	9,716,000
Kimberly-Clark Corp. (Household Products)	92,095	12,165,749
KLA Corp. (Semiconductors & Semiconductor Equipment)	65,984	18,480,139
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	137,614	6,617,857
Lazard Ltd., Class A (Capital Markets)	230,494	9,496,353
Leggett & Platt, Inc. (Household Durables)	176,112	7,220,592
Lockheed Martin Corp. (Aerospace & Defense)	22,583	7,267,661
LyondellBasell Industries NV, Class A (Chemicals)	100,564	8,624,369
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)	223,651	9,943,523
McDonald's Corp. (Hotels, Restaurants & Leisure)	34,580	7,187,107
Medtronic plc (Health Care Equipment & Supplies)	51,517	5,735,388
Merck & Co., Inc. (Pharmaceuticals)	175,370	13,515,766
MetLife, Inc. (Insurance)	302,398	14,560,464
Microsoft Corp. (Software)	88,567	20,544,001
MSC Industrial Direct Co., Inc., Class A (Trading Companies & Distributors)	105,857	8,211,327
Omnicom Group, Inc. (Media)	118,913	7,417,793
PepsiCo, Inc. (Beverages)	59,633	8,144,079
Pfizer, Inc. (Pharmaceuticals)	320,041	11,489,472
Philip Morris International, Inc. (Tobacco)	218,969	17,440,881
Phillips 66 (Oil, Gas & Consumable Fuels)	119,929	8,131,186
PNC Financial Services Group, Inc. (The) (Banks)	47,988	6,887,238
Procter & Gamble Co. (The) (Household Products)	44,813	5,745,475
T. Rowe Price Group, Inc. (Capital Markets)	43,754	6,846,626
Target Corp. (Multiline Retail)	38,814	7,031,932
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	99,858	16,545,472
Truist Financial Corp. (Banks)	188,778	9,057,568
United Parcel Service, Inc., Class B (Air Freight & Logistics)	40,578	6,289,590
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	23,289	6,193,942
Verizon Communications, Inc. (Diversified Telecommunication Services)	368,382	20,168,914
Watsco, Inc. (Trading Companies & Distributors)	42,343	10,098,382
WEC Energy Group, Inc. (Multi-Utilities)	90,684	8,061,808
Welltower, Inc. (Equity Real Estate Investment Trusts)	131,968	7,997,261
		645,474,423
Total Common Stocks (Cost $945,344,696)		1,120,264,255

	Shares	Value
Short-Term Investment 0.6%
Affiliated Investment Company 0.6% (b)
United States 0.6%
MainStay U.S. Government Liquidity Fund, 0.01%	6,875,526	$ 6,875,526
Total Short-Term Investment (Cost $6,875,526)		6,875,526
Total Investments (Cost $952,220,222)	98.7%	1,127,139,781
Other Assets, Less Liabilities	1.3	15,090,983
Net Assets	100.0%	$ 1,142,230,764

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2021, the aggregate market value of securities on loan was $6,494,055. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $7,150,679.
(b)	Current yield as of January 31, 2021.

Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Japan	$ —	$ 26,908,870	$ —	$ 26,908,870
Republic of Korea	20,760,720	7,621,790	—	28,382,510
Singapore	—	7,327,572	—	7,327,572
All Other Countries	1,057,645,303	—	—	1,057,645,303
Total Common Stocks	1,078,406,023	41,858,232	—	1,120,264,255
Short-Term Investment
Affiliated Investment Company	6,875,526	—	—	6,875,526
Total Investments in Securities and Other Financial Instruments	$ 1,085,281,549	$ 41,858,232	$ —	$ 1,127,139,781

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch International Choice Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 98.9%
Finland 2.8% (a)
Nordea Bank Abp (Banks)	1,099,425	$ 8,929,547
France 22.4%
AXA SA (Insurance)	541,597	12,027,767
Bureau Veritas SA (Professional Services)	467,017	12,292,775
EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	33,297	4,727,686
Kering SA (Textiles, Apparel & Luxury Goods)	6,700	4,403,633
Pernod Ricard SA (Beverages)	40,373	7,628,468
Sanofi (Pharmaceuticals)	98,160	9,190,268
Schneider Electric SE (Electrical Equipment)	63,105	9,262,481
Ubisoft Entertainment SA (Entertainment) (a)	113,639	11,363,504
		70,896,582
Japan 21.3%
Asahi Group Holdings Ltd. (Beverages)	251,400	10,231,382
Hoya Corp. (Health Care Equipment & Supplies)	52,600	6,726,681
Keyence Corp. (Electronic Equipment, Instruments & Components)	12,600	6,778,059
Secom Co. Ltd. (Commercial Services & Supplies)	94,900	8,616,264
SoftBank Group Corp. (Wireless Telecommunication Services)	148,100	11,409,585
Sony Corp. (Household Durables)	114,000	10,909,182
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	366,700	12,857,377
		67,528,530
Macao 3.0%
Sands China Ltd. (Hotels, Restaurants & Leisure)	2,350,300	9,546,923
Netherlands 10.8%
Akzo Nobel NV (Chemicals)	68,539	6,973,434
ASML Holding NV (Semiconductors & Semiconductor Equipment)	18,594	9,916,079
Koninklijke DSM NV (Chemicals)	33,312	5,821,312
Koninklijke Philips NV (Health Care Equipment & Supplies)	207,069	11,296,679
		34,007,504
Republic of Korea 4.5%
Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	7,685	14,140,400
Spain 5.2%
Cellnex Telecom SA (Diversified Telecommunication Services)	154,708	9,070,004
Industria de Diseno Textil SA (Specialty Retail)	243,268	7,229,886
		16,299,890
Switzerland 10.8%
ABB Ltd. (Electrical Equipment)	352,772	10,431,675
STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	247,100	9,976,615
Swiss Re AG (Insurance)	156,338	13,805,835
		34,214,125

	Shares	Value
Common Stocks
United Kingdom 15.4%
Coca-Cola European Partners plc (Beverages)	189,360	$ 8,799,559
Croda International plc (Chemicals)	93,826	8,081,011
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	110,538	6,847,219
Linde plc (Chemicals)	42,714	10,482,016
Rentokil Initial plc (Commercial Services & Supplies)	817,373	5,572,740
Unilever plc (Personal Products)	151,120	8,779,220
		48,561,765
United States 2.7%
Willis Towers Watson plc (Insurance)	42,843	8,694,558
Total Common Stocks (Cost $254,050,991)		312,819,824

Short-Term Investment 0.2%
Affiliated Investment Company 0.2% (b)
United States 0.2%
MainStay U.S. Government Liquidity Fund, 0.01%	788,059	788,059
Total Short-Term Investment (Cost $788,059)		788,059
Total Investments (Cost $254,839,050)	99.1%	313,607,883
Other Assets, Less Liabilities	0.9	2,752,316
Net Assets	100.0%	$ 316,360,199

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2021.

Abbreviation(s):
GDR—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Japan	$ —	$ 67,528,530	$ —	$ 67,528,530
Macao	—	9,546,923	—	9,546,923
All Other Countries	235,744,371	—	—	235,744,371
Total Common Stocks	235,744,371	77,075,453	—	312,819,824
Short-Term Investment
Affiliated Investment Company	788,059	—	—	788,059
Total Investments in Securities	$ 236,532,430	$ 77,075,453	$ —	$ 313,607,883

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch U.S. All Cap Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 98.9%
Aerospace & Defense 1.4%
Northrop Grumman Corp.	21,313	$ 6,108,519
Air Freight & Logistics 1.2% (a)
XPO Logistics, Inc.	46,170	5,097,630
Banks 5.6%
Bank of America Corp.	279,912	8,299,391
Bank OZK	192,065	7,137,136
Citizens Financial Group, Inc.	97,830	3,564,925
Signature Bank	34,465	5,693,273
		24,694,725
Capital Markets 2.9%
KKR & Co., Inc.	153,582	5,982,019
Morgan Stanley	102,521	6,874,033
		12,856,052
Chemicals 1.4%
Linde plc	24,258	5,952,913
Communications Equipment 1.9% (a)
Arista Networks, Inc.	27,352	8,412,381
Construction & Engineering 0.8%
Jacobs Engineering Group, Inc.	34,091	3,441,827
Construction Materials 1.0%
Martin Marietta Materials, Inc.	14,974	4,303,677
Diversified Financial Services 1.2%
Equitable Holdings, Inc.	207,189	5,134,143
Electrical Equipment 1.4%
AMETEK, Inc.	56,152	6,359,776
Entertainment 1.9%
Electronic Arts, Inc.	58,598	8,391,234
Equity Real Estate Investment Trusts 0.5%
Ryman Hospitality Properties, Inc.	34,977	2,268,258
Food & Staples Retailing 1.9%
Walmart, Inc.	60,495	8,498,943

	Shares	Value
Common Stocks
Food Products 2.3%
Lamb Weston Holdings, Inc.	60,644	$ 4,530,107
McCormick & Co., Inc. (Non-Voting)	62,791	5,622,306
		10,152,413
Health Care Equipment & Supplies 2.6%
Danaher Corp.	47,617	11,325,227
Health Care Providers & Services 4.0%
Centene Corp. (a)	123,036	7,419,071
UnitedHealth Group, Inc.	29,798	9,940,017
		17,359,088
Hotels, Restaurants & Leisure 1.2%
Restaurant Brands International, Inc.	91,990	5,307,823
Household Durables 1.4% (a)
NVR, Inc.	1,348	5,993,855
Independent Power and Renewable Electricity Producers 1.2%
NextEra Energy Partners LP	67,433	5,495,789
Insurance 3.2%
American International Group, Inc.	126,929	4,752,222
MetLife, Inc.	98,379	4,736,949
Willis Towers Watson plc	21,662	4,396,086
		13,885,257
Interactive Media & Services 8.6% (a)
Alphabet, Inc., Class C	10,831	19,882,900
Facebook, Inc., Class A	68,381	17,664,864
		37,547,764
IT Services 2.3%
Sabre Corp.	370,393	3,992,837
Visa, Inc., Class A	32,144	6,211,828
		10,204,665
Life Sciences Tools & Services 5.5%
Agilent Technologies, Inc.	71,276	8,565,237
Charles River Laboratories International, Inc. (a)	27,203	7,046,937
Thermo Fisher Scientific, Inc.	16,771	8,548,179
		24,160,353
Machinery 1.9%
Middleby Corp. (The) (a)	31,046	4,213,563
Rexnord Corp.	107,993	4,088,615
		8,302,178

	Shares	Value
Common Stocks
Media 2.6%
Liberty Media Corp-Liberty SiriusXM, Class A (a)	136,662	$ 5,523,878
Nexstar Media Group, Inc., Class A	52,658	5,985,635
		11,509,513
Multiline Retail 2.0% (a)
Dollar Tree, Inc.	85,202	8,661,635
Oil, Gas & Consumable Fuels 1.7%
Texas Pacific Land Corp.	8,984	7,476,844
Pharmaceuticals 1.4%
Merck & Co., Inc.	80,310	6,189,492
Professional Services 0.9%
Insperity, Inc.	51,810	4,066,567
Real Estate Management & Development 1.6%
Jones Lang LaSalle, Inc.	49,564	7,246,752
Road & Rail 1.3%
Norfolk Southern Corp.	24,757	5,858,001
Semiconductors & Semiconductor Equipment 8.8%
Broadcom, Inc.	31,545	14,211,022
Lam Research Corp.	19,217	9,300,067
Micron Technology, Inc. (a)	141,603	11,083,267
Universal Display Corp.	17,769	4,101,441
		38,695,797
Software 11.0%
Aspen Technology, Inc. (a)	47,617	6,375,916
Dropbox, Inc., Class A (a)	363,296	8,221,389
Microsoft Corp.	144,598	33,540,952
		48,138,257
Specialty Retail 4.5%
CarMax, Inc. (a)	43,075	5,073,373
Home Depot, Inc. (The)	25,506	6,907,535
TJX Cos., Inc. (The)	120,939	7,744,934
		19,725,842
Textiles, Apparel & Luxury Goods 0.9%
VF Corp.	49,414	3,798,454
Thrifts & Mortgage Finance 3.0%
Axos Financial, Inc. (a)	196,358	7,648,144

	Shares	Value
Common Stocks
Thrifts & Mortgage Finance
Essent Group Ltd.	134,112	$ 5,609,905
		13,258,049
Wireless Telecommunication Services 1.9% (a)
T-Mobile US, Inc.	65,586	8,269,083
Total Common Stocks (Cost $305,817,828)		434,148,776

Short-Term Investment 1.2%
Affiliated Investment Company 1.2% (b)
MainStay U.S. Government Liquidity Fund, 0.01%	5,223,339	5,223,339
Total Short-Term Investment (Cost $5,223,339)		5,223,339
Total Investments (Cost $311,041,167)	100.1%	439,372,115
Other Assets, Less Liabilities	(0.1)	(422,677)
Net Assets	100.0%	$ 438,949,438

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2021.
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 434,148,776	$ —	$ —	$ 434,148,776
Short-Term Investment
Affiliated Investment Company	5,223,339	—	—	5,223,339
Total Investments in Securities	$ 439,372,115	$ —	$ —	$ 439,372,115

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch U.S. Equity Yield Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 98.2%
Aerospace & Defense 2.6%
General Dynamics Corp.	36,626	$ 5,372,302
Lockheed Martin Corp.	33,565	10,801,888
Raytheon Technologies Corp.	124,601	8,314,625
		24,488,815
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	52,067	8,070,385
Banks 5.1%
Bank of America Corp.	208,268	6,175,146
JPMorgan Chase & Co.	122,088	15,709,063
PNC Financial Services Group, Inc. (The)	53,503	7,678,750
Truist Financial Corp.	239,508	11,491,594
U.S. Bancorp	157,996	6,770,129
		47,824,682
Beverages 3.0%
Coca-Cola Co. (The)	184,927	8,904,235
Coca-Cola European Partners plc	182,773	8,493,461
PepsiCo, Inc.	81,870	11,180,986
		28,578,682
Biotechnology 3.3%
AbbVie, Inc.	155,482	15,933,795
Amgen, Inc.	63,916	15,431,240
		31,365,035
Capital Markets 3.7%
BlackRock, Inc.	21,185	14,856,193
CME Group, Inc.	47,039	8,548,868
Lazard Ltd., Class A	156,560	6,450,272
T. Rowe Price Group, Inc.	34,831	5,450,355
		35,305,688
Chemicals 4.3%
Dow, Inc.	252,794	13,120,009
LyondellBasell Industries NV, Class A	80,793	6,928,808
Nutrien Ltd.	310,606	15,272,497
PPG Industries, Inc.	42,012	5,659,436
		40,980,750
Commercial Services & Supplies 1.9%
Republic Services, Inc.	97,311	8,808,591
Waste Management, Inc.	77,921	8,674,166
		17,482,757
Communications Equipment 1.3%
Cisco Systems, Inc.	276,852	12,342,062

	Shares	Value
Common Stocks
Containers & Packaging 0.9%
Amcor plc	805,423	$ 8,811,328
Diversified Telecommunication Services 3.0%
AT&T, Inc.	375,959	10,763,706
Verizon Communications, Inc.	315,274	17,261,252
		28,024,958
Electric Utilities 5.2%
Alliant Energy Corp.	110,597	5,380,544
American Electric Power Co., Inc.	102,697	8,309,214
Duke Energy Corp.	82,229	7,729,526
Entergy Corp.	130,706	12,460,203
Evergy, Inc.	142,915	7,678,823
Eversource Energy	88,693	7,760,638
		49,318,948
Electrical Equipment 3.0%
Eaton Corp. plc	126,397	14,876,927
Emerson Electric Co.	166,973	13,249,307
		28,126,234
Equity Real Estate Investment Trusts 3.2%
American Tower Corp.	38,330	8,714,709
Iron Mountain, Inc.	407,918	13,734,599
Welltower, Inc.	120,651	7,311,450
		29,760,758
Food & Staples Retailing 1.6%
Walmart, Inc.	107,138	15,051,818
Food Products 0.5%
McCormick & Co., Inc. (Non-Voting)	57,453	5,144,342
Health Care Equipment & Supplies 1.9%
Medtronic plc	157,637	17,549,727
Health Care Providers & Services 1.9%
CVS Health Corp.	125,319	8,979,107
UnitedHealth Group, Inc.	27,290	9,103,398
		18,082,505
Hotels, Restaurants & Leisure 2.6%
Las Vegas Sands Corp.	108,802	5,232,288
McDonald's Corp.	59,027	12,268,172
Vail Resorts, Inc.	25,853	6,875,864
		24,376,324

	Shares	Value
Common Stocks
Household Durables 0.6%
Leggett & Platt, Inc.	145,744	$ 5,975,504
Household Products 3.4%
Colgate-Palmolive Co.	61,403	4,789,434
Kimberly-Clark Corp.	101,979	13,471,426
Procter & Gamble Co. (The)	111,315	14,271,696
		32,532,556
Industrial Conglomerates 1.4%
Honeywell International, Inc.	66,789	13,048,567
Insurance 5.8%
Allianz SE, Sponsored ADR	390,323	8,833,009
Arthur J Gallagher & Co.	112,392	12,971,161
Marsh & McLennan Cos., Inc.	57,453	6,314,659
MetLife, Inc.	381,705	18,379,096
Travelers Cos., Inc. (The)	61,403	8,369,229
		54,867,154
IT Services 1.8%
Automatic Data Processing, Inc.	32,676	5,395,461
International Business Machines Corp.	52,785	6,287,222
Paychex, Inc.	56,735	4,954,100
		16,636,783
Leisure Products 0.7%
Hasbro, Inc.	65,712	6,165,100
Media 2.2%
Comcast Corp., Class A	297,320	14,738,152
Omnicom Group, Inc.	96,234	6,003,077
		20,741,229
Multiline Retail 1.5%
Target Corp.	76,843	13,921,646
Multi-Utilities 4.0%
Ameren Corp.	135,015	9,818,291
CMS Energy Corp.	73,971	4,207,470
Dominion Energy, Inc.	114,547	8,349,331
NiSource, Inc.	231,967	5,138,069
WEC Energy Group, Inc.	118,138	10,502,468
		38,015,629
Oil, Gas & Consumable Fuels 3.6%
Chevron Corp.	118,856	10,126,531
Enterprise Products Partners LP	443,108	8,964,075
Magellan Midstream Partners LP	160,869	7,152,236

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Phillips 66	108,083	$ 7,328,027
		33,570,869
Pharmaceuticals 6.3%
Eli Lilly and Co.	50,630	10,529,521
Johnson & Johnson	119,933	19,564,670
Merck & Co., Inc.	218,064	16,806,192
Pfizer, Inc.	346,874	12,452,777
		59,353,160
Semiconductors & Semiconductor Equipment 7.1%
Analog Devices, Inc.	101,261	14,918,783
Broadcom, Inc.	23,340	10,514,670
Intel Corp.	221,554	12,298,462
KLA Corp.	52,067	14,582,405
Texas Instruments, Inc.	90,129	14,933,474
		67,247,794
Software 2.3%
Microsoft Corp.	93,720	21,739,291
Specialty Retail 1.3%
Home Depot, Inc. (The)	46,736	12,657,044
Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc.	77,561	10,234,950
Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc.	343,283	5,248,797
Tobacco 3.0%
Altria Group, Inc.	279,366	11,476,355
British American Tobacco plc, Sponsored ADR	184,568	6,745,960
Philip Morris International, Inc.	128,192	10,210,493
		28,432,808
Trading Companies & Distributors 1.6%
MSC Industrial Direct Co., Inc., Class A	85,461	6,629,210
Watsco, Inc.	34,831	8,306,845
		14,936,055
Total Common Stocks (Cost $765,696,925)		926,010,734

	Shares	Value
Short-Term Investment 1.7%
Affiliated Investment Company 1.7% (a)
MainStay U.S. Government Liquidity Fund, 0.01%	16,122,361	$ 16,122,361
Total Short-Term Investment (Cost $16,122,361)		16,122,361
Total Investments (Cost $781,819,286)	99.9%	942,133,095
Other Assets, Less Liabilities	0.1	555,522
Net Assets	100.0%	$ 942,688,617

†	Percentages indicated are based on Fund net assets.
(a)	Current yield as of January 31, 2021.

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 926,010,734	$ —	$ —	$ 926,010,734
Short-Term Investment
Affiliated Investment Company	16,122,361	—	—	16,122,361
Total Investments in Securities	$ 942,133,095	$ —	$ —	$ 942,133,095

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Equity Allocation Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Shares	Value
Affiliated Investment Companies 97.3%
Equity Funds 97.3%
IQ 50 Percent Hedged FTSE International ETF	360,047	$ 8,133,462
IQ 500 International ETF (a)	613,368	17,874,954
IQ Candriam ESG International Equity ETF (a)	487,833	13,199,200
IQ Candriam ESG U.S. Equity ETF (a)	1,025,195	33,010,869
IQ Chaikin U.S. Large Cap ETF (a)	906,504	25,954,932
IQ Chaikin U.S. Small Cap ETF (a)	623,036	18,970,636
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	1,759,017	23,233,272
MainStay Epoch Capital Growth Fund Class I	109,580	1,526,780
MainStay Epoch International Choice Fund Class I (a)	417,851	16,106,906
MainStay Epoch U.S. All Cap Fund Class R6 (a)	974,969	29,678,537
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	1,686,921	28,276,675
MainStay MacKay Growth Fund Class I (a)	366,228	17,991,032
MainStay MacKay International Equity Fund Class R6 (a)	747,850	15,411,099
MainStay MacKay International Opportunities Fund Class I (a)	1,883,718	13,864,728
MainStay MacKay S&P 500 Index Fund Class I (a)	1,113,891	54,307,328
MainStay MacKay Small Cap Core Fund Class I (a)	823,539	25,484,743
MainStay MAP Equity Fund Class I (a)	710,123	32,965,765
MainStay Winslow Large Cap Growth Fund Class R6	3,269,301	43,063,227
Total Affiliated Investment Companies (Cost $325,408,182)		419,054,145
Short-Term Investment 2.9%
Affiliated Investment Company 2.9% (b)
MainStay U.S. Government Liquidity Fund, 0.01%	12,369,050	12,369,050
Total Short-Term Investment (Cost $12,369,050)	2.9%	12,369,050
Total Investments (Cost $337,777,232)	100.2%	431,423,195
Other Assets, Less Liabilities	(0.2)	(693,530)
Net Assets	100.0%	$ 430,729,665

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2021, the Fund’s ownership exceeds 5% of the outstanding shares of the Underlying Fund’s share class.
(b)	Current yield as of January 31, 2021.

Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2021 were as follows:
Swap Counterparty	Reference Obligation	Floating Rate[1]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[2]	Unrealized Appreciation/ (Depreciation)[3]
Citibank NA	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/02/21	Monthly	8,674	$ —
Citibank NA	iShares MSCI USA Quality Factor ETF	1 month LIBOR BBA minus 0.40%	12/02/21	Monthly	(4,332)	—
Citibank NA	Portfolio Swap S&P 500 Information Technology	1 month LIBOR BBA plus 0.07%	12/02/21	Monthly	(3,883)	—
Citibank NA	Russell 1000 Growth Total Return	1 month LIBOR BBA plus 0.03%	12/02/21	Monthly	(4,667)	—
Citibank NA	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.30%	12/02/21	Monthly	12,706	—
Citibank NA	Russell 2000 Total Return Index	1 month LIBOR BBA minus 0.06%	12/02/21	Monthly	(1,467)	—
Citibank NA	Russell Midcap Index Total Return	1 month LIBOR BBA plus 0.26%	12/02/21	Monthly	7,792	—
Citibank NA	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/02/21	Monthly	2,161	—
						$ —

1.	Fund pays the floating rate and receives the total return of the reference entity.
2.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
3.	Reflects the value at reset date as of January 31, 2021.

Abbreviation(s):
BBA—British Bankers’ Association
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
LIBOR—London Interbank Offered Rate
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 419,054,145	$ —	$ —	$ 419,054,145
Short-Term Investment
Affiliated Investment Company	12,369,050	—	—	12,369,050
Total Investments in Securities	$ 431,423,195	$ —	$ —	$ 431,423,195

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Floating Rate Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 90.7%
Corporate Bonds 5.7%
Aerospace & Defense 0.3%
Howmet Aerospace, Inc.
6.875%, due 5/1/25	$ 500,000	$ 583,750
Spirit AeroSystems, Inc.
7.50%, due 4/15/25 (a)	2,100,000	2,252,691
		2,836,441
Auto Manufacturers 0.2%
Ford Motor Co.
8.50%, due 4/21/23	700,000	783,790
9.00%, due 4/22/25	1,400,000	1,702,652
		2,486,442
Building Materials 0.2% (a)
JELD-WEN, Inc.
4.625%, due 12/15/25	590,000	601,800
4.875%, due 12/15/27	780,000	819,000
U.S. Concrete, Inc.
5.125%, due 3/1/29	400,000	408,502
		1,829,302
Chemicals 0.3% (a)
Atotech Alpha 3 BV
6.25%, due 2/1/25	1,600,000	1,624,000
Kraton Polymers LLC
4.25%, due 12/15/25	800,000	804,000
Nouryon Holding BV
8.00%, due 10/1/26	1,000,000	1,061,700
		3,489,700
Commercial Services 0.6% (a)
Herc Holdings, Inc.
5.50%, due 7/15/27	850,000	896,070
Jaguar Holding Co. II
4.625%, due 6/15/25	2,800,000	2,936,500
Prime Security Services Borrower LLC
6.25%, due 1/15/28	1,000,000	1,065,000
Refinitiv U.S. Holdings, Inc.
8.25%, due 11/15/26	1,000,000	1,090,000
Team Health Holdings, Inc.
6.375%, due 2/1/25	1,000,000	900,000
		6,887,570
Distribution & Wholesale 0.1% (a)
IAA, Inc.
5.50%, due 6/15/27	500,000	525,050
KAR Auction Services, Inc.
5.125%, due 6/1/25	400,000	410,500
		935,550

	Principal Amount	Value
Corporate Bonds
Electric 0.3%
Clearway Energy Operating LLC
5.75%, due 10/15/25	$ 1,776,000	$ 1,867,020
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,584,450
		3,451,470
Entertainment 0.2% (a)
Caesars Resort Collection LLC
5.75%, due 7/1/25	500,000	524,772
Scientific Games International, Inc.
7.00%, due 5/15/28	1,350,000	1,431,000
		1,955,772
Environmental Control 0.4% (a)
GFL Environmental, Inc.
3.75%, due 8/1/25	2,000,000	2,040,000
4.25%, due 6/1/25	1,200,000	1,236,000
8.50%, due 5/1/27	462,000	512,104
		3,788,104
Food 0.1% (a)
Post Holdings, Inc.
5.50%, due 12/15/29	240,000	260,693
U.S. Foods, Inc.
6.25%, due 4/15/25	1,200,000	1,281,132
		1,541,825
Healthcare-Services 0.0%‡
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	240,000	252,600
Household Products & Wares 0.1%
Prestige Brands, Inc.
6.375%, due 3/1/24 (a)	700,000	714,000
Insurance 0.1%
GTCR AP Finance, Inc.
8.00%, due 5/15/27 (a)	900,000	969,750
Iron & Steel 0.1%
Carpenter Technology Corp.
6.375%, due 7/15/28	630,000	688,848
Lodging 0.4%
Boyd Gaming Corp.
4.75%, due 12/1/27	600,000	617,250
8.625%, due 6/1/25 (a)	2,000,000	2,210,000

	Principal Amount	Value
Corporate Bonds
Lodging
Hilton Domestic Operating Co., Inc.
5.375%, due 5/1/25 (a)	$ 1,000,000	$ 1,055,250
		3,882,500
Machinery-Diversified 0.0%‡
GrafTech Finance, Inc.
4.625%, due 12/15/28 (a)	430,000	435,375
Media 0.2% (a)
Radiate Holdco LLC
4.50%, due 9/15/26	730,000	743,045
Univision Communications, Inc.
6.625%, due 6/1/27	1,400,000	1,472,380
		2,215,425
Mining 0.2%
Kaiser Aluminum Corp.
6.50%, due 5/1/25 (a)	1,550,000	1,654,625
Miscellaneous—Manufacturing 0.2%
Koppers, Inc.
6.00%, due 2/15/25 (a)	2,000,000	2,055,000
Oil & Gas Services 0.1%
USA Compression Partners LP
6.875%, due 4/1/26	640,000	668,928
Packaging & Containers 0.1% (a)
Ardagh Packaging Finance plc
5.25%, due 4/30/25	1,000,000	1,053,750
Plastipak Holdings, Inc.
6.25%, due 10/15/25	530,000	541,925
		1,595,675
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.
5.50%, due 11/1/25 (a)	700,000	720,790
Real Estate 0.2% (a)
Realogy Group LLC
5.75%, due 1/15/29	1,670,000	1,705,487
7.625%, due 6/15/25	560,000	608,300
		2,313,787
Real Estate Investment Trusts 0.1%
Iron Mountain, Inc.
5.00%, due 7/15/28 (a)	650,000	683,111

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
RHP Hotel Properties LP
4.75%, due 10/15/27	$ 300,000	$ 306,000
		989,111
Retail 0.5% (a)
1011778 BC ULC
4.00%, due 10/15/30	3,120,000	3,108,300
IRB Holding Corp.
7.00%, due 6/15/25	580,000	628,636
LBM Acquisition LLC
6.25%, due 1/15/29	2,000,000	2,024,400
		5,761,336
Telecommunications 0.5% (a)
Frontier Communications Corp.
5.875%, due 10/15/27	560,000	603,064
LogMeIn, Inc.
5.50%, due 9/1/27	2,200,000	2,301,750
Lumen Technologies, Inc.
4.50%, due 1/15/29	1,330,000	1,365,192
Telesat Canada
4.875%, due 6/1/27	900,000	935,910
		5,205,916
Trucking & Leasing 0.1%
DAE Funding LLC
5.00%, due 8/1/24 (a)	1,000,000	1,037,400
Total Corporate Bonds (Cost $57,512,665)		60,363,242
Loan Assignments 85.0%(b)
Aerospace & Defense 2.2%
AI Convoy (Luxembourg) SARL Term Loan B
4.50% (6 Month LIBOR + 3.50%), due 1/18/27	1,612,812	1,612,309
Asplundh Tree Expert LLC Initial Term Loan
2.621% (1 Month LIBOR + 2.50%), due 9/7/27	3,874,875	3,888,197
CP Atlas Buyer, Inc. Initial Tranche Term Loan B1
5.25% (3 Month LIBOR + 4.50%), due 11/23/27	1,875,000	1,874,218
CP Atlas Buyer, Inc. Initial Tranche Term Loan B2
5.25% (3 Month LIBOR + 4.50%), due 11/23/27	625,000	627,214
Delta Air Lines, Inc. Term Loan
5.75% (1 Month LIBOR + 4.75%), due 12/30/38	2,000,000	2,018,750
Dynasty Acquisition Co., Inc. 2020 Term Loan B1
3.754% (3 Month LIBOR + 3.50%), due 4/6/26	1,822,038	1,748,507
Dynasty Acquisition Co., Inc. 2020 Term Loan B2
3.754% (3 Month LIBOR + 3.50%), due 4/6/26	979,591	940,057
Kestrel Bidco, Inc. Term Loan B
4.00% (3 Month LIBOR + 3.00%), due 12/11/26	1,237,500	1,177,945

	Principal Amount	Value
Loan Assignments (b)
Aerospace & Defense
Russell Investments U.S. Institutional Holdco, Inc. 2025 Term Loan
4.00% (3 Month LIBOR + 3.00%), due 5/30/25	$ 1,548,133	$ 1,543,780
Science Applications International Corp. Tranche Term Loan B
1.996% (1 Month LIBOR + 1.875%), due 10/31/25	2,052,750	2,049,328
SkyMiles IP Ltd. Initial Term Loan
4.75% (3 Month LIBOR + 3.75%), due 10/20/27	1,814,286	1,900,011
TransDigm, Inc. Term Loan
2.371% (1 Month LIBOR + 2.25%), due 5/30/25	972,675	955,653
TransDigm, Inc. Tranche F Refinancing Term Loan
2.371% (1 Month LIBOR + 2.25%), due 12/9/25	3,407,334	3,343,446
		23,679,415
Automobile 2.2%
American Axle & Manufacturing, Inc. Tranche B Term Loan
3.00% (1 Month LIBOR + 2.25%), due 4/6/24	1,849,316	1,838,220
Autokiniton U.S. Holdings, Inc. Closing Date Term Loan B
6.496% (1 Month LIBOR + 6.375%), due 5/22/25 (c)(d)	3,120,000	3,104,400
Belron Finance U.S. LLC 2019 Dollar Second Incremental Loan
2.462% (3 Month LIBOR + 2.25%), due 10/30/26	1,237,500	1,232,859
Belron Finance U.S. LLC Initial Term Loan B
2.463% (3 Month LIBOR + 2.25%), due 11/7/24	2,425,000	2,417,422
Chassix, Inc. Initial Term Loan
6.50% (3 Month LIBOR + 5.50%), due 11/15/23	2,407,723	2,377,626
Clarios Global L.P. First Lien Term Loan B
3.621% (1 Month LIBOR + 3.50%), due 4/30/26	961,745	960,543
IAA, Inc. Initial Term Loan B
2.375% (1 Month LIBOR + 2.25%), due 6/28/26	1,418,750	1,416,977
KAR Auction Services, Inc. Term Loan B6
2.438% (1 Month LIBOR + 2.25%), due 9/19/26	738,150	734,459
Mavis Tire Express Services Corp. First Lien Term Loan
3.504% (3 Month LIBOR + 3.25%), due 3/20/25	4,119,831	4,091,507
Mavis Tire Express Services Corp. First Lien Term Loan B2
5.00% (3 Month LIBOR + 4.00%), due 3/20/25	500,000	501,875
Wand Newco 3, Inc. First Lien Tranche Term Loan B1
3.121% (1 Month LIBOR + 3.00%), due 2/5/26	4,278,385	4,237,740
		22,913,628
Banking 1.6%
Apollo Commercial Real Estate Finance, Inc. Initial Term Loan B
2.88% (1 Month LIBOR + 2.75%), due 5/15/26	1,477,500	1,440,562
Broadstreet Partners, Inc. 2020 Initial Term Loan
3.371% (1 Month LIBOR + 3.25%), due 1/27/27	3,346,080	3,319,312
Brookfield Property REIT, Inc. Initial Term Loan B
2.621% (1 Month LIBOR + 2.50%), due 8/27/25	1,381,958	1,334,886
Edelman Financial Center LLC First Lien Initial Term Loan
3.121% (1 Month LIBOR + 3.00%), due 7/21/25	2,744,000	2,722,849
Greenhill & Co., Inc. Term Loan B
3.371% (1 Month LIBOR + 3.25%), due 4/12/24 (c)	1,562,332	1,550,614

	Principal Amount	Value
Loan Assignments (b)
Banking
Jane Street Group LLC Term Loan
TBD, due 1/31/28	$ 6,899,000	$ 6,865,940
		17,234,163
Beverage, Food & Tobacco 2.6%
8th Avenue Food & Provisions, Inc. First Lien Term Loan
3.63% (1 Month LIBOR + 3.50%), due 10/1/25	3,352,000	3,353,398
American Seafoods Group LLC First Lien Tranche B Term Loan
3.75% (1 Month LIBOR + 2.75%, 3 Month LIBOR + 2.75%), due 8/21/23	1,154,513	1,154,513
Arctic Glacier Group Holdings, Inc. Specified Refinancing Term Loan
4.50% (3 Month LIBOR + 3.50%), due 3/20/24 (c)	961,552	895,044
B&G Foods, Inc. Tranche Term Loan B4
2.621% (1 Month LIBOR + 2.50%), due 10/10/26	825,833	826,571
CHG PPC Parent LLC First Lien Initial Term Loan
2.871% (1 Month LIBOR + 2.75%), due 3/31/25	3,656,250	3,601,406
Froneri International Ltd. First Lien Term Loan B2
2.371% (1 Month LIBOR + 2.25%), due 1/29/27	2,999,925	2,982,010
H Food Holdings LLC Initial Term Loan B
3.808% (1 Month LIBOR + 3.688%), due 5/23/25	1,632,785	1,624,621
JBS USA Lux SA Term Loan B
2.121% (1 Month LIBOR + 2.00%), due 5/1/26	4,655,084	4,649,265
Sunshine Investments BV Term Loan B3
3.471% (3 Month LIBOR + 3.25%), due 3/28/25	2,237,500	2,219,320
U.S. Foods, Inc. Initial Term Loan
1.871% (1 Month LIBOR + 1.75%), due 6/27/23	4,767,654	4,718,275
United Natural Foods, Inc. Initial Term Loan
4.371% (1 Month LIBOR + 4.25%), due 10/22/25	1,575,663	1,577,070
		27,601,493
Broadcasting & Entertainment 4.0%
Altice France SA USD Incremental Term Loan B13
4.127% (1 Month LIBOR + 4.00%), due 8/14/26	2,036,457	2,031,684
Charter Communications Operating LLC Term Loan B1
1.88% (1 Month LIBOR + 1.75%), due 4/30/25	9,700,000	9,687,875
Clear Channel Outdoor Holdings, Inc. Term B Loan 3.659%-3.712%
(2 Month LIBOR + 3.50%, 3 Month LIBOR + 3.50%), due 8/21/26	1,234,375	1,199,658
Diamond Sports Group LLC Term Loan
3.38% (1 Month LIBOR + 3.25%), due 8/24/26	2,957,538	2,518,837
Gray Television, Inc. Term Loan C
2.644% (1 Month LIBOR + 2.50%), due 1/2/26	3,011,963	3,006,942
Nexstar Broadcasting, Inc. Term Loan B4
2.894% (1 Month LIBOR + 2.75%), due 9/18/26	2,480,394	2,482,331
Numericable U.S. LLC Term Loan B11
2.871% (1 Month LIBOR + 2.75%), due 7/31/25	436,994	431,736
Numericable U.S. LLC Term Loan B12
3.814% (1 Month LIBOR + 3.6875%), due 1/31/26	3,869,976	3,851,833
Radiate Holdco LLC Term Loan B
4.25% (1 Month LIBOR + 3.50%), due 9/25/26	4,755,487	4,754,003

	Principal Amount	Value
Loan Assignments (b)
Broadcasting & Entertainment
Terrier Media Buyer, Inc. First Lien Term B1 Loan
4.371% (1 Month LIBOR + 4.25%), due 12/17/26 (c)	$ 1,492,500	$ 1,491,878
Terrier Media Buyer, Inc. Term Loan B
4.371% (1 Month LIBOR + 4.25%), due 12/17/26	2,650,000	2,648,895
Univision Communications, Inc. First Lien 2017 Replacement Repriced Term Loan
3.75% (1 Month LIBOR + 2.75%), due 3/15/24	5,032,476	5,011,089
WideOpenWest Finance LLC Eighth Amendment Term Loan B
4.25% (1 Month LIBOR + 3.25%), due 8/18/23	2,880,728	2,874,555
		41,991,316
Buildings & Real Estate 2.6%
Core & Main LP Initial Term Loan
3.75% (3 Month LIBOR + 2.75%), due 8/1/24	3,509,612	3,497,546
Cushman & Wakefield U.S. Borrower LLC Replacement Term Loan
2.873% (1 Month LIBOR + 2.75%), due 8/21/25	3,920,375	3,890,972
Hamilton Holdco LLC Term Loan B
2.26% (3 Month LIBOR + 2.00%), due 1/2/27	1,462,500	1,451,531
Jeld-Wen First Lien Term Loan B4
2.121% (1 Month LIBOR + 2.00%), due 12/14/24	1,667,187	1,660,936
Ply Gem Midco, Inc. Initial Term Loan
3.876% (1 Month LIBOR + 3.75%), due 4/12/25	3,640,977	3,637,336
Realogy Group LLC Extended 2025 Term Loan
3.00% (1 Month LIBOR + 2.25%), due 2/8/25	2,226,300	2,209,602
SIWF Holdings, Inc. First Lien Initial Term Loan
4.371% (1 Month LIBOR + 4.25%), due 6/15/25	2,837,272	2,813,331
SIWF Holdings, Inc. Second Lien Initial Term Loan
8.621% (1 Month LIBOR + 8.50%), due 6/15/26	480,000	472,800
SRS Distribution, Inc. First Lien Initial Term Loan
3.121% (1 Month LIBOR + 3.00%), due 5/23/25	3,603,835	3,573,426
Wilsonart LLC Tranche Term Loan D
4.25% (3 Month LIBOR + 3.25%), due 12/19/23	3,889,256	3,886,825
		27,094,305
Cargo Transport 0.3%
Genesee & Wyoming, Inc. Initial Term Loan
2.254% (3 Month LIBOR + 2.00%), due 12/30/26	2,977,500	2,974,841
Chemicals, Plastics & Rubber 4.9%
Allnex (Luxembourg) & Cy S.C.A. Tranche Term Loan B2
4.00% (3 Month LIBOR + 3.25%), due 9/13/23 (c)	1,103,920	1,099,320
Allnex (Luxembourg) & Cy S.C.A. Tranche Term Loan B3
4.00% (3 Month LIBOR + 3.25%), due 9/13/23 (c)	831,742	828,276
Alpha 3 BV Initial Term Loan B1
4.00% (3 Month LIBOR + 3.00%), due 1/31/24	1,861,325	1,865,978
Altium Packaging LLC First Lien Initial Term Loan
3.75% (1 Month LIBOR + 2.75%), due 5/22/24	2,883,023	2,883,023
Altium Packaging LLC Term Loan B
1.625%, due 1/1/28	3,085,106	3,069,681

	Principal Amount	Value
Loan Assignments (b)
Chemicals, Plastics & Rubber
Aruba Investments Holdings LLC First Lien Initial Dollar Term Loan
4.75% (6 Month LIBOR + 4.00%), due 11/24/27	$ 1,066,655	$ 1,069,988
Cabot Microelectronics Corp. Term Loan B
2.125% (1 Month LIBOR + 2.00%), due 11/17/25	1,841,100	1,841,100
Diamond (BC) BV Initial Term Loan
3.121% (1 Month LIBOR + 3.00%), due 9/6/24	2,246,056	2,233,422
Emerald Performance Materials LLC Term Loan B
5.00% (1 Month LIBOR + 4.00%), due 8/12/25	1,718,347	1,720,495
Flex Acquisition Co., Inc. First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.00%), due 12/29/23	1,645,444	1,645,444
Ineos 226 Ltd. Term Loan B
TBD, due 1/21/26	3,560,000	3,568,900
Ineos U.S. Finance LLC 2024 Dollar Term Loan B
2.121% (1 Month LIBOR + 2.00%), due 4/1/24	2,406,582	2,391,166
Innophos Holdings, Inc. Initial Term Loan B
3.621% (1 Month LIBOR + 3.50%), due 2/5/27	2,481,240	2,481,240
Milk Specialties Company Term Loan B
5.00% (1 Month LIBOR + 4.00%), due 8/16/23 (c)	1,053,845	1,051,869
Minerals Technologies, Inc. Term Loan B1
3.00% (1 Month LIBOR + 2.25%, 3 Month LIBOR + 2.25%), due 2/14/24 (c)	1,183,342	1,180,384
Nouryon Finance BV Initial Term Loan B
3.129% (1 Month LIBOR + 3.00%), due 10/1/25	3,589,329	3,574,372
Oxea Holding Vier GMBH Term Loan B2
3.688% (1 Month LIBOR + 3.50%), due 10/14/24	3,055,188	3,032,274
Pactiv Evergreen, Inc. Term Loan B1
2.871% (1 Month LIBOR + 2.75%), due 2/5/23	1,013,051	1,012,328
PAREXEL International Corp. Initial Term Loan
2.871% (1 Month LIBOR + 2.75%), due 9/27/24	2,188,137	2,185,050
PPD, Inc. Initial Term Loan
2.75% (1 Month LIBOR + 2.25%), due 1/13/28	1,692,745	1,697,241
PQ Corp. Third Amendment Tranche Term Loan B1
2.462% (3 Month LIBOR + 2.25%), due 2/7/27	1,838,110	1,834,827
Tricorbraun Holdings, Inc. First Lien Term Loan
4.75% (1 Month LIBOR + 3.75%), due 11/30/23	2,872,117	2,867,929
Tricorbraun, Inc. Delayed Draw Term Loan
TBD, due 3/3/28	499,235	497,987
Tricorbraun, Inc. Term Loan
TBD, due 3/3/28	2,219,515	2,213,966
Tronox Finance LLC Initial Dollar Term Loan B 3.120%-3.253%
(1 Month LIBOR + 3.00%, 3 Month LIBOR + 3.00%), due 9/23/24	2,602,001	2,600,606
Univar Solutions USA, Inc. Term Loan B5
2.121% (1 Month LIBOR + 2.00%), due 7/1/26	594,000	591,278
Venator Finance SARL Initial Term Loan
3.121% (1 Month LIBOR + 3.00%), due 8/8/24	1,410,212	1,392,584
		52,430,728

	Principal Amount	Value
Loan Assignments (b)
Commercial Services 0.5%
MHI Holdings LLC Initial Term Loan B
5.121% (1 Month LIBOR + 5.00%), due 9/21/26	$ 2,795,464	$ 2,805,947
Sotheby's Retired Initial Term Loan Retired 02/02/2021
6.50% (1 Month LIBOR + 5.50%), due 1/15/27	2,302,672	2,314,185
		5,120,132
Containers, Packaging & Glass 3.4%
Alliance Laundry Systems LLC Initial Term Term Loan B
4.25% (3 Month LIBOR + 3.50%), due 10/8/27	2,825,000	2,833,577
Anchor Glass Container Corp. First Lien July 2017 Additional Term Loan
3.75% (3 Month LIBOR + 2.75%), due 12/7/23	2,673,978	2,178,814
Berry Global, Inc. Term Loan Y
2.133% (1 Month LIBOR + 2.00%), due 7/1/26	3,693,750	3,683,256
BWAY Holding Company Initial Term Loan
3.381% (1 Month LIBOR + 3.25%), due 4/3/24	4,805,306	4,707,196
Charter NEX U.S., Inc. First Lien Initial Term Loan
5.00% (1 Month LIBOR + 4.25%), due 12/1/27	853,890	858,922
Clearwater Paper Corp. Initial Term Loan B 3.188%-3.25%
(1 Month LIBOR + 3.00%, 2 Month LIBOR + 3.00%, 3 Month LIBOR + 3.00%), due 7/26/26	1,077,083	1,079,776
Fort Dearborn Holding Co., Inc. First Lien Initial Term Loan
5.00% (1 Month LIBOR + 4.00%, 3 Month LIBOR + 4.00%), due 10/19/23	2,370,160	2,356,828
Fort Dearborn Holding Co., Inc. Second Lien Initial Term Loan
9.50% (3 Month LIBOR + 8.50%), due 10/21/24 (c)(d)	1,500,000	1,483,125
Graham Packaging Co., Inc. Initial Term Loan
4.50% (1 Month LIBOR + 3.75%), due 8/4/27	2,571,610	2,578,754
Klockner Pentaplast of America, Inc. Term Loan
5.25% (1 Month LIBOR + 4.25%), due 6/30/22	4,837,500	4,832,459
Pretium PKG Holdings, Inc. First Lien Initial Term Loan
4.75% (3 Month LIBOR + 4.00%), due 11/5/27	1,733,333	1,740,917
Reynolds Consumer Products LLC Initial Term Loan
1.871% (1 Month LIBOR + 1.75%), due 2/4/27	2,279,230	2,279,515
Tank Holding Corp. First Lien 2020 Incremental Term Loan
5.75% (2 Month LIBOR + 5.00%, 3 Month LIBOR + 5.00%), due 3/26/26 (c)	860,000	862,866
Tank Holding Corp. First Lien 2020 Refinancing Term Loan
3.371% (1 Month LIBOR + 3.25%), due 3/26/26	2,443,971	2,410,366
Trident TPI Holdings, Inc. Tranche Term Loan B1
4.00% (3 Month LIBOR + 3.00%), due 10/17/24	2,017,146	2,007,901
		35,894,272
Diversified/Conglomerate Manufacturing 4.2%
AI Ladder (Luxembourg) Subco SARL Facility B
4.621% (1 Month LIBOR + 4.50%), due 7/9/25 (c)	1,983,537	1,973,619
Allied Universal Holdco LLC Initial Term Loan
4.371% (1 Month LIBOR + 4.25%), due 7/10/26	2,984,962	2,983,303
Bright Bidco BV 2018 Refinancing Term Loan B
4.50% (3 Month LIBOR + 3.50%), due 6/30/24	2,877,935	1,678,196
EWT Holdings III Corp. First Lien Refinancing Refinancing Term Loan
2.621% (1 Month LIBOR + 2.50%), due 12/20/24	3,716,443	3,719,539

	Principal Amount	Value
Loan Assignments (b)
Diversified/Conglomerate Manufacturing
Filtration Group Corp. First Lien Initial Term Loan
3.121% (1 Month LIBOR + 3.00%), due 3/31/25	$ 2,899,423	$ 2,871,153
Gardner Denver, Inc. Term Loan
1.871% (1 Month LIBOR + 1.75%), due 3/1/27	3,403,089	3,393,972
GYP Holdings III Corp. First Lien Term Loan B
2.871% (1 Month LIBOR + 2.75%), due 6/1/25	2,619,549	2,618,145
Hyster-Yale Group, Inc. Term Loan B
3.371% (1 Month LIBOR + 3.25%), due 5/30/23 (c)(d)	825,000	816,750
Ingersoll-Rand Services Co. Tranche Term Loan B1
1.871% (1 Month LIBOR + 1.75%), due 3/1/27	866,522	864,200
Iron Mountain Information Management LLC Term Loan B
1.871% (1 Month LIBOR + 1.75%), due 1/2/26	3,269,877	3,241,266
LTI Holdings, Inc. First Lien Initial Term Loan
3.621% (1 Month LIBOR + 3.50%), due 9/6/25	1,356,126	1,321,206
Pre-Paid Legal Services, Inc. First Lien Initial Term Loan
3.371% (1 Month LIBOR + 3.25%), due 5/1/25	3,840,993	3,832,189
Prime Security Services Borrower LLC First Lien Term Loan
3.50%, due 9/23/26	4,387,944	4,385,750
QUIKRETE Holdings, Inc. First Lien Initial Term Loan
2.647% (1 Month LIBOR + 2.50%), due 2/1/27	2,353,064	2,347,671
Red Ventures LLC First Lien Term Loan B2
2.621% (1 Month LIBOR + 2.50%), due 11/8/24	3,687,117	3,642,565
Red Ventures LLC First Lien Term Loan B3
4.25% (1 Month LIBOR + 3.50%), due 11/8/24	2,000,000	2,000,000
TRC Companies, Inc. Term Loan
4.50% (1 Month LIBOR + 3.50%), due 6/21/24 (c)	2,451,459	2,452,482
WP CPP Holdings LLC First Lien Initial Term Loan
4.75% (1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 4/30/25	1,000,000	960,000
		45,102,006
Diversified/Conglomerate Service 2.9%
Applied Systems, Inc. First Lien Closing Date Term Loan
4.00% (3 Month LIBOR + 3.00%), due 9/19/24	904,226	904,848
Blackhawk Network Holdings, Inc. First Lien Term Loan
3.121% (1 Month LIBOR + 3.00%), due 6/15/25	2,917,632	2,874,778
BrightView Landscapes LLC First Lien 2018 Term Loan
2.625% (1 Month LIBOR + 2.50%), due 8/15/25	1,450,457	1,443,204
CCC Information Services, Inc. First Lien 2017 Initial Term Loan
4.00% (1 Month LIBOR + 3.00%), due 4/29/24	1,880,513	1,883,450
Change Healthcare Holdings, Inc. Closing Date Term Loan
3.50% (1 Month LIBOR + 2.50%), due 3/1/24	2,636,347	2,639,094
Greeneden U.S. Holdings I LLC Initial Term Loan
4.75% (1 Month LIBOR + 4.00%), due 12/1/27	1,436,885	1,441,196
IRI Holdings, Inc. First Lien Initial Term Loan
4.371% (1 Month LIBOR + 4.25%), due 12/1/25	4,160,190	4,145,887
Mitchell International, Inc. First Lien Initial Term Loan
3.371% (1 Month LIBOR + 3.25%), due 11/29/24	1,919,017	1,890,831

	Principal Amount	Value
Loan Assignments (b)
Diversified/Conglomerate Service
MKS Instruments, Inc. Tranche Term Loan B6
1.871% (1 Month LIBOR + 1.75%), due 2/2/26	$ 1,281,056	$ 1,281,056
Monitronics International, Inc. Term Loan
7.75% (1 Month LIBOR + 6.50%), due 3/29/24 (c)	1,839,800	1,717,146
TruGreen Limited Partnership First Lien Second Refinancing Term Loan
4.75% (1 Month LIBOR + 4.00%), due 11/2/27	2,992,889	3,004,113
Verint Systems, Inc. Refinancing Term Loan
2.144% (1 Month LIBOR + 2.00%), due 6/28/24	2,895,000	2,895,000
Verscend Holding Corp. Term Loan B
4.621% (1 Month LIBOR + 4.50%), due 8/27/25	2,932,486	2,932,486
WEX, Inc. Term Loan B3
2.371% (1 Month LIBOR + 2.25%), due 5/15/26	1,910,963	1,908,574
		30,961,663
Ecological 0.4%
GFL Environmental Inc. Refinancing Term Loan
3.50% (3 Month LIBOR + 3.00%), due 5/30/25	3,454,593	3,465,696
Sophia, LP Term Loan
4.50% (3 Month LIBOR + 3.75%), due 10/7/27	892,858	895,313
		4,361,009
Electronics 10.9%
ASG Technologies Group, Inc. Replacement Term Loan
4.50% (1 Month LIBOR + 3.50%), due 7/31/24 (c)(d)	2,737,645	2,682,892
Barracuda Networks, Inc. First Lien Term Loan
4.50% (3 Month LIBOR + 3.75%), due 2/12/25	1,953,797	1,954,406
Camelot U.S. Acquisition 1 Co. Amendment No. 2 Incremental Term Loan
4.00% (1 Month LIBOR + 3.00%), due 10/30/26	2,250,000	2,257,031
Camelot U.S. Acquisition 1 Co. Initial Term Loan
3.121% (1 Month LIBOR + 3.00%), due 10/30/26	3,259,184	3,265,703
Castle U.S. Holding Corp. Initial Dollar Term Loan
4.004% (3 Month LIBOR + 3.75%), due 1/29/27	2,296,029	2,268,764
Cologix, Inc. First Lien Initial Term Loan
4.00% (1 Month LIBOR + 3.00%), due 3/20/24	3,835,218	3,825,630
CommScope, Inc. Initial Term Loan
3.371% (1 Month LIBOR + 3.25%), due 4/6/26	5,363,344	5,346,106
DCert Buyer, Inc. First Lien Initial Term Loan
4.121% (1 Month LIBOR + 4.00%), due 10/16/26	1,985,000	1,983,759
Dell International LLC Refinancing Term Loan B1
2.75% (1 Month LIBOR + 2.00%), due 9/19/25	1,494,981	1,496,695
Diebold Nixdorf, Inc. New Dollar Term Loan B
2.938% (1 Month LIBOR + 2.75%), due 11/6/23	951,738	936,272
ECi Macola/MAX Holding LLC First Lien Initial Term Loan
4.50% (3 Month LIBOR + 3.75%), due 11/9/27	3,500,000	3,514,000
Endurance International Group, Inc.
4.75% (3 Month LIBOR + 3.75%), due 2/9/23	2,762,433	2,759,065
Endurance International Group, Inc., Delayed Term Loan
4.25%, due 2/10/28	4,772,234	4,760,304

	Principal Amount	Value
Loan Assignments (b)
Electronics
Epicor Software Corp. Term Loan C
5.25% (1 Month LIBOR + 3.25%), due 7/30/27	$ 3,807,604	$ 3,821,882
Flexera Software LLC First Lien Initial Term Loan
4.25% (2 Month LIBOR + 3.25%, 3 Month LIBOR + 3.25%), due 2/26/25	1,812,982	1,817,515
Flexera Software LLC First Lien Term Loan
4.50% (1 Month LIBOR + 3.75%), due 1/26/28	1,498,299	1,502,045
Go Daddy Operating Co. LLC Term Loan B2
1.871% (1 Month LIBOR + 1.75%), due 2/15/24	2,200,950	2,197,893
Hyland Software, Inc. First Lien Refinancing Term Loan
4.25% (1 Month LIBOR + 3.50%), due 7/1/24	3,442,851	3,454,326
Hyland Software, Inc. Second Lien Initial Term Loan
7.75% (1 Month LIBOR + 7.00%), due 7/7/25	1,246,667	1,252,900
Informatica LLC 2020 Dollar Term Loan B
3.371% (1 Month LIBOR + 3.25%), due 2/25/27	2,977,500	2,966,954
ION Trading Technologies SARL First Lien Initial Dollar Term Loan B
5.00% (3 Month LIBOR + 4.00%), due 11/21/24	1,893,391	1,888,658
MA FinanceCo. LLC Term Loan B3
2.871% (1 Month LIBOR + 2.75%), due 6/21/24	399,538	395,044
McAfee LLC Term Loan B
3.871% (1 Month LIBOR + 3.75%), due 9/30/24	5,311,227	5,322,290
MH Sub I LLC First Lien Amendment No. 2 Initial Term Loan
3.621% (1 Month LIBOR + 3.50%), due 9/13/24	4,110,844	4,084,296
Misys Ltd. First Lien Dollar Term Loan
4.50% (3 Month LIBOR + 3.50%), due 6/13/24	3,055,326	2,993,129
Misys Ltd. Second Lien Dollar Term Loan
8.25% (3 Month LIBOR + 7.25%), due 6/13/25	2,450,000	2,450,000
Oberthur Technologies Holding S.A.S. Facility B1
4.004% (3 Month LIBOR + 3.75%), due 1/10/24	2,188,013	2,152,458
Precisely Term Loan
TBD, due 1/1/28	1,998,000	2,002,995
Project Alpha Intermediate Holding, Inc. 2019 Incremental Term Loan B
4.48% (3 Month LIBOR + 4.25%), due 4/26/24	1,379,000	1,382,448
Project Alpha Intermediate Holding, Inc. Term Loan B
4.50% (3 Month LIBOR + 3.50%), due 4/26/24	915,513	915,131
Project Leopard Holdings, Inc. 2018 Repricing Term Loan
5.50% (3 Month LIBOR + 4.50%), due 7/7/23	1,935,150	1,933,538
Rocket Software, Inc. First Lien Initial Term Loan
4.371% (1 Month LIBOR + 4.25%), due 11/28/25	2,063,250	2,064,110
Seattle SpinCo, Inc. Initial Term Loan
2.871% (1 Month LIBOR + 2.75%), due 6/21/24	2,698,182	2,667,828
Solera LLC Dollar Term Loan
2.871% (1 Month LIBOR + 2.75%), due 3/3/23	1,347,450	1,340,787
SS&C Technologies Holdings Europe SARL 2018 Term Loan B4
1.871% (1 Month LIBOR + 1.75%), due 4/16/25	3,183,853	3,164,397
SS&C Technologies Holdings, Inc. Term Loan B3
1.871% (1 Month LIBOR + 1.75%), due 4/16/25	4,181,139	4,155,588
Surf Holdings LLC SARL First Lien Term Loan
3.726% (3 Month LIBOR + 3.50%), due 3/5/27	1,741,250	1,739,073

	Principal Amount	Value
Loan Assignments (b)
Electronics
Tempo Acquisition LLC Extended Term Loan
3.75% (1 Month LIBOR + 3.25%), due 11/2/26	$ 1,425,654	$ 1,424,941
Tibco Software, Inc. Second Lien Term Loan
7.38% (1 Month LIBOR + 7.25%), due 3/3/28	600,000	606,500
Tibco Software, Inc. Term Loan B3
3.88% (1 Month LIBOR + 3.750%), due 6/30/26	1,492,500	1,485,037
Trader Corporation First Lien 2017 Refinancing Term Loan
4.00% (1 Month LIBOR + 3.00%), due 9/28/23	4,034,981	4,019,849
UKG, Inc. First Lien 2021 Incremental Term Loan
4.00% (2 Month LIBOR + 3.25%), due 5/4/26	3,000,000	3,009,750
UKG, Inc. First Lien Initial Term Loan
3.871% (1 Month LIBOR + 3.75%), due 5/4/26	1,975,000	1,981,172
Vertiv Group Corp. Initial Term Loan
3.144% (1 Month LIBOR + 3.00%), due 3/2/27	2,977,500	2,981,222
VS Buyer LLC Term Loan B
3.121% (1 Month LIBOR + 3.00%), due 2/28/27	1,488,750	1,487,510
Web.com Group, Inc. First Lien Initial Term Loan
3.898% (1 Month LIBOR + 3.75%), due 10/10/25	1,589,498	1,584,729
Web.com Group, Inc. Second Lien Initial Term Loan
7.898% (1 Month LIBOR + 7.75%), due 10/9/26	1,084,054	1,073,213
Western Digital Corp. U.S. Term Loan B4
1.871% (1 Month LIBOR + 1.75%), due 4/29/23	1,897,648	1,898,439
		116,268,274
Entertainment 0.7%
Formula One Management Ltd. Facility B3
3.50% (1 Month LIBOR + 2.50%), due 2/1/24	3,650,036	3,624,183
UFC Holdings, LLC Term Loan B
3.75%, due 4/29/26	3,848,070	3,840,054
		7,464,237
Finance 4.7%
Acrisu Term Loan B
TBD, due 1/1/28	1,950,000	1,930,500
Acuity Specialty Products, Inc. First Lien Initial Term Loan
5.00% (3 Month LIBOR + 4.00%), due 8/12/24 (c)	1,047,932	1,034,833
ADMI Corp. Amendment No. 3 Incremental Term Loan
4.75% (1 Month LIBOR + 4.00%), due 12/23/27	1,500,000	1,511,718
Amentum Government Services Holdings LLC First Lien Tranche 1 Term Loan B
3.621% (1 Month LIBOR + 3.50%), due 1/29/27	621,875	615,656
Amentum Government Services Holdings LLC First Lien Tranche 2 Term Loan B
5.50% (3 Month LIBOR + 4.75%), due 1/29/27	1,000,000	1,000,000
Brand Energy & Infrastructure Services, Inc. Initial Term Loan
5.25% (3 Month LIBOR + 4.25%), due 6/21/24	1,536,492	1,518,246
Colouroz Investment 1 GMBH First Lien Initial Term Loan C
5.25% (2 Month LIBOR + 4.25%, 3 Month LIBOR + 4.25%), due 9/21/23 (c)	343,909	328,648
Colouroz Investment 2 GMBH First Lien Initial Term Loan B2
5.25% (2 Month LIBOR + 4.25%, 3 Month LIBOR + 4.25%), due 9/21/23 (c)	2,080,365	1,988,048

	Principal Amount	Value
Loan Assignments (b)
Finance
Covia Holdings LLC Initial Term Loan
5.00% (3 Month LIBOR + 4.00%), due 7/31/26	$ 837,917	$ 807,542
Cyxtera DC Holdings, Inc. Second Lien Initial Term Loan
8.25% (3 Month LIBOR + 7.25%), due 5/1/25 (c)	1,200,000	1,047,000
Deerfield Dakota Holding LLC First Lien Initial Dollar Term Loan
4.75% (1 Month LIBOR + 3.75%), due 4/9/27	1,492,500	1,498,097
FC Compassus, LLC Initial Term Loan
6.00% (3 Month LIBOR + 5.00%), due 12/31/26 (c)	3,031,875	3,011,661
Greenrock Finance, Inc., First Lien Initial Term Loan B
4.50% (3 Month LIBOR + 3.50%), due 6/28/24 (c)	1,920,228	1,889,025
Intelsat Jackson Holdings SA Term Loan
6.50% (3 Month LIBOR + 5.50%), due 7/13/22	411,246	418,785
IPS Acquisition LLC First Lien Term Loan B2
4.25% (1 Month LIBOR + 3.25%), due 11/7/24	954,334	954,334
iStar, Inc. Term Loan B 2.877%-2.894%
(1 Month LIBOR + 2.75%), due 6/28/23	630,585	629,797
LBM Acquisition LLC First Lien Initial Term Loan
4.50% (3 Month LIBOR + 3.75%), due 12/17/27	1,300,000	1,301,355
Minimax Viking GmbH Facility Term Loan B1C
3.50% (1 Month LIBOR + 2.75%), due 7/31/25	4,149,582	4,156,844
NIC Acquisition Corp. First Lien Initial Term Loan
4.50% (3 Month LIBOR + 3.75%), due 12/29/27	1,500,000	1,501,875
ON Semiconductor Corp. Replacement Term Loan B4
2.121% (1 Month LIBOR + 2.00%), due 9/19/26	488,800	489,689
Pactiv Evergreen, Inc. Term Loan B2
3.371% (1 Month LIBOR + 3.25%), due 2/5/26	1,125,000	1,123,594
Park River Holdings, Inc. First Lien Initial Term Loan
4.00%, due 12/28/27	1,666,667	1,668,750
Peak 10 Holding Corp. First Lien Initial Term Loan
3.754% (3 Month LIBOR + 3.50%), due 8/1/24	2,709,000	2,442,050
Pluto Acquisition I, Inc. First Lien 2020 Incremental Term Loan
5.50% (1 Month LIBOR + 5.00%), due 6/22/26	2,400,000	2,400,000
Potters Industries LLC Initial Term Loan
4.75% (3 Month LIBOR + 4.00%), due 12/14/27	1,200,000	1,203,000
Transplace Holdings, Inc. First Lien Term Loan
4.75% (3 Month LIBOR + 3.75%), due 10/7/24 (c)	1,238,977	1,237,429
Truck Hero, Inc., Initial Term Loan
TBD, due 1/31/28	2,520,000	2,521,051
UKG, Inc. First Lien 2020 Incremental Term Loan Loan
4.75% (3 Month LIBOR + 4.00%), due 5/4/26	1,436,400	1,441,068
USS Ultimate Holdings, Inc. First Lien Initial Term Loan
4.75% (1 Month LIBOR + 3.75%), due 8/25/24	1,838,250	1,841,467
USS Ultimate Holdings, Inc. Second Lien Initial Term Loan
8.75% (1 Month LIBOR + 7.75%), due 8/25/25 (c)	600,000	600,750
WCG Purchaser Corp. First Lien Initial Term Loan
5.00% (3 Month LIBOR + 4.00%), due 1/8/27	3,814,167	3,826,086

	Principal Amount	Value
Loan Assignments (b)
Finance
WildBrain Ltd. Initial Term Loan
5.25% (1 Month LIBOR + 4.25%), due 12/29/23	$ 1,536,055	$ 1,509,174
		49,448,072
Healthcare, Education & Childcare 7.7%
Agiliti Health, Inc. Initial Term Loan
2.938% (1 Month LIBOR + 2.75%), due 1/4/26	2,063,250	2,042,618
AHP Health Partners, Inc. Term Loan
5.50% (1 Month LIBOR + 4.50%), due 6/30/25	3,046,127	3,054,692
Akorn, Inc. Term Loan
8.50% (3 Month LIBOR + 7.50%), due 10/1/25	149,190	149,190
Alliance Healthcare Services, Inc. First Lien Initial Term Loan
5.50% (1 Month LIBOR + 4.50%), due 10/24/23 (c)	939,052	852,972
Alvogen Pharma U.S., Inc. January 2020 Loan
6.25% (3 Month PRIME + 5.25%), due 12/31/23	943,433	938,716
Amneal Pharmaceuticals LLC Initial Term Loan
3.625% (1 Month LIBOR + 3.50%), due 5/4/25	4,130,198	4,082,011
Athenahealth, Inc. First Lien Term Loan B
4.633% (1 Month LIBOR + 4.50%), due 2/11/26	3,226,126	3,232,846
Athenahealth, Inc. Term Loan B
4.683%, due 12/31/27	900,000	900,000
Auris Luxembourg III SARL First Lien Facility B2
3.871% (1 Month LIBOR + 3.75%), due 2/27/26	1,387,539	1,359,788
Avantor Funding, Inc. Initial Dollar Term Loan B3
3.25% (1 Month LIBOR + 2.25%), due 11/21/24	1,497,605	1,499,851
Bausch Health Cos., Inc. Initial Term Loan
3.121% (1 Month LIBOR + 3.00%), due 6/2/25	6,447,802	6,453,444
Carestream Dental Equipment, Inc. First Lien Initial Term Loan
4.25% (3 Month LIBOR + 3.25%), due 9/1/24	1,939,862	1,903,489
Carestream Health, Inc. First Lien 2023 Extended Term Loan
7.75% (3 Month LIBOR + 6.75%), due 5/8/23	2,815,937	2,805,378
Carestream Health, Inc. Second Lien 2023 Extended Term Loan
13.50% (3 Month LIBOR + 4.50%), due 8/8/23	2,141,136	1,927,023
DaVita, Inc. Tranche Term Loan B1
1.871% (1 Month LIBOR + 1.75%), due 8/12/26	3,703,219	3,692,698
Elanco Animal Health, Inc. Term Loan B
1.894% (1 Month LIBOR + 1.75%), due 8/1/27	2,824,914	2,816,673
Endo Luxembourg Finance Co. I SARL Initial Term Loan B
5.00% (3 Month LIBOR + 4.25%), due 4/29/24	2,528,532	2,512,277
Envision Healthcare Corp. First Lien Initial Term Loan
3.871% (1 Month LIBOR + 3.75%), due 10/10/25	3,302,575	2,818,748
eResearchTechnology, Inc. First Lien Initial Term Loan
5.50% (1 Month LIBOR + 4.50%), due 2/4/27	3,986,000	3,998,811
ExamWorks Group, Inc. Term Loan B1
4.25% (3 Month LIBOR + 3.25%), due 7/27/23	4,684,844	4,690,700
Gentiva Health Services, Inc. First Lien Term Loan
3.375% (1 Month LIBOR + 3.25%), due 7/2/25	2,793,348	2,789,856

	Principal Amount	Value
Loan Assignments (b)
Healthcare, Education & Childcare
Grifols Worldwide Operations Ltd. Tranche Term Loan B
2.092% (1 Week LIBOR + 2.00%), due 11/15/27	$ 990,000	$ 987,649
HCA, Inc. Tranche Term Loan B12
1.871% (1 Month LIBOR + 1.75%), due 3/13/25	2,456,282	2,458,912
LifePoint Health, Inc. First Lien Term Loan B
3.871% (1 Month LIBOR + 3.75%), due 11/16/25	4,642,116	4,633,091
Mallinckrodt International Finance SA Term Loan B
5.50% (3 Month LIBOR + 4.75%), due 9/24/24 (e)(f)	2,141,463	2,015,652
Ortho-Clinical Diagnostics, Inc. Term Loan B
3.394% (1 Month LIBOR + 3.25%), due 6/30/25	1,869,978	1,864,134
Select Medical Corp. Tranche Term Loan B
2.53% (1 Month LIBOR + 2.25%), due 3/6/25	4,354,845	4,331,255
Sound Inpatient Physicians, Inc. First Lien Initial Term Loan
2.871% (1 Month LIBOR + 2.75%), due 6/27/25 (c)	1,950,000	1,946,100
Sunshine Luxembourg VII SARL Term Loan B1
5.00% (3 Month LIBOR + 4.00%), due 10/1/26	4,377,171	4,386,749
Team Health Holdings, Inc. Initial Term Loan
3.75% (1 Month LIBOR + 2.75%), due 2/6/24	2,774,714	2,590,889
U.S. Anesthesia Partners, Inc. First Lien Term Loan
4.00% (3 Month LIBOR + 3.00%), due 6/23/24	2,382,780	2,344,060
		82,080,272
Home and Office Furnishings, Housewares & Durable Consumer Products 0.3%
Serta Simmons Bedding LLC First Lien Initial Term Loan
4.50% (3 Month LIBOR + 3.50%), due 11/8/23	5,900,518	3,448,853
Hotels, Motels, Inns & Gaming 4.3%
Aimbridge Acquisition Co., Inc. First Lien 2019 Initial Term Loan B
3.871% (1 Month LIBOR + 3.75%), due 2/2/26	3,221,875	3,060,781
AP Gaming I LLC First Lien Incremental Term Loan
4.50% (3 Month LIBOR + 3.50%), due 2/15/24	2,993,096	2,904,551
Caesars Resort Collection LLC Term Loan B
2.871% (1 Month LIBOR + 2.75%), due 12/23/24	3,629,799	3,583,603
Churchill Downs, Inc. Term B Facility Loan
2.13% (1 Month LIBOR + 2.00%), due 12/27/24	2,425,000	2,398,475
CityCenter Holdings LLC Term Loan B
3.00% (1 Month LIBOR + 2.25%), due 4/18/24	4,571,438	4,516,581
Everi Payments, Inc. Term Loan
11.50% (1 Month LIBOR + 10.50%), due 5/9/24 (c)(d)	796,000	827,840
Everi Payments, Inc. Term Loan B
3.75% (1 Month LIBOR + 2.75%), due 5/9/24	4,253,389	4,247,311
Flutter Entertainment PLC Term Loan
3.754% (3 Month LIBOR + 3.50%), due 7/10/25	95,427	95,703
Four Seasons Holdings, Inc. First Lien Term Loan
2.121% (1 Month LIBOR + 2.00%), due 11/30/23	1,457,099	1,455,732
Golden Entertainment, Inc. First Lien Term Loan
3.75% (1 Month LIBOR + 3.00%), due 10/21/24	1,600,000	1,580,000

	Principal Amount	Value
Loan Assignments (b)
Hotels, Motels, Inns & Gaming
GVC Holdings PLC, Facility B3
3.25% (3 Month LIBOR + 2.25%), due 3/29/24	$ 2,917,500	$ 2,918,717
Hilton Worldwide Finance LLC Refinancing Term Loan B2
1.88% (1 Month LIBOR + 1.75%), due 6/22/26	1,720,157	1,712,631
PCI Gaming Authority Term Loan B
2.621% (1 Month LIBOR + 2.50%), due 5/29/26	658,702	655,408
Penn National Gaming, Inc. Term Loan B1
3.00% (1 Month LIBOR + 2.25%), due 10/15/25	1,170,823	1,165,782
Scientific Games International, Inc. Initial Term Loan B5
2.871% (1 Month LIBOR + 2.75%), due 8/14/24	5,700,128	5,611,953
Station Casinos LLC 2020 Term Loan B
2.50% (1 Month LIBOR + 2.25%), due 2/8/27	1,993,286	1,958,818
Wyndham Destinations, Inc. Term Loan B
2.371% (1 Month LIBOR + 2.25%), due 5/30/25	3,910,000	3,881,895
Wyndham Hotels & Resorts, Inc. Term Loan B
1.871% (1 Month LIBOR + 1.75%), due 5/30/25	3,421,250	3,397,017
		45,972,798
Insurance 2.9%
AmWINS Group, Inc. First Lien 2017 Term Loan
3.75% (1 Month LIBOR + 2.75%), due 1/25/24	1,835,934	1,839,377
AssuredPartners, Inc. 2020 February Refinancing Term Loan
3.647% (1 Month LIBOR + 3.50%), due 2/12/27	5,023,351	4,991,956
Asurion LLC New Term Loan B7
3.121% (1 Month LIBOR + 3.00%), due 11/3/24	804,221	800,344
Asurion LLC New Term Loan B8
3.371% (1 Month LIBOR + 3.25%), due 12/23/26	2,000,000	1,989,166
Asurion LLC Replacement Term Loan B6
3.147% (1 Month LIBOR + 3.00%), due 11/3/23	2,308,444	2,300,941
Asurion LLC Second Lien Replacement Term Loan B2
6.621% (1 Month LIBOR + 6.50%), due 8/4/25	375,758	375,758
Asurion, LLC Term Loan
TBD, due 12/31/27	1,200,000	1,200,000
Asurion, LLC Term Loan B9
3.142%, due 12/31/27	2,000,000	1,980,000
Hub International Limited Initial Term Loan B 2.910%-2.965%
(2 Month LIBOR + 2.75%, 3 Month LIBOR + 2.75%), due 4/25/25	1,597,496	1,584,016
NFP Corp. Term Loan
3.371% (1 Month LIBOR + 3.25%), due 2/15/27	2,406,813	2,389,262
Ryan Specialty Group LLC Initial Term Loan
4.00% (1 Month LIBOR + 3.25%), due 9/1/27	997,500	997,084
Sedgwick Claims Management Services, Inc. Initial Term Loan B
3.371% (1 Month LIBOR + 3.25%), due 12/31/25	4,892,594	4,857,426
USI, Inc. 2017 New Term Loan
3.254% (3 Month LIBOR + 3.00%), due 5/16/24	4,343,878	4,311,299
USI, Inc. 2019 New Term Loan
4.254% (3 Month LIBOR + 4.00%), due 12/2/26	990,000	990,000
		30,606,629

	Principal Amount	Value
Loan Assignments (b)
Leisure, Amusement, Motion Pictures & Entertainment 2.5%
Alterra Mountain Company Initial Bluebird Term Loan
2.871% (1 Month LIBOR + 2.75%), due 7/31/24	$ 4,864,697	$ 4,828,212
Bombardier Recreational Products, Inc. 2020 Incremental Loan
6.00% (3 Month LIBOR + 5.00%), due 5/24/27	597,000	607,572
Bombardier Recreational Products, Inc. 2020 Replacement Term Loan
2.121% (1 Month LIBOR + 2.00%), due 5/24/27	4,295,902	4,266,612
Boyd Gaming Corp. Refinacing Term Loan B
2.342% (1 Week LIBOR + 2.25%), due 9/15/23	1,996,564	1,987,967
Creative Artists Agency LLC Closing Date Term Loan B
3.871% (1 Month LIBOR + 3.75%), due 11/27/26	2,475,000	2,453,859
Fitness International LLC Term Loan A
4.25% (1 Week LIBOR + 3.25%), due 1/8/25	1,638,750	1,458,487
Fitness International LLC Term Loan B
4.25% (1 Week LIBOR + 3.25%), due 4/18/25	291,959	259,539
Lions Gate Capital Holdings LLC Term Loan B
2.371% (1 Month LIBOR + 2.25%), due 3/24/25	1,376,744	1,364,697
Marriott Ownership Resorts, Inc. Refinancing Term Loan B
1.871% (1 Month LIBOR + 1.75%), due 8/29/25	2,717,760	2,687,185
TKC Holdings, Inc First Lien Term Loan
4.75% (2 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 2/1/23	2,704,002	2,641,473
William Morris Endeavor Entertainment LLC First Lien Term Loan B1
2.88% (1 Month LIBOR + 2.75%), due 5/18/25	4,558,388	4,246,900
		26,802,503
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.2%
Advanced Drainage Systems, Inc. Initial Term Loan
2.438% (1 Month LIBOR + 2.25%), due 7/31/26	472,768	471,980
Altra Industrial Motion Corp. Term Loan
2.121% (1 Month LIBOR + 2.00%), due 10/1/25	2,677,239	2,673,057
Columbus McKinnon Corp. Repriced Term Loan
3.50% (3 Month LIBOR + 2.50%), due 1/31/24	2,525,842	2,522,684
CPM Holdings, Inc. First Lien Initial Term Loan
3.894% (1 Month LIBOR + 3.75%), due 11/17/25	1,465,075	1,446,762
CPM Holdings, Inc. Second Lien Initial Term Loan
8.394% (1 Month LIBOR + 8.25%), due 11/16/26 (c)(d)	1,000,000	980,000
Titan Acquisition Ltd. Initial Term Loan
3.267% (3 Month LIBOR + 3.00%), due 3/28/25	2,523,298	2,465,263
Welbilt, Inc. Term Loan B
2.621% (1 Month LIBOR + 2.50%), due 10/23/25	1,994,060	1,896,227
		12,455,973
Manufacturing 0.1%
Weber-Stephen Products LLC Initial Term Loan B
4.00% (3 Month LIBOR + 3.25%), due 10/30/27	720,000	721,800
Mining, Steel, Iron & Non-Precious Metals 1.2%
American Rock Salt Company LLC First Lien Initial Loan
4.50% (1 Month LIBOR + 3.50%), due 3/21/25	3,018,994	3,026,541

	Principal Amount	Value
Loan Assignments (b)
Mining, Steel, Iron & Non-Precious Metals
Gates Global LLC Initial Term Loan B
3.75% (1 Month LIBOR + 2.75%), due 4/1/24	$ 2,980,361	$ 2,977,879
Graftech International Ltd. Initial Term Loan B
4.50% (1 Month LIBOR + 3.50%), due 2/12/25	2,442,919	2,445,972
MRC Global (U.S.), Inc. 2018 Refinancing Term Loan B
3.121% (1 Month LIBOR + 3.00%), due 9/20/24	3,200,745	3,136,730
U.S. Silica Company Term Loan
5.00% (1 Month LIBOR + 4.00%), due 5/1/25	1,433,921	1,325,660
		12,912,782
Oil & Gas 1.6%
Buckeye Partners, LP Initial Term Loan B
2.897% (1 Month LIBOR + 2.75%), due 11/1/26	2,357,187	2,356,893
ChampionX Corp. Initial Term Loan
2.625% (1 Month LIBOR + 2.50%), due 5/9/25 (c)(d)	472,289	472,289
Fleet Midco I Ltd. Facility B
3.397% (1 Month LIBOR + 3.25%), due 10/7/26	1,234,375	1,225,117
GIP III Stetson I, LP Initial Term Loan B
4.397% (1 Month LIBOR + 4.25%), due 7/18/25 (c)	2,162,766	1,999,400
Keane Group Holdings LLC First Lien Initial Term Loan
4.50% (1 Month LIBOR + 3.50%), due 5/25/25	951,625	923,076
Lucid Energy Group II Borrower LLC First Lien Initial Term Loan
4.00% (1 Month LIBOR + 3.00%), due 2/17/25	2,528,500	2,398,914
Medallion Midland Acquisition LLC Initial Term Loan
4.25% (1 Month LIBOR + 3.25%), due 10/30/24	1,358,000	1,346,118
Murphy USA, Inc., Term Loan B
TBD, due 1/31/28	800,000	802,000
NorthRiver Midstream Finance L.P. Initial Term Loan B
3.488% (3 Month LIBOR + 3.25%), due 10/1/25	2,737,000	2,729,473
PES Holdings LLC Term Loan
TBD, due 12/31/22 (c)(d)(e)(f)	1,876,522	93,826
Prairie ECI Acquiror LP Initial Term Loan B
4.871% (1 Month LIBOR + 4.75%), due 3/11/26	1,185,525	1,164,037
Traverse Midstream Partners LLC Advance
6.50% (1 Month LIBOR + 5.50%), due 9/27/24	1,880,414	1,843,981
		17,355,124
Personal & Nondurable Consumer Products 0.2%
Caesars Resort Collection LLC Term Loan B1
4.621% (1 Month LIBOR + 4.50%), due 7/21/25	1,945,125	1,944,082
Prestige Brands, Inc. Term Loan B4
2.121% (1 Month LIBOR + 2.00%), due 1/26/24	574,967	575,686
		2,519,768
Personal & Nondurable Consumer Products (Manufacturing Only) 0.7%
American Builders & Contractors Supply Co., Inc. Restatement Effective Date Term Loan
2.121% (1 Month LIBOR + 2.00%), due 1/15/27	2,715,625	2,704,309
Hercules Achievement, Inc. First Lien Initial Term Loan B
4.50% (1 Month LIBOR + 3.50%), due 12/16/24	4,365,111	4,182,322

	Principal Amount	Value
Loan Assignments (b)
Personal & Nondurable Consumer Products (Manufacturing Only)
SRAM LLC First Lien 2018 Term Loan B
3.75% (1 Month LIBOR + 2.75%, 3 Month LIBOR + 2.75%), due 3/15/24	$ 1,014,649	$ 1,010,844
		7,897,475
Personal Transportation 0.3%
Uber Technologies, Inc. 2018 Refinancing Term Loan
3.621% (1 Month LIBOR + 3.50%), due 7/13/23	525,645	526,021
Uber Technologies, Inc. Term Loan
5.00% (1 Month LIBOR + 4.00%), due 4/4/25	2,244,246	2,250,657
		2,776,678
Personal, Food & Miscellaneous Services 1.7%
1011778 B.C. Unlimited Liability Co. Term Loan B4
1.871% (1 Month LIBOR + 1.75%), due 11/19/26	2,095,438	2,078,675
Aramark Intermediate HoldCo Corp. U.S. Term Loan B4
1.871% (1 Month LIBOR + 1.75%), due 1/15/27	1,736,875	1,724,283
Aramark Intermediate HoldCo Corp.U.S. Term Loan B3
1.871% (1 Month LIBOR + 1.75%), due 3/11/25	1,480,650	1,468,002
IRB Holding Corp. 2020 Replacement Term Loan B
3.75% (3 Month LIBOR + 2.75%), due 2/5/25	2,411,403	2,407,258
IRB Holding Corp. Fourth Amendment Incremental Term Loan
4.25% (3 Month LIBOR + 3.25%), due 12/15/27	2,166,667	2,175,695
Jacobs Douwe Egberts International BV Term Loan B
2.188% (1 Month LIBOR + 2.00%), due 11/1/25	4,069,569	4,069,569
KFC Holding Co. Term Loan B
1.879% (1 Month LIBOR + 1.75%), due 4/3/25	2,831,842	2,825,944
Weight Watchers International, Inc. Initial Term Loan
5.50% (1 Month LIBOR + 4.75%), due 11/29/24	1,235,941	1,235,168
		17,984,594
Printing & Publishing 0.8%
Getty Images, Inc. Initial Term Loan B
4.625% (1 Month LIBOR + 4.50%), due 2/19/26	995,521	990,128
McGraw Hill LLC First Lien Term Loan
5.75% (3 Month LIBOR + 4.75%), due 11/1/24	1,226,684	1,204,196
Severin Acquisition LLC First Lien Initial Term Loan
3.377% (1 Month LIBOR + 3.25%), due 8/1/25	2,437,595	2,413,219
Springer Nature Deutschland GmbH Initial Term Loan B16
4.50% (1 Month LIBOR + 3.50%), due 8/14/24	3,576,165	3,581,192
		8,188,735
Radio and TV Broadcasting 0.1%
Nielsen Finance LLC Term Loan B4
2.133% (1 Month LIBOR + 2.00%), due 10/4/23	1,195,520	1,190,788
Retail Store 2.4%
Alphabet Holding Co., Inc. First Lien Term Loan
3.621% (1 Month LIBOR + 3.50%), due 9/26/24	2,758,900	2,752,863

	Principal Amount	Value
Loan Assignments (b)
Retail Store
Bass Pro Group LLC Initial Term Loan
5.75% (1 Month LIBOR + 5.00%), due 9/25/24	$ 3,852,885	$ 3,852,885
Belk, Inc. First Lien 2019 Term Loan
7.75% (3 Month LIBOR + 6.75%), due 7/31/25 (e)	1,283,469	485,152
BJ's Wholesale Club, Inc. First Lien Tranche Term Loan B
2.126% (1 Month LIBOR + 2.00%), due 2/3/24	3,324,541	3,325,372
EG Group Ltd. Facility Term Loan B
4.254% (3 Month LIBOR + 4.00%), due 2/7/25	1,238,267	1,235,172
EG Group Ltd. LLC Term Loan
4.254% (3 Month LIBOR + 4.00%), due 2/7/25	1,448,996	1,445,373
Harbor Freight Tools USA, Inc. Initial Term Loan B
4.00% (1 Month LIBOR + 3.25%), due 10/19/27	2,033,997	2,035,087
Party City Holdings, Inc. 2018 Replacement Term Loan
3.25% (2 Month LIBOR + 2.50%, 3 Month LIBOR + 2.50%), due 8/19/22	1,048,229	1,007,610
Petco Animal Supplies, Inc. Term Loan B
4.25% (3 Month LIBOR + 3.25%), due 1/26/23	1,248,245	1,245,348
PetSmart, Inc. Term Loan
4.50% (3 Month LIBOR + 3.50%), due 3/11/22	1,500,000	1,497,813
Petsmart, Inc. Term Loan B
TBD, due 12/31/27	2,600,000	2,574,000
White Cap Buyer LLC Term Loan
4.50% (3 Month LIBOR + 4.00%), due 10/19/27	3,500,000	3,508,750
		24,965,425
Services: Business 0.9%
AlixPartners, LLP Initial Dollar Term Loan
TBD, due 1/1/28	3,000,000	2,996,250
Dun & Bradstreet Corp. Initial Initial Term Loan B
3.378% (1 Month LIBOR + 3.25%), due 2/6/26	3,050,000	3,049,238
Intrado Corp. Initial Term Loan B
5.00% (1 Month LIBOR + 4.00%, 3 Month LIBOR + 4.00%), due 10/10/24	3,849,421	3,780,855
		9,826,343
Telecommunications 4.2%
Avaya, Inc. Term Loan B
4.377% (1 Month LIBOR + 4.25%), due 12/15/24	2,242,575	2,243,976
Azalea TopCo, Inc. First Lien Initial Term Loan
3.714% (3 Month LIBOR + 3.50%), due 7/24/26	2,468,750	2,463,608
Boxer Parent Company, Inc. Initial Dollar Term Loan
4.371% (1 Month LIBOR + 4.25%), due 10/2/25	3,781,690	3,771,185
CenturyLink, Inc. Term Loan B
2.371% (1 Month LIBOR + 2.25%), due 3/15/27	3,712,500	3,696,002
Conduent, Inc. Term Loan B
2.621% (1 Month LIBOR + 2.50%), due 12/7/23	2,884,677	2,841,407
Connect Finco SARL Term Loan B
4.50% (1 Month LIBOR + 4.50%), due 12/11/26	2,729,375	2,725,963
CSC Holdings LLC September 2019 Initial Term Loan
2.627% (1 Month LIBOR + 2.50%), due 4/15/27	4,653,619	4,633,259

	Principal Amount	Value
Loan Assignments (b)
Telecommunications
Cyxtera DC Holdings, Inc. First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.00%), due 5/1/24 (c)	$ 1,447,500	$ 1,389,600
Frontier Communications Corp. Initial Term Loan
5.75% (1 Month LIBOR + 4.75%), due 10/8/21	2,100,000	2,101,313
Intelsat Jackson Holdings SA Tranche Term Loan B3
9.00% (1 Month LIBOR + 4.75%), due 11/27/23	2,702,081	2,734,506
Level 3 Financing, Inc. Tranche 2027 Term Loan B
1.871% (1 Month LIBOR + 1.75%), due 3/1/27	2,500,000	2,482,590
SBA Senior Finance II LLC Initial Term Loan
1.88% (1 Month LIBOR + 1.75%), due 4/11/25	6,364,295	6,326,790
Telesat Canada Term Loan B5
2.88% (1 Month LIBOR + 2.75%), due 12/7/26	2,034,078	2,021,999
Zayo Group Holdings, Inc. Initial Dollar Term Loan
3.121% (1 Month LIBOR + 3.00%), due 3/9/27	4,825,110	4,803,194
		44,235,392
Utilities 3.8%
Astoria Energy LLC 2020 Term B Advance
4.50% (6 Month LIBOR + 3.50%), due 12/10/27	938,522	937,935
Brookfield WEC Holdings, Inc. First Lien Term Loan
3.25%, due 8/1/25	2,450,000	2,445,406
Calpine Corp. 2019 Term Loan
2.38% (1 Month LIBOR + 2.25%), due 4/5/26	2,068,500	2,063,329
Compass Power Generation LLC Tranche Term Loan B1
4.50% (1 Month LIBOR + 3.50%), due 12/20/24	1,453,515	1,445,037
Edgewater Generation LLC Term Loan
3.871% (1 Month LIBOR + 3.75%), due 12/13/25	4,834,349	4,808,669
ExGen Renewables IV LLC Loan
3.75% (2 Month LIBOR + 2.75%), due 12/15/27	2,700,000	2,712,657
Granite Acquisition, Inc. First Lien Initial Term Loan B
4.75% (1 Month LIBOR + 3.75%), due 9/19/22	6,267,295	6,277,085
Granite Acquisition, Inc. Second Lien Term Loan B
8.25% (1 Month LIBOR + 7.25%), due 12/19/22	1,513,603	1,506,981
Granite Generation LLC Term Loan B
4.75% (1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 11/9/26	4,672,141	4,658,125
Hamilton Projects Acquiror LLC Term Loan
5.75% (3 Month LIBOR + 4.75%), due 6/17/27	2,487,500	2,508,228
Helix Gen Funding LLC Term Loan B
4.75% (1 Month LIBOR + 3.75%), due 6/3/24	2,054,651	2,037,040
PG&E Corp. Loan
6.75% (3 Month LIBOR + 3.50%), due 6/23/25	3,233,750	3,260,697
Southeast PowerGen LLC Advance Term Loan B
4.50% (1 Month LIBOR + 3.50%), due 12/2/21	806,048	765,746

	Principal Amount	Value
Loan Assignments (b)
Utilities
Vistra Operations Co., LLC First Lien 2018 Incremental Term Loan B3
1.871% (1 Month LIBOR + 1.75%), due 12/31/25	$ 4,986,646	$ 4,986,023
		40,412,958
Total Loan Assignments (Cost $913,655,482)		902,894,444
Total Long-Term Bonds (Cost $971,168,147)		963,257,686

	Shares
Common Stocks 0.2%(h)
Communications Equipment 0.0%‡(c)(d)(g)
Energy Future Holdings Corp.	175,418	—
Millennium Corporate Trust	4,973	—
Millennium Lender Trust	5,298	—
		—
Energy Equipment & Services 0.1% (c)(d)(g)
Covia Holdings Corp.	83,168	644,552
Metals & Mining 0.1% (c)(d)(g)
AFGlobal Corp.	60,753	697,445
Oil, Gas & Consumable Fuels 0.0%‡
Ascent Resources - Utica LLC (c)(d)(g)	244,062	156,200
Summit Midstream Partners LP	15,430	239,937
		396,137
Pharmaceuticals 0.0%‡(c)(d)(g)
Akorn Equity	12,701	171,464
Total Common Stocks (Cost $3,933,281)		1,909,598
Affiliated Investment Company 0.2%
Fixed Income Fund 0.2%
MainStay MacKay High Yield Corporate Bond Fund Class I	282,663	1,589,923
Total Affiliated Investment Company (Cost $1,605,526)		1,589,923

	Number of Rights	Value
Rights 0.0%‡
Independent Power and Renewable Electricity Producers 0.0%‡(c)(d)(g)(h)
Vistra Energy Corp.
Expires 12/31/46	107,130	$ 116,772
Total Rights (Cost $87,847)		116,772

	Number of Warrants
Warrants 0.0%‡(c)(d)(g)
Health Care Equipment & Supplies 0.0%‡(h)
Carestream Health, Inc.
Expires 12/21/31	43	1
Health Care Providers & Services 0.0%‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27	26	—
Oil, Gas & Consumable Fuels 0.0%‡
Ascent Resources - Utica LLC
Expires 3/30/23	23,368	234
Expires 3/30/23	62,000	620
Ascent Resources Marcellus Minerals
Expires 3/30/30	30,044	300
		1,154
Total Warrants (Cost $12,795)		1,155

	Principal Amount
Short-Term Investments 14.5%(i)
U.S. Treasury Debt 14.5%
U.S. Treasury Bills
0.052%, due 2/16/21	$ 45,988,000	45,987,090
0.053%, due 3/9/21	41,000,000	40,997,643
0.059%, due 3/11/21	9,075,000	9,074,545
0.066%, due 3/4/21	5,977,000	5,976,717
0.078%, due 2/18/21	13,135,000	13,134,736
0.079%, due 2/2/21	8,260,000	8,259,996

	Principal Amount	Value
Short-Term Investments (i)
U.S. Treasury Debt
U.S. Treasury Bills
0.081%, due 2/4/21	$ 20,941,000	$ 20,940,921
0.087%, due 3/2/21	9,885,000	9,884,522
Total Short-Term Investments (Cost $154,255,888)		154,256,170
Total Investments (Cost $1,131,063,484)	105.6%	1,121,131,304
Other Assets, Less Liabilities	(5.6)	(59,193,033)
Net Assets	100.0%	$ 1,061,938,271

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2021.
(c)	Illiquid security—As of January 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $44,677,674, which represented 4.2% of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Issue in default.
(f)	Issue in non-accrual status.
(g)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2021, the total market value was $1,787,588, which represented 0.2% of the Fund’s net assets.
(h)	Non-income producing security.
(i)	Interest rate shown represents yield to maturity.

Abbreviation(s):
LIBOR—London Interbank Offered Rate
REIT—Real Estate Investment Trust
TBD—To Be Determined
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 60,363,242	$ —	$ 60,363,242
Loan Assignments	—	888,541,563	8,067,421	902,894,444
Total Long-Term Bonds	—	948,904,805	8,067,421	963,257,686
Affiliated Investment Company
Fixed Income Fund	1,589,923	—	—	1,589,923
Common Stocks	239,937	—	1,669,661	1,909,598
Rights	—	—	116,772	116,772
Warrants	—	—	1,155	1,155
Short-Term Investments
U.S. Treasury Debt	—	154,256,170	—	154,256,170
Total Investments in Securities	$ 1,829,860	$ 1,103,160,975	$ 9,855,009	$ 1,121,131,304

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

Investments in Securities	Balance as of October 31, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2021
Long-Term Bonds
Loan Assignments	$15,007,590	$1,744	$1,488	$370,026	$—	$(1,271,262)	$2,586,127	$(8,628,292)	$8,067,421	$344,336
Common Stocks	1,056,068	—	(784,919)	737,393	661,119	—	—	—	1,669,661	(47,526)
Rights	116,772	—	—	—	—	—	—	—	116,772	—
Warrants	1,174	—	(127,585)	127,566	—	—	—	—	1,155	—
Total	$16,181,604	$1,744	$(911,016)	$1,234,985	$661,119	$(1,271,262)	$2,586,127	$(8,628,292)	$9,855,009	$296,810
As of January 31, 2021, Loan Assignments with a market value of $2,586,127 transferred from Level 2 to Level 3 as the the fair value obtained by an independent pricing service, utilized significant unobservable inputs. As of October 31, 2020, the fair value obtained for these Loan Assignments, as determined by an independent pricing service, utilized significant other observable inputs.
As of January 31, 2021, Loan Assignments with a market value of $8,628,292 transferred from Level 3 to Level 2 as the the fair value obtained by an independent pricing service, utilized significant other observable inputs. As of October 31, 2020, the fair value obtained for these Loan Assignments, as determined by an independent pricing service, utilized significant unobservable inputs.

MainStay Growth Allocation Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Shares	Value
Affiliated Investment Companies 95.4%
Equity Funds 76.3%
IQ 50 Percent Hedged FTSE International ETF (a)	749,793	$ 16,937,824
IQ 500 International ETF (a)	982,258	28,625,257
IQ Candriam ESG International Equity ETF (a)	773,669	20,933,007
IQ Candriam ESG U.S. Equity ETF (a)	1,440,769	46,392,186
IQ Chaikin U.S. Large Cap ETF (a)	1,460,433	41,814,972
IQ Chaikin U.S. Small Cap ETF (a)	1,215,025	36,995,932
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	2,419,370	31,955,286
MainStay Epoch Capital Growth Fund Class I (a)	211,944	2,953,011
MainStay Epoch International Choice Fund Class I (a)	646,538	24,922,100
MainStay Epoch U.S. All Cap Fund Class R6 (a)	1,441,220	43,871,448
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	2,256,718	37,827,792
MainStay MacKay Growth Fund Class I (a)	521,650	25,626,165
MainStay MacKay International Equity Fund Class R6 (a)	934,475	19,256,904
MainStay MacKay International Opportunities Fund Class I (a)	2,905,981	21,388,895
MainStay MacKay S&P 500 Index Fund Class I (a)	1,635,714	79,748,596
MainStay MacKay Small Cap Core Fund Class I (a)	1,447,528	44,794,343
MainStay MAP Equity Fund Class I (a)	962,316	44,673,210
MainStay Winslow Large Cap Growth Fund Class R6	4,845,661	63,827,049
Total Equity Funds (Cost $476,118,748)		632,543,977
Fixed Income Funds 19.1%
IQ S&P High Yield Low Volatility Bond ETF (a)	337,845	8,549,168
MainStay Floating Rate Fund Class R6	466,347	4,260,131
MainStay MacKay Short Duration High Yield Fund Class I	4,006,797	39,201,301
MainStay MacKay Total Return Bond Fund Class R6 (a)	9,352,553	106,332,920
Total Fixed Income Funds (Cost $154,391,192)		158,343,520
Total Affiliated Investment Companies (Cost $630,509,940)		790,887,497
Short-Term Investment 4.6%
Affiliated Investment Company 4.6% (b)
MainStay U.S. Government Liquidity Fund, 0.01%	38,588,506	38,588,506
Total Short-Term Investment (Cost $38,588,506)	4.6%	38,588,506
Total Investments (Cost $669,098,446)	100.0%	829,476,003
Other Assets, Less Liabilities	(0.0)‡	(369,953)
Net Assets	100.0%	$ 829,106,050

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	As of January 31, 2021, the Fund’s ownership exceeds 5% of the outstanding shares of the Underlying Fund’s share class.
(b)	Current yield as of January 31, 2021.

Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2021 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/02/21	Monthly	20,645	$ —
Citibank NA	Portfolio Swap S&P 500 Information Technology	1 month LIBOR BBA plus 0.08%	12/02/21	Monthly	(1,745)	—
Citibank NA	Russell 1000 Growth Total Return	1 month LIBOR BBA plus 0.03%	12/02/21	Monthly	(8,302)	—
Citibank NA	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.30%	12/02/21	Monthly	24,777	—
Citibank NA	Russell 2000 Total Return Index	1 month LIBOR BBA minus 0.06%	12/02/21	Monthly	(19,849)	—
Citibank NA	Russell Midcap Index Total Return	1 month LIBOR BBA plus 0.26%	12/02/21	Monthly	16,510	—
Citibank NA	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/02/21	Monthly	12,348	—
						$ —

1.	As of January 31, 2021, cash in the amount $1,200,000 was pledged from brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of January 31, 2021.

Abbreviation(s):
BBA—British Bankers’ Association
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
LIBOR—London Interbank Offered Rate
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 632,543,977	$ —	$ —	$ 632,543,977
Fixed Income Funds	158,343,520	—	—	158,343,520
Total Affiliated Investment Companies	790,887,497	—	—	790,887,497
Short-Term Investment
Affiliated Investment Company	38,588,506	—	—	38,588,506
Total Investments in Securities	$ 829,476,003	$ —	$ —	$ 829,476,003

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay MacKay California Tax Free Opportunities Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Principal Amount	Value
Municipal Bonds 93.4%
Long-Term Municipal Bonds 91.2%
Certificate of Participation/Lease 0.9%
City of Newark, Certificates of Participation, Certificate of Participation
3.00%, due 6/1/39	$ 3,550,000	$ 3,784,584
3.00%, due 6/1/40	3,560,000	3,786,950
3.00%, due 6/1/41	650,000	689,383
Mesa Water District, Certificate of Participation
4.00%, due 3/15/45	1,450,000	1,746,206
Oxnard School District, COPS, Property Acquisition and Improvement Project, Certificate of Participation
Insured: BAM
2.00%, due 8/1/45	1,000,000	1,112,150
		11,119,273
Development 0.3%
California Statewide Communities Development Authority, Buck Institute for Research on Aging, Revenue Bonds
Insured: AGM
5.00%, due 11/15/49	1,000,000	1,182,620
City of Irvine, Special Assessment
5.00%, due 9/2/44	1,800,000	2,299,770
		3,482,390
Education 5.9%
California Educational Facilities Authority, Claremont Mckenna College, Revenue Bonds
Series A
4.00%, due 1/1/39	1,800,000	2,015,262
California Educational Facilities Authority, Loma Linda University, Revenue Bonds
Series A
5.00%, due 4/1/23	570,000	623,164
Series A
5.00%, due 4/1/24	280,000	317,358
California Educational Facilities Authority, Loyola Marymount University, Revenue Bonds
Series B
5.00%, due 10/1/31	525,000	671,989
Series B
5.00%, due 10/1/35	640,000	808,051
California Educational Facilities Authority, Mount St. Mary's University, Revenue Bonds
Series A
5.00%, due 10/1/38	620,000	776,575
California Enterprise Development Authority, Thacher School Project (The), Revenue Bonds
4.00%, due 9/1/44	3,450,000	4,040,536
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund, Revenue Bonds
Series B
4.00%, due 11/1/45	850,000	1,010,590
Series B
4.00%, due 11/1/55	915,000	1,081,374
Series B
5.00%, due 11/1/39	300,000	377,751
Series B
5.00%, due 11/1/44	350,000	435,460

	Principal Amount	Value
Long-Term Municipal Bonds
Education
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund, Revenue Bonds
Series B
5.00%, due 11/1/49	$ 500,000	$ 619,605
California Infrastructure and Economic Development Bank, Wonderful Foundations Charter School Portfolio Project, Revenue Bonds
Series A
5.00%, due 1/1/55 (a)	2,645,000	2,850,702
California Municipal Finance Authority, California Baptist University, Revenue Bonds
Series A
5.00%, due 11/1/46 (a)	1,000,000	1,119,380
California Municipal Finance Authority, California Lutheran University, Revenue Bonds
5.00%, due 10/1/31	235,000	294,145
5.00%, due 10/1/33	225,000	279,223
5.00%, due 10/1/35	225,000	277,632
5.00%, due 10/1/36	285,000	350,616
5.00%, due 10/1/37	310,000	380,634
California Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds (a)
Series A
5.00%, due 5/1/36	1,275,000	1,396,597
Series A
5.00%, due 5/1/46	1,325,000	1,431,980
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds (a)
Series A
5.00%, due 7/1/36	1,300,000	1,448,252
Series A
5.00%, due 7/1/46	795,000	871,805
California Municipal Finance Authority, Claremont Graduate University, Revenue Bonds
Series B
5.00%, due 10/1/54 (a)	1,380,000	1,583,785
California Municipal Finance Authority, Creative Center Los Altos Project (The), Pinewood & Oakwood Schools, Revenue Bonds (a)
Series B
4.00%, due 11/1/36	400,000	409,056
Series B
4.50%, due 11/1/46	1,600,000	1,648,912
California Municipal Finance Authority, National University, Revenue Bonds
Series A
5.00%, due 4/1/31	1,000,000	1,303,030
California Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds
Series A
5.30%, due 8/1/47	500,000	513,240
California Municipal Finance Authority, Pomona College, Revenue Bonds
4.00%, due 1/1/43	10,000,000	12,291,600
California Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds
5.00%, due 12/1/38	845,000	988,118
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (a)	1,000,000	1,141,450

	Principal Amount	Value
Long-Term Municipal Bonds
Education
California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds
Insured: AGM
(zero coupon), due 8/1/49	$ 7,905,000	$ 2,690,467
California School Finance Authority, Aspire Public Schools, Revenue Bonds (a)
5.00%, due 8/1/27	500,000	595,315
5.00%, due 8/1/28	700,000	829,150
5.00%, due 8/1/36	600,000	696,222
5.00%, due 8/1/41	750,000	863,475
5.00%, due 8/1/46	975,000	1,115,341
California School Finance Authority, Classical Academies Project, Revenue Bonds
Series A
5.00%, due 10/1/37 (a)	1,485,000	1,717,462
California School Finance Authority, Grimmway Schools, Revenue Bonds
Series A
5.00%, due 7/1/46 (a)	750,000	818,550
California School Finance Authority, High Tech High Learning Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/37	500,000	569,825
Series A
5.00%, due 7/1/49	500,000	559,485
California School Finance Authority, KIPP LA Project, Revenue Bonds
Series A
5.00%, due 7/1/34	600,000	678,186
California State University, Systemwide, Revenue Bonds
Series A
4.00%, due 11/1/37	2,375,000	2,753,337
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.875%, due 11/1/43	1,000,000	1,084,030
Del Mar Union School District, Special Tax
Insured: BAM
4.00%, due 9/1/44	1,450,000	1,698,196
Irvine Unified School District, Community Facilities District No. 9, Special Tax
Series A
5.00%, due 9/1/33	410,000	532,939
Series A
5.00%, due 9/1/34	225,000	291,429
Series A
5.00%, due 9/1/36	550,000	704,962
University of California, Revenue Bonds
Series BE
4.00%, due 5/15/47	6,500,000	7,850,310
		69,406,553
General 1.5%
Cathedral City Redevelopment Agency, Merged Redevelopment Project Area, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/26	1,000,000	1,146,290

	Principal Amount	Value
Long-Term Municipal Bonds
General
Cathedral City Redevelopment Agency, Merged Redevelopment Project Area, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/34	$ 1,000,000	$ 1,140,000
City of Irvine, Community Facilities District No. 2013-3, Special Tax
5.00%, due 9/1/49	1,385,000	1,547,751
City of Rocklin, Community Facilities District No. 10, Special Tax
5.00%, due 9/1/39	1,150,000	1,291,876
Coronado Community Development Successor Agency, Tax Allocation
Series A
5.00%, due 9/1/33	525,000	620,183
Greenfield Redevelopment Agency, Tax Allocation
Insured: BAM
4.00%, due 2/1/26	285,000	334,097
Madera Redevelopment Agency, Successor Agency, Tax Allocation
Series A
5.00%, due 9/1/37	1,180,000	1,486,422
Mountain View Shoreline Regional Park Community, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/36	1,645,000	2,087,077
Rio Elementary School District Community Facilities District, Special Tax
Insured: BAM
5.00%, due 9/1/35	500,000	606,065
Riverside County Public Financing Authority, Desert Communities And Interstate 215 Corridor Projects, Tax Allocation
Series A, Insured: BAM
4.00%, due 10/1/40	1,000,000	1,122,730
Riverside County Public Financing Authority, Project Area No. 1 Desert Communities & Interstate 215 Corridor Project, Tax Allocation
Series A, Insured: BAM
4.00%, due 10/1/32	1,050,000	1,172,262
San Francisco City & County Redevelopment Agency Successor Agency, Mission Bay South Redevelopment Project, Tax Allocation
Series C
5.00%, due 8/1/36	1,250,000	1,486,875
South Orange County Public Financing Authority, Special Tax, Senior Lien
Series A
5.00%, due 8/15/32	775,000	807,930
Transbay Joint Powers Authority, Green Bond, Tax Allocation, Senior Lien
Series A
5.00%, due 10/1/45	1,000,000	1,262,610
Series A
5.00%, due 10/1/49	1,200,000	1,507,980
		17,620,148
General Obligation 36.1%
Alta Loma School District, Unlimited General Obligation
Series B
5.00%, due 8/1/44	3,375,000	4,143,251

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Banning Unified School District, Election 2016, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/46	$ 500,000	$ 567,665
Beaumont Unified School District, Unlimited General Obligation
Series F
2.50%, due 8/1/46	1,000,000	1,016,140
Beaumont Unified School District, Election 2008, Unlimited General Obligation
Series D, Insured: BAM
5.25%, due 8/1/44	1,000,000	1,214,870
Brawley Union High School District, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/44	1,280,000	1,535,475
Cabrillo Unified School District, Election 2018, Unlimited General Obligation
Series A
5.00%, due 8/1/45	4,245,000	5,134,922
Campbell Union High School District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/38	2,500,000	2,891,025
Central Union High School District, Election 2016, Unlimited General Obligation
5.25%, due 8/1/46	2,000,000	2,461,540
Ceres Unified School District, Unlimited General Obligation
Insured: BAM
(zero coupon), due 8/1/37	500,000	296,510
Chaffey Joint Union High School District, Unlimited General Obligation
Series D
4.00%, due 8/1/49	5,000,000	5,834,100
Chino Valley Unified School District, Limited General Obligation
Series B
3.375%, due 8/1/50	3,050,000	3,403,800
Series B
4.00%, due 8/1/45	1,000,000	1,199,540
Chowchilla Elementary School District, Unlimited General Obligation
Series B
5.00%, due 8/1/43	960,000	1,158,413
City & County of San Francisco, Unlimited General Obligation
Series R-1
4.00%, due 6/15/32	1,000,000	1,231,820
City of Foster City, Levee Protection Planning & Improvements Project, Unlimited General Obligation
3.00%, due 8/1/45	2,500,000	2,680,900
Coast Community College District, Election 2012, Unlimited General Obligation
Series D
4.50%, due 8/1/39	500,000	606,165
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A
5.25%, due 7/1/37 (b)(c)	2,500,000	2,065,625
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Insured: AMBAC
4.50%, due 7/1/23	330,000	330,531

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A, Insured: AGC
5.00%, due 7/1/23	$ 270,000	$ 279,815
Series A-4, Insured: AGM
5.00%, due 7/1/31	410,000	418,229
Series A, Insured: AGM
5.00%, due 7/1/35	2,175,000	2,291,449
Series C, Insured: AGM
5.25%, due 7/1/26	445,000	458,746
Series A-4, Insured: AGM
5.25%, due 7/1/30	175,000	178,540
Series A, Insured: AGM
5.50%, due 7/1/27	620,000	639,152
Compton Unified School District, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 6/1/49	3,125,000	3,295,719
Corona-Norco Unified School District, Unlimited General Obligation
Series C
4.00%, due 8/1/49	935,000	1,087,386
Cuyama Joint Unified School District, Unlimited General Obligation
Series B, Insured: MAC
5.25%, due 8/1/48	500,000	609,390
Davis Joint Unified School District, Unlimited General Obligation
Insured: BAM
3.00%, due 8/1/38	4,190,000	4,583,273
Insured: BAM
3.00%, due 8/1/41	4,695,000	5,099,615
Denair Unified School District, Election 2007, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/41	4,260,000	2,417,848
Desert Sands Unified School District, Unlimited General Obligation
2.00%, due 8/1/40	1,100,000	1,091,959
Dublin Unified School District, Green Bond, Unlimited General Obligation
Series C
3.00%, due 8/1/41	3,000,000	3,335,790
El Monte Union High School District, Unlimited General Obligation
Series A
4.00%, due 6/1/38	1,195,000	1,393,836
El Rancho Unified School District, Election 2016, Unlimited General Obligation
Series A, Insured: BAM
5.25%, due 8/1/46	2,745,000	3,331,716
El Segundo Unified School District, Unlimited General Obligation
Series B
2.00%, due 8/1/45	1,260,000	1,242,095
Series B
2.00%, due 8/1/46	1,510,000	1,481,854
Series B
2.00%, due 8/1/47	1,675,000	1,638,870

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
El Segundo Unified School District, Unlimited General Obligation
Series B
2.00%, due 8/1/48	$ 550,000	$ 536,393
Series B
2.125%, due 8/1/50	5,575,000	5,537,257
Enterprise Elementary School District, Unlimited General Obligation
Series B, Insured: AGM
5.00%, due 8/1/49	4,130,000	4,913,131
Etiwanda School District, Election of 2016, Unlimited General Obligation
Series A
4.00%, due 8/1/49	2,000,000	2,338,140
Eureka City Schools, Unlimited General Obligation
Insured: BAM
4.00%, due 8/1/49	3,500,000	4,110,855
Folsom Cordova Unified School District, Election 2014, School Facilities Improvement District No. 5, Unlimited General Obligation
Series A
5.25%, due 10/1/35	4,710,000	5,712,335
Fresno Unified School District, Election 2001, Unlimited General Obligation
Series F
4.00%, due 8/1/32	1,475,000	1,730,205
Glendale Community College District, Unlimited General Obligation
Series B
3.00%, due 8/1/47	6,500,000	6,975,800
Hartnell Community College District, Unlimited General Obligation
Series A
(zero coupon), due 8/1/37	2,500,000	1,428,600
Series B
3.00%, due 8/1/38	375,000	411,585
Series B
3.00%, due 8/1/40	525,000	572,633
Series B
3.00%, due 8/1/45	3,500,000	3,769,290
Holtville Unified School District, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 8/1/44	1,240,000	1,620,221
Huntington Beach City School District, Unlimited General Obligation
Series B
4.00%, due 8/1/44	1,525,000	1,744,646
Series B
4.00%, due 8/1/48	1,500,000	1,708,845
Inglewood Unified School District, Unlimited General Obligation
Series C, Insured: BAM
5.00%, due 8/1/32	400,000	493,364
Series C, Insured: BAM
5.00%, due 8/1/34	585,000	717,286

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Inglewood Unified School District, Election 2012, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/25	$ 250,000	$ 301,338
Series B, Insured: BAM
5.00%, due 8/1/35	800,000	969,144
Jefferson Union High School District, Unlimited General Obligation
Series A
4.00%, due 8/1/45	1,250,000	1,446,563
Jurupa Unified School District, Unlimited General Obligation
Series C
4.00%, due 8/1/43	1,675,000	1,976,332
Series B
5.00%, due 8/1/33	1,555,000	1,955,148
Series B
5.00%, due 8/1/37	1,000,000	1,245,530
Series C
5.25%, due 8/1/43	2,000,000	2,572,800
Kerman Unified School District, Election 2016, Unlimited General Obligation
Insured: BAM
5.25%, due 8/1/46	1,755,000	2,130,114
Kern Community College District, Facilities Improvement District No. 1, Unlimited General Obligation
(zero coupon), due 8/1/23	2,000,000	1,975,740
Kern Community College District, Safety Repair & Improvement, Unlimited General Obligation
Series C
5.75%, due 11/1/34	650,000	748,586
Lemoore Union High School District, Election 2016, Unlimited General Obligation
Series A
5.50%, due 8/1/42	560,000	707,655
Lennox School District, Election 2016, Unlimited General Obligation
Insured: AGM
4.00%, due 8/1/47	3,000,000	3,374,220
Livermore Valley Joint Unified School District, Unlimited General Obligation
3.00%, due 8/1/40	2,890,000	3,082,358
Local Public Schools Funding Authority School Improvement District No. 2016-1, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/37	1,000,000	1,092,840
Series A, Insured: BAM
3.00%, due 8/1/38	1,250,000	1,358,125
Series A, Insured: BAM
3.00%, due 8/1/40	1,230,000	1,326,309
Lodi Unified School District, Election of 2016, Unlimited General Obligation
Series 2020
3.00%, due 8/1/43	3,475,000	3,691,214
Series 2020
4.00%, due 8/1/38	2,830,000	3,366,087
Series 2020
4.00%, due 8/1/39	1,300,000	1,543,464

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Long Beach Community College District, Unlimited General Obligation
Series C
4.00%, due 8/1/49	$ 3,000,000	$ 3,507,360
Long Beach Unified School District, Unlimited General Obligation
Series A
4.00%, due 8/1/43	6,500,000	7,404,150
Long Beach Unified School District, Election 2016, Unlimited General Obligation
Series A
5.00%, due 8/1/32	3,985,000	4,930,880
Series A
5.00%, due 8/1/33	2,825,000	3,486,926
Los Angeles Community College District, Unlimited General Obligation
Series I
4.00%, due 8/1/33	2,865,000	3,361,848
Series I
4.00%, due 8/1/34	4,000,000	4,679,400
Los Angeles Unified School District, Unlimited General Obligation
Series C
3.00%, due 7/1/38	4,500,000	5,044,230
Series C
4.00%, due 7/1/33	3,125,000	3,946,844
Series C
4.00%, due 7/1/38	4,500,000	5,528,430
Series A
5.00%, due 7/1/25	1,250,000	1,511,888
Los Angeles Unified School District, Election of 2005, Unlimited General Obligation
Series M-1
5.25%, due 7/1/42	2,990,000	3,773,589
Los Rios Community College District, Unlimited General Obligation
Series D
4.00%, due 8/1/35	250,000	295,165
Series D
4.00%, due 8/1/39	1,000,000	1,168,090
Lucia Mar Unified School District, Unlimited General Obligation
Series C
3.00%, due 8/1/47	7,000,000	7,580,580
Series C
4.00%, due 8/1/49	1,500,000	1,782,675
Manteca Unified School District, Unlimited General Obligation
4.00%, due 8/1/45	2,000,000	2,332,580
Marysville Joint Unified School District, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/35	1,500,000	981,510
Insured: AGM
(zero coupon), due 8/1/36	2,000,000	1,246,240
Insured: AGM
(zero coupon), due 8/1/37	2,000,000	1,188,760

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Moraga Elementary School District, Election 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/44	$ 1,335,000	$ 1,430,172
Moreno Valley Unified School District, Unlimited General Obligation
Series B, Insured: AGM
5.00%, due 8/1/47	3,250,000	4,026,035
Mount San Jacinto Community College District, Election 2014, Unlimited General Obligation
Series B
4.00%, due 8/1/38	1,985,000	2,388,153
Mountain View-Whisman School District, Election 2020, Unlimited General Obligation
Series A
3.00%, due 9/1/34	505,000	580,371
Series A
3.00%, due 9/1/36	750,000	855,810
Series A
3.00%, due 9/1/40	1,160,000	1,308,248
Napa Valley Unified School District, Election 2016, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 8/1/44	10,000,000	11,404,500
Natomas Unified School District, Election 2016, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/49	5,000,000	5,731,900
Needles Unified School District, Election 2008, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/45	1,250,000	1,362,563
Newport Mesa Unified School District, Election 2005, Unlimited General Obligation
Series 2007, Insured: NATL-RE
(zero coupon), due 8/1/30	4,000,000	3,564,920
North Orange County Community College District, Election 2014, Unlimited General Obligation
Series B
4.00%, due 8/1/32	450,000	566,856
Series B
4.00%, due 8/1/33	300,000	373,920
Oceanside Unified School District, Unlimited General Obligation
Series C
(zero coupon), due 8/1/51	25,000	3,908
Oxnard Union High School District, Election 2018, Unlimited General Obligation
Series A
4.00%, due 8/1/38	1,000,000	1,148,910
Series B
4.00%, due 8/1/42	1,500,000	1,766,070
Palo Verde Community College District, Election 2014, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/45	500,000	561,105
Palomar Community College District, Election 2006, Unlimited General Obligation
Series B
(zero coupon), due 8/1/39 (d)	2,000,000	2,652,040

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Perris Union High School District, Election 2018, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 9/1/38	$ 3,550,000	$ 4,253,716
Redwood City School District, Election 2015, Unlimited General Obligation
Series C
4.00%, due 8/1/44	1,800,000	2,137,050
5.25%, due 8/1/44	2,000,000	2,557,480
Rio Hondo Community College District, Election 2004, Unlimited General Obligation
Series C
(zero coupon), due 8/1/42 (d)	2,000,000	2,742,960
Riverside Unified School District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/42	1,700,000	1,991,958
Robla School District, Election 2018, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/35	435,000	507,945
Series A, Insured: AGM
4.00%, due 8/1/36	500,000	581,620
Series A, Insured: AGM
4.00%, due 8/1/37	500,000	580,230
Series A, Insured: AGM
4.00%, due 8/1/40	2,070,000	2,378,761
Series A, Insured: AGM
5.00%, due 8/1/44	1,720,000	2,081,733
San Bernardino City Unified School District, Election 2012, Unlimited General Obligation
Series F, Insured: AGM
3.00%, due 8/1/44	3,500,000	3,801,000
Series C, Insured: AGM
5.00%, due 8/1/34	655,000	775,350
San Bernardino Community College District, Election 2018, Unlimited General Obligation
Series A
4.00%, due 8/1/49	5,675,000	6,604,622
San Diego Community College District, Unlimited General Obligation
4.00%, due 8/1/36	6,000,000	6,982,860
San Diego Unified School District, Election 2012, Unlimited General Obligation
Series I
4.00%, due 7/1/34	1,000,000	1,196,900
San Francisco Bay Area Rapid Transit District, Election 2004, Unlimited General Obligation
Series F-1
3.00%, due 8/1/37	1,505,000	1,697,655
Series F-1
3.00%, due 8/1/38	2,590,000	2,895,957
San Francisco Bay Area Rapid Transit District, Election 2016, Green Bonds, Unlimited General Obligation
Series B-1
4.00%, due 8/1/37	9,695,000	11,963,533
San Francisco Community College District, Election 2020, Unlimited General Obligation
3.00%, due 6/15/45	5,000,000	5,406,850

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
San Jose Evergreen Community College District, Election 2016, Unlimited General Obligation
Series B
3.00%, due 9/1/38	$ 1,500,000	$ 1,664,475
Series B
3.00%, due 9/1/39	2,250,000	2,486,475
Series B
3.00%, due 9/1/40	2,500,000	2,749,150
San Leandro Unified School District, Election 2016, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/35	500,000	637,065
Series B, Insured: BAM
5.00%, due 8/1/36	1,955,000	2,483,593
Series A, Insured: BAM
5.25%, due 8/1/42	1,000,000	1,236,870
San Lorenzo Valley Unified School District, Election 2020, Unlimited General Obligation
Series A
4.00%, due 8/1/45	1,000,000	1,171,680
Series A
5.00%, due 8/1/50	2,005,000	2,509,538
San Mateo Union High School District, Election 2020, Unlimited General Obligation
Series A
2.25%, due 9/1/42	2,000,000	2,027,400
San Rafael City Elementary School District, Election 2005, Unlimited General Obligation
Series C
4.00%, due 8/1/47	1,720,000	1,979,892
San Ysidro School District, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/47	3,000,000	849,570
San Ysidro School District, Election 2020, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/1/40	975,000	1,138,527
Series A, Insured: BAM
4.00%, due 8/1/45	2,320,000	2,675,702
Sanger Unified School District, Election 2018, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 8/1/45	500,000	536,290
Santa Barbara Unified School District, Election 2010, Unlimited General Obligation
Series A
(zero coupon), due 8/1/36 (d)	1,000,000	1,443,850
Santa Barbara Unified School District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/42	2,750,000	3,244,202
Santa Monica Community College District, Election 2016, Unlimited General Obligation
Series A
4.00%, due 8/1/47	1,250,000	1,485,763
Santa Monica-Malibu Unified School District, School Facilities Improvement District No. 1, Unlimited General Obligation
Series A
4.00%, due 8/1/39	1,015,000	1,203,678

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Santee School District, Unlimited General Obligation
5.00%, due 8/1/48	$ 2,205,000	$ 2,694,929
Shasta Union High School District, Election 2016, Unlimited General Obligation
4.00%, due 8/1/44	1,135,000	1,311,470
5.25%, due 8/1/43	1,000,000	1,245,690
Simi Valley Unified School District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/33	175,000	208,896
Series B
4.00%, due 8/1/38	370,000	432,974
Series B
4.00%, due 8/1/39	350,000	408,832
Series B
4.00%, due 8/1/40	1,455,000	1,696,472
Series B
5.00%, due 8/1/42	1,375,000	1,694,784
Series B
5.00%, due 8/1/44	1,200,000	1,473,156
Southwestern Community College District, Unlimited General Obligation
Series A
4.00%, due 8/1/47	2,000,000	2,302,200
State of California, Unlimited General Obligation
3.00%, due 11/1/34	3,750,000	4,346,662
4.00%, due 9/1/34	3,500,000	4,119,465
4.00%, due 3/1/36	5,000,000	6,207,550
4.00%, due 3/1/40	3,500,000	4,296,670
4.00%, due 3/1/46	3,000,000	3,620,940
State of California, Various Purposes, Unlimited General Obligation
5.00%, due 11/1/27	2,380,000	3,103,330
5.00%, due 4/1/28	2,930,000	3,859,074
5.00%, due 8/1/37	2,900,000	3,751,121
Tahoe Forest Hospital District, California Hospital District, Unlimited General Obligation
5.00%, due 8/1/29	1,815,000	2,193,736
Temecula Valley Unified School District, Election 2012, Unlimited General Obligation
Series C
5.25%, due 8/1/44	1,000,000	1,211,840
Turlock Unified School District, School Facilities Improvement District No. 1, Unlimited General Obligation
4.00%, due 8/1/33	480,000	559,022
4.00%, due 8/1/34	515,000	597,961
4.00%, due 8/1/35	545,000	630,968
Vacaville Unified School District, Election 2014, Unlimited General Obligation
Series D
4.00%, due 8/1/30	200,000	250,008
Series C
4.00%, due 8/1/31	490,000	577,955
Series C
4.00%, due 8/1/32	555,000	652,985

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Vacaville Unified School District, Election 2014, Unlimited General Obligation
Series C
4.00%, due 8/1/33	$ 625,000	$ 733,388
Series D
4.00%, due 8/1/36	300,000	359,679
Series D
4.00%, due 8/1/37	300,000	358,227
Series D
4.00%, due 8/1/38	500,000	595,620
Series D
4.00%, due 8/1/40	500,000	593,170
Series D
4.00%, due 8/1/45	2,050,000	2,401,944
Series C
5.00%, due 8/1/39	500,000	608,400
Series C
5.00%, due 8/1/40	1,225,000	1,486,917
Series C
5.00%, due 8/1/41	1,350,000	1,636,241
Series C
5.00%, due 8/1/42	1,000,000	1,210,240
Washington Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series B, Insured: BAM - TCRS - NATL
(zero coupon), due 8/1/31	2,400,000	2,041,128
West Contra Costa Unified School District, Election 2010, Unlimited General Obligation
Series E
4.00%, due 8/1/38	1,500,000	1,775,100
West Contra Costa Unified School District, Election 2012, Unlimited General Obligation
Series D
4.00%, due 8/1/38	1,500,000	1,775,100
West Contra Costa Unified School District, Election 2020, Unlimited General Obligation
Series E, Insured: AGM
3.00%, due 8/1/35	855,000	948,913
Series E, Insured: AGM
3.00%, due 8/1/37	750,000	826,380
Series E, Insured: AGM
3.00%, due 8/1/38	675,000	735,365
Series E, Insured: AGM
3.00%, due 8/1/39	700,000	760,634
Series E, Insured: AGM
3.00%, due 8/1/40	650,000	701,552
Series E, Insured: AGM
3.00%, due 8/1/45	4,000,000	4,250,200
West Contra Costa Unified School District, National Senior Campuses, Unlimited General Obligation
Series E, Insured: AGM
3.00%, due 8/1/36	1,000,000	1,105,630

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Westminster School District, Election 2008, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 8/1/48	$ 5,000,000	$ 886,600
		427,209,371
Hospital 4.5%
California Health Facilities Financing Authority, Children's Hospital Los Angeles, Revenue Bonds
Series A
5.00%, due 8/15/42	500,000	591,735
Series A
5.00%, due 8/15/47	1,000,000	1,174,450
California Health Facilities Financing Authority, Children's Hospital of Orange County, Revenue Bonds
Series A
4.00%, due 11/1/36	310,000	379,062
Series A
4.00%, due 11/1/37	500,000	609,605
Series A
4.00%, due 11/1/38	250,000	303,970
California Health Facilities Financing Authority, City of Hope Obligated Group, Revenue Bonds
5.00%, due 11/15/37	1,600,000	1,845,072
5.00%, due 11/15/49	2,500,000	3,030,575
California Health Facilities Financing Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A
4.00%, due 4/1/40	3,000,000	3,551,460
Series A
4.00%, due 4/1/49	7,500,000	8,708,400
California Health Facilities Financing Authority, El Camino Hospital, Revenue Bonds
4.125%, due 2/1/47	750,000	837,262
5.00%, due 2/1/36	1,035,000	1,261,075
California Health Facilities Financing Authority, Stanford Health Care, Revenue Bonds
Series A
5.00%, due 11/15/36	3,000,000	3,794,520
California Health Facilities Financing Authority, Sutter Health, Revenue Bonds
Series A
5.00%, due 11/15/37	5,175,000	6,499,800
Series A
5.00%, due 11/15/38	1,600,000	2,000,544
California Municipal Finance Authority, Community Medical Centers, Revenue Bonds
Series A
5.00%, due 2/1/27	1,100,000	1,357,477
Series A
5.00%, due 2/1/37	1,000,000	1,179,970
California Municipal Finance Authority, Healthright 360, Revenue Bonds
Series A
5.00%, due 11/1/39 (a)	1,000,000	1,133,830
California Public Finance Authority, Henry Mayo Newhall Hospital, Revenue Bonds
5.00%, due 10/15/47	1,000,000	1,155,170

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
California State Health Facilities Financing Authority, Kaiser Permanente, Revenue Bonds
Series C
5.00%, due 6/1/41 (e)	$ 5,000,000	$ 6,817,000
California Statewide Communities Development Authority, Emanate Health, Revenue Bonds
Series A
4.00%, due 4/1/45	1,000,000	1,167,940
Series A
5.00%, due 4/1/34	1,275,000	1,673,233
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
5.00%, due 1/1/38	1,500,000	1,808,310
5.00%, due 1/1/48	1,000,000	1,183,610
Washington Township Health Care District, Revenue Bonds
Series B
4.00%, due 7/1/36	1,380,000	1,528,516
		53,592,586
Housing 3.0%
California Community College Financing Authority, Orange Coast College Project, Revenue Bonds
5.00%, due 5/1/29	800,000	883,728
California Enterprise Development Authority, Provident Group-SDSU Properties LLC M@College Project, Revenue Bonds, First Tier
Series A
5.00%, due 8/1/40	650,000	805,220
Series A
5.00%, due 8/1/45	700,000	855,743
Series A
5.00%, due 8/1/55	1,000,000	1,208,310
California Municipal Finance Authority, CHF Davis I LLC, Revenue Bonds
Insured: BAM
5.00%, due 5/15/29	5,000,000	6,367,100
California Municipal Finance Authority, Claremont Colleges Project, Revenue Bonds
Series A P-3
5.00%, due 7/1/40 (a)	1,000,000	1,137,350
California Municipal Finance Authority, Mobile Home Park Senior Caritas Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 8/15/42	1,540,000	1,700,976
Series A
5.00%, due 8/15/29	805,000	991,052
Series A
5.00%, due 8/15/31	140,000	170,495
California Municipal Finance Authority, Windsor Mobile Country Club, Revenue Bonds
Series A
4.00%, due 11/15/37	1,320,000	1,465,675
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (a)
Series A
3.00%, due 6/1/29	750,000	770,895
Series A
5.00%, due 6/1/34	375,000	437,726

	Principal Amount	Value
Long-Term Municipal Bonds
Housing
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/51	$ 1,750,000	$ 1,977,307
California Statewide Communities Development Authority, Provident Group Pomona Properties LLC Project, Revenue Bonds
Series A
5.75%, due 1/15/45 (a)	400,000	409,464
California Statewide Communities Development Authority, Student Housing, Revenue Bonds
5.00%, due 5/15/40	1,025,000	1,149,497
5.00%, due 5/15/47	3,500,000	3,962,420
Hastings Campus Housing Finance Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/45	4,500,000	5,225,220
Series A
5.00%, due 7/1/61	5,000,000	5,722,050
		35,240,228
Medical 0.0%‡
California Health Facilities Financing Authority, Sutter Health, Revenue Bonds
Series A
5.00%, due 11/15/34	475,000	581,514
Other Revenue 18.8%
ABAG Finance Authority for Nonprofit Corp., Episcopal Senior Communities, Revenue Bonds
Series A
5.00%, due 7/1/42	500,000	518,895
Anaheim Public Financing Authority, City of Anaheim, Revenue Bonds
Series A
5.00%, due 5/1/33	1,000,000	1,120,010
Series A, Insured: BAM
5.00%, due 9/1/35	4,500,000	5,400,945
Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 9/1/26	8,000,000	9,750,320
Series A, Insured: AGM
5.00%, due 9/1/27	5,000,000	6,221,200
Series A, Insured: AGM
5.00%, due 9/1/28	2,250,000	2,845,013
Burlingame California Financing Authority, Community Center Project, Revenue Bonds
5.00%, due 7/1/47	1,515,000	1,892,462
California Community Housing Agency, Revenue Bonds (a)
Series A
4.00%, due 2/1/56	2,750,000	3,007,373
Series A
5.00%, due 2/1/50	3,500,000	4,126,955
California County Tobacco Securitization Agency, Revenue Bonds
Series B-2
(zero coupon), due 6/1/55	3,500,000	676,445

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
California County Tobacco Securitization Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/34	$ 300,000	$ 376,098
Series A
4.00%, due 6/1/35	500,000	624,725
Series A
4.00%, due 6/1/36	300,000	371,844
Series A
4.00%, due 6/1/37	275,000	339,768
Series A
4.00%, due 6/1/38	275,000	338,682
Series A
4.00%, due 6/1/39	350,000	429,674
Series A
4.00%, due 6/1/40	500,000	611,860
Series A
4.00%, due 6/1/49	1,500,000	1,779,420
California County Tobacco Securitization Agency, Asset-Backed, Revenue Bonds
Series A
5.00%, due 6/1/47	1,275,000	1,275,497
California Health Facilities Financing Authority, Los Angeles Biomedical Research Institute, Revenue Bonds
5.00%, due 9/1/30	1,300,000	1,608,984
5.00%, due 9/1/31	1,365,000	1,682,526
5.00%, due 9/1/32	1,435,000	1,760,731
5.00%, due 9/1/34	1,590,000	1,938,305
California Housing Finance, City & County of San Francisco, Revenue Bonds
Series N
4.00%, due 4/1/45	4,000,000	4,829,600
California Infrastructure and Economic Development Bank, California State Teachers' Retirement System, Revenue Bonds
5.00%, due 8/1/37	1,050,000	1,354,059
5.00%, due 8/1/38	1,200,000	1,543,488
California Infrastructure and Economic Development Bank, Salvation Army Western Territory (The), Revenue Bonds
4.00%, due 9/1/33	1,225,000	1,408,444
4.00%, due 9/1/34	1,000,000	1,145,160
California Municipal Finance Authority, Asian Community Center, Revenue Bonds
Insured: California Mortgage Insurance
5.00%, due 4/1/48	1,545,000	1,841,887
California Municipal Finance Authority, Orange County Civic Center Infrastructure Program, Revenue Bonds
Series A
5.00%, due 6/1/37	2,085,000	2,596,138
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (f)	5,000,000	5,649,550
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43	500,000	556,040
California Statewide Communities Development Authority, Redwoods, Revenue Bonds
Series A, Insured: California Mortgage Insurance
5.375%, due 11/15/44	535,000	598,933

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
California Statewide Financing Authority, Tobacco Settlement Asset Backed, Revenue Bonds
Series C
(zero coupon), due 6/1/55 (a)	$ 20,000,000	$ 1,711,000
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	1,500,000	230,670
City of Sacramento, Transient Occupancy Tax, Revenue Bonds
Series C
5.00%, due 6/1/48	4,860,000	5,774,215
City of Santa Ana, Gas Tax, Revenue Bonds
4.00%, due 1/1/38	1,360,000	1,619,270
CSCDA Community Improvement Authority, Revenue Bonds
Series A
4.00%, due 8/1/56 (a)	4,000,000	4,433,240
Del Mar California Race Track Authority, Revenue Bonds
5.00%, due 10/1/30	1,000,000	1,038,340
Federal Home Loan Mortgage Corp., VRD Certificates, Revenue Bonds
Series M-057
2.40%, due 10/15/29	2,995,000	3,224,776
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	1,305,459	1,049,263
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series A-2
5.30%, due 6/1/37 (d)	2,500,000	2,613,400
Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed, Revenue Bonds
Series A
5.625%, due 6/1/47	1,025,000	1,025,359
Imperial Irrigation District Electric System, Revenue Bonds
Series C
5.00%, due 11/1/37	1,000,000	1,211,140
Series B-2
5.00%, due 11/1/41	5,475,000	6,683,771
Livermore Valley Water Financing Authority, Alameda County Flood Control & Water Conservation District Zone No. 7, Revenue Bonds
Series A
5.00%, due 7/1/47	3,945,000	4,817,042
Lodi Public Financing Authority, Electric System, Revenue Bonds
Insured: AGM
5.00%, due 9/1/31	1,330,000	1,713,585
Insured: AGM
5.00%, due 9/1/32	1,650,000	2,109,195
Los Angeles County Facilities, County of Los Angeles, Revenue Bonds
Series A
5.00%, due 12/1/38	1,910,000	2,396,458
Los Angeles County Metropolitan Transportation Authority, Revenue Bonds
Series A
4.00%, due 6/1/37	4,000,000	4,969,440

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Montclair Financing Authority, Public Facilities Project, Revenue Bonds
Insured: AGM
5.00%, due 10/1/32	$ 1,000,000	$ 1,157,110
Mountain House Public Financing Authority, Green Bond, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/40	1,380,000	1,640,378
Orange City Public Facilities Financing Authority, City of Orange, Revenue Bonds
Series A
4.00%, due 11/1/50	2,000,000	2,276,340
Orange County Local Transportation Authority, Revenue Bonds
4.00%, due 2/15/38	10,000,000	11,955,500
Pico Rivera Public Financing Authority, City of Pico Rivera, Revenue Bonds
Insured: NATL-RE
5.25%, due 9/1/34	1,560,000	1,935,866
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax, Revenue Bonds
Series A, Insured: AGC
4.50%, due 7/1/36	1,100,000	1,111,033
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.25%, due 8/1/21	300,000	301,071
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds (b)(c)
Series N, Insured: COMWLTH GTD
5.00%, due 7/1/32	2,755,000	2,420,956
Series U, Insured: COMWLTH GTD
5.25%, due 7/1/42	3,000,000	2,400,000
Puerto Rico Public Buildings Authority, Unrefunded, Government Facilities, Revenue Bonds
Series I, Insured: COMWLTH GTD
5.25%, due 7/1/29 (b)(c)	1,290,000	1,140,038
Puerto Rico Sales Tax Financing Corp. Sales Tax, Revenue Bonds
Series A-1
4.50%, due 7/1/34	1,500,000	1,651,200
Series A-1
5.00%, due 7/1/58	12,000,000	13,682,520
Riverside County Transportation Commission, Sales Tax, Revenue Bonds
Series B
4.00%, due 6/1/36	5,000,000	5,873,100
San Bernardino County Financing Authority, Court House Facilities Project, Revenue Bonds
Series C, Insured: NATL-RE
5.50%, due 6/1/37	1,150,000	1,237,757
San Diego County Regional Transportation Commission, Revenue Bonds
Series A
5.00%, due 4/1/38	1,000,000	1,338,940
Series A
5.00%, due 4/1/39	1,000,000	1,335,410
Series A
5.00%, due 4/1/40	675,000	898,783
Series A
5.00%, due 4/1/44	2,800,000	3,684,548

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
San Francisco Bay Area Rapid Transit District Sales Tax, Revenue Bonds
Series A
4.00%, due 7/1/36	$ 1,850,000	$ 2,206,384
San Joaquin County Transportation Authority, Sales Tax Revenue, Revenue Bonds
Series K
5.00%, due 3/1/37	1,705,000	2,098,207
San Mateo Joint Powers Financing Authority, Capital Projects, Revenue Bonds
Series A
5.00%, due 7/15/43	3,000,000	3,734,490
South Bayside Waste Management Authority, Prerefunded, Green bond, Revenue Bonds
Series B, Insured: AGM
5.00%, due 9/1/25 (f)	50,000	60,151
Series B, Insured: AGM
5.00%, due 9/1/27 (f)	55,000	70,469
Series B, Insured: AGM
5.00%, due 9/1/29 (f)	15,000	20,111
Series B, Insured: AGM
5.00%, due 9/1/30 (f)	25,000	33,519
Series B, Insured: AGM
5.00%, due 9/1/31 (f)	15,000	20,111
Series 2019A, Insured: AGM
5.00%, due 9/1/32	15,000	20,377
Series 2019A, Insured: AGM
5.00%, due 9/1/39	80,000	108,678
South Bayside Waste Management Authority, Unrefunded, Green bond, Revenue Bonds
Series B, Insured: AGM
5.00%, due 9/1/25 (f)	1,465,000	1,771,918
Series B, Insured: AGM
5.00%, due 9/1/27 (f)	1,615,000	2,065,957
Series B, Insured: AGM
5.00%, due 9/1/29 (f)	405,000	539,087
Series B, Insured: AGM
5.00%, due 9/1/30 (f)	690,000	911,663
Series B, Insured: AGM
5.00%, due 9/1/31 (f)	395,000	516,873
Series 2019A, Insured: AGM
5.00%, due 9/1/32	485,000	636,921
Series 2019A, Insured: AGM
5.00%, due 9/1/39	2,450,000	3,145,580
Stockton Public Financing Authority, Water Revenue, Revenue Bonds
Series A, Insured: BAM
4.00%, due 10/1/37	2,500,000	2,876,000
Series A, Insured: BAM
5.00%, due 10/1/32	1,275,000	1,611,536
Series A, Insured: BAM
5.00%, due 10/1/34	1,500,000	1,876,545

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series B-1
5.00%, due 1/1/27	$ 1,500,000	$ 1,548,255
Series D
5.00%, due 11/15/27	1,000,000	1,156,510
Series A
5.125%, due 1/1/42	2,890,000	2,972,192
Territory of Guam, Hotel Occupancy Tax, Revenue Bonds
Series A
6.50%, due 11/1/40	1,740,000	1,756,547
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp., Revenue Bonds
Series A-1
5.375%, due 6/1/38	820,000	823,091
Series A-1
5.50%, due 6/1/45	2,585,000	2,598,545
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series A
5.00%, due 6/1/48	2,400,000	3,049,080
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29	1,500,000	1,428,000
Series A
5.00%, due 10/1/32	1,250,000	1,172,000
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A
6.00%, due 10/1/39	780,000	750,282
Series A
6.625%, due 10/1/29	280,000	281,366
Series A
6.75%, due 10/1/37	2,450,000	2,463,230
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds, Senior Lien
Series A
5.00%, due 10/1/25	620,000	621,618
Virgin Islands Public Finance Authority, United States Virgin Islands Federal Excise Tax, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/32	1,205,000	1,283,265
West Hollywood Public Financing Authority, City of West Hollywood, Revenue Bonds
Series A
3.00%, due 4/1/42	3,300,000	3,561,294
		222,671,597
School District 0.3%
Alvord Unified School District, Election 2012, Unlimited General Obligation
Series A, Insured: AGM
5.25%, due 8/1/37	825,000	930,724

	Principal Amount	Value
Long-Term Municipal Bonds
School District
Fontana Unified School District, Unlimited General Obligation
Series C
(zero coupon), due 8/1/33	$ 2,825,000	$ 1,600,108
Santa Barbara Unified School District, Election 2010, Unlimited General Obligation
Series B
5.00%, due 8/1/38	1,000,000	1,121,910
		3,652,742
Transportation 9.8%
Alameda Corridor Transportation Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.00%, due 10/1/29	1,000,000	1,109,100
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series C, Insured: AGM
6.00%, due 10/1/34 (f)	1,000,000	1,097,550
California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds (f)
Series A, Insured: AGM
3.25%, due 12/31/32	1,000,000	1,096,540
Series A
5.00%, due 6/30/31	3,100,000	3,877,170
City of Long Beach Harbor, Harbor, Revenue Bonds
Series A
5.00%, due 5/15/36	1,000,000	1,274,760
Series A
5.00%, due 5/15/37	1,000,000	1,270,890
Series A
5.00%, due 5/15/38	2,000,000	2,535,340
City of Los Angeles, Department of Airports, Revenue Bonds
Series B
5.00%, due 5/15/25 (f)	710,000	848,549
Series D
5.00%, due 5/15/26 (f)	1,000,000	1,233,940
Series A
5.00%, due 5/15/29 (f)	3,125,000	4,138,000
Series A
5.00%, due 5/15/31 (f)	2,815,000	3,490,544
Series E
5.00%, due 5/15/37 (f)	1,250,000	1,602,113
Series F
5.00%, due 5/15/37 (f)	875,000	1,112,816
Series A
5.00%, due 5/15/40	6,175,000	8,055,349
Series A
5.25%, due 5/15/48 (f)	1,375,000	1,709,689
City of Palm Springs, Passenger Facility Charge, Revenue Bonds (f)
Insured: BAM
5.00%, due 6/1/30	640,000	745,728

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
City of Palm Springs, Passenger Facility Charge, Revenue Bonds (f)
Insured: BAM
5.00%, due 6/1/31	$ 1,130,000	$ 1,315,117
County of Sacramento, Airport System, Revenue Bonds
Series C
5.00%, due 7/1/38 (f)	3,000,000	3,663,390
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series C
6.50%, due 1/15/43	500,000	584,605
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	1,500,000	1,807,185
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds (f)
Series A, Insured: BAM
4.00%, due 3/1/42	4,755,000	5,350,659
Series A
5.00%, due 3/1/41	2,500,000	3,021,550
Series A
5.00%, due 3/1/47	4,390,000	5,267,385
Series A-1
5.25%, due 3/1/22	3,200,000	3,212,096
Peninsula Corridor Joint Powers Board, Farebox Revenue Bonds, Revenue Bonds
Series A
5.00%, due 10/1/32	500,000	634,180
Series A
5.00%, due 10/1/33	500,000	631,450
Series A
5.00%, due 10/1/34	500,000	628,835
Series A
5.00%, due 10/1/35	350,000	438,904
Series A
5.00%, due 10/1/44	4,035,000	4,829,734
Port of Oakland, Intermediate Lien, Revenue Bonds (f)
Series D
5.00%, due 11/1/28	2,250,000	2,841,007
Series D
5.00%, due 11/1/29	1,850,000	2,323,655
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series D, Insured: AGM
5.00%, due 7/1/32	1,205,000	1,251,549
Series G, Insured: AGC
5.00%, due 7/1/42	40,000	40,785
Series N, Insured: NATL-RE
5.25%, due 7/1/32	640,000	708,102
Insured: AMBAC
5.50%, due 7/1/26	460,000	511,962

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
San Francisco City & County Airport Commission, San Francisco City & County International Airports Commission, Revenue Bonds, Second Series
Series D
5.00%, due 5/1/30	$ 2,595,000	$ 3,458,019
Series D
5.00%, due 5/1/31	2,200,000	2,912,778
Series D
5.00%, due 5/1/38	4,600,000	5,937,588
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (f)
Series H
5.00%, due 5/1/27	7,000,000	8,870,820
Series E
5.00%, due 5/1/45	3,460,000	4,302,510
Series E
5.00%, due 5/1/50	4,100,000	5,072,397
San Francisco Municipal Transportation Agency, Revenue Bonds
5.00%, due 3/1/44	1,500,000	1,679,910
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	4,000,000	4,467,640
Series B
5.25%, due 1/15/49	500,000	556,275
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/15/44	3,500,000	3,901,520
Series A
5.00%, due 1/15/50	500,000	554,600
		115,974,285
Utilities 3.4%
California Infrastructure and Economic Development Bank, Independent System Operator Corp. Project, Revenue Bonds
5.00%, due 2/1/39	1,000,000	1,096,900
City of Riverside, Electric, Revenue Bonds
Series A
5.00%, due 10/1/31	750,000	995,693
Guam Government, Waterworks Authority, Revenue Bonds
5.25%, due 7/1/33	1,100,000	1,232,847
5.50%, due 7/1/43	3,500,000	3,943,730
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/34	1,000,000	1,049,540
Series A
5.00%, due 10/1/40	1,000,000	1,173,880
Los Angeles Department of Water & Power Power System, Revenue Bonds
Series C
5.00%, due 7/1/37	2,860,000	3,779,833

	Principal Amount	Value
Long-Term Municipal Bonds
Utilities
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGC
4.25%, due 7/1/27	$ 460,000	$ 461,228
Series SS, Insured: NATL-RE
5.00%, due 7/1/22	640,000	645,088
Series UU, Insured: AGM
5.00%, due 7/1/24	225,000	233,181
Series XX-RSA-1
5.25%, due 7/1/40 (b)(c)	1,000,000	856,250
Sacramento Municipal Utility District, Revenue Bonds
Series G
5.00%, due 8/15/37	8,000,000	10,567,040
Sacramento Municipal Utility District, Electric Revenue, Green Bonds, Revenue Bonds
Series H
4.00%, due 8/15/45	7,500,000	9,104,325
Turlock Irrigation District, Revenue Bonds
5.00%, due 1/1/38	600,000	793,848
5.00%, due 1/1/39	500,000	659,750
5.00%, due 1/1/44	3,165,000	4,114,342
		40,707,475
Water & Sewer 6.7%
City of Clovis, Wastewater, Revenue Bonds
Insured: AGM
5.25%, due 8/1/29	500,000	605,755
City of Culver City, Wastewater Facilities, Revenue Bonds
Series A
4.00%, due 9/1/44	1,690,000	1,993,980
City of Oxnard, Wastewater, Revenue Bonds
Insured: BAM
4.00%, due 6/1/32	1,920,000	2,275,987
Insured: BAM
4.00%, due 6/1/34	2,080,000	2,432,186
Insured: BAM
5.00%, due 6/1/30	1,340,000	1,717,277
City of Oxnard, Water System, Revenue Bonds
Insured: BAM
5.00%, due 6/1/35	1,125,000	1,425,679
City of San Francisco, City & County Public Utilities Commission, Revenue Bonds
Series D
3.00%, due 11/1/50	3,750,000	4,094,137
City of San Francisco, Public Utilities Commission Water, Revenue Bonds
Series A
4.00%, due 11/1/50	4,000,000	4,870,880
City of Santa Cruz, Water, Green Bond, Revenue Bonds
5.00%, due 3/1/49	2,000,000	2,568,740

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
City of Vernon, Water System, Revenue Bonds
Series A, Insured: AGM
3.375%, due 8/1/40	$ 650,000	$ 715,982
Series A, Insured: AGM
3.50%, due 8/1/45	725,000	794,027
Series A, Insured: AGM
5.00%, due 8/1/30	985,000	1,304,849
Series A, Insured: AGM
5.00%, due 8/1/35	1,000,000	1,296,400
Colton Utility Authority, Revenue Bonds
Insured: AGM
4.00%, due 3/1/47	2,500,000	2,793,450
Contra Costa Water District, Revenue Bonds
Series V
5.00%, due 10/1/44	6,000,000	7,860,240
Eastern Municipal Water District, Water & Wastewater, Revenue Bonds
Series A
4.00%, due 7/1/37	1,700,000	2,137,291
Series A
4.00%, due 7/1/38	1,500,000	1,878,825
Series A
5.00%, due 7/1/45	2,850,000	3,420,342
Guam Government, Waterworks Authority, Revenue Bonds
5.00%, due 1/1/46	6,290,000	7,189,533
Series A
5.00%, due 1/1/50	2,500,000	3,105,400
Los Angeles County Sanitation Districts Financing Authority, Green Bond, Revenue Bonds
Series A
4.00%, due 10/1/33	1,000,000	1,157,590
Los Angeles Department of Water & Power, Revenue Bonds
Series A
5.00%, due 7/1/35	1,500,000	1,864,515
Moulton-Niguel Water District, Revenue Bonds
5.00%, due 9/1/39	3,685,000	4,810,989
Oxnard Financing Authority, Waste Water, Revenue Bonds
Insured: AGM
5.00%, due 6/1/34	1,000,000	1,125,520
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/33	355,000	373,194
Series A
5.50%, due 7/1/28	1,500,000	1,591,875
Rancho Water District Financing Authority, Revenue Bonds
Series A
4.00%, due 8/1/37	2,750,000	3,405,627
San Joaquin Area Flood Control Agency, California Canal Area Assessment, Special Assessment
Insured: AGM
3.00%, due 10/1/32	660,000	734,217

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
San Joaquin Area Flood Control Agency, California Canal Area Assessment, Special Assessment
Insured: AGM
3.00%, due 10/1/34	$ 700,000	$ 772,387
Insured: AGM
3.25%, due 10/1/40	2,000,000	2,199,860
Insured: AGM
3.375%, due 10/1/45	1,250,000	1,367,138
Insured: AGM
3.375%, due 10/1/50	1,000,000	1,086,390
Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds
4.00%, due 8/1/36	2,025,000	2,383,101
Silicon Valley Clean Water, Revenue Bonds
5.00%, due 8/1/45	500,000	588,960
Watereuse Finance Authority, Vallejo Sanitation And Flood Control District Refunding Program, Revenue Bonds
Series A
5.50%, due 5/1/36	500,000	580,260
West Sacramento Financing Authority, Water Capital Projects, Revenue Bonds
Insured: BAM
4.00%, due 10/1/39	300,000	347,418
		78,870,001
Total Long-Term Municipal Bonds (Cost $999,817,176)		1,080,128,163
Short-Term Municipal Notes 2.2%(h)
General 1.3%
Invesco California Value Municipal Income Trust
1.05%, due 12/1/22 (a)(g)	15,000,000	15,000,000
General Obligation 0.6%
State of California, Unlimited General Obligation
Series A
0.01%, due 5/1/48 (e)	7,500,000	7,500,000
Other Revenue 0.2%
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series C
2.625%, due 11/1/33 (e)	1,655,000	1,768,467
Water & Sewer 0.1% (e)
Metropolitan Water District of Southern California, Revenue Bonds
Series A
0.01%, due 7/1/47	800,000	800,000

	Principal Amount	Value
Short-Term Municipal Notes (h)
Water & Sewer (e)
Metropolitan Water District of Southern California, Special Variable Rate, Revenue Bonds
Series A-2
0.01%, due 7/1/37	$ 560,000	$ 560,000
		1,360,000
Total Short-Term Municipal Notes (Cost $25,560,467)		25,628,467
Total Municipal Bonds (Cost $1,025,377,643)		1,105,756,630

	Shares
Short-Term Investment 4.4%
Unaffiliated Investment Company 4.4%
BlackRock Liquidity Funds MuniCash, 0.01%	52,679,756	52,690,292
Total Short-Term Investment (Cost $52,690,292)		52,690,292
Total Investments (Cost $1,078,067,935)	97.8%	1,158,446,922
Other Assets, Less Liabilities	2.2	25,513,330
Net Assets	100.0%	$ 1,183,960,252

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Issue in default.
(c)	Issue in non-accrual status.
(d)	Step coupon—Rate shown was the rate in effect as of January 31, 2021.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2021.
(f)	Interest on these securities was subject to alternative minimum tax.
(g)	Floating rate—Rate shown was the rate in effect as of January 31, 2021.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
Futures Contracts
As of January 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(220)	March 2021	$ (30,337,186)	$ (30,146,875)	$ 190,311

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury Long Bonds	(223)	March 2021	$ (38,720,320)	$ (37,624,281)	$ 1,096,038
Total Short Contracts					1,286,349
Net Unrealized Appreciation					$ 1,286,349

1.	As of January 31, 2021, cash in the amount of $1,167,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2021.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
MAC—Municipal Assurance Corp.
NATL-RE—National Public Finance Guarantee Corp.
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,080,128,163	$ —	$ 1,080,128,163
Short-Term Municipal Notes	—	25,628,467	—	25,628,467
Total Municipal Bonds	—	1,105,756,630	—	1,105,756,630
Short-Term Investment
Unaffiliated Investment Company	—	52,690,292	—	52,690,292
Total Investments in Securities	—	1,158,446,922	—	1,158,446,922
Other Financial Instruments
Futures Contracts (b)	1,286,349	—	—	1,286,349
Total Other Financial Instruments	1,286,349	—	—	1,286,349
Total Investments in Securities and Other Financial Instruments	$ 1,286,349	$ 1,158,446,922	$ —	$ 1,159,733,271

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Growth Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 99.9%
Aerospace & Defense 0.1%
Huntington Ingalls Industries, Inc.	3,791	$ 596,438
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	32,175	4,987,125
Automobiles 3.2% (a)
Tesla, Inc.	32,810	26,035,719
Beverages 0.3%
Coca-Cola Co. (The)	17,778	856,011
PepsiCo, Inc.	14,841	2,026,835
		2,882,846
Biotechnology 5.7%
AbbVie, Inc.	31,475	3,225,558
Alkermes plc (a)	125,474	2,633,699
Amgen, Inc.	45,353	10,949,575
Biogen, Inc. (a)	19,841	5,607,265
Exelixis, Inc. (a)	222,526	4,942,303
Gilead Sciences, Inc.	8,818	578,461
Incyte Corp. (a)	43,832	3,933,922
Moderna, Inc. (a)	12,659	2,192,032
Regeneron Pharmaceuticals, Inc. (a)	13,324	6,713,164
Seagen, Inc. (a)	12,671	2,081,465
United Therapeutics Corp. (a)	10,649	1,744,519
Vertex Pharmaceuticals, Inc. (a)	7,737	1,772,392
		46,374,355
Capital Markets 0.8%
Lazard Ltd., Class A	41,097	1,693,196
LPL Financial Holdings, Inc.	43,402	4,702,173
		6,395,369
Construction & Engineering 0.6%
Quanta Services, Inc.	65,450	4,612,261
Consumer Finance 0.5%
SLM Corp.	322,393	4,474,815
Diversified Consumer Services 0.0%‡
Graham Holdings Co., Class B	691	392,564
Electronic Equipment, Instruments & Components 0.5%
Jabil, Inc.	97,473	4,032,458

	Shares	Value
Common Stocks
Entertainment 2.0% (a)
Lions Gate Entertainment Corp., Class B	263,020	$ 3,250,927
Netflix, Inc.	10,494	5,586,901
Roku, Inc.	4,686	1,822,994
Take-Two Interactive Software, Inc.	27,122	5,436,605
		16,097,427
Equity Real Estate Investment Trusts 0.8%
American Tower Corp.	14,111	3,208,277
Crown Castle International Corp.	9,416	1,499,592
Equinix, Inc.	2,160	1,598,314
		6,306,183
Food & Staples Retailing 1.0%
Costco Wholesale Corp.	7,433	2,619,612
Sysco Corp.	74,770	5,346,803
		7,966,415
Health Care Equipment & Supplies 0.2%
Hologic, Inc. (a)	23,009	1,834,508
West Pharmaceutical Services, Inc.	337	100,928
		1,935,436
Health Care Providers & Services 5.3%
Amedisys, Inc. (a)	10,609	3,048,072
AmerisourceBergen Corp.	25,319	2,638,240
Anthem, Inc.	16,279	4,834,537
Cardinal Health, Inc.	94,032	5,052,339
HCA Healthcare, Inc.	33,350	5,418,708
Humana, Inc.	13,433	5,146,317
McKesson Corp.	30,844	5,381,353
Molina Healthcare, Inc. (a)	23,666	5,055,294
UnitedHealth Group, Inc.	21,885	7,300,398
		43,875,258
Health Care Technology 0.3% (a)
Veeva Systems, Inc., Class A	7,732	2,137,434
Household Products 0.3%
Procter & Gamble Co. (The)	16,306	2,090,592
Interactive Media & Services 9.2% (a)
Alphabet, Inc.
Class A	8,946	16,347,562
Class C	12,657	23,234,961
Facebook, Inc., Class A	122,493	31,643,617
Zillow Group, Inc., Class A	31,630	4,387,714
		75,613,854

	Shares	Value
Common Stocks
Internet & Direct Marketing Retail 10.0%
Amazon.com, Inc. (a)	19,293	$ 61,857,217
Booking Holdings, Inc. (a)	783	1,522,410
eBay, Inc.	109,073	6,163,715
Etsy, Inc. (a)	29,330	5,839,310
Qurate Retail, Inc., Series A	417,954	5,266,220
Wayfair, Inc., Class A (a)	3,830	1,042,986
		81,691,858
IT Services 7.4%
Accenture plc, Class A	10,499	2,539,918
Booz Allen Hamilton Holding Corp.	38,260	3,258,604
DXC Technology Co.	190,670	5,376,894
GoDaddy, Inc., Class A (a)	57,322	4,504,363
Mastercard, Inc., Class A	39,141	12,379,907
PayPal Holdings, Inc. (a)	71,226	16,688,964
Twilio, Inc., Class A (a)	5,057	1,817,638
Visa, Inc., Class A	74,926	14,479,449
		61,045,737
Leisure Products 0.8%
Peloton Interactive, Inc., Class A (a)	6,277	917,258
Polaris, Inc.	45,864	5,350,953
		6,268,211
Life Sciences Tools & Services 2.7%
Bruker Corp.	27,381	1,585,086
Charles River Laboratories International, Inc. (a)	20,124	5,213,122
IQVIA Holdings, Inc. (a)	28,372	5,044,542
PPD, Inc. (a)	131,864	4,240,746
PRA Health Sciences, Inc. (a)	39,388	4,854,177
Thermo Fisher Scientific, Inc.	2,725	1,388,933
		22,326,606
Machinery 0.6%
AGCO Corp.	44,952	4,985,177
Media 1.3% (a)
Altice USA, Inc., Class A	90,546	3,220,721
Charter Communications, Inc., Class A	12,278	7,459,622
		10,680,343
Metals & Mining 0.2%
Newmont Corp.	31,310	1,866,076
Multiline Retail 1.3%
Dollar General Corp.	32,011	6,229,661
Target Corp.	25,608	4,639,401
		10,869,062

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 0.1%
Kinder Morgan, Inc.	42,422	$ 597,302
Personal Products 0.8%
Herbalife Nutrition Ltd. (a)	64,653	3,294,717
Nu Skin Enterprises, Inc., Class A	58,249	3,370,870
		6,665,587
Pharmaceuticals 1.0%
Eli Lilly and Co.	24,579	5,111,695
Merck & Co., Inc.	42,860	3,303,220
		8,414,915
Professional Services 0.5%
ManpowerGroup, Inc.	48,718	4,308,620
Road & Rail 0.1%
Schneider National, Inc., Class B	50,869	1,068,249
Semiconductors & Semiconductor Equipment 6.8%
Advanced Micro Devices, Inc. (a)	25,423	2,177,226
Applied Materials, Inc.	50,971	4,927,876
Broadcom, Inc.	25,698	11,576,949
Inphi Corp. (a)	17,754	2,993,502
KLA Corp.	1,444	404,421
Lam Research Corp.	13,756	6,657,216
NVIDIA Corp.	28,745	14,935,615
QUALCOMM, Inc.	79,280	12,389,878
		56,062,683
Software 19.2%
Adobe, Inc. (a)	23,763	10,901,752
Alteryx, Inc., Class A (a)	2,320	292,436
Anaplan, Inc. (a)	5,718	381,391
Atlassian Corp. plc, Class A (a)	5,638	1,303,111
Autodesk, Inc. (a)	21,533	5,973,900
CDK Global, Inc.	70,372	3,511,563
Citrix Systems, Inc.	35,494	4,731,705
Coupa Software, Inc. (a)	2,950	914,117
DocuSign, Inc. (a)	7,890	1,837,502
Dropbox, Inc., Class A (a)	194,307	4,397,167
Fortinet, Inc. (a)	38,852	5,623,827
Manhattan Associates, Inc. (a)	1,180	133,611
Microsoft Corp.	341,173	79,138,489
Oracle Corp.	4,965	300,035
Palo Alto Networks, Inc. (a)	17,776	6,234,932
Proofpoint, Inc. (a)	28,475	3,675,553
RingCentral, Inc., Class A (a)	3,439	1,282,472

	Shares	Value
Common Stocks
Software
salesforce.com, Inc. (a)	35,606	$ 8,031,289
ServiceNow, Inc. (a)	16,502	8,963,226
Teradata Corp. (a)	101,804	2,738,528
Zendesk, Inc. (a)	5,075	732,018
Zoom Video Communications, Inc., Class A (a)	18,283	6,802,556
		157,901,180
Specialty Retail 3.8%
AutoNation, Inc. (a)	31,894	2,273,404
Best Buy Co., Inc.	44,335	4,824,535
Home Depot, Inc. (The)	37,898	10,263,536
Lowe's Cos., Inc.	60,495	10,093,591
TJX Cos., Inc. (The)	43,079	2,758,779
Tractor Supply Co.	276	39,120
Williams-Sonoma, Inc.	4,816	620,879
		30,873,844
Technology Hardware, Storage & Peripherals 11.0%
Apple, Inc.	679,574	89,676,585
HP, Inc.	12,701	309,142
		89,985,727
Textiles, Apparel & Luxury Goods 0.9%
NIKE, Inc., Class B	53,741	7,179,260
Total Common Stocks (Cost $425,345,332)		819,596,986
Exchange-Traded Fund 0.2%
iShares Russell 1000 Growth ETF	7,218	1,726,834
Total Exchange-Traded Fund (Cost $1,566,733)		1,726,834

Short-Term Investment 0.0%‡
Affiliated Investment Company 0.0%‡(b)
MainStay U.S. Government Liquidity Fund, 0.01%	24,733	24,733
Total Short-Term Investment (Cost $24,733)		24,733
Total Investments (Cost $426,936,798)	100.1%	821,348,553
Other Assets, Less Liabilities	(0.1)	(991,773)
Net Assets	100.0%	$ 820,356,780

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.

(b)	Current yield as of January 31, 2021.

Abbreviation(s):
ETF—Exchange-Traded Fund
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 819,596,986	$ —	$ —	$ 819,596,986
Exchange-Traded Fund	1,726,834	—	—	1,726,834
Short-Term Investment
Affiliated Investment Company	24,733	—	—	24,733
Total Investments in Securities	$ 821,348,553	$ —	$ —	$ 821,348,553

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay High Yield Municipal Bond Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Principal Amount	Value
Municipal Bonds 91.5%
Long-Term Municipal Bonds 84.3%
Alabama 0.6%
Alabama Special Care Facilities Financing Authority-Birmingham AL, Methodist Home for the Aging, Revenue Bonds
5.75%, due 6/1/45	$ 1,250,000	$ 1,299,225
County of Jefferson, Sewer, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.50%, due 10/1/53	11,960,000	13,373,074
County of Jefferson, Sewer, Revenue Bonds, Sub. Lien
Series D
6.00%, due 10/1/42	2,500,000	2,948,200
Homewood Educational Building Authority, Samford University Project, Revenue Bonds
Series A
4.00%, due 12/1/33	400,000	474,448
Series A
4.00%, due 12/1/35	1,000,000	1,179,290
Series A
4.00%, due 12/1/36	615,000	722,736
Series A
4.00%, due 12/1/37	650,000	761,676
Series A
4.00%, due 12/1/39	1,760,000	2,052,442
Series A
4.00%, due 12/1/41	2,750,000	3,187,470
Montgomery Educational Building Authority, Faulkner University, Revenue Bonds
Series A
5.00%, due 10/1/43	5,080,000	5,424,017
Prichard Water Works & Sewer Board, Revenue Bonds
4.00%, due 11/1/49	3,000,000	3,331,050
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds (a)
Series A
4.50%, due 5/1/32	5,000,000	5,665,200
Series A
5.25%, due 5/1/44	16,500,000	19,115,415
		59,534,243
Alaska 0.5%
Alaska Industrial Development & Export Authority, Tanana Chiefs Conference Project, Revenue Bonds
Series A
4.00%, due 10/1/44	10,000,000	11,499,200
Series A
4.00%, due 10/1/49	6,140,000	7,012,248
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	1,795,000	2,075,792
Series A
5.00%, due 6/1/50	3,485,000	3,959,413

	Principal Amount	Value
Long-Term Municipal Bonds
Alaska
Northern Tobacco Securitization Corp., Revenue Bonds
Series A
5.00%, due 6/1/46	$ 24,160,000	$ 24,551,875
		49,098,528
Arizona 1.1%
Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds
Series A
5.00%, due 2/1/42	7,945,000	8,237,614
Arizona Industrial Development Authority, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/44	2,500,000	2,775,575
Series A, Insured: BAM
5.00%, due 6/1/58	3,000,000	3,584,310
Arizona Industrial Development Authority, University of Indianapolis, Health Pavilion Project, Revenue Bonds
Series A
4.00%, due 10/1/49	1,000,000	1,074,140
Series A
5.00%, due 10/1/45	1,875,000	2,204,775
Arizona Industrial Development Authority, Linder Village Project, Revenue Bonds
5.00%, due 6/1/31 (a)	4,000,000	4,182,040
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc., Revenue Bonds (a)
Series B
5.00%, due 3/1/37	3,280,000	3,694,067
Series B
5.00%, due 3/1/42	3,435,000	3,827,037
Arizona Industrial Development Authority, Mater Academy of Nevada, Revenue Bonds
Series A
5.00%, due 12/15/50 (a)	1,500,000	1,668,810
Arizona Industrial Development Authority, Eastern Michigan University Parking Project, Revenue Bonds
5.00%, due 5/1/51	1,000,000	1,044,520
Arizona Industrial Development Authority, Basis Schools Project, Revenue Bonds
Series A
5.375%, due 7/1/50 (a)	1,500,000	1,685,535
Arizona Industrial Development Authority, American Charter Schools Foundation, Revenue Bonds (a)
6.00%, due 7/1/37	3,035,000	3,733,566
6.00%, due 7/1/47	6,935,000	8,387,882
Florence Town, Inc. Industrial Development Authority, Revenue Bonds
6.00%, due 7/1/43	2,450,000	2,633,480
Glendale Industrial Development Authority, People of Faith, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/56	8,500,000	9,556,975
Industrial Development Authority of the City of Phoenix (The), Basis Schools Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/35	1,700,000	1,878,024
Series A
5.00%, due 7/1/45	1,000,000	1,088,990

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Industrial Development Authority of the City of Phoenix (The), Basis Schools Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/46	$ 4,120,000	$ 4,484,867
Industrial Development Authority of the City of Phoenix (The), Downtown Phoenix Student LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	1,000,000	1,129,910
Series A
5.00%, due 7/1/59	2,200,000	2,445,432
Industrial Development Authority of the City of Phoenix (The), Villa Montessori, Inc., Revenue Bonds
5.00%, due 7/1/45	1,150,000	1,264,253
Industrial Development Authority of the City of Phoenix (The), Espiritu Community Development Corp., Revenue Bonds
Series A
6.25%, due 7/1/36	895,000	895,958
Industrial Development Authority of the City of Phoenix (The), Great Hearts Academies, Revenue Bonds
6.40%, due 7/1/47	1,000,000	1,025,170
Industrial Development Authority of the County of Pima (The), Charter Schools Project, Revenue Bonds
Series Q
5.375%, due 7/1/31	1,815,000	1,871,937
Industrial Development Authority of the County of Pima (The), American Leadership AC, Revenue Bonds
5.625%, due 6/15/45 (a)	3,985,000	4,333,608
Industrial Development Authority of the County of Yavapai (The), Agribusiness & Equine Center, Revenue Bonds
7.875%, due 3/1/42	500,000	503,120
Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds
5.00%, due 7/1/35	3,000,000	3,217,020
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series A
3.60%, due 2/1/40	14,400,000	16,104,096
Series B
3.60%, due 4/1/40	9,000,000	10,060,560
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC Project, Green Bonds, Revenue Bonds
7.25%, due 10/1/33 (a)(b)	5,145,000	5,511,015
		114,104,286
Arkansas 0.7%
Arkansas Development Finance Authority, Washington Regional Medical Center, Revenue Bonds
4.00%, due 2/1/42	6,725,000	7,492,255
Series C
5.00%, due 2/1/33	1,425,000	1,597,425
Series C
5.00%, due 2/1/35	1,170,000	1,307,650
Arkansas Development Finance Authority, Baptist Health, Revenue Bonds
4.00%, due 12/1/44	650,000	740,331
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds (a)(b)
4.50%, due 9/1/49	6,000,000	6,592,020
Series A
4.75%, due 9/1/49	46,500,000	52,300,410
		70,030,091

	Principal Amount	Value
Long-Term Municipal Bonds
California 7.7%
Alameda Corridor Transportation Authority, Revenue Bonds, Senior Lien
Series A, Insured: NATL-RE
(zero coupon), due 10/1/35	$ 3,440,000	$ 2,611,579
Antelope Valley Healthcare District, Revenue Bonds
Series A
5.00%, due 3/1/46	1,095,000	1,115,203
Bassett Unified School District, Unlimited General Obligation
Series C, Insured: NATL-RE
(zero coupon), due 8/1/41	2,050,000	1,278,277
Series C, Insured: NATL-RE
(zero coupon), due 8/1/42	2,000,000	1,205,060
California Community Housing Agency, Revenue Bonds
Series A
5.00%, due 2/1/50 (a)	17,500,000	20,634,775
California Infrastructure and Economic Development Bank, Wonderful Foundations Charter School Portfolio Project, Revenue Bonds
Series A
5.00%, due 1/1/55 (a)	3,325,000	3,583,585
California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds
Series A, Insured: AGM
3.25%, due 12/31/32 (b)	5,965,000	6,540,861
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (b)	21,275,000	24,038,835
California Municipal Finance Authority, William Jessup University, Revenue Bonds
5.00%, due 8/1/28	1,000,000	1,144,940
5.00%, due 8/1/48	2,675,000	2,926,584
California Municipal Finance Authority, LINX APM Project, Revenue Bonds, Senior Lien (b)
Series A
5.00%, due 12/31/43	36,000,000	43,521,120
Series B
5.00%, due 6/1/48	3,000,000	3,598,020
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds
Series A
5.00%, due 7/1/46 (a)	2,665,000	2,922,466
California Municipal Finance Authority, Northbay Healthcare Group, Revenue Bonds
Series A
5.00%, due 11/1/47	5,515,000	6,255,444
California Municipal Finance Authority, West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/48	20,000,000	23,610,000
5.00%, due 5/15/51	20,000,000	23,563,400
California Municipal Finance Authority, Healthright 360, Revenue Bonds
Series A
5.00%, due 11/1/49 (a)	2,000,000	2,230,320
California Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds
Series A
5.30%, due 8/1/47	1,525,000	1,565,382

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Municipal Finance Authority, Baptist University, Revenue Bonds (a)
Series A
5.375%, due 11/1/40	$ 3,000,000	$ 3,389,430
Series A
5.50%, due 11/1/45	6,000,000	6,763,500
California Municipal Finance Authority, Southwestern Law School, Revenue Bonds
6.50%, due 11/1/41	1,000,000	1,038,370
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (a)	3,900,000	4,451,655
California School Finance Authority, High Tech High Learning Project, Revenue Bonds
Series A
5.00%, due 7/1/49 (a)	3,000,000	3,356,910
California School Finance Authority, Teach Public Schools Obligated Group, Revenue Bonds
Series A
5.00%, due 6/1/58 (a)	2,000,000	2,151,280
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
4.375%, due 1/1/48	2,185,000	2,452,510
5.00%, due 1/1/43	7,500,000	8,942,400
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/36	2,250,000	2,491,110
Series A
5.00%, due 6/1/46	2,000,000	2,179,140
Series A
5.00%, due 6/1/51	1,250,000	1,412,362
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds
Series A
5.00%, due 12/1/41 (a)	1,700,000	1,948,880
Series A
5.00%, due 12/1/46 (a)	4,545,000	5,171,801
Series A
5.25%, due 12/1/56 (a)	20,000,000	22,861,800
Series A
5.50%, due 12/1/54	3,800,000	4,254,594
Series A
5.50%, due 12/1/58 (a)	24,275,000	29,168,597
California Statewide Communities Development Authority, Redlands Community Hospital, Revenue Bonds
5.00%, due 10/1/46	1,560,000	1,780,865
California Statewide Communities Development Authority, Irvine Campus Apartments, Revenue Bonds
5.00%, due 5/15/50	2,000,000	2,260,540
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.625%, due 11/1/33	680,000	740,214
5.875%, due 11/1/43	435,000	471,553
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43	3,535,000	3,931,203

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
7.50%, due 11/1/41	$ 1,000,000	$ 1,054,630
California Statewide Financing Authority, Tobacco Settlement Asset Backed, Revenue Bonds
Series C
(zero coupon), due 6/1/55 (a)	128,700,000	11,010,285
Cathedral City Public Financing Authority, Tax Allocation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/23	925,000	897,565
Series A, Insured: NATL-RE
(zero coupon), due 8/1/26	1,085,000	996,507
City of San Buenaventura, Community Memorial Health System, Revenue Bonds
7.50%, due 12/1/41	6,150,000	6,460,452
CSCDA Community Improvement Authority, Revenue Bonds (a)
Series A
4.00%, due 8/1/56	5,000,000	5,541,550
Series A
5.00%, due 7/1/51	10,000,000	11,935,200
Davis Redevelopment Agency, Davis Redevelopment Project, Tax Allocation
Series A
7.00%, due 12/1/36	1,375,000	1,453,265
Del Mar Race Track Authority, Revenue Bonds
5.00%, due 10/1/35	1,665,000	1,710,821
Fontana Unified School District, Unlimited General Obligation
Series C
(zero coupon), due 8/1/38	10,000,000	4,085,200
Series C
(zero coupon), due 8/1/39	17,900,000	6,882,013
Series C
(zero coupon), due 8/1/43	16,000,000	4,847,040
Series C
(zero coupon), due 8/1/44	8,000,000	2,290,000
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series B-2
3.50%, due 1/15/53	13,715,000	15,506,728
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series C
6.50%, due 1/15/43	5,000,000	5,846,050
Fresno Unified School District, Election 2001, Unlimited General Obligation
Series G
(zero coupon), due 8/1/41	10,000,000	2,520,500
Golden State Tobacco Securitization Corp., Revenue Bonds
Series B
(zero coupon), due 6/1/47	625,000,000	139,568,750
Series A-1
3.50%, due 6/1/36	7,570,000	7,738,584
Series A-1
5.00%, due 6/1/47	20,385,000	21,221,804

	Principal Amount	Value
Long-Term Municipal Bonds
California
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-2
5.00%, due 6/1/47	$ 33,460,000	$ 34,833,533
Series A-1
5.25%, due 6/1/47	4,000,000	4,177,560
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series A-2
5.30%, due 6/1/37 (c)	20,365,000	21,288,756
Hastings Campus Housing Finance Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/61	60,000,000	68,664,600
Inland Empire Tobacco Securitization Authority, Capital Appreciation, Revenue Bonds
Series E
(zero coupon), due 6/1/57 (a)	30,000,000	1,978,800
Inland Empire Tobacco Securitization Corp., Revenue Bonds
Series D
(zero coupon), due 6/1/57	107,250,000	8,806,297
Mendocino-Lake Community College District, Election of 2006, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/39	8,400,000	2,226,756
Riverside County Transportation Commission, Revenue Bonds, Senior Lien
Series A
5.75%, due 6/1/48	1,480,000	1,605,149
Rohnerville School District, Election 2010, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/42	1,000,000	582,000
Series B, Insured: AGM
(zero coupon), due 8/1/47	1,000,000	495,590
San Francisco City & County Redevelopment Agency, District #6 Mission Bay Public, Special Tax
Series C
(zero coupon), due 8/1/37	5,015,000	2,093,111
Series C
(zero coupon), due 8/1/38	2,000,000	780,580
San Francisco City & County Redevelopment Financing Authority, Mission Bay South Redevelopment, Tax Allocation
Series D
7.00%, due 8/1/41	435,000	435,000
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/15/50	18,150,000	20,131,980
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	16,500,000	18,429,015
Series B
5.25%, due 1/15/49	4,220,000	4,694,961
Santa Ana Unified School District, Election 2008, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 8/1/47	25,000,000	10,902,750

	Principal Amount	Value
Long-Term Municipal Bonds
California
Sierra Kings Health Care District, Unlimited General Obligation
5.00%, due 8/1/37	$ 2,465,000	$ 2,762,698
Stockton Unified School District, Election 2008, Unlimited General Obligation
Series D, Insured: AGM
(zero coupon), due 8/1/42	9,080,000	5,552,965
Sutter Union High School District, Election 2008, Unlimited General Obligation
Series B
(zero coupon), due 6/1/50	16,260,000	2,612,819
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp., Revenue Bonds
Series A-1
5.375%, due 6/1/38	2,470,000	2,479,312
Series A-1
5.50%, due 6/1/45	5,100,000	5,126,724
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/54	19,000,000	3,592,900
Turlock Public Financing Authority, Tax Allocation
7.50%, due 9/1/39	500,000	502,985
Westminster School District, Election 2008, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 8/1/53	20,000,000	2,407,200
		762,295,550
Colorado 2.7%
3rd and Havana Metropolitan District, Limited General Obligation
Series A
5.25%, due 12/1/49	2,250,000	2,381,490
Allison Valley Metropolitan District No. 2, Limited General Obligation
4.70%, due 12/1/47	2,500,000	2,557,400
Arista Metropolitan District, Limited General Obligation
Series A
5.125%, due 12/1/48	3,500,000	3,747,170
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/43	14,675,000	17,218,911
Belleview Station Metropolitan District No. 2, Limited General Obligation
5.125%, due 12/1/46	2,375,000	2,467,221
Brighton Crossing Metropolitan District No. 6, Limited General Obligation
Series A
5.00%, due 12/1/35	525,000	565,425
Series A
5.00%, due 12/1/40	515,000	547,167
Series A
5.00%, due 12/1/50	500,000	522,695
Broadway Park North Metropolitan District No. 2, Limited General Obligation (a)
5.00%, due 12/1/40	1,000,000	1,086,770
5.00%, due 12/1/49	1,000,000	1,079,320

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Broadway Station Metropolitan District No. 2, Limited General Obligation
Series A
5.125%, due 12/1/48	$ 3,000,000	$ 3,215,940
Central Platte Valley Metropolitan District, Unlimited General Obligation
Series A
5.375%, due 12/1/33	1,500,000	1,633,440
Citadel on Colfax Business Improvement District, Revenue Bonds
Series A
5.35%, due 12/1/50	1,000,000	1,040,780
City & County of Denver, United Airlines Project, Revenue Bonds
5.00%, due 10/1/32 (b)	7,100,000	7,542,969
City of Fruita, Canyons Hospital & Medical Center Project, Revenue Bonds
Series A
5.50%, due 1/1/48 (a)	10,000,000	10,999,100
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-2
3.25%, due 8/1/49	12,000,000	12,426,600
Series A-1
4.00%, due 8/1/44	20,195,000	23,130,949
Series A-2
4.00%, due 8/1/49	5,905,000	6,716,111
Series A-2
5.00%, due 8/1/44	12,000,000	14,851,920
Colorado Health Facilities Authority, Covenant Living Communities and Services Obligated Group, Revenue Bonds
Series A
5.00%, due 12/1/35	3,500,000	3,943,450
Series A
5.00%, due 12/1/48	7,500,000	8,691,975
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project, Revenue Bonds
Series A
5.25%, due 5/15/47	2,000,000	2,335,760
Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds
Series A
5.75%, due 2/1/44	4,175,000	4,511,714
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	4,250,000	4,279,027
Denver Health & Hospital Authority, 550 Acoma, Inc., Certificate of Participation
5.00%, due 12/1/48	1,755,000	2,097,576
Denver Health & Hospital Authority, Revenue Bonds
Series A
5.25%, due 12/1/45	4,250,000	4,637,685
Dominion Water & Sanitation District, Revenue Bonds
5.75%, due 12/1/36	9,935,000	10,442,281
6.00%, due 12/1/46	967,000	1,016,694
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/22	5,000,000	4,971,650

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/25	$ 245,000	$ 236,832
Series B, Insured: NATL-RE
(zero coupon), due 9/1/26	4,540,000	4,324,486
Series B, Insured: NATL-RE
(zero coupon), due 9/1/29	4,510,000	4,015,028
Series B, Insured: NATL-RE
(zero coupon), due 9/1/30	500,000	433,665
Series B, Insured: NATL-RE
(zero coupon), due 9/1/35	2,245,000	1,323,607
Series B, Insured: NATL-RE
(zero coupon), due 9/1/37	1,170,000	622,499
Series B, Insured: NATL-RE
(zero coupon), due 9/1/39	515,000	246,762
Series A
(zero coupon), due 9/1/40	5,250,000	3,388,455
Series A
(zero coupon), due 9/1/41	3,925,000	2,450,731
Eagle County Airport Terminal Corp., Revenue Bonds
Series B
5.00%, due 5/1/33 (b)	2,435,000	2,818,707
Evan's Place Metropolitan District, Limited General Obligation
Series A(3)
5.00%, due 12/1/50	1,500,000	1,562,625
Great Western Metropolitan District, Limited General Obligation
4.75%, due 12/1/50	1,500,000	1,552,065
Green Valley Ranch East Metropolitan District No. 6, Limited General Obligation
Series A
5.875%, due 12/1/50	1,325,000	1,430,854
Jefferson Center Metropolitan District No. 1, Revenue Bonds
Series B
5.75%, due 12/15/50	4,615,000	4,886,547
Jones District Community Authority Board, Revenue Bonds
(zero coupon), due 12/1/50 (c)	5,050,000	4,121,305
Karl's Farm Metropolitan District No. 2, Limited General Obligation
Series A
5.625%, due 12/1/50 (a)	1,485,000	1,590,925
Mayfield Metropolitan District, Limited General Obligation
Series A
5.75%, due 12/1/50	1,190,000	1,296,065
Mirabelle Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A
5.00%, due 12/1/49	1,250,000	1,324,000
Nine Mile Metropolitan District, Revenue Bonds
5.125%, due 12/1/40	1,505,000	1,595,736

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
North Range Metropolitan District No. 3, Limited General Obligation
Series 2020A-3
5.25%, due 12/1/50	$ 2,000,000	$ 2,150,780
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 12/1/39	4,055,000	4,926,703
Series A, Insured: AGM
4.00%, due 12/1/46	21,450,000	25,594,783
Park Creek Metropolitan District, Senior Ltd., Property, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/1/45	4,000,000	4,587,720
Raindance Metropolitan District No. 1 Non-Potable Water System, null, Revenue Bonds
5.25%, due 12/1/50	1,500,000	1,591,740
Raindance Metropolitan District No. 2, Limited General Obligation
Series A
5.00%, due 12/1/49	2,500,000	2,644,925
Southglenn Metropolitan District, Special Revenue, Limited General Obligation
5.00%, due 12/1/46	2,100,000	2,181,186
Sterling Ranch Community Authority Board, Colorado Limited Tax Supported And Special Revenue Senior Bonds, Revenue Bonds
Series A
4.25%, due 12/1/50	1,250,000	1,379,550
Series A, Insured: MUN GOVT GTD
5.00%, due 12/1/47	3,500,000	3,708,040
Village Metropolitan District (The), Special Revenue And Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	750,000	816,833
Village Metropolitan District (The), Limited General Obligation
5.00%, due 12/1/49	1,000,000	1,079,770
Villages at Castle Rock Metropolitan District No. 6, Cobblestone Ranch Project, Limited General Obligation
Series 2
(zero coupon), due 12/1/37	44,000,000	14,395,920
		264,938,034
Connecticut 0.5%
City of Hartford CT, Unlimited General Obligation
Series B, Insured: State Guaranteed
5.00%, due 4/1/26	60,000	65,921
Series B, Insured: State Guaranteed
5.00%, due 4/1/27	500,000	549,490
Series B, Insured: State Guaranteed
5.00%, due 4/1/30	640,000	699,341
Series B, Insured: State Guaranteed
5.00%, due 4/1/33	100,000	108,890
Connecticut State Health & Educational Facilities Authority, McLean Issue, Revenue Bonds (a)
Series B-1
3.25%, due 1/1/27	750,000	763,200
Series A
5.00%, due 1/1/30	500,000	561,780

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue Bonds
Series N
4.00%, due 7/1/39	$ 5,850,000	$ 6,326,307
Series N
4.00%, due 7/1/49	7,750,000	8,241,737
Series N
5.00%, due 7/1/31	575,000	697,866
Series N
5.00%, due 7/1/32	575,000	694,485
Series N
5.00%, due 7/1/33	475,000	571,083
Series N
5.00%, due 7/1/34	700,000	835,541
Connecticut State Health & Educational Facilities Authority, Mary Wade Home Obligated Group, Revenue Bonds (a)
Series A-1
4.50%, due 10/1/34	2,350,000	2,431,498
Series A-1
5.00%, due 10/1/39	1,000,000	1,053,910
Connecticut State Health & Educational Facilities Authority, University of New Haven, Inc., Revenue Bonds
Series K-3
5.00%, due 7/1/48	3,695,000	4,295,437
Connecticut State Health & Educational Facilities Authority, Griffin Health Obligated Group, Revenue Bonds
Series G-1
5.00%, due 7/1/50 (a)	1,750,000	1,988,368
Connecticut State Health & Educational Facilities Authority, Church Home of Hartford Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/53 (a)	1,500,000	1,568,205
Connecticut State Higher Education Supplement Loan Authority, Revenue Bonds
Series B
3.25%, due 11/15/35 (b)	9,020,000	9,300,973
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	1,475,000	1,475,797
State of Connecticut, Unlimited General Obligation
Series C
5.00%, due 6/15/28	5,000,000	6,536,950
Series E
5.00%, due 9/15/37	2,250,000	2,851,717
		51,618,496
Delaware 0.5%
Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
4.25%, due 6/1/38	2,235,000	2,517,079
4.375%, due 6/1/48	9,650,000	10,700,113
5.00%, due 6/1/37	1,000,000	1,217,960
5.00%, due 6/1/43	5,000,000	6,021,850
Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Project, Revenue Bonds
5.00%, due 7/1/32	3,855,000	4,287,492

	Principal Amount	Value
Long-Term Municipal Bonds
Delaware
Delaware State Health Facilities Authority, Christiana Health Care System Obligated Group, Revenue Bonds
Series A
5.00%, due 10/1/40	$ 7,000,000	$ 9,067,940
Kent County, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
Series A
5.00%, due 7/1/40	1,050,000	1,092,242
Series A
5.00%, due 7/1/48	2,735,000	2,820,305
Series A
5.00%, due 7/1/53	4,340,000	4,462,345
Series A
5.00%, due 7/1/58	6,950,000	7,125,209
		49,312,535
District of Columbia 2.0%
District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds
Series A
(zero coupon), due 6/15/46	85,000,000	17,877,200
District of Columbia, KIPP DC Project, Revenue Bonds
4.00%, due 7/1/49	1,375,000	1,527,749
District of Columbia, Provident Group-Howard Properties LLC, Revenue Bonds
5.00%, due 10/1/30	1,500,000	1,506,555
5.00%, due 10/1/45	5,355,000	5,365,657
District of Columbia, Friendship Public Charter School, Revenue Bonds
Series A
5.00%, due 6/1/46	1,400,000	1,567,524
District of Columbia, Two Rivers Public Charter School, Inc., Revenue Bonds
5.00%, due 6/1/55	4,200,000	4,920,510
District of Columbia, Methodist Home, Revenue Bonds
Series a
5.25%, due 1/1/39	1,015,000	957,561
District of Columbia, Unrefunded-Howard University, Revenue Bonds
Series A
6.25%, due 10/1/32	1,400,000	1,413,874
District of Columbia, Howard University, Revenue Bonds
Series A
6.50%, due 10/1/41	885,000	894,124
District of Columbia, Center Strategic & International Studies, Revenue Bonds
6.625%, due 3/1/41	1,000,000	1,005,250
District of Columbia International School, District of Columbia International School Obligated Group, Revenue Bonds
5.00%, due 7/1/49	1,670,000	1,957,891
5.00%, due 7/1/54	1,905,000	2,226,564
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 10/1/39	5,005,000	3,018,065
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/44	23,780,000	27,082,329

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/49	$ 6,185,000	$ 6,990,658
Series B, Insured: AGM
4.00%, due 10/1/53	17,500,000	19,791,800
Series B
4.00%, due 10/1/53	53,285,000	59,951,486
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds
Series A
5.00%, due 10/1/53	40,000,000	41,616,800
		199,671,597
Florida 2.9%
Capital Trust Agency, Wonderful Foundations Charter School, Revenue Bonds
Series B
(zero coupon), due 1/1/60	16,000,000	1,150,720
Series A
5.00%, due 1/1/55 (a)	10,780,000	11,358,778
Capital Trust Agency, Odyssey Charter School, Inc., Revenue Bonds
Series A
5.50%, due 7/1/47 (a)	2,000,000	2,237,700
Celebration Pointe Community Development District, Special Assessment
5.125%, due 5/1/45	2,630,000	2,757,502
City of Atlantic Beach Health Care Facilities, Fleet Landing Project, Revenue Bonds
Series B-2
3.00%, due 11/15/23	3,500,000	3,501,855
Series B-1
3.25%, due 11/15/24	2,155,000	2,156,465
Series A
5.00%, due 11/15/48	3,000,000	3,375,270
Series B
5.625%, due 11/15/43	1,500,000	1,617,345
City of Fort Myers, Utility System, Revenue Bonds
Series A
4.00%, due 10/1/49	10,500,000	12,293,610
City of Orlando FL, Unrefunded, Tourist Development Tax, Revenue Bonds
Series C, Insured: AGC
5.50%, due 11/1/38	325,000	325,904
City of Tallahassee, Memorial HealthCare, Inc., Revenue Bonds
Series A
5.00%, due 12/1/55	7,500,000	8,342,925
Collier County Educational Facilities Authority, Marian University Project, Revenue Bonds
Series A
5.25%, due 6/1/28	2,250,000	2,318,243
Series A
6.125%, due 6/1/43	2,500,000	2,580,925

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
County of Bay FL, Haven Charter Academy, Inc., Revenue Bonds
Series A
5.00%, due 9/1/45	$ 250,000	$ 265,415
County of Osceola, Transportation, Revenue Bonds
Series A-1
4.00%, due 10/1/54	4,345,000	4,864,271
Series A-1
5.00%, due 10/1/44	4,730,000	5,811,136
Series A-1
5.00%, due 10/1/49	6,900,000	8,423,037
Escambia County Health Facilities Authority, Baptist Health Care Corp., Revenue Bonds
Series A
4.00%, due 8/15/50	9,990,000	11,485,403
Series A, Insured: AGM
4.00%, due 8/15/50	4,510,000	5,225,196
Florida Development Finance Corp., River City Science Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/45	600,000	654,474
Series A
4.00%, due 7/1/55	600,000	648,288
Florida Development Finance Corp., Florida Charter Foundation, Inc. Project, Revenue Bonds
Series A
4.75%, due 7/15/36 (a)	4,605,000	4,966,631
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/50	6,500,000	7,433,140
Series A
5.00%, due 6/15/55	5,100,000	5,795,079
Florida State Higher Educational Facilities Financial Authority, Ringling College Project, Revenue Bonds
4.00%, due 3/1/47	6,670,000	7,071,001
Florida State Higher Educational Facilities Financial Authority, Saint Leo University Project, Revenue Bonds
5.00%, due 3/1/44	1,370,000	1,518,234
5.00%, due 3/1/49	1,630,000	1,795,967
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
Series A
4.00%, due 8/1/50	100,000,000	115,239,000
Lee County Industrial Development Authority, Preserve Project, Revenue Bonds
Series A
5.75%, due 12/1/52 (a)	7,425,000	7,661,115
Martin County Health Facilities Authority, Martin Memorial Medical Center, Revenue Bonds
Series FL
5.00%, due 11/15/45	3,500,000	4,127,515
Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida, Revenue Bonds
5.00%, due 11/15/29	1,825,000	1,926,397
5.00%, due 11/15/39	2,230,000	2,471,687
Mid-Bay Bridge Authority, Revenue Bonds
Series A
5.00%, due 10/1/35	1,500,000	1,723,365

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Mid-Bay Bridge Authority, Revenue Bonds
Series C
5.00%, due 10/1/40	$ 1,000,000	$ 1,130,470
Series A
7.25%, due 10/1/40	2,500,000	2,618,950
Mirada II Community Development District, Capital Improvement, Special Assessment
3.125%, due 5/1/31	500,000	501,440
3.50%, due 5/1/41	1,000,000	1,003,390
New Port Tampa Bay Community Development District, Special Assessment
3.50%, due 5/1/31	310,000	311,767
3.875%, due 5/1/41	1,000,000	1,006,690
4.125%, due 5/1/52	365,000	367,409
North Powerline Road Community Development District, Special Assessment
3.625%, due 5/1/40	500,000	508,245
4.00%, due 5/1/51	1,080,000	1,114,538
North Sumter County Utility Dependent District, Central Sumter Utility, Revenue Bonds, Senior Lien
5.00%, due 10/1/49	2,750,000	3,465,385
5.00%, due 10/1/54	7,000,000	8,781,570
Osceola County Expressway Authority, Poinciana Parkway Project, Revenue Bonds, Senior Lien
Series B-2
(zero coupon), due 10/1/36 (c)	4,000,000	5,005,600
Pinellas County Educational Facilities Authority, Pinellas Academy Math & Science Project, Revenue Bonds
Series A
5.00%, due 12/15/48 (a)	3,280,000	3,735,231
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds
Series A
5.00%, due 1/1/49	1,750,000	1,918,840
Series A
5.00%, due 1/1/55	800,000	875,312
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project, Revenue Bonds
5.25%, due 11/15/39	1,000,000	977,730
Series A
5.50%, due 11/15/49	1,000,000	973,150
5.75%, due 11/15/54	1,000,000	1,000,580
V-Dana Community Development District, Assessment Area 1-2020 Project, Special Assessment
4.00%, due 5/1/51 (a)	1,200,000	1,262,124
		289,682,014
Georgia 1.3%
Cedartown Polk County Hospital Authority, Polk Medical Center Project, Revenue Bonds
5.00%, due 7/1/39	8,100,000	9,241,614
Development Authority of Cobb County (The), Kennesaw State University, Revenue Bonds
Series C
5.00%, due 7/15/38	2,390,000	2,625,463
Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds
Series A
5.00%, due 7/1/36	4,000,000	4,324,000

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Gainesville & Hall County Development Authority, Educational Facilities, Riverside Military Academy, Revenue Bonds
5.125%, due 3/1/52	$ 1,500,000	$ 1,447,680
Main Street Natural Gas, Inc., Revenue Bonds
Series A
4.00%, due 5/15/39	6,800,000	7,839,856
Series A
5.00%, due 5/15/38	3,500,000	5,056,345
Series A
5.00%, due 5/15/49	18,750,000	29,162,438
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	35,610,000	40,319,422
Series A
5.00%, due 1/1/56	6,000,000	7,255,260
Series A
5.00%, due 1/1/63	3,000,000	3,627,450
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A
4.00%, due 1/1/49	7,200,000	8,256,672
Private Colleges & Universities Authority, Mercer University Project, Revenue Bonds
5.00%, due 10/1/45	6,000,000	6,557,100
		125,713,300
Guam 0.9%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series C
6.375%, due 10/1/43 (b)	3,000,000	3,245,190
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,190,000	1,285,485
Series A
5.00%, due 2/1/40	5,125,000	5,648,519
Guam Government, Waterworks Authority, Revenue Bonds
5.00%, due 7/1/40	9,020,000	10,633,678
5.00%, due 1/1/46	4,200,000	4,800,642
5.50%, due 7/1/43	13,565,000	15,284,771
Port Authority of Guam, Revenue Bonds
Series A
5.00%, due 7/1/48	5,200,000	6,207,500
Territory of Guam, Revenue Bonds
Series D
5.00%, due 11/15/29	1,455,000	1,668,798
Series D
5.00%, due 11/15/39	26,250,000	29,504,737
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series A
5.125%, due 1/1/42	3,420,000	3,517,265

	Principal Amount	Value
Long-Term Municipal Bonds
Guam
Territory of Guam, Hotel Occupancy Tax, Revenue Bonds
Series A
6.50%, due 11/1/40	$ 3,990,000	$ 4,027,945
		85,824,530
Hawaii 0.5%
Kauai County Community Facilities District, Community Facilities District No. 2008-1, Special Tax
5.00%, due 5/15/44	1,775,000	2,060,491
5.00%, due 5/15/49	2,750,000	3,166,213
State of Hawaii Department of Budget & Finance, Revenue Bonds
3.50%, due 10/1/49	25,875,000	27,144,945
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
Series B
4.00%, due 3/1/37 (b)	4,200,000	4,706,226
State of Hawaii Department of Budget & Finance, Chaminade University of Honolulu, Revenue Bonds
Series A
5.00%, due 1/1/45 (a)	1,500,000	1,512,540
State of Hawaii Department of Budget & Finance, Hawaii Pacific University, Revenue Bonds
6.625%, due 7/1/33	2,085,000	2,201,301
Series A
6.875%, due 7/1/43	4,640,000	4,880,491
		45,672,207
Idaho 0.0%‡
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	1,000,000	1,131,670
Illinois 10.5%
Bridgeview Finance Corp., Sales Tax, Revenue Bonds
Series A
5.00%, due 12/1/37	1,260,000	1,291,399
Series A
5.00%, due 12/1/42	7,500,000	7,608,375
Chicago Board of Education, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/27	5,425,000	4,860,583
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/30	13,300,000	10,887,513
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/31	1,095,000	867,634
Series A, Insured: NATL-RE
(zero coupon), due 12/1/31	170,000	134,701
Chicago Board of Education, Unlimited General Obligation
Series F
5.00%, due 12/1/31	21,515,000	21,578,254
Series B
5.00%, due 12/1/32	1,250,000	1,575,200

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Board of Education, Unlimited General Obligation
Series B
5.00%, due 12/1/33	$ 2,050,000	$ 2,175,071
Series B
5.00%, due 12/1/33	1,400,000	1,755,138
Series G
5.00%, due 12/1/34	5,000,000	5,988,400
Series H
5.00%, due 12/1/36	4,730,000	5,634,944
Series A
5.00%, due 12/1/37	5,500,000	6,906,680
Series A
5.00%, due 12/1/39	5,000,000	6,258,650
Series A
5.00%, due 12/1/41	1,805,000	1,853,067
Series A
5.00%, due 12/1/41	2,550,000	3,179,136
Series A
5.00%, due 12/1/42	21,065,000	22,215,149
Series H
5.00%, due 12/1/46	7,000,000	8,173,690
Series D
5.00%, due 12/1/46	6,500,000	7,735,455
Series C
5.25%, due 12/1/39	1,405,000	1,565,381
Series A
5.25%, due 12/1/41	5,295,000	5,447,125
Series A
5.50%, due 12/1/39	6,995,000	7,215,133
Series B
6.50%, due 12/1/46	1,900,000	2,338,862
Series A
7.00%, due 12/1/44	11,375,000	13,936,764
Chicago Board of Education, Revenue Bonds
5.00%, due 4/1/46	5,000,000	5,897,950
6.00%, due 4/1/46	35,000,000	42,852,250
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/35	1,615,000	1,955,394
5.00%, due 4/1/36	1,270,000	1,533,398
5.00%, due 4/1/42	3,500,000	4,162,060
Chicago Board of Education, School Reform Board, Unlimited General Obligation
Series A, Insured: AGC
5.50%, due 12/1/26	19,400,000	23,136,246
Chicago Board of Education Dedicated Capital Improvement, Unlimited General Obligation
Series C
5.00%, due 12/1/34	2,270,000	2,718,734
Series B
7.00%, due 12/1/42 (a)	10,000,000	13,102,500

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Board of Education Dedicated Capital Improvement, Unlimited General Obligation
Series A
7.00%, due 12/1/46 (a)	$ 4,000,000	$ 5,211,360
Chicago Board of Education Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/37	435,000	523,135
Chicago O'Hare International Airport Facility, Trips Obligated Group, Revenue Bonds (b)
5.00%, due 7/1/38	1,500,000	1,804,005
5.00%, due 7/1/48	5,000,000	5,901,200
Chicago Transit Authority, Sales Tax Receipts, Revenue Bonds, Second Lien
5.00%, due 12/1/46	9,000,000	10,543,410
City of Chicago, City Colleges Capital Improvement Project, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/34	300,000	211,011
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/39	6,000,000	7,125,060
Series A
5.00%, due 1/1/40	4,200,000	4,978,596
Series A
5.00%, due 1/1/44	6,500,000	7,629,505
City of Chicago IL, Waterworks, Revenue Bonds, Second Lien
4.00%, due 11/1/37	15,200,000	15,853,600
City of Chicago IL, Taxable Project, Unlimited General Obligation
Series A
4.625%, due 1/1/32	145,000	145,247
Series A
5.00%, due 1/1/35	13,020,000	14,105,087
Series A
5.00%, due 1/1/36	3,250,000	3,516,597
Series A
5.25%, due 1/1/35	6,000,000	6,013,200
Series B
5.50%, due 1/1/31	2,360,000	2,690,093
Series D
5.50%, due 1/1/37	3,500,000	3,954,650
Series D
5.50%, due 1/1/40	1,245,000	1,404,223
Series A
5.75%, due 1/1/34	3,850,000	4,647,258
City of Chicago IL, Unlimited General Obligation
Series C
5.00%, due 1/1/38	2,410,000	2,719,323
Series A
5.00%, due 1/1/40	3,700,000	3,706,105
Series A
5.50%, due 1/1/49	18,650,000	22,540,203
Series A
6.00%, due 1/1/38	40,020,000	48,756,366

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago IL, Wastewater Transmission Project, Revenue Bonds, Second Lien
5.00%, due 1/1/39	$ 240,000	$ 265,462
Illinois Finance Authority, University of Illinois Health Services, Revenue Bonds
4.00%, due 10/1/50	4,000,000	4,475,960
4.00%, due 10/1/55	6,950,000	7,712,415
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
Series C
4.25%, due 8/1/42	2,900,000	3,187,883
Series C
5.00%, due 8/1/49	1,300,000	1,497,366
Illinois Finance Authority, Noble Network Charter Schools, Revenue Bonds
5.00%, due 9/1/32	1,830,000	1,992,614
6.25%, due 9/1/39	150,000	164,496
Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds
5.00%, due 2/15/37	7,675,000	6,419,523
5.125%, due 2/15/45 (d)	6,015,000	4,977,352
Illinois Finance Authority, Columbia College Chicago, Revenue Bonds
Series A
5.00%, due 12/1/37	10,000,000	11,262,000
Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds
5.00%, due 5/15/40	1,265,000	1,391,664
Illinois Finance Authority, Student Housing & Academic Facility, University of Illinois at Chicago Project, Revenue Bonds
Series A
5.00%, due 2/15/47	6,500,000	7,120,815
Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds
Series A
5.00%, due 5/15/47	1,155,000	1,277,326
Illinois Finance Authority, Chicago International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47	3,000,000	3,395,850
Illinois Finance Authority, Student Housing & Academic Facility, CHF-Chicago LLC, University of Illinois at Chicago Project, Revenue Bonds
Series A
5.00%, due 2/15/50	1,835,000	2,006,884
Illinois Finance Authority, Roosevelt University Project, Revenue Bonds
5.50%, due 4/1/32	2,000,000	2,004,180
Illinois Finance Authority, Charter School Project, Revenue Bonds
7.125%, due 10/1/41	1,500,000	1,540,380
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 12/15/31	5,000,000	3,923,500
Series A, Insured: NATL-RE
(zero coupon), due 12/15/32	18,945,000	14,362,583
Series A, Insured: NATL-RE
(zero coupon), due 6/15/33	26,320,000	19,605,242
Series A, Insured: NATL-RE
(zero coupon), due 12/15/33	12,600,000	9,232,272

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 6/15/34	$ 46,915,000	$ 33,794,282
Series A, Insured: NATL-RE
(zero coupon), due 12/15/36	33,845,000	22,311,301
Series A, Insured: NATL-RE
(zero coupon), due 6/15/37	16,000,000	10,360,640
Series A, Insured: NATL-RE
(zero coupon), due 12/15/37	65,600,000	41,722,912
Series B
(zero coupon), due 12/15/50	35,930,000	13,663,820
Series B, Insured: AGM
(zero coupon), due 12/15/50	10,000,000	4,153,700
Series B
(zero coupon), due 12/15/51	56,600,000	20,768,804
Series B
(zero coupon), due 12/15/54	57,560,000	18,969,474
(zero coupon), due 12/15/56	22,500,000	6,917,400
Series B, Insured: AGM
(zero coupon), due 12/15/56	20,000,000	6,835,800
Series A
4.00%, due 6/15/50	22,800,000	25,004,760
Series B, Insured: State Appropriations
4.25%, due 6/15/42	1,660,000	1,714,282
Series A
5.00%, due 6/15/42	7,150,000	7,512,862
Series A, Insured: BAM
5.00%, due 6/15/42	395,000	410,836
Series A
5.00%, due 12/15/45	750,000	901,238
5.00%, due 6/15/50	18,000,000	21,511,980
Series A
5.00%, due 6/15/57	2,000,000	2,306,380
Northern Illinois University, Auxiliary Facilities System, Revenue Bonds
Series B, Insured: BAM
4.00%, due 4/1/37	1,300,000	1,494,961
Series B, Insured: BAM
4.00%, due 4/1/39	1,300,000	1,486,771
Series B, Insured: BAM
4.00%, due 4/1/41	1,350,000	1,536,003
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/44	5,000,000	5,765,050
Series A
4.00%, due 1/1/49	14,000,000	15,857,240
State of Illinois, Unlimited General Obligation
Series D
3.25%, due 11/1/26	5,540,000	5,944,863

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
State of Illinois, Unlimited General Obligation
Insured: BAM
4.00%, due 6/1/41	$ 25,955,000	$ 27,952,497
Series C
4.00%, due 10/1/41	7,900,000	8,857,085
Series C
4.00%, due 10/1/42	9,000,000	10,056,510
Series C
4.25%, due 10/1/45	24,000,000	27,101,280
Series A
4.50%, due 12/1/41	6,775,000	7,583,122
Series A
5.00%, due 12/1/25	3,270,000	3,829,366
Series D
5.00%, due 11/1/26	4,245,000	5,008,803
Series D
5.00%, due 11/1/27	11,000,000	13,215,950
Series A
5.00%, due 12/1/27	2,315,000	2,825,226
Series B
5.00%, due 12/1/27	9,365,000	11,429,046
5.00%, due 2/1/28	2,700,000	3,221,262
Series C
5.00%, due 11/1/29	14,635,000	17,365,598
Series A
5.00%, due 1/1/31	8,110,000	8,351,191
Series A
5.00%, due 12/1/31	2,985,000	3,543,583
Series A
5.00%, due 12/1/39	2,400,000	2,790,624
Series A
5.00%, due 5/1/40	2,000,000	2,341,740
5.50%, due 7/1/38	3,000,000	3,241,290
5.75%, due 5/1/45	17,420,000	21,974,285
State of Illinois, Rebuild Illinois Program, Unlimited General Obligation
Series C
4.00%, due 11/1/41	20,000,000	22,211,400
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/48	15,305,000	17,779,818
Village of Bridgeview IL, Utility Revenue Source, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/26	200,000	200,276
Village of Bridgeview IL, Unlimited General Obligation
Insured: NATL-RE
4.40%, due 12/1/26	400,000	400,752
Insured: NATL-RE
4.45%, due 12/1/28	430,000	430,787

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Village of Bridgeview IL, Unlimited General Obligation
Insured: NATL-RE
4.50%, due 12/1/30	$ 475,000	$ 475,865
Insured: NATL-RE
4.50%, due 12/1/32	520,000	520,827
Insured: NATL-RE
4.50%, due 12/1/34	575,000	575,932
Series A
5.125%, due 12/1/44	100,000	94,979
Series A
5.50%, due 12/1/43	1,545,000	1,544,846
Series A
5.50%, due 12/1/43	1,260,000	1,261,222
Series A
5.625%, due 12/1/41	4,190,000	4,230,433
Series A
5.75%, due 12/1/35	2,705,000	2,745,115
Village of Riverdale IL, Unlimited General Obligation
8.00%, due 10/1/36	1,750,000	1,798,143
Village of Romeoville IL, Lewis University, Revenue Bonds
Series B
4.125%, due 10/1/41	1,000,000	1,055,920
Series B
4.125%, due 10/1/46	2,100,000	2,204,559
Series B
5.00%, due 10/1/36	1,000,000	1,108,540
Series B
5.00%, due 10/1/39	1,275,000	1,407,243
		1,040,016,311
Indiana 0.3%
City of Valparaiso, Pratt Paper LLC Project, Revenue Bonds
7.00%, due 1/1/44 (b)	5,500,000	6,241,015
Gary Chicago International Airport Authority, Revenue Bonds
5.00%, due 2/1/29	1,170,000	1,298,162
5.25%, due 2/1/34	750,000	825,683
Indiana Finance Authority, Marquette Manor LLC, Revenue Bonds
5.00%, due 3/1/39	5,505,000	5,790,049
Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	2,266,800
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series A
5.00%, due 11/15/48	5,000,000	5,625,450
Series A
5.00%, due 11/15/53	4,400,000	4,939,792
Indiana Finance Authority, King's Daughters Hospital & Healthcare (The), Revenue Bonds
5.50%, due 8/15/40	4,835,000	4,845,975
5.50%, due 8/15/45	210,000	210,470

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Indiana Finance Authority, Educational Facilities-Marian University Project, Revenue Bonds
6.375%, due 9/15/41	$ 670,000	$ 695,983
Indiana Finance Authority, United States Steel Corp., Revenue Bonds
Series A
6.75%, due 5/1/39 (b)	1,250,000	1,538,575
		34,277,954
Iowa 0.6%
City of Coralville IA, Annual Appropriation, Revenue Bonds
Series B
4.25%, due 5/1/37	7,365,000	7,130,867
City of Coralville IA, Tax Allocation, Revenue Bonds
Series C
4.50%, due 5/1/47	2,930,000	3,006,121
Iowa Finance Authority, Iowa Fertilizer Company Project, Revenue Bonds
3.125%, due 12/1/22	4,005,000	4,128,835
5.25%, due 12/1/25	7,500,000	8,322,750
Iowa Finance Authority, Lifespace Communities, Inc., Revenue Bonds
Series A-1
4.00%, due 5/15/55	3,750,000	3,978,037
Iowa Finance Authority, Northcrest, Inc. Project, Revenue Bonds
Series A
5.00%, due 3/1/48	1,500,000	1,592,790
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
4.00%, due 10/1/45	3,000,000	3,409,410
4.00%, due 10/1/50	11,000,000	12,378,960
Iowa Tobacco Settlement Authority, Revenue Bonds
Series C
5.375%, due 6/1/38	6,145,000	6,239,203
Series C
5.625%, due 6/1/46	6,730,000	6,833,171
Xenia Rural Water District, Capital Loan Notes, Revenue Bonds
5.00%, due 12/1/36	3,000,000	3,514,290
5.00%, due 12/1/41	3,000,000	3,483,330
		64,017,764
Kansas 0.3%
Wyandotte County-Kansas City Unified Government, Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project, Revenue Bonds
(zero coupon), due 9/1/34 (a)	59,995,000	27,193,334
Kentucky 0.9%
City of Campbellsville, Campbellsville University Project, Revenue Bonds
5.00%, due 3/1/39	4,730,000	4,920,761
City of Columbia, Lindsey Wilson College Project, Revenue Bonds
5.00%, due 12/1/33	3,855,000	4,452,602

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
City of Glasgow, TJ Samson Community Hospital Obligated Group, Revenue Bonds
Series 2011
6.45%, due 2/1/41	$ 1,000,000	$ 1,022,440
Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Revenue Bonds
Series A
5.00%, due 7/1/32	6,450,000	7,393,828
Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
Series A
5.00%, due 6/1/41	4,425,000	4,934,406
Series A
5.00%, due 6/1/45	9,725,000	10,691,179
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-1
5.00%, due 8/1/44	5,000,000	6,188,300
Series A-2
5.00%, due 8/1/44	6,000,000	7,425,960
Series A-2
5.00%, due 8/1/49	6,300,000	7,727,454
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
4.00%, due 9/1/45	21,445,000	23,768,566
Louisville / Jefferson County Metropolitan Government, Norton Healthcare, Inc., Revenue Bonds
Series A
4.00%, due 10/1/34	5,575,000	6,300,642
		84,826,138
Louisiana 0.2%
Calcasieu Parish Memorial Hospital Service District, Lake Charles Memorial Hospital Project, Revenue Bonds
5.00%, due 12/1/34	2,000,000	2,271,220
City of New Orleans, Water System, Revenue Bonds
5.00%, due 12/1/44	5,500,000	6,263,400
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
5.00%, due 5/15/47	5,000,000	5,678,000
Louisiana Public Facilities Authority, Belle Chasse Academy, Inc., Revenue Bonds
6.50%, due 5/1/31	3,700,000	3,756,166
		17,968,786
Maine 0.1%
City of Portland, General Airport, Green Bond, Revenue Bonds
4.00%, due 1/1/40	1,400,000	1,591,394
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
5.00%, due 7/1/33	3,825,000	4,067,237
5.00%, due 7/1/43	2,590,000	2,729,964
		8,388,595
Maryland 0.3%
County of Baltimore, Oak Crest Village, Inc. Facility, Revenue Bonds
4.00%, due 1/1/45	1,750,000	1,956,465
4.00%, due 1/1/50	2,500,000	2,786,600

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
County of Frederick, Oakdale Lake Linganore Project, Tax Allocation
3.75%, due 7/1/39	$ 1,410,000	$ 1,466,781
County of Frederick, Urbana Community Development Authority, Special Tax
Series C
4.00%, due 7/1/50	1,000,000	1,108,290
County of Frederick, Mount St Mary's University, Inc., Revenue Bonds (a)
Series A
5.00%, due 9/1/37	3,000,000	3,346,320
Series A
5.00%, due 9/1/45	500,000	548,965
Maryland Economic Development Corp., Port Convinfton Project, Tax Allocation
3.25%, due 9/1/30	1,250,000	1,378,713
4.00%, due 9/1/50	4,000,000	4,376,200
Maryland Health & Higher Educational Facilities Authority, Stevenson University Project, Inc., Revenue Bonds
Series A
4.00%, due 6/1/51	1,000,000	1,130,070
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds
Series A
5.00%, due 7/1/38	1,000,000	1,148,980
Series A
5.00%, due 7/1/48	3,000,000	3,408,510
5.25%, due 1/1/37	1,000,000	1,116,000
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Revenue Bonds
5.00%, due 7/1/45	4,000,000	4,525,760
Maryland Health & Higher Educational Facilities Authority, Green Street Academy Inc., Revenue Bonds (a)
Series A
5.125%, due 7/1/37	1,260,000	1,383,505
Series A
5.375%, due 7/1/52	1,530,000	1,669,612
		31,350,771
Massachusetts 1.3%
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/44	17,750,000	19,573,280
Massachusetts Development Finance Agency, Linden Ponds, Inc., Revenue Bonds (a)
5.00%, due 11/15/33	3,000,000	3,322,140
5.125%, due 11/15/46	6,000,000	6,544,800
Massachusetts Development Finance Agency, Milford Regional Medical Center, Revenue Bonds (a)
Series G
5.00%, due 7/15/35	270,000	324,038
Series G
5.00%, due 7/15/36	235,000	281,041
Series G
5.00%, due 7/15/37	245,000	292,060
Series G
5.00%, due 7/15/46	1,100,000	1,288,386

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Massachusetts Development Finance Agency, Western New England University, Revenue Bonds
5.00%, due 9/1/40	$ 1,325,000	$ 1,492,652
5.00%, due 9/1/45	1,175,000	1,314,531
Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds
5.00%, due 5/1/41	3,000,000	3,423,000
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	2,105,140
5.00%, due 10/1/48	8,000,000	8,388,480
5.00%, due 10/1/54	16,000,000	16,713,120
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group, Revenue Bonds
Series L
5.00%, due 7/1/44	8,455,000	10,043,103
Series I
5.00%, due 7/1/46	2,000,000	2,319,360
Massachusetts Development Finance Agency, Boston Medical Center, Green Bonds, Revenue Bonds
5.00%, due 7/1/44	1,000,000	1,119,040
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
5.00%, due 10/1/48	21,405,000	22,259,059
Massachusetts Development Finance Agency, CareGroup Obligated Group, Revenue Bonds
Series J2
5.00%, due 7/1/53	6,785,000	8,032,287
Massachusetts Development Finance Agency, Lawrence General Hospital, Revenue Bonds
Series A
5.50%, due 7/1/44	6,000,000	5,992,320
Massachusetts Development Finance Agency, North Hill Communities Inc., Revenue Bonds
Series A
6.50%, due 11/15/43 (a)	2,000,000	2,348,660
Massachusetts Educational Financing Authority, Revenue Bonds
Series B
3.00%, due 7/1/35 (b)	11,100,000	11,640,237
		128,816,734
Michigan 2.3%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/41	3,260,000	3,616,351
5.00%, due 2/15/47	3,000,000	3,250,830
Chandler Park Academy, Revenue Bonds
5.125%, due 11/1/30	1,050,000	1,051,921
5.125%, due 11/1/35	605,000	605,998
City of Detroit, Great Lakes Water Authority Water Supply System, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/36	655,000	668,388
City of Detroit, Sewage Disposal System
Series A
5.25%, due 7/1/41	10,840,000	11,072,735
City of Detroit MI, Great Lakes Water Authority Water Supply System, Revenue Bonds, Senior Lien
Series C
4.50%, due 7/1/27	165,000	168,031

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
City of Detroit MI, Great Lakes Water Authority Water Supply System, Revenue Bonds, Senior Lien
Series C
5.00%, due 7/1/41	$ 1,620,000	$ 1,653,113
City of Detroit MI, Unlimited General Obligation
Insured: AMBAC
4.60%, due 4/1/24	20,150	20,164
5.00%, due 4/1/27	850,000	1,005,763
5.00%, due 4/1/31	1,000,000	1,183,350
5.00%, due 4/1/33	1,200,000	1,408,116
5.00%, due 4/1/35	1,000,000	1,167,640
5.00%, due 4/1/37	1,100,000	1,277,364
5.00%, due 4/1/38	850,000	984,861
Insured: AMBAC
5.25%, due 4/1/22	58,125	58,234
Insured: AMBAC
5.25%, due 4/1/24	45,725	45,779
5.50%, due 4/1/45	1,100,000	1,336,940
5.50%, due 4/1/50	2,070,000	2,507,743
City of Detroit MI, Unrefunded-2015, Revenue Bonds, Senior Lien
Series Second LIEN B, Insured: NATL-RE
5.00%, due 7/1/34	10,000	10,038
City of Detroit MI Sewage Disposal System, Revenue Bonds
Series A
5.25%, due 7/1/39	5,000,000	5,363,700
Michigan Finance Authority, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 6/1/45	50,000,000	13,065,500
Series B-2
(zero coupon), due 6/1/65	181,000,000	22,784,280
Series A
4.00%, due 6/1/49	7,000,000	8,148,560
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
4.00%, due 11/1/48	7,000,000	8,101,310
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
Series D-4
5.00%, due 7/1/34	1,000,000	1,142,440
Series B
5.00%, due 7/1/44	4,000,000	4,321,440
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds, Senior Lien
Series C-1
5.00%, due 7/1/44	1,000,000	1,069,210
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds
Series C
5.00%, due 7/1/34	1,000,000	1,169,140
Series C
5.00%, due 7/1/35	2,000,000	2,330,740
Michigan Finance Authority, College for Creative Studies, Revenue Bonds
5.00%, due 12/1/36	1,000,000	1,040,460

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Finance Authority, College for Creative Studies, Revenue Bonds
5.00%, due 12/1/40	$ 1,700,000	$ 1,760,554
5.00%, due 12/1/45	4,700,000	4,846,311
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
5.00%, due 2/1/37	1,550,000	1,626,864
5.25%, due 2/1/32	3,600,000	3,897,648
Michigan Finance Authority, Landmark Academy, Revenue Bonds
5.00%, due 6/1/45	2,920,000	3,145,366
Michigan Finance Authority, Presbyterian Villages Hospital, Revenue Bonds
5.50%, due 11/15/45	1,025,000	1,088,550
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
5.75%, due 11/1/40	2,630,000	2,972,689
Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds
5.90%, due 7/15/46 (a)	2,060,000	1,836,984
Michigan Finance Authority, Public School Academy-Detroit, Revenue Bonds
7.00%, due 10/1/31	2,120,000	2,005,711
7.00%, due 10/1/36	1,740,000	1,590,221
Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds
Series A, Insured: AMBAC
4.50%, due 5/1/31	305,000	305,131
Michigan Public Educational Facilities Authority, Richfield Public School Academy, Revenue Bonds
5.00%, due 9/1/36	150,000	150,155
Michigan Strategic Fund, Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/42	6,265,000	6,922,261
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds (b)
5.00%, due 12/31/43	1,500,000	1,836,750
5.00%, due 6/30/48	18,000,000	21,893,220
Michigan Tobacco Settlement Finance Authority, Revenue Bonds
Series B
(zero coupon), due 6/1/46	224,125,000	27,208,775
Series B
(zero coupon), due 6/1/52	23,420,000	2,515,542
Series C
(zero coupon), due 6/1/58	753,750,000	36,240,300
		223,473,171
Minnesota 1.3%
City of Blaine, Crest View Senior Communities Project, Revenue Bonds
Series A
6.125%, due 7/1/45	2,100,000	2,046,702
City of Crookston, Riverview Healthcare Project, Revenue Bonds
5.00%, due 5/1/51	4,000,000	4,097,480
City of Forest Lake, Lakes International Language Academy Project, Revenue Bonds
Series A
5.375%, due 8/1/50	1,250,000	1,426,313
City of Ham Lake MN, Parnassus Preparatory School Project, Revenue Bonds
Series A
5.00%, due 11/1/47	3,500,000	3,832,010

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota
City of Minneapolis, Twin Cities International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47 (a)	$ 4,085,000	$ 4,490,681
City of Rochester, Samaritan Bethany, Inc. Project, Revenue Bonds
Series A
5.00%, due 8/1/48	2,000,000	2,100,040
Duluth Economic Development Authority Health Care Facilities, Essentia Health Obligated Group, Revenue Bonds
Series A
5.00%, due 2/15/48	8,550,000	10,163,299
Series A
5.00%, due 2/15/53	26,250,000	31,061,887
Series A
5.25%, due 2/15/58	50,655,000	60,618,332
Duluth Economic Development Authority Health Care Facilities, Cambia Hills of Bethel Project, Revenue Bonds
5.625%, due 12/1/55 (d)(e)(f)	6,000,000	4,800,000
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Healtheast Care System, Revenue Bonds
Series A
5.00%, due 11/15/29	1,745,000	2,129,773
Series A
5.00%, due 11/15/40	1,775,000	2,166,388
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hmong College Preparatory Academy Project, Revenue Bonds
Series A
5.75%, due 9/1/46	3,000,000	3,504,840
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Nova Classical Academy, Revenue Bonds
Series A
6.625%, due 9/1/42	1,000,000	1,038,100
Minnesota Higher Education Facilities Authority, Augsburg College, Revenue Bonds
Series A
5.00%, due 5/1/46	325,000	332,342
		133,808,187
Mississippi 0.0%‡
Mississippi Development Bank, Magnolia Regional Health Center Project, Revenue Bonds
Series A
6.75%, due 10/1/36	1,250,000	1,280,513
Missouri 0.4%
Branson Industrial Development Authority, Branson Landing-Retail Project, Tax Allocation
5.25%, due 6/1/21	60,000	60,019
5.50%, due 6/1/29	3,510,000	3,510,737
City of Lees, Summit Fair Project, Tax Allocation
4.875%, due 11/1/37 (a)	5,545,000	5,482,064
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Tax Allocation
Series B
5.00%, due 2/1/50 (a)	5,000,000	5,327,650
Lee's Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
5.00%, due 5/1/35	1,100,000	1,100,561

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri
Lee's Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
6.00%, due 5/1/42	$ 2,800,000	$ 2,801,568
Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Revenue Bonds
Series A
5.00%, due 3/15/49	7,750,000	7,124,420
St Joseph Industrial Development Authority, Living Community of St Joseph, Revenue Bonds
Series A
4.50%, due 1/1/40	2,000,000	1,957,520
St Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds
Series A
5.125%, due 8/15/45	1,900,000	1,948,982
St Louis Land Clearance for Redevelopment Authority, Scottrade Center Project, Revenue Bonds
Series A
5.00%, due 4/1/48	3,250,000	3,655,372
State of Missouri, Health & Educational Facilities Authority, Revenue Bonds
Series A
4.00%, due 6/15/41	3,300,000	3,558,291
Series A
5.00%, due 6/15/45	3,520,000	4,228,189
State of Missouri, Health & Educational Facilities Authority, A.T. Still University of Health Sciences, Revenue Bonds
Series A
4.00%, due 10/1/43	1,125,000	1,246,163
State of Missouri, Health & Educational Facilities Authority, Capital Region Medical Center, Revenue Bonds
5.00%, due 11/1/40	2,000,000	2,417,620
		44,419,156
Montana 0.2%
Montana Facility Finance Authority, Montana Children's Home and Hospital, Revenue Bonds
Series A
4.00%, due 7/1/50	10,000,000	10,550,200
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/48	5,765,000	6,706,021
		17,256,221
Nevada 0.3%
City of Reno NV, Transportation Rail Access Corridor Project, Revenue Bonds
Series C
(zero coupon), due 7/1/58 (a)	18,000,000	2,850,660
Series A
4.00%, due 6/1/43	2,500,000	2,630,400
City of Reno NV, Sales Tax, Revenue Bonds
Series D
(zero coupon), due 7/1/58 (a)	9,000,000	931,320
Las Vegas Convention & Visitors Authority, Revenue Bonds
Series B
4.00%, due 7/1/39	4,710,000	5,216,843

	Principal Amount	Value
Long-Term Municipal Bonds
Nevada
Las Vegas Convention & Visitors Authority, Revenue Bonds
Series B
4.00%, due 7/1/40	$ 4,640,000	$ 5,130,402
Las Vegas Redevelopment Agency, Tax Allocation
5.00%, due 6/15/45	2,750,000	3,084,372
State of Nevada Department of Business & Industry, Somerset Academy of Las Vegas, Revenue Bonds (a)
Series A
5.00%, due 12/15/38	1,000,000	1,066,580
Series A
5.00%, due 12/15/48	3,465,000	3,660,738
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/34	2,000,000	2,387,400
5.00%, due 7/1/40	2,500,000	2,926,900
		29,885,615
New Hampshire 0.2%
Manchester Housing & Redevelopment Authority, Revenue Bonds
Series B, Insured: ACA
(zero coupon), due 1/1/26	1,975,000	1,566,629
New Hampshire Business Finance Authority, Springpoint Senior Living Project, Revenue Bonds
4.00%, due 1/1/41	3,175,000	3,529,902
4.00%, due 1/1/51	4,600,000	5,059,448
New Hampshire Business Finance Authority, The Vista Project, Revenue Bonds
Series A
5.75%, due 7/1/54 (a)	1,500,000	1,591,785
New Hampshire Health and Education Facilities Authority Act, Southern New Hampshire University, Revenue Bonds
5.00%, due 1/1/42	2,825,000	2,950,345
New Hampshire Health and Education Facilities Authority Act, Catholic Medical Center, Revenue Bonds
5.00%, due 7/1/44	3,000,000	3,449,970
New Hampshire Health and Education Facilities Authority Act, Kendal at Hanover, Revenue Bonds
5.00%, due 10/1/46	1,800,000	2,045,394
		20,193,473
New Jersey 3.8%
City of Atlantic City, Unlimited General Obligation
Insured: AGM
4.00%, due 11/1/26	805,000	851,432
Essex County Improvement Authority, North Star Academy Charter School of New York Inc. Project, Revenue Bonds (a)
4.00%, due 7/15/60	12,255,000	13,022,898
Series A
4.00%, due 8/1/60	4,005,000	4,257,035
New Jersey Economic Development Authority, Motor Vehicle Surcharge, Revenue Bonds
Series A
4.00%, due 7/1/34	1,000,000	1,126,630
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
Series A
4.00%, due 11/1/39	2,000,000	2,315,760

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
Series A
4.00%, due 11/1/44	$ 11,500,000	$ 13,134,725
Series A
5.00%, due 11/1/35	10,000,000	12,611,300
Series A
5.00%, due 11/1/36	3,500,000	4,398,870
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series QQQ
4.00%, due 6/15/46	2,750,000	3,167,808
Series QQQ
4.00%, due 6/15/50	3,150,000	3,609,900
Series LLL
5.00%, due 6/15/44	1,000,000	1,235,030
Series LLL
5.00%, due 6/15/49	7,090,000	8,673,693
New Jersey Economic Development Authority, Provident Group-Kean Properties LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	500,000	505,400
Series A
5.00%, due 1/1/50	3,100,000	3,119,716
New Jersey Economic Development Authority, State Government Buildings Project, Revenue Bonds
Series C
5.00%, due 6/15/42	9,210,000	11,052,460
New Jersey Economic Development Authority, Port Newark Container Terminal LLC, Revenue Bonds
5.00%, due 10/1/47 (b)	10,000,000	11,492,400
New Jersey Economic Development Authority, Provident Group-Rowan Properties LLC, Revenue Bonds
Series A
5.00%, due 1/1/48	12,410,000	12,859,614
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (b)
5.125%, due 1/1/34	3,000,000	3,336,150
Insured: AGM
5.125%, due 7/1/42	1,705,000	1,906,463
5.375%, due 1/1/43	2,000,000	2,220,120
New Jersey Economic Development Authority, UMM Energy Partners LLC, Revenue Bonds
Series A
5.125%, due 6/15/43 (b)	2,000,000	2,097,840
New Jersey Economic Development Authority, United Airlines, Inc., Revenue Bonds
5.25%, due 9/15/29	10,420,000	11,112,513
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (b)	15,085,000	16,924,767
New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds
6.00%, due 10/1/43	2,055,000	2,268,843
New Jersey Educational Facilities Authority, St Elizabeth University, Revenue Bonds
Series D
5.00%, due 7/1/46	2,190,000	2,281,520

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Health Care Facilities Financing Authority, University Hospital, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/46	$ 3,750,000	$ 4,294,388
New Jersey Health Care Facilities Financing Authority, St. Peter's University Hospital, Revenue Bonds
5.75%, due 7/1/37	2,520,000	2,528,669
6.25%, due 7/1/35	2,725,000	2,773,151
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series 2020AA
4.00%, due 6/15/36	2,750,000	3,267,220
Series 2020AA
4.00%, due 6/15/38	3,000,000	3,540,900
Series 2020AA
4.00%, due 6/15/39	3,000,000	3,531,900
Series 2020AA
4.00%, due 6/15/45	5,000,000	5,784,650
Series 2020AA
4.00%, due 6/15/50	33,000,000	37,894,890
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series BB
4.00%, due 6/15/50	5,105,000	5,724,696
New Jersey Turnpike Authority, Revenue Bonds
Series E
5.00%, due 1/1/45	8,830,000	10,007,039
South Jersey Port Corp., Marine Terminal, Revenue Bonds (b)
Series B
5.00%, due 1/1/42	16,550,000	19,379,884
Series B
5.00%, due 1/1/48	10,710,000	12,413,533
South Jersey Port Corp., Revenue Bonds
Series A
5.00%, due 1/1/49	12,455,000	14,676,225
South Jersey Transportation Authority, Revenue Bonds
Series A
4.00%, due 11/1/50	25,000,000	29,021,000
Series A
5.00%, due 11/1/39	500,000	564,485
Series A
5.00%, due 11/1/45	10,500,000	13,372,380
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/46	10,215,000	12,423,381
Series B
5.00%, due 6/1/46	38,700,000	46,142,397
		376,923,675

	Principal Amount	Value
Long-Term Municipal Bonds
New Mexico 0.1%
City of Santa Fe, El Castillo Retirement Residences Project, Revenue Bonds
Series B-1
2.625%, due 5/15/25	$ 1,000,000	$ 1,002,110
New Mexico Hospital Equipment Loan Council, Gerald Champion, Revenue Bonds
Series 2012A
5.50%, due 7/1/42	7,250,000	7,613,587
		8,615,697
New York 5.9%
Albany Industrial Development Agency, Brighter Choice Charter School, Revenue Bonds
Series A
5.00%, due 4/1/32	1,500,000	1,502,895
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(b)	1,500,000	1,675,770
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds
Series A
5.00%, due 6/1/47 (a)	1,225,000	1,340,040
Build NYC Resource Corp., Hellenic Classical Charter Schools, Revenue Bonds
Series A
5.00%, due 12/1/51 (a)	2,125,000	2,357,751
City of New Rochelle, Iona College Project, Revenue Bonds
Series A
5.00%, due 7/1/40	3,455,000	3,839,334
City of Newburgh, Limited General Obligation
Series A
5.00%, due 6/15/21	750,000	760,350
Series A
5.00%, due 6/15/26	960,000	1,023,254
Series A
5.50%, due 6/15/31	750,000	804,548
County of Suffolk NY, Limited General Obligation
Series I
2.00%, due 7/22/21	29,000,000	29,232,580
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/51 (a)	7,000,000	8,304,660
Erie Tobacco Asset Securitization Corp., Revenue Bonds
Series B
(zero coupon), due 6/1/47	40,000,000	8,709,200
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/42	3,605,000	3,800,968
Metropolitan Transportation Authority, Revenue Bonds
Series E
4.00%, due 11/15/45	11,685,000	13,438,685
Series A-1
4.00%, due 11/15/46	21,945,000	25,047,804

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Metropolitan Transportation Authority, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 11/15/54	$ 29,535,000	$ 34,545,022
Series B-2A
5.00%, due 5/15/21	3,850,000	3,894,621
Series B-2
5.00%, due 5/15/21	6,300,000	6,373,017
Series D-1
5.00%, due 9/1/22	5,000,000	5,316,350
Series F
5.00%, due 11/15/22	17,150,000	18,373,138
Series A-2
5.00%, due 11/15/27	3,400,000	4,092,444
Series D
5.00%, due 11/15/27	2,305,000	2,774,759
Series B
5.00%, due 11/15/28	1,190,000	1,496,961
Series F
5.00%, due 11/15/30	10,260,000	10,940,135
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series D
5.00%, due 11/15/45	26,000,000	32,551,480
Metropolitan Transportation Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds
Series B
5.00%, due 11/15/40	15,000,000	16,971,000
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/40	3,000,000	3,320,670
MTA Hudson Rail Yards Trust Obligations, Election 2016, Revenue Bonds
Series A
5.00%, due 11/15/56	7,400,000	8,092,048
Nassau County Tobacco Settlement Corp., Revenue Bonds
Series A-3
5.00%, due 6/1/35	2,075,000	2,099,423
Series A-3
5.125%, due 6/1/46	13,155,000	13,309,308
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A
3.00%, due 3/1/49	13,050,000	13,739,692
New York City Industrial Development Agency, Queens Ballpark Co. LLC, Revenue Bonds
Insured: AMBAC
5.00%, due 1/1/36	1,500,000	1,501,125
Insured: AMBAC
5.00%, due 1/1/39	5,695,000	5,699,214
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	10,000,000	4,065,300

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Counties Tobacco Trust V, Revenue Bonds
Series S
(zero coupon), due 6/1/38	$ 2,500,000	$ 897,900
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds (a)
5.00%, due 11/15/44	2,000,000	2,172,680
5.15%, due 11/15/34	4,150,000	4,605,047
5.375%, due 11/15/40	6,500,000	7,205,575
7.25%, due 11/15/44	10,500,000	11,632,530
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 8/1/37	3,250,000	3,727,978
Series A
4.00%, due 8/1/38	3,250,000	3,724,013
Series A
5.00%, due 8/1/32	3,935,000	4,908,558
Series A
5.00%, due 8/1/35	2,350,000	2,904,859
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/50	6,000,000	7,101,480
Series A
4.00%, due 7/1/53	3,845,000	4,559,939
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/29	1,000,000	1,208,090
5.00%, due 12/1/30	1,200,000	1,441,764
New York State Dormitory Authority, Touro College and University System Obligated Group, Revenue Bonds
5.00%, due 1/1/47	9,000,000	9,905,580
New York Transportation Development Corp., Delta Air Lines, Inc. - Laguardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.375%, due 10/1/45	49,360,000	57,722,078
5.00%, due 10/1/35	11,000,000	13,820,840
5.00%, due 10/1/40	42,740,000	52,917,676
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds (b)
5.00%, due 8/1/26	10,200,000	10,379,418
5.25%, due 8/1/31	5,030,000	5,873,229
5.375%, due 8/1/36	6,470,000	7,546,673
New York Transportation Development Corp., Laguardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.25%, due 1/1/50 (b)	35,110,000	39,782,439
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/40	3,755,000	4,032,983
Series A, Insured: AGM
3.00%, due 12/1/44	6,750,000	7,161,480
Orange County Funding Corp., Mount St Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,430,000	1,461,560

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series 2013A
7.00%, due 8/1/43	$ 1,500,000	$ 1,661,085
Rockland Tobacco Asset Securitization Corp., Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	1,897,870
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
4.00%, due 12/1/45	815,000	830,925
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds
Series B
6.00%, due 6/1/48	1,125,000	1,126,946
Series C
6.625%, due 6/1/44	13,000,000	13,470,080
Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds
Series 2014A
5.00%, due 7/1/44	915,000	982,554
Westchester County Local Development Corp., Pace University, Revenue Bonds
Series A
5.50%, due 5/1/42	6,205,000	6,863,475
		584,520,850
North Carolina 1.4%
Invesco Municipal Income Opportunities Trust II
1.00%, due 12/1/22 (a)(g)	80,000,000	80,000,000
North Carolina Department of Transportation, I-77 Hot Lanes Project, Revenue Bonds
5.00%, due 6/30/54 (b)	10,000,000	11,086,500
North Carolina Medical Care Commission, United Methodist Retirement Homes, Revenue Bonds
Series A
5.00%, due 10/1/47	4,100,000	4,447,393
North Carolina Medical Care Commission, The Pines at Davidson Project, Revenue Bonds
Series A
5.00%, due 1/1/49	4,500,000	4,996,575
North Carolina Medical Care Commission, Sharon Towers, Revenue Bonds
Series A
5.00%, due 7/1/49	1,500,000	1,653,630
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
3.00%, due 1/1/42	2,800,000	3,006,836
5.00%, due 1/1/49	10,000,000	12,367,500
Insured: AGM
5.00%, due 1/1/49	5,000,000	6,220,600
North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Revenue Bonds
Series A
5.00%, due 7/1/54	10,000,000	11,394,300
		135,173,334

	Principal Amount	Value
Long-Term Municipal Bonds
North Dakota 0.4%
Cass County Health Facilities, Essentia Health Obligated Group, Revenue Bonds
Series B
5.25%, due 2/15/53	$ 9,500,000	$ 11,423,085
Ward County, Health Care Facilities, Trinity Health Obligated Group, Revenue Bonds
Series C
5.00%, due 6/1/48	28,640,000	32,612,941
		44,036,026
Ohio 4.8%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.25%, due 11/15/46	20,725,000	24,524,514
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
4.00%, due 6/1/48	1,500,000	1,743,075
Series B-2
5.00%, due 6/1/55	169,400,000	197,539,034
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Development Corp. Project, Revenue Bonds
4.00%, due 8/1/44	12,720,000	14,463,276
Cleveland-Cuyahoga County Port Authority, Centers for Dialysis Care Project, Revenue Bonds
Series A
5.00%, due 12/1/42	5,205,000	5,928,391
Series A
5.00%, due 12/1/47	1,435,000	1,617,704
Cleveland-Cuyahoga County Port Authority, Starwood Wasserman University Heights Holding LLC, Revenue Bonds (d)(e)(f)
Series A
7.00%, due 12/1/18	710,000	184,600
Series A
7.35%, due 12/1/31	6,000,000	1,560,000
County of Cuyahoga, MetroHealth System (The), Revenue Bonds
4.75%, due 2/15/47	1,440,000	1,620,187
5.00%, due 2/15/37	5,350,000	6,234,944
5.00%, due 2/15/52	7,000,000	7,963,900
5.00%, due 2/15/57	8,610,000	9,775,191
5.50%, due 2/15/57	33,730,000	39,852,332
County of Hamilton OH, Christ Hospital Project, Revenue Bonds
5.00%, due 1/1/42	1,080,000	1,123,340
5.00%, due 1/1/46	2,090,000	2,271,642
5.50%, due 6/1/42	2,500,000	2,677,700
County of Lucas, Promedica Healthcare Obligated Group, Revenue Bonds
Series A
5.25%, due 11/15/48	53,350,000	62,092,465
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project, Revenue Bonds
5.00%, due 12/1/51	4,500,000	4,748,175
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Revenue Bonds
Series A
3.25%, due 9/1/29	1,500,000	1,648,470
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds
4.50%, due 1/15/48 (a)(b)	10,560,000	11,928,893

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Ohio Higher Educational Facility Commission, Tiffin University Project, Revenue Bonds
4.00%, due 11/1/49	$ 5,000,000	$ 5,043,150
5.00%, due 11/1/44	750,000	837,593
Ohio Higher Educational Facility Commission, University of Findlay (The), Revenue Bonds
5.00%, due 3/1/39	1,675,000	1,879,266
5.00%, due 3/1/44	9,610,000	10,652,108
Ohio Higher Educational Facility Commission, Menorah Park Obligated Group, Revenue Bonds
5.25%, due 1/1/48	5,210,000	5,114,032
Ohio Higher Educational Facility Commission, Cleveland Institute of Art (The), Revenue Bonds
5.25%, due 12/1/48	1,000,000	1,088,180
5.50%, due 12/1/53	1,215,000	1,338,128
Port of Greater Cincinnati Development Authority, Convention Center Hotel Acquisition & Demolition Project, Revenue Bonds
Series A
3.00%, due 5/1/23	4,400,000	4,402,904
State of Ohio, University Hospitals Health System, Revenue Bonds
Series A
4.00%, due 1/15/50	25,000,000	29,245,000
Summit County Development Finance Authority, Cleveland-Flats East Development, Revenue Bonds
Series B
6.875%, due 5/15/40	1,100,000	1,104,059
Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
Series A
5.00%, due 7/1/34	1,400,000	1,482,208
Series A
5.00%, due 7/1/39	2,000,000	2,099,460
Series A
5.00%, due 7/1/46	9,790,000	10,216,942
		474,000,863
Oklahoma 0.2%
Norman Regional Hospital Authority, Norman Regional Hospital Authority Obligated Group, Revenue Bonds
4.00%, due 9/1/37	2,215,000	2,422,036
5.00%, due 9/1/37	3,500,000	4,045,755
Oklahoma Development Finance Authority, Provident Oklahoma Education Resources, Inc. Cross Village Student Housing Project, Revenue Bonds
Series A
5.00%, due 8/1/47	20,110,000	7,490,975
Series A
5.25%, due 8/1/57	25,250,000	9,405,625
Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds
5.25%, due 11/15/45	1,250,000	1,377,825
		24,742,216
Oregon 0.1%
Astoria Hospital Facilities Authority, Columbia Memorial Hospital, Revenue Bonds
3.50%, due 8/1/42	845,000	898,404

	Principal Amount	Value
Long-Term Municipal Bonds
Oregon
Medford Hospital Facilities Authority, Rogue Valley Manor, Revenue Bonds
Series 2013A
5.00%, due 10/1/42	$ 4,605,000	$ 4,879,320
Oregon State Facilities Authority, Prerefunded-Samaritan Health, Revenue Bonds
Series A
5.00%, due 10/1/46	190,000	237,808
Oregon State Facilities Authority, Unrefunded-Samaritan Health, Revenue Bonds
Series A
5.00%, due 10/1/46	2,810,000	3,261,258
Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds
Series A
5.00%, due 10/1/48 (a)	1,560,000	1,593,820
Yamhill County Hospital Authority, Friendsview Retirement Community, Revenue Bonds
Series A
5.00%, due 11/15/46	1,000,000	1,064,720
		11,935,330
Pennsylvania 3.1%
Allegheny County Higher Education Building Authority, Carlow University Project, Revenue Bonds
7.00%, due 11/1/40	1,000,000	1,050,670
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group, Revenue Bonds
Series A
4.00%, due 4/1/44	16,500,000	18,813,630
Allegheny County Industrial Development Authority, Propel Charter School - Sunrise, Revenue Bonds
6.00%, due 7/15/38	3,100,000	3,331,229
Allegheny County Industrial Development Authority, Propel Charter School-Montour, Revenue Bonds
Series A
6.75%, due 8/15/35	265,000	265,901
Allentown Neighborhood Improvement Development Zone Authority, City Center Project, Revenue Bonds (a)
5.00%, due 5/1/42	13,250,000	15,375,697
5.00%, due 5/1/42	15,075,000	17,138,918
5.125%, due 5/1/32	4,600,000	5,325,466
5.375%, due 5/1/42	4,225,000	4,865,130
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
6.00%, due 5/1/42 (a)	5,000,000	6,086,100
Chambersburg Area Municipal Authority, Wilson College, Revenue Bonds
5.50%, due 10/1/33	1,230,000	1,290,516
5.75%, due 10/1/38	3,450,000	3,636,817
5.75%, due 10/1/43	2,290,000	2,400,515
6.00%, due 10/1/48	3,350,000	3,557,264
Chester County Industrial Development Authority, Woodlands at Greystone Project, Special Assessment
5.125%, due 3/1/48 (a)	1,049,000	1,087,698
City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds
5.00%, due 9/15/27	820,000	888,314
5.00%, due 9/15/28	860,000	928,447
5.00%, due 9/15/29	175,000	188,206
5.00%, due 9/15/37	4,590,000	4,797,606

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
City of Harrisburg, Unlimited General Obligation
Series F, Insured: AMBAC
(zero coupon), due 9/15/22	$ 545,000	$ 511,684
City of York, Unlimited General Obligation
Series A
7.25%, due 11/15/41	265,000	279,644
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Insured: AGM
4.00%, due 6/1/39	14,000,000	16,315,180
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project, Revenue Bonds
Series A
5.00%, due 1/1/39	2,000,000	2,382,260
Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group, Revenue Bonds
5.25%, due 1/1/32	300,000	306,606
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds (a)
5.00%, due 10/15/34	6,150,000	6,201,783
5.125%, due 10/15/41	5,000,000	4,993,900
5.875%, due 10/15/40	4,000,000	4,223,760
6.25%, due 10/15/53	7,550,000	8,002,924
Delaware County Authority, Cabrini University, Revenue Bonds
5.00%, due 7/1/42	1,405,000	1,535,215
Erie County Hospital Authority, St. Mary's Home Erie of Project, Revenue Bonds
Series A, Insured: AGC
4.50%, due 7/1/23	120,000	120,427
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds
5.00%, due 12/1/39	375,000	407,014
5.00%, due 12/1/49	1,020,000	1,093,369
General Authority of Southcentral Pennsylvania, York Academy Regional Charter School Project, Revenue Bonds (a)
Series A
6.00%, due 7/15/38	3,000,000	3,483,930
Series A
6.50%, due 7/15/48	4,500,000	5,288,445
Huntingdon County General Authority, Aicup Financing Program, Juniata College, Revenue Bonds
Series 2
5.00%, due 5/1/46	4,255,000	4,553,531
Lancaster County Hospital Authority, St. Anne's Retirement Community, Inc. Project, Revenue Bonds
5.00%, due 3/1/45	500,000	540,525
5.00%, due 3/1/50	750,000	808,658
Lancaster Industrial Development Authority, Willow Valley Communities Project, Revenue Bonds
4.00%, due 12/1/44	1,550,000	1,696,739
4.00%, due 12/1/49	1,900,000	2,069,043
5.00%, due 12/1/44	1,675,000	1,917,641
5.00%, due 12/1/49	2,365,000	2,699,553
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Revenue Bonds
4.00%, due 9/1/44	3,000,000	3,411,390
4.00%, due 9/1/49	6,750,000	7,622,572
Series A
4.00%, due 9/1/49	1,660,000	1,851,713

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Revenue Bonds
4.00%, due 9/1/51	$ 4,000,000	$ 4,506,360
Montgomery County Higher Education and Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds
4.00%, due 12/1/48	4,035,000	4,223,919
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
5.00%, due 11/15/36	5,000,000	5,884,350
Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network, Revenue Bonds
Series 2015A
5.25%, due 1/15/45	6,300,000	7,008,309
Series 2015A
5.25%, due 1/15/46	1,000,000	1,111,430
New Wilmington Municipal Authority, Westminster College Project, Revenue Bonds
Series PP1
5.25%, due 5/1/46	3,700,000	4,065,116
Northeastern Pennsylvania Hospital and Education Authority, King's College Project, Revenue Bonds
5.00%, due 5/1/44	1,000,000	1,169,520
5.00%, due 5/1/49	1,350,000	1,573,088
Northeastern Pennsylvania Hospital and Education Authority, Wilkes University Project, Revenue Bonds
Series A
5.25%, due 3/1/42	7,640,000	7,772,172
Pennsylvania Economic Development Financing Authority, Bridges Finance Co., Revenue Bonds
4.125%, due 12/31/38	4,000,000	4,464,640
Pennsylvania Economic Development Financing Authority, American Airlines Group, Inc.,, Revenue Bonds
Series B
8.00%, due 5/1/29	245,000	246,242
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
4.00%, due 8/15/49	10,335,000	12,039,345
Pennsylvania Higher Educational Facilities Authority, Shippensburg University Student Services, Inc., Revenue Bonds
5.00%, due 10/1/44	1,000,000	1,080,570
Pennsylvania Higher Educational Facilities Authority, Widener University, Revenue Bonds
Series A
5.50%, due 7/15/38	2,500,000	2,652,600
5.50%, due 7/15/43	2,400,000	2,535,288
Pennsylvania Higher Educational Facilities Authority, Holy Family University, Revenue Bonds
Series A
6.25%, due 9/1/33	1,560,000	1,681,602
Series A
6.50%, due 9/1/38	1,000,000	1,076,760
Pennsylvania Higher Educational Facilities Authority, Shippensburg University of Pennsylvania, Revenue Bonds
6.25%, due 10/1/43	1,000,000	1,040,600
Pennsylvania Turnpike Commission, Revenue Bonds
Series C
5.00%, due 12/1/44	16,535,000	18,963,826
Philadelphia Authority for Industrial Development, Russell Byers Charter School, Revenue Bonds
Series A
5.00%, due 5/1/40	1,105,000	1,265,435

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Philadelphia Authority for Industrial Development, Russell Byers Charter School, Revenue Bonds
Series A
5.00%, due 5/1/50	$ 3,130,000	$ 3,529,388
Philadelphia Authority for Industrial Development, MaST Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/40	600,000	727,488
Series A
5.00%, due 8/1/50	1,050,000	1,244,723
Philadelphia Authority for Industrial Development, University of the Arts (The), Revenue Bonds
5.00%, due 3/15/45 (a)	5,500,000	5,893,800
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School, Revenue Bonds
Series A
5.00%, due 6/15/50 (a)	1,700,000	1,957,414
Philadelphia Authority for Industrial Development, International Education & Community Initiatives Project, Revenue Bonds (a)
Series A
5.125%, due 6/1/38	2,000,000	2,162,740
Series A
5.25%, due 6/1/48	3,085,000	3,325,723
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Revenue Bonds
Series A
6.50%, due 6/1/45	2,200,000	2,360,490
Philadelphia Authority for Industrial Development, New Foundation Charter School Project, Revenue Bonds
6.625%, due 12/15/41	1,000,000	1,119,220
Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Revenue Bonds
Series A
7.25%, due 6/15/43	4,500,000	5,197,455
Philadelphia Authority for Industrial Development, Tacony Academy Charter School, Revenue Bonds
7.375%, due 6/15/43	1,500,000	1,669,725
Philadelphia Authority for Industrial Development, Nueva Esperanza, Inc., Revenue Bonds
8.20%, due 12/1/43	1,800,000	2,068,542
Scranton Redevelopment Authority, Revenue Bonds
Series A, Insured: MUN GOVT GTD
5.00%, due 11/15/28	9,000,000	9,162,990
Scranton-Lackawanna Health and Welfare Authority, Marywood University Project, Revenue Bonds
5.00%, due 6/1/36	1,000,000	1,074,840
5.00%, due 6/1/46	2,625,000	2,776,882
Susquehanna Area Regional Airport Authority, Revenue Bonds
Series B, Insured: BAM
4.00%, due 1/1/33	3,000,000	3,091,500
		305,069,722
Puerto Rico 10.9%
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	46,000,000	7,073,880
5.375%, due 5/15/33	2,650,000	2,667,834
5.50%, due 5/15/39	1,475,000	1,514,147
5.625%, due 5/15/43	37,890,000	38,104,457

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Insured: AMBAC
4.50%, due 7/1/23	$ 605,000	$ 605,974
Series A
4.75%, due 7/1/18 (d)(f)	625,000	496,094
Series A, Insured: AGC
5.00%, due 7/1/25	250,000	259,093
Series A
5.00%, due 7/1/27 (d)(f)	265,000	218,294
Series A-4, Insured: AGM
5.00%, due 7/1/31	5,000,000	5,100,350
Series A, Insured: AGM
5.00%, due 7/1/35	550,000	579,447
Series A
5.25%, due 7/1/20 (d)(f)	1,520,000	1,227,400
Series A
5.25%, due 7/1/24 (d)(f)	7,435,000	6,143,169
Series A-4, Insured: AGM
5.25%, due 7/1/30	7,080,000	7,223,228
Series A, Insured: NATL-RE
5.50%, due 7/1/21	1,205,000	1,215,098
Series B
5.75%, due 7/1/38 (d)(f)	2,090,000	1,695,513
Series C
6.00%, due 7/1/39 (d)(f)	1,265,000	1,034,138
Series B
6.50%, due 7/1/37 (d)(f)	5,260,000	4,398,675
Commonwealth of Puerto Rico, Unlimited General Obligation (d)
Series A
5.00%, due 7/1/24 (f)	1,240,000	1,021,450
Series A
5.00%, due 7/1/28	650,000	535,438
Series A
5.25%, due 7/1/26 (f)	4,600,000	3,754,750
Series A
5.25%, due 7/1/29 (f)	2,480,000	2,049,100
Series A
5.25%, due 7/1/33 (f)	1,370,000	1,131,963
Series A
5.25%, due 7/1/37 (f)	3,760,000	3,106,700
Series A
5.375%, due 7/1/33 (f)	1,335,000	1,094,700
5.50%, due 7/1/18 (f)	5,670,000	4,599,787
6.00%, due 7/1/28 (f)	900,000	726,750
Series A
6.00%, due 7/1/38 (f)	13,245,000	11,026,462
Series B
6.00%, due 7/1/39 (f)	2,000,000	1,665,000

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Commonwealth of Puerto Rico, Unrefunded, Unlimited General Obligation
Series A
5.00%, due 7/1/33 (d)	$ 2,404,000	$ 1,977,290
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	168,401,245	135,352,501
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series 2020A
4.00%, due 7/1/21 (a)	33,280,000	33,776,205
Series A
5.00%, due 7/1/21	2,080,000	2,116,400
Series A
5.00%, due 7/1/22	4,705,000	4,957,894
Series 2020A
5.00%, due 7/1/25 (a)	10,000,000	11,311,900
Series 2020A
5.00%, due 7/1/30 (a)	26,000,000	31,922,280
Series A
5.00%, due 7/1/33	18,150,000	19,080,187
Series 2020A
5.00%, due 7/1/35 (a)	38,000,000	45,938,580
Series 2020A
5.00%, due 7/1/47 (a)	33,000,000	39,282,870
Series A
5.25%, due 7/1/42	34,535,000	36,391,256
Series B
5.35%, due 7/1/27	7,625,000	7,644,062
Series A
5.50%, due 7/1/28	13,510,000	14,337,487
Series A
6.00%, due 7/1/47	15,295,000	16,308,294
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax, Revenue Bonds
Series A, Insured: AGC
4.50%, due 7/1/36	6,240,000	6,302,587
Series A, Insured: AMBAC
5.00%, due 7/1/31	7,765,000	7,866,954
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD-RSA-1
3.30%, due 7/1/19 (d)(f)	1,015,000	808,194
Series ZZ-RSA-1
4.25%, due 7/1/20 (d)(f)	1,355,000	1,085,694
Series CCC
4.25%, due 7/1/23 (d)(f)	1,020,000	863,175
Series CCC-RSA-1
4.375%, due 7/1/22 (d)(f)	115,000	97,319
Series CCC-RSA-1
4.60%, due 7/1/24 (d)(f)	200,000	169,250
Series CCC-RSA-1
4.625%, due 7/1/25 (d)(f)	1,085,000	918,181

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series XX-RSA-1
4.75%, due 7/1/26 (d)(f)	$ 320,000	$ 270,800
Series ZZ-RSA-1
4.75%, due 7/1/27 (d)(f)	405,000	342,731
Series A-RSA-1
4.80%, due 7/1/29 (d)(f)	690,000	583,913
Series TT-RSA-1
5.00%, due 7/1/20 (d)(f)	2,195,000	1,799,900
Series DDD-RSA-1
5.00%, due 7/1/20 (d)(f)	3,250,000	2,665,000
Series TT-RSA-1
5.00%, due 7/1/21 (d)(f)	1,215,000	1,038,825
Series CCC
5.00%, due 7/1/21 (d)(f)	470,000	401,850
Series DDD-RSA-1
5.00%, due 7/1/21 (d)(f)	275,000	235,125
Series PP, Insured: NATL-RE
5.00%, due 7/1/22	200,000	201,590
Series SS, Insured: NATL-RE
5.00%, due 7/1/22	1,140,000	1,149,063
Series RR, Insured: NATL-RE
5.00%, due 7/1/23	4,580,000	4,640,135
Series TT-RSA-1
5.00%, due 7/1/23 (d)(f)	365,000	312,075
Series RR, Insured: NATL-RE
5.00%, due 7/1/24	115,000	116,510
Series RR
5.00%, due 7/1/24 (d)(f)	295,000	252,225
Series CCC
5.00%, due 7/1/24 (d)	1,845,000	1,577,475
Series SS, Insured: NATL-RE
5.00%, due 7/1/25	770,000	780,110
Series TT-RSA-1
5.00%, due 7/1/25 (d)(f)	1,030,000	880,650
Series CCC-RSA-1
5.00%, due 7/1/25 (d)(f)	575,000	491,625
Series TT-RSA-1
5.00%, due 7/1/26 (d)(f)	1,050,000	897,750
Series TT, Insured: AGM
5.00%, due 7/1/27	150,000	155,457
Series TT-RSA-1
5.00%, due 7/1/27 (d)(f)	1,250,000	1,068,750
Series WW
5.00%, due 7/1/28 (d)(f)	380,000	324,900
Series TT-RSA-1
5.00%, due 7/1/32 (d)(f)	9,570,000	8,182,350

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series TT-RSA-1
5.00%, due 7/1/37 (d)(f)	$ 1,620,000	$ 1,385,100
Series A-RSA-1
5.00%, due 7/1/42 (d)(f)	9,005,000	7,699,275
Series A-RSA-1
5.05%, due 7/1/42 (d)(f)	825,000	704,344
Series ZZ-RSA-1
5.25%, due 7/1/20 (d)(f)	225,000	184,500
Series ZZ-RSA-1
5.25%, due 7/1/23 (d)(f)	620,000	530,875
Series AAA-RSA-1
5.25%, due 7/1/24 (d)(f)	3,000,000	2,568,750
Series WW
5.25%, due 7/1/25 (d)(f)	1,605,000	1,374,281
Series ZZ-RSA-1
5.25%, due 7/1/26 (d)(f)	3,520,000	3,014,000
Series AAA-RSA-1
5.25%, due 7/1/26 (d)(f)	110,000	94,188
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	630,000	686,650
Series VV, Insured: NATL-RE
5.25%, due 7/1/30	3,850,000	4,219,099
Series AAA-RSA-1
5.25%, due 7/1/30 (d)(f)	985,000	843,406
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	345,000	381,711
Series WW
5.25%, due 7/1/33 (d)(f)	5,060,000	4,332,625
Series XX-RSA-1
5.25%, due 7/1/35 (d)(f)	2,265,000	1,939,406
Series XX-RSA-1
5.25%, due 7/1/40 (d)(f)	18,655,000	15,973,344
Series BBB
5.40%, due 7/1/28 (d)(f)	4,070,000	3,393,362
Series BBB
5.40%, due 7/1/28 (d)(f)	5,620,000	4,587,325
Series WW
5.50%, due 7/1/21 (d)(f)	2,120,000	1,820,550
Series WW
5.50%, due 7/1/38 (d)(f)	11,895,000	10,214,831
Series XX
5.75%, due 7/1/36 (d)(f)	4,055,000	3,492,369
Series 2013A-RSA-1
6.75%, due 7/1/36 (d)(f)	11,850,000	10,398,375
Series 2013A-RSA-1
7.00%, due 7/1/33 (d)(f)	1,500,000	1,353,750

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series 2013A-RSA-1
7.00%, due 7/1/40 (d)(f)	$ 140,000	$ 126,350
Series 2013A-RSA-1
7.00%, due 7/1/43 (d)(f)	5,000,000	4,512,500
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (d)(f)
Series EEE-RSA-1
5.95%, due 7/1/30	16,310,000	13,883,887
Series EEE
5.95%, due 7/1/30	10,225,000	8,346,156
Series EEE-RSA-1
6.05%, due 7/1/32	11,340,000	9,667,350
Series EEE
6.05%, due 7/1/32	1,225,000	1,001,438
Series YY
6.125%, due 7/1/40	21,475,000	18,334,281
Series YY
6.125%, due 7/1/40	24,950,000	20,427,812
Series EEE
6.25%, due 7/1/40	1,730,000	1,479,150
Series EEE
6.25%, due 7/1/40	8,685,000	7,121,700
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Insured: AMBAC
(zero coupon), due 7/1/27	200,000	154,080
Series A, Insured: NATL-RE
4.75%, due 7/1/38	1,070,000	1,077,469
Series A, Insured: AGM
4.75%, due 7/1/38	650,000	666,595
Insured: NATL-RE
5.00%, due 7/1/22	345,000	349,278
Insured: AGC
5.00%, due 7/1/23	2,870,000	2,974,324
Insured: NATL-RE
5.00%, due 7/1/28	460,000	470,557
Series N, Insured: AMBAC
5.25%, due 7/1/30	3,680,000	4,060,144
Series N, Insured: AMBAC
5.25%, due 7/1/31	9,295,000	10,241,417
Series CC, Insured: AGM
5.25%, due 7/1/32	4,500,000	5,411,205
Series N, Insured: NATL-RE
5.25%, due 7/1/33	7,490,000	8,313,750
Series CC, Insured: AGM
5.25%, due 7/1/36	1,850,000	2,252,727
Series L, Insured: AMBAC
5.25%, due 7/1/38	1,035,000	1,139,794

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series N, Insured: AGC
5.50%, due 7/1/25	$ 2,235,000	$ 2,574,072
Series CCC, Insured: NATL-RE
5.50%, due 7/1/28	7,550,000	8,311,493
Series CC, Insured: NATL-RE
5.50%, due 7/1/29	5,010,000	5,549,276
Series CC, Insured: AGM
5.50%, due 7/1/31	465,000	567,254
Series CC, Insured: AGC
5.50%, due 7/1/31	2,790,000	3,403,521
Puerto Rico Infrastructure Financing Authority, Revenue Bonds
Series A, Insured: COMMWLTH GTD
8.25%, due 5/1/17 (a)(d)(e)(f)	7,100,000	5,511,375
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	2,530,000	2,622,041
Puerto Rico Public Buildings Authority, Revenue Bonds
Series G, Insured: AGC
4.75%, due 7/1/32	270,000	275,738
Series I, Insured: AGC
5.25%, due 7/1/33	680,000	706,432
Series D, Insured: AMBAC
5.45%, due 7/1/31	305,000	310,588
Series Q, Insured: COMMWLTH GTD
5.625%, due 7/1/39	1,930,000	1,722,525
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
Series I, Insured: COMMWLTH GTD
5.00%, due 7/1/36	5,785,000	4,924,481
Series N, Insured: COMMWLTH GTD
5.00%, due 7/1/37	7,500,000	6,581,250
Series K, Insured: AGM
5.25%, due 7/1/27	5,970,000	6,188,621
Series N, Insured: COMMWLTH GTD
5.50%, due 7/1/22 (d)(f)	5,000,000	4,506,250
Series Q, Insured: COMMWLTH GTD
5.50%, due 7/1/37 (d)(f)	1,095,000	970,444
Series 2011-S, Insured: COMMWLTH GTD
5.875%, due 7/1/39 (d)(f)	2,065,000	1,855,919
Series P, Insured: COMMWLTH GTD
6.75%, due 7/1/36 (d)(f)	3,903,000	3,585,881
Series P, Insured: COMMWLTH GTD
7.00%, due 7/1/25 (d)(f)	5,000,000	4,681,250
Puerto Rico Public Buildings Authority, Unrefunded, Government Facilities, Revenue Bonds
Series I, Insured: COMMWLTH GTD
5.25%, due 7/1/33	4,105,000	3,617,531

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Sales Tax Financing Corp. Sales Tax, Revenue Bonds
Series A-1
(zero coupon), due 7/1/27	$ 700,000	$ 630,847
Series A-1
(zero coupon), due 7/1/31	879,000	693,469
Series A-1
(zero coupon), due 7/1/33	990,000	722,948
Series A-2
4.329%, due 7/1/40	4,728,000	5,237,631
Series A-1
4.50%, due 7/1/34	725,000	798,080
Series A-1
4.75%, due 7/1/53	32,510,000	36,463,541
Series A-2
4.784%, due 7/1/58	3,639,000	4,092,019
Series A-1
5.00%, due 7/1/58	173,899,000	198,281,379
Puerto Rico Sales Tax Financing Corp. Sales Tax, COFINA, Revenue Bonds
(zero coupon), due 8/1/54	516,302	100,359
		1,075,836,555
Rhode Island 0.3%
Providence Redevelopment Agency, Port Providence Lease, Certificate of Participation
Series A, Insured: AGC
(zero coupon), due 9/1/24	1,735,000	1,649,846
Series A, Insured: AGC
(zero coupon), due 9/1/26	685,000	624,165
Series A, Insured: AGC
(zero coupon), due 9/1/29	1,835,000	1,527,454
Series A, Insured: AGC
(zero coupon), due 9/1/30	1,835,000	1,476,570
Series A, Insured: AGC
(zero coupon), due 9/1/32	1,500,000	1,125,615
Series A, Insured: AGC
(zero coupon), due 9/1/34	1,000,000	698,930
Series A, Insured: AGC
(zero coupon), due 9/1/35	360,000	242,651
Series A, Insured: AGC
(zero coupon), due 9/1/36	470,000	304,767
Rhode Island Health and Educational Building Corp., Unrefunded, Public Schools Financing Project, Revenue Bonds
Series 2007B, Insured: AMBAC
5.00%, due 5/15/21	65,000	65,285
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Revenue Bonds
5.00%, due 5/15/39	750,000	844,305
Rhode Island Turnpike & Bridge Authority, Motor Fuel Tax, Revenue Bonds
Series A
4.00%, due 10/1/44	1,500,000	1,762,530

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
(zero coupon), due 6/1/52	$ 97,920,000	$ 15,644,678
		25,966,796
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community, Revenue Bonds
Series A
4.00%, due 4/1/54	1,160,000	1,201,667
Series A
5.00%, due 4/1/54	3,000,000	3,340,590
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project, Revenue Bonds
Series A
5.00%, due 11/15/54	1,000,000	1,058,650
5.25%, due 11/15/47	5,375,000	5,729,642
5.25%, due 11/15/52	1,625,000	1,729,244
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series D
5.00%, due 12/1/43	5,570,000	5,928,931
South Carolina Public Service Authority, Revenue Bonds
Series C
5.00%, due 12/1/46	5,900,000	6,794,204
Series E
5.00%, due 12/1/48	21,570,000	24,083,983
Series A
5.00%, due 12/1/50	4,660,000	5,443,160
Series B
5.00%, due 12/1/56	6,055,000	7,360,034
Series E
5.25%, due 12/1/55	13,900,000	16,625,234
Series A
5.50%, due 12/1/54	5,100,000	5,856,381
		85,151,720
South Dakota 0.0%‡
South Dakota Health & Educational Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series E
5.00%, due 11/1/42	3,150,000	3,354,593
Tennessee 0.6%
Chattanooga-Hamilton County Hospital Authority, Revenue Bonds
Series A
5.00%, due 10/1/44	6,500,000	7,096,765
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
Series A
5.00%, due 10/1/45	11,910,000	13,300,612

	Principal Amount	Value
Long-Term Municipal Bonds
Tennessee
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
Series A
5.25%, due 10/1/58	$ 9,000,000	$ 10,620,720
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarine University Project, Revenue Bonds
5.00%, due 10/1/48	1,000,000	1,145,810
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.00%, due 7/1/54 (b)	19,050,000	23,820,691
		55,984,598
Texas 4.3%
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project, Revenue Bonds
5.00%, due 7/15/41	3,300,000	3,536,973
Central Texas Regional Mobility Authority, Manor Expressway Project, Revenue Bonds, Senior Lien
(zero coupon), due 1/1/23	1,000,000	981,090
Central Texas Regional Mobility Authority, Revenue Bonds
(zero coupon), due 1/1/33	315,000	244,733
(zero coupon), due 1/1/34	3,275,000	2,467,811
(zero coupon), due 1/1/35	3,700,000	2,708,289
(zero coupon), due 1/1/36	2,000,000	1,420,160
(zero coupon), due 1/1/39	3,500,000	2,259,355
4.00%, due 1/1/41	6,250,000	6,856,500
Central Texas Regional Mobility Authority, Revenue Bonds, Sub. Lien
5.00%, due 1/1/33	1,225,000	1,338,251
5.00%, due 1/1/42	2,340,000	2,556,333
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
5.00%, due 1/1/46	12,215,000	14,085,972
Central Texas Turnpike System, Revenue Bonds
Series C
5.00%, due 8/15/42	12,000,000	13,506,480
City of Houston TX Airport System Revenue, United Airlines Inc. Project, Revenue Bonds (b)
5.00%, due 7/1/29	11,400,000	12,341,412
Series B-1
5.00%, due 7/15/30	2,000,000	2,204,880
City of Lago Vista, Tessera on Lake Travis Public Improvement District Project, Special Assessment
Series B
4.875%, due 9/1/50 (a)	1,250,000	1,332,713
Clifton Higher Education Finance Corp., Uplift Education, Revenue Bonds
Series A
5.00%, due 12/1/45	2,500,000	2,721,425
Clifton Higher Education Finance Corp., IDEA Public Schools, Revenue Bonds
5.75%, due 8/15/41	1,750,000	1,802,395
6.00%, due 8/15/43	3,500,000	3,872,365
Danbury Higher Education Authority, Golden Rule School, Inc., Revenue Bonds
Series A
4.00%, due 8/15/49	4,000,000	4,062,680

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Decatur Hospital Authority, Wise Regional Health System, Revenue Bonds
Series A
5.25%, due 9/1/44	$ 3,250,000	$ 3,511,950
Grand Parkway Transportation Corp., 1st Tier Toll, Revenue Bonds, First Tier Toll
Series C
4.00%, due 10/1/49	75,140,000	89,112,283
Series A
5.50%, due 4/1/53	600,000	684,618
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
Series A
5.00%, due 6/1/33	900,000	936,477
Series A
5.00%, due 6/1/38	1,960,000	2,026,934
Harris County Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes, Revenue Bonds
Series B
7.00%, due 1/1/43	1,500,000	1,687,935
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/24	175,000	171,593
Series H, Insured: NATL-RE
(zero coupon), due 11/15/24	795,000	724,237
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	65,000	62,496
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	535,000	458,939
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	10,000	9,129
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	725,000	554,125
Series H, Insured: NATL-RE
(zero coupon), due 11/15/32	250,000	165,353
Series H, Insured: NATL-RE
(zero coupon), due 11/15/33	185,000	114,735
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	1,395,000	625,211
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	1,525,000	640,134
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	1,855,000	728,681
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	700,000	257,523
Harris County-Houston Sports Authority, Revenue Bonds, Third Lien
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/32	1,670,000	936,319
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/33	890,000	469,778
Series A, Insured: NATL-RE
(zero coupon), due 11/15/34	220,000	120,135

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County-Houston Sports Authority, Revenue Bonds, Third Lien
Series A, Insured: NATL-RE
(zero coupon), due 11/15/34	$ 2,320,000	$ 1,152,669
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM
(zero coupon), due 11/15/34	2,035,000	1,229,689
Series A, Insured: AGM
(zero coupon), due 11/15/38	36,815,000	17,213,958
Series A, Insured: AGM
(zero coupon), due 11/15/40	1,060,000	435,257
Hemphill County Hospital District, Limited General Obligation
4.625%, due 2/1/39	2,765,000	3,049,021
Montgomery County Toll Road Authority, Revenue Bonds, Senior Lien
5.00%, due 9/15/48	2,500,000	2,816,200
New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Denton LLC, Revenue Bonds
Series B-1, Insured: AGM
4.00%, due 7/1/48	1,000,000	1,081,720
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (a)
Series A
5.00%, due 8/15/36	5,000,000	5,050,350
Series A
5.125%, due 8/15/47	2,085,000	2,103,473
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Inc., Revenue Bonds
Series A
5.00%, due 8/15/40 (a)	5,000,000	5,361,850
New Hope Cultural Education Facilities Finance Corp., CHF - Collegiate Housing Stephenville II, LLC - Tarleton State University Project, Revenue Bonds
Series A
5.00%, due 4/1/46	3,000,000	3,380,790
New Hope Cultural Education Facilities Finance Corp., Southwest Preparatory School, Revenue Bonds
Series A
5.00%, due 8/15/50 (a)	4,180,000	4,618,900
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
5.00%, due 12/1/54	2,770,000	3,030,297
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project, Revenue Bonds
5.00%, due 1/1/55	1,500,000	1,554,465
New Hope Cultural Education Facilities Finance Corp., Legacy at Midtown Park Project, Revenue Bonds
Series A
5.50%, due 7/1/54	1,500,000	1,585,275
New Hope Cultural Education Facilities Finance Corp., CHF-Stephenville LLC, Revenue Bonds
Series A
6.00%, due 4/1/45	3,550,000	3,935,459
North East Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/41	6,000,000	6,835,080
Series B
5.00%, due 1/1/46	3,535,000	3,998,050

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
North Texas Tollway Authority, North Texas Tollway System, Revenue Bonds, Second Tier
5.00%, due 1/1/50	$ 1,750,000	$ 2,095,485
Port Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Revenue Bonds (a)(b)
Series A
3.625%, due 1/1/35	2,595,000	2,695,582
Series A
4.00%, due 1/1/50	9,930,000	10,323,327
Port Freeport, Revenue Bonds, Senior Lien (b)
Series A
4.00%, due 6/1/38	1,650,000	1,894,233
Series A
4.00%, due 6/1/39	1,620,000	1,855,418
Port of Port Arthur Navigation District, Unlimited General Obligation
4.00%, due 3/1/47	4,450,000	4,918,540
Red River Education Finance Corp., Houston Baptist University Project, Revenue Bonds
5.50%, due 10/1/46	6,250,000	7,038,125
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living Center Project, Revenue Bonds
5.00%, due 11/15/40	1,500,000	1,641,165
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series B
5.00%, due 11/15/40	1,250,000	1,427,725
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.00%, due 12/15/26	3,500,000	3,859,555
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 12/31/38	6,135,000	7,182,244
Series A
4.00%, due 12/31/39	5,000,000	5,841,500
Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/50	5,235,000	5,949,630
5.00%, due 12/31/55	10,390,000	11,787,143
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 6/30/58	68,200,000	83,137,846
6.75%, due 6/30/43	11,700,000	13,403,052
Texas Transportation Commission, State Highway 249, Revenue Bonds, First Tier
Series A
5.00%, due 8/1/57	10,000,000	11,758,000
		429,539,475
U.S. Virgin Islands 1.1%
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A
4.00%, due 10/1/22	855,000	846,159
Series A
6.00%, due 10/1/39	780,000	750,282

	Principal Amount	Value
Long-Term Municipal Bonds
U.S. Virgin Islands
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A
6.625%, due 10/1/29	$ 3,530,000	$ 3,547,226
Series A
6.75%, due 10/1/37	15,340,000	15,422,836
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds, Senior Lien
Series 2009A-1
4.50%, due 10/1/24	890,000	882,542
Series A-1
5.00%, due 10/1/24	590,000	591,540
Series 2009A-1
5.00%, due 10/1/39	1,000,000	1,002,610
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds, Sub. Lien
Series C
5.00%, due 10/1/22	5,815,000	5,800,870
Virgin Islands Public Finance Authority, Matching Fund Loan Note, Revenue Bonds, Senior Lien
Series B
5.00%, due 10/1/25	14,425,000	14,462,649
Series A
5.00%, due 10/1/29	11,175,000	11,204,167
Virgin Islands Public Finance Authority, Matching Fund Loan Note, Revenue Bonds, Sub. Lien
Series B
5.00%, due 10/1/25	4,825,000	4,770,815
Series B
5.25%, due 10/1/29	6,410,000	6,355,772
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C
5.00%, due 10/1/30	17,270,000	16,350,545
Series A
5.00%, due 10/1/32	15,600,000	14,626,560
Series A
5.00%, due 10/1/34	2,600,000	2,412,618
Series C
5.00%, due 10/1/39	9,910,000	9,053,082
Virgin Islands Water & Power Authority - Electric System, Revenue Bonds
Series A
4.00%, due 7/1/21	430,000	426,706
Series A
5.00%, due 7/1/31	1,145,000	1,040,427
		109,547,406
Utah 0.5%
Medical School Campus Public Infrastructure District, Limited General Obligation (a)
Series A
5.25%, due 2/1/40	1,430,000	1,454,310
Series A
5.50%, due 2/1/50	2,915,000	2,956,918

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Mida Mountain Village Public Infrastructure District, Special Assessment
Series A
4.50%, due 8/1/40	$ 1,500,000	$ 1,693,875
Series A
5.00%, due 8/1/50	6,000,000	6,756,600
Utah Charter School Finance Authority, Vista School, Revenue Bonds
Series 2020A, Insured: UT CSCE
4.00%, due 10/15/45	1,870,000	2,184,066
Series 2020A, Insured: UT CSCE
4.00%, due 10/15/54	5,000,000	5,804,850
Utah Charter School Finance Authority, DaVinci Academy of Science and the Arts, Revenue Bonds
Series A
7.75%, due 3/15/39	700,000	706,244
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/39	2,175,000	2,498,401
4.00%, due 10/15/42	1,970,000	2,242,963
Series A
5.00%, due 10/15/32	1,615,000	1,951,905
Series A
5.00%, due 10/15/34	3,385,000	4,068,635
Series A
5.00%, due 10/15/37	1,100,000	1,310,991
Series A
5.00%, due 10/15/40	4,130,000	4,894,050
Series A
5.375%, due 10/15/40	6,260,000	7,608,216
		46,132,024
Vermont 0.0%‡
Vermont Educational & Health Buildings Financing Agency, Developmental & Mental Health Services, Revenue Bonds
Series A, Insured: AGC
4.75%, due 8/15/36	500,000	516,325
Vermont Student Assistance Corp., Education Loan, Revenue Bonds
Series B
4.50%, due 6/15/45 (b)	3,500,000	3,720,500
		4,236,825
Virginia 1.8%
Farmville Industrial Development Authority Facilities, Longwood University Student Project, Revenue Bonds
Series A
5.00%, due 1/1/48	7,000,000	8,027,320
Series A
5.00%, due 1/1/55	16,000,000	18,263,200
Farmville Industrial Development Authority Facilities, Longwood University Student Housing Project, Revenue Bonds
Series A
5.00%, due 1/1/59	7,605,000	8,830,622

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
Henrico County Economic Development Authority, Residential Care Facility, Revenue Bonds
Series C
5.00%, due 12/1/47	$ 2,200,000	$ 2,519,528
Lynchburg Economic Development Authority, Randolph College Project, Revenue Bonds
5.00%, due 9/1/48	3,705,000	4,274,384
Newport News Economic Development Authority, LifeSpire of Virginia Obligated Group, Revenue Bonds
5.00%, due 12/1/38	2,575,000	2,898,600
Norfolk Redevelopment & Housing Authority, Norfolk Retirement Community, Harbors Edge Project, Revenue Bonds
Series B
4.00%, due 1/1/25	1,200,000	1,200,240
Series A
5.25%, due 1/1/54	3,300,000	3,523,245
Roanoke Economic Development Authority, Lynchburg College, Revenue Bonds
Series A
4.00%, due 9/1/48	4,890,000	5,057,825
Salem Economic Development Authority, Educational Facilities, Roanoke College, Revenue Bonds
4.00%, due 4/1/45	1,000,000	1,056,050
5.00%, due 4/1/49	1,000,000	1,147,830
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B-1
5.00%, due 6/1/47	29,205,000	29,367,088
Series B2
5.20%, due 6/1/46	2,000,000	2,011,380
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series 2007A-1
6.706%, due 6/1/46	5,000,000	5,307,450
Virginia College Building Authority, Marymount University Project, Revenue Bonds
Series B
5.00%, due 7/1/45 (a)	1,945,000	2,044,603
Virginia Small Business Financing Authority, National Senior Campuses Inc. Obligated Group, Revenue Bonds
4.00%, due 1/1/51	15,000,000	16,657,800
Virginia Small Business Financing Authority, Express Lanes LLC, Revenue Bonds, Senior Lien
5.00%, due 1/1/40	10,000,000	10,377,900
Virginia Small Business Financing Authority, Transform 66 P3 Project, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/52	12,160,000	14,344,544
5.00%, due 12/31/56	17,040,000	20,045,174
Virginia Small Business Financing Authority, Elizabeth River Crossing, Revenue Bonds, Senior Lien
5.50%, due 1/1/42	18,245,000	19,135,174
		176,089,957
Washington 0.7%
Pend Oreille County Public Utility District No. 1 Box Canyon, Revenue Bonds
4.00%, due 1/1/41	3,000,000	3,194,460
5.00%, due 1/1/48	5,430,000	6,089,148
Port of Seattle Industrial Development Corp., Delta Air Lines, Inc., Revenue Bonds
5.00%, due 4/1/30 (b)	1,825,000	1,960,670

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Washington Economic Development Finance Authority, North Pacific Paper Co. Recycling Project, Revenue Bonds
Series A
5.625%, due 12/1/40 (a)(b)	$ 4,000,000	$ 4,354,040
Washington Higher Education Facilities Authority, Whitworth University Project, Revenue Bonds
Series A
5.00%, due 10/1/40	3,000,000	3,324,840
Washington Higher Education Facilities Authority, Seattle Pacific University Project, Revenue Bonds
Series A
5.00%, due 10/1/45	3,800,000	4,529,562
Washington State Convention Center Public Facilities District, Revenue Bonds
4.00%, due 7/1/58	8,835,000	9,723,183
5.00%, due 7/1/58	10,000,000	11,863,900
5.00%, due 7/1/58	5,000,000	5,913,250
Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds
5.00%, due 1/1/48	3,000,000	3,105,600
Whidbey Island Public Hospital District, Whidbey General Hospital, Limited General Obligation
3.75%, due 12/1/32	100,000	100,760
4.00%, due 12/1/37	290,000	292,210
Whidbey Island Public Hospital District, Unlimited General Obligation
5.375%, due 12/1/39	9,920,000	10,433,558
5.50%, due 12/1/33	2,070,000	2,190,329
		67,075,510
West Virginia 0.4%
County of Ohio, Special District Excise Tax, The Highlands Project, Revenue Bonds
Series B
4.25%, due 3/1/35	4,000,000	4,017,520
Glenville State College, Board of Governors, Revenue Bonds
5.25%, due 6/1/47	4,000,000	4,069,240
Monongalia County Commission Special District, University Town Center, Revenue Bonds
Series A
5.50%, due 6/1/37 (a)	4,000,000	4,323,800
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
Series A
4.00%, due 1/1/37	5,125,000	5,757,886
Series A
4.00%, due 1/1/38	2,500,000	2,792,025
Series A
4.125%, due 1/1/47	13,650,000	15,005,309
		35,965,780
Wisconsin 1.9%
Public Finance Authority, Wonderful Foundations Charter School, Revenue Bonds (a)
Series B
(zero coupon), due 1/1/60	70,000,000	5,034,400
Series A-1
5.00%, due 1/1/55	4,295,000	4,525,599

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, North Carolina Leadership Charter Academy, Inc., Revenue Bonds
Series A
4.00%, due 6/15/29 (a)	$ 325,000	$ 341,328
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (b)	4,000,000	4,043,320
Public Finance Authority, Fellowship Senior Living Project, Revenue Bonds
Series A
4.00%, due 1/1/46	2,955,000	3,158,304
Series A
4.00%, due 1/1/52	12,085,000	12,858,319
Public Finance Authority, WakeMed Obligated Group, Revenue Bonds
Series A
4.00%, due 10/1/49	7,000,000	7,830,900
Public Finance Authority, Appalachian State University Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/50	1,000,000	1,106,300
Series A, Insured: AGM
4.00%, due 7/1/55	1,250,000	1,377,963
Series A, Insured: AGM
4.00%, due 7/1/59	1,600,000	1,763,136
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/22	2,245,000	2,355,364
Series A
5.00%, due 10/1/24	2,200,000	2,421,342
Series A
5.00%, due 10/1/29	3,000,000	3,552,660
Series A
5.00%, due 10/1/34	1,090,000	1,263,310
Series A
5.00%, due 10/1/39	17,000,000	19,506,650
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
5.00%, due 4/1/30 (a)	700,000	841,673
5.00%, due 4/1/40 (a)	300,000	348,534
5.00%, due 4/1/50 (a)	1,000,000	1,142,800
5.50%, due 4/1/32	1,250,000	1,303,300
5.875%, due 4/1/45	6,650,000	7,450,926
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds
Series A
5.00%, due 6/1/36 (a)	750,000	825,293
Public Finance Authority, Carmelite System, Inc. Obligated Group (The), Revenue Bonds
5.00%, due 1/1/40	4,335,000	5,088,163
5.00%, due 1/1/45	3,060,000	3,546,203
Public Finance Authority, TRIPS Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/42 (b)	10,000,000	10,439,300

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/44	$ 1,350,000	$ 1,518,007
Series A
5.00%, due 6/1/49	7,125,000	7,973,089
Series B
5.00%, due 6/1/49	2,720,000	3,043,762
Public Finance Authority, Guilford College, Revenue Bonds
Series A
5.00%, due 1/1/48	11,495,000	11,689,265
5.50%, due 1/1/47	6,160,000	6,398,823
Public Finance Authority, Coral Academy of Science Las Vegas, Revenue Bonds
Series A
5.00%, due 7/1/48	2,000,000	2,310,400
Public Finance Authority, Wilson Preparatory Academy, Revenue Bonds
Series A
5.00%, due 6/15/49 (a)	1,100,000	1,167,364
Public Finance Authority, Nevada State College, Revenue Bonds
5.00%, due 5/1/55 (a)	8,600,000	7,709,040
Public Finance Authority, Wingate University, Revenue Bonds
Series A
5.25%, due 10/1/38	3,250,000	3,655,015
Public Finance Authority, CHF-Cullowhee, LLC - Western Carolina University Project, Revenue Bonds
Series A
5.25%, due 7/1/47	2,000,000	2,148,700
Public Finance Authority, Wisconsin Airport Facilities, AFCO Investors II Portfolio, Revenue Bonds
5.75%, due 10/1/31 (a)	1,670,000	1,728,500
Public Finance Authority, Rose Villa Project, Revenue Bonds
Series A
5.75%, due 11/15/44 (a)	1,400,000	1,510,194
Public Finance Authority, Lake Erie College Project, Revenue Bonds
Series A
5.875%, due 10/1/54 (a)	2,000,000	2,091,620
Public Finance Authority, Affinity Living Group NC-12 Obligated Group, Revenue Bonds
6.75%, due 11/1/24 (a)	10,000,000	10,205,700
Public Finance Authority, Irving Convention Center Hotel Project, Revenue Bonds
Series A-2
7.00%, due 1/1/50 (a)	13,990,000	13,058,126
Public Finance Authority, Glenridge on Palmer Ranch Obligated Group, Revenue Bonds
Series A
8.25%, due 6/1/46 (a)	1,000,000	1,035,890
Wisconsin Health & Educational Facilities Authority, St. Camillus Health System, Inc., Revenue Bonds
Series B-3
2.25%, due 11/1/26	3,000,000	3,003,720
Series B-2
2.55%, due 11/1/27	3,000,000	3,007,470

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/49	$ 2,400,000	$ 2,785,584
Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital Inc. Obligated Group, Revenue Bonds
Series A
5.375%, due 2/1/48	4,400,000	4,515,016
		192,680,372
Wyoming 0.0%‡
West Park Hospital District, West Park Hospital Project, Revenue Bonds
Series B
6.50%, due 6/1/27	500,000	508,605
Wyoming Community Development Authority, CHF-Wyoming LLC, Revenue Bonds
6.50%, due 7/1/43	930,000	939,737
		1,448,342
Total Long-Term Municipal Bonds (Cost $7,550,805,632)		8,349,827,470
Short-Term Municipal Notes 7.2%(h)
Alabama 0.1%
Hoover Industrial Development Board, United States Steel Corp., Revenue Bonds
6.375%, due 11/1/50 (b)	4,250,000	5,165,152
Arkansas 0.1%
Tender Option Bond Trust Receipts/Certificates, Limited General Obligation
Series 2020-XF0954, Insured: State Aid Withholding
0.09%, due 6/1/50 (a)	8,000,000	8,000,000
California 2.0%
Bay Area Toll Authority, Revenue Bonds
Series E-1
0.01%, due 4/1/45	25,000,000	25,000,000
Series G1
0.01%, due 4/1/47	23,330,000	23,330,000
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project, Revenue Bonds
Series A
0.45%, due 1/1/50 (a)(b)	28,000,000	28,008,120
Northern California Gas Authority No. 1, Gas Project, Revenue Bonds
Series B
0.879%, due 7/1/27 (g)	34,335,000	34,192,510
Nuveen California AMT-Free Quality Municipal Income Fund
Series A
0.43%, due 10/1/47 (a)	38,000,000	38,000,000
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series O-2
0.01%, due 5/15/45	10,000,000	10,000,000

	Principal Amount	Value
Short-Term Municipal Notes (h)
California
Sacramento Transportation Authority, Revenue Bonds
Series A
0.02%, due 10/1/38	$ 16,100,000	$ 16,100,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds (a)
Series 2018-XF2698
0.06%, due 11/1/25	4,800,000	4,800,000
Series 2020-YX1155
0.06%, due 12/1/45	4,980,000	4,980,000
Series 2020-XL0155
0.08%, due 4/1/49	4,255,000	4,255,000
University of California, Revenue Bonds
Series AL-4
0.01%, due 5/15/48	8,625,000	8,625,000
		197,290,630
Florida 0.4%
Lee Memorial Health System, Lee Memorial Health System Obligated Group, Revenue Bonds
Series B
0.14%, due 4/1/49	14,000,000	14,000,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2020-XF2920
0.08%, due 12/1/48 (a)	21,670,000	21,670,000
		35,670,000
Illinois 0.5%
Illinois Finance Authority, Northwestern Memorial Hospital, Revenue Bonds
Series A
0.01%, due 8/15/42	15,605,000	15,605,000
Illinois Finance Authority, Northshore University Health System, Revenue Bonds
Series C
0.01%, due 8/15/49	9,575,000	9,575,000
Illinois Finance Authority, Navistar International Corp., Revenue Bonds
4.75%, due 10/15/40 (a)	21,800,000	23,564,056
		48,744,056
Indiana 0.5%
Indiana Finance Authority, Educational Facilities-DePauw University Project, Revenue Bonds
Series A
0.02%, due 7/1/36	3,000,000	3,000,000
Indiana Finance Authority, Republic Services, Inc. Project, Revenue Bonds
Series B
0.22%, due 5/1/28	17,000,000	17,001,190
Series A
0.25%, due 5/1/34 (b)	24,000,000	24,000,000
0.54%, due 12/1/37 (b)	10,000,000	10,000,000
		54,001,190

	Principal Amount	Value
Short-Term Municipal Notes (h)
Kentucky 0.3%
County of Meade, Nucor Corp., Revenue Bonds
Series A-1
0.09%, due 7/1/60 (b)	$ 8,160,000	$ 8,160,000
Kentucky Economic Development Finance Authority, Republic Services, Inc., Revenue Bonds
Series B
0.22%, due 4/1/31	24,045,000	24,046,683
		32,206,683
Louisiana 0.1%
Parish of St. John the Baptist LA, Marathon Oil Corp Project, Revenue Bonds
Series B-2
2.375%, due 6/1/37	12,500,000	13,113,250
Massachusetts 0.1%
Massachusetts Development Finance Agency, Boston University, Revenue Bonds
Series U6C
0.01%, due 10/1/42	7,000,000	7,000,000
Mississippi 0.2%
County of Jackson, Chevron Corp., Revenue Bonds
0.01%, due 6/1/23	24,655,000	24,655,000
Missouri 0.3%
RIB Floater Trust, Revenue Bonds
Series 2019-016
0.08%, due 6/1/45 (a)	31,600,000	31,600,000
Nevada 0.2% (a)
State of Nevada Department of Business & Industry, Brightline West Passenger Rail Project, Revenue Bonds
Series A
0.50%, due 1/1/50 (b)	12,500,000	12,506,250
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2019-XF2806
0.08%, due 7/1/49	5,000,000	5,000,000
		17,506,250
New Jersey 0.9%
New Jersey Turnpike Authority, Revenue Bonds
Series D-1
0.801%, due 1/1/24 (g)	66,500,000	66,814,545
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds (a)
Series 2020-YX1160
0.07%, due 6/15/37	5,820,000	5,820,000
Series 2018-XF2702
0.07%, due 7/1/39	2,070,000	2,070,000
0.07%, due 6/15/41	8,200,000	8,200,000

	Principal Amount	Value
Short-Term Municipal Notes (h)
New Jersey
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds (a)
Series 2020-YX1162
0.07%, due 6/15/45	$ 5,190,000	$ 5,190,000
		88,094,545
New York 0.4%
Metropolitan Transportation Authority, Revenue Bonds
Series A-2
0.06%, due 11/15/41	6,000,000	6,000,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Preferred Shares
0.45%, due 5/1/47 (a)	20,000,000	20,000,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds (a)
Series 2020-YX1158
0.07%, due 11/1/47	6,740,000	6,740,000
Series 2020-XL0153
0.08%, due 7/1/45	2,500,000	2,500,000
Series 2020-XX1156
0.08%, due 11/15/53	9,165,000	9,165,000
		44,405,000
Ohio 0.4%
State of Ohio, University Hospitals Health System, Revenue Bonds
Series A
0.01%, due 1/15/46	9,750,000	9,750,000
State of Ohio, Republic Services, Inc., Revenue Bonds
0.22%, due 11/1/35	15,000,000	15,001,050
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2020-XF2906
0.08%, due 11/15/40 (a)	10,140,000	10,140,000
		34,891,050
Puerto Rico 0.0%‡
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGM
0.679%, due 7/1/29 (g)	4,825,000	4,434,947
Texas 0.4%
Harris County Health Facilities Development Corp., Revenue Bonds
Series A-1
0.01%, due 12/1/41	23,595,000	23,595,000
Series A-2
0.01%, due 12/1/41	16,715,000	16,715,000
		40,310,000
Utah 0.1%
City of Murray, IHC Health Services, Inc., Revenue Bonds
Series D
0.01%, due 5/15/36	1,810,000	1,810,000

	Principal Amount	Value
Short-Term Municipal Notes (h)
Utah
City of Murray, IHC Health Services, Inc., Revenue Bonds
Series C
0.01%, due 5/15/36	$ 11,180,000	$ 11,180,000
		12,990,000
Virginia 0.1%
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2020-XF2923
0.07%, due 7/1/51 (a)	8,600,000	8,600,000
Virginia Small Business Financing Authority, University Real Estate Foundation, Revenue Bonds
0.02%, due 7/1/30	60,000	60,000
		8,660,000
Wisconsin 0.1%
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2020-XL0147, Insured: AGM
0.08%, due 6/1/45 (a)	5,315,000	5,315,000
Total Short-Term Municipal Notes (Cost $710,399,923)		714,052,753
Total Municipal Bonds (Cost $8,261,205,555)		9,063,880,223

Long-Term Bond 0.1%
Corporate Bond 0.1%(a)
Commercial Services 0.1%
Wildflower Improvement Association
6.625%, due 3/1/31	7,000,000	6,957,814
Total Long-Term Bond (Cost $6,873,268)		6,957,814

	Shares	Value
Closed-End Funds 0.7%
California 0.1%
BlackRock MuniHoldings California Quality Fund, Inc.	652,094	9,781,410
Massachusetts 0.1%
BlackRock Muni Intermediate Duration Fund, Inc.	240,316	3,599,934
DWS Municipal Income Trust	124,496	1,450,378
Eaton Vance Municipal Bond Fund	154,604	2,070,147
Pioneer Municipal High Income Advantage Trust	316,387	3,723,875
Pioneer Municipal High Income Trust	332,691	4,151,984
		14,996,318
Michigan 0.0%‡
BlackRock MuniYield Michigan Quality Fund, Inc.	244,978	3,625,674

	Shares	Value
Closed-End Funds
Multi-State 0.3%
Blackrock Investment Quality Municipal Trust, Inc. (The)	22,632	$ 386,554
BlackRock Municipal 2030 Target Term Trust	442,357	11,479,164
BlackRock Municipal Income Investment Quality Trust	38,091	582,221
BlackRock MuniEnhanced Fund, Inc.	383,598	4,653,044
BlackRock MuniHoldings Fund II, Inc.	18,164	273,913
BlackRock MuniHoldings Investment Quality Fund	70,458	1,020,232
BlackRock MuniHoldings Quality Fund, Inc.	116,998	1,581,813
BlackRock MuniYield Quality Fund II, Inc.	621,423	8,749,636
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	17,508	253,866
		28,980,443
New Jersey 0.1%
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	394,470	5,704,036
New York 0.1%
BlackRock MuniHoldings New York Quality Fund, Inc.	421,662	5,915,918
BlackRock MuniYield New York Quality Fund, Inc.	223,574	2,991,420
BlackRock New York Municipal Fund	15,812	231,093
BlackRock New York Municipal Income Trust	42,359	637,079
		9,775,510
Pennsylvania 0.0%‡
Invesco Pennsylvania Value Municipal Income Trust	68,544	879,420
Total Closed-End Funds (Cost $69,973,603)		73,742,811
Short-Term Investment 4.9%
Unaffiliated Investment Company 4.9% (i)
BlackRock Liquidity Funds MuniCash, 0.01%	484,530,627	484,627,533
Total Short-Term Investment (Cost $484,627,533)		484,627,533
Total Investments (Cost $8,822,679,959)	97.2%	9,629,208,381
Other Assets, Less Liabilities	2.8	273,936,525
Net Assets	100.0%	$ 9,903,144,906

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Step coupon—Rate shown was the rate in effect as of January 31, 2021.
(d)	Issue in default.
(e)	Illiquid security—As of January 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $12,055,975, which represented less than one-tenth of a percent of the Fund’s net assets.

(f)	Issue in non-accrual status.
(g)	Floating rate—Rate shown was the rate in effect as of January 31, 2021.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Current yield as of January 31, 2021.
Futures Contracts
As of January 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(250)	March 2021	$ (43,608,788)	$ (42,179,688)	$ 1,429,100

1.	As of January 31, 2021, cash in the amount of $1,000,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2021.

Abbreviation(s):
ACA—ACA Financial Guaranty Corp.
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
COMMWLTH GTD—Commonwealth Guaranteed
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
UT CSCE—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 8,349,827,470	$ —	$ 8,349,827,470
Short-Term Municipal Notes	—	714,052,753	—	714,052,753
Total Municipal Bonds	—	9,063,880,223	—	9,063,880,223
Long-Term Bond
Corporate Bond	—	6,957,814	—	6,957,814
Closed-End Funds	73,742,811	—	—	73,742,811
Short-Term Investment
Unaffiliated Investment Company	—	484,627,533	—	484,627,533
Total Investments in Securities	73,742,811	9,555,465,570	—	9,629,208,381
Other Financial Instruments
Futures Contracts (b)	1,429,100	—	—	1,429,100
Total Other Financial Instruments	1,429,100	—	—	1,429,100
Total Investments in Securities and Other Financial Instruments	$ 75,171,911	$ 9,555,465,570	$ —	$ 9,630,637,481

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay International Opportunities Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 95.0%
Australia 4.5%
Accent Group Ltd. (Specialty Retail)	538,105	$ 954,487
BHP Group Ltd. (Metals & Mining)	4,915	163,402
BHP Group plc (Metals & Mining)	28,953	797,961
Castile Resources Ltd. (Metals & Mining) (a)	81,468	11,115
Codan Ltd. (Electronic Equipment, Instruments & Components)	6,498	59,232
Collins Foods Ltd. (Hotels, Restaurants & Leisure)	42,810	314,396
Commonwealth Bank of Australia (Banks)	16,096	1,021,374
Domino's Pizza Enterprises Ltd. (Hotels, Restaurants & Leisure) (b)	6,907	484,095
Evolution Mining Ltd. (Metals & Mining)	322,135	1,138,133
Genworth Mortgage Insurance Australia Ltd. (Thrifts & Mortgage Finance) (b)	410,659	710,437
Humm Group Ltd. (Consumer Finance) (b)	201,963	175,064
Magellan Financial Group Ltd. (Capital Markets)	6,885	253,130
McMillan Shakespeare Ltd. (Professional Services)	2,252	21,836
Nick Scali Ltd. (Specialty Retail)	66,789	526,910
Scentre Group (Equity Real Estate Investment Trusts)	363,166	752,506
Sigma Healthcare Ltd. (Health Care Providers & Services)	636,684	320,736
Stockland (Equity Real Estate Investment Trusts)	434,134	1,469,304
Super Retail Group Ltd. (Specialty Retail)	32,882	282,086
Sydney Airport (Transportation Infrastructure)	72,244	314,595
Temple & Webster Group Ltd. (Internet & Direct Marketing Retail) (a)(b)	89,790	778,828
		10,549,627
Austria 1.3%
ANDRITZ AG (Machinery)	20,399	970,404
BAWAG Group AG (Banks) (c)	8,051	352,317
OMV AG (Oil, Gas & Consumable Fuels)	37,129	1,565,311
Raiffeisen Bank International AG (Banks)	12,075	236,949
		3,124,981
Belgium 2.4%
Ageas SA/NV (Insurance)	30,891	1,585,358
bpost SA (Air Freight & Logistics)	65,846	781,894
D'ieteren SA/NV (Distributors)	3,238	255,809
Etablissements Franz Colruyt NV (Food & Staples Retailing)	22,979	1,418,290
Proximus SADP (Diversified Telecommunication Services)	57,266	1,207,826
UCB SA (Pharmaceuticals)	3,136	325,463
		5,574,640
China 1.5%
Duiba Group Ltd. (Interactive Media & Services) (a)	294,800	84,497
Prosus NV (Internet & Direct Marketing Retail)	14,261	1,658,303
VSTECS Holdings Ltd. (Electronic Equipment, Instruments & Components)	390,000	338,255
Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	843,500	625,192
Yanlord Land Group Ltd. (Real Estate Management & Development)	1,034,200	854,566
		3,560,813
Denmark 3.2%
A.P. Moller - Maersk A/S
Class A (Marine)	421	800,289

	Shares	Value
Common Stocks
Denmark
A.P. Moller - Maersk A/S
Class B (Marine) (b)	317	$ 657,938
D/S Norden A/S (Marine)	49,541	889,193
Genmab A/S (Biotechnology) (a)	4,374	1,748,572
Novo Nordisk A/S, Class B (Pharmaceuticals)	15,098	1,047,986
Pandora A/S (Textiles, Apparel & Luxury Goods)	14,533	1,406,680
Scandinavian Tobacco Group A/S, Class A (Tobacco) (c)	52,814	959,142
Vestas Wind Systems A/S (Electrical Equipment)	540	117,541
		7,627,341
Finland 0.4%
Finnair Oyj (Airlines) (b)	860,235	650,373
Uponor Oyj (Building Products)	12,765	300,215
		950,588
France 8.6%
BioMerieux (Health Care Equipment & Supplies)	11,286	1,746,256
Bollore SA (Entertainment)	94,003	381,703
Cie de Saint-Gobain (Building Products)	41,520	2,069,881
CNP Assurances (Insurance)	99,425	1,510,628
Credit Agricole SA (Banks)	139,126	1,583,685
Elior Group SA (Hotels, Restaurants & Leisure) (c)	3,426	21,640
Eutelsat Communications SA (Media)	83,761	1,000,625
Fnac Darty SA (Specialty Retail) (a)	2,233	125,792
Iliad SA (Diversified Telecommunication Services)	7,593	1,406,591
Mersen SA (Electrical Equipment)	525	16,055
Natixis SA (Capital Markets)	387,220	1,467,532
Orange SA (Diversified Telecommunication Services)	176,629	2,080,034
Publicis Groupe SA (Media)	32,265	1,674,276
Quadient SA (Technology Hardware, Storage & Peripherals)	35,205	769,442
Sanofi (Pharmaceuticals)	23,400	2,190,834
Sartorius Stedim Biotech (Life Sciences Tools & Services)	5,210	2,181,296
SMCP SA (Specialty Retail) (a)(c)	46,162	232,146
		20,458,416
Germany 6.1%
Aroundtown SA (Real Estate Management & Development)	18,005	125,331
Aurubis AG (Metals & Mining)	5,130	395,943
BASF SE (Chemicals)	4,060	314,491
Covestro AG (Chemicals) (c)	26,655	1,816,617
Daimler AG (Registered) (Automobiles)	35,793	2,524,535
Deutsche Post AG (Registered) (Air Freight & Logistics)	7,055	349,399
DWS Group GmbH & Co. KGaA (Capital Markets) (c)	7,661	300,386
Hapag-Lloyd AG (Marine) (c)	7,720	872,217
HeidelbergCement AG (Construction Materials)	21,454	1,588,686
HelloFresh SE (Internet & Direct Marketing Retail) (a)	4,854	411,162
Hornbach Baumarkt AG (Specialty Retail)	9,957	419,895
Hornbach Holding AG & Co. KGaA (Specialty Retail)	9,495	898,767
Siemens AG (Registered) (Industrial Conglomerates)	10,581	1,642,823

	Shares	Value
Common Stocks
Germany
Siemens Energy AG (Electrical Equipment) (a)	6,615	$ 245,485
Takkt AG (Internet & Direct Marketing Retail)	23,454	294,303
TUI AG (Hotels, Restaurants & Leisure)	138,688	670,783
Uniper SE (Independent Power and Renewable Electricity Producers)	12,680	444,708
Volkswagen AG (Automobiles)	1,127	238,659
Vonovia SE (Real Estate Management & Development)	14,972	1,001,854
		14,556,044
Hong Kong 2.9%
AIA Group Ltd. (Insurance)	71,800	879,723
Bright Smart Securities & Commodities Group Ltd. (Capital Markets)	1,238,000	330,373
CK Asset Holdings Ltd. (Real Estate Management & Development)	326,000	1,652,996
Haitong International Securities Group Ltd. (Capital Markets)	2,335,000	652,981
Hutchison Port Holdings Trust (Transportation Infrastructure)	2,025,700	415,149
Pacific Textiles Holdings Ltd. (Textiles, Apparel & Luxury Goods)	444,000	275,843
Shun Tak Holdings Ltd. (Industrial Conglomerates)	2,092,000	616,707
United Laboratories International Holdings Ltd. (The) (Pharmaceuticals)	1,154,000	804,453
WH Group Ltd. (Food Products) (c)	1,542,000	1,260,260
		6,888,485
Indonesia 0.3%
First Pacific Co. Ltd. (Diversified Financial Services)	2,456,000	758,789
Israel 0.4%
Check Point Software Technologies Ltd. (Software) (a)(d)	3,687	470,977
Electra Consumer Products 1970 Ltd. (Household Durables)	13,118	506,561
		977,538
Italy 3.1%
Anima Holding SpA (Capital Markets) (c)	188,484	877,427
ASTM SpA (Transportation Infrastructure)	5,770	128,560
Azimut Holding SpA (Capital Markets)	2,700	56,882
Banca IFIS SpA (Diversified Financial Services)	65,240	663,066
DiaSorin SpA (Health Care Equipment & Supplies)	6,585	1,443,216
Enav SpA (Transportation Infrastructure) (c)	31,010	131,637
Enel SpA (Electric Utilities)	74,796	743,486
Esprinet SpA (Electronic Equipment, Instruments & Components)	55,060	632,767
Intesa Sanpaolo SpA (Banks)	115,701	253,466
Prysmian SpA (Electrical Equipment)	3,152	101,901
Sesa SpA (Electronic Equipment, Instruments & Components)	532	62,559
Telecom Italia SpA (Diversified Telecommunication Services)	2,702,406	1,282,286
Terna Rete Elettrica Nazionale SpA (Electric Utilities)	118,834	864,401
		7,241,654
Japan 24.8%
Aeon Mall Co. Ltd. (Real Estate Management & Development)	19,800	322,619
AGC, Inc. (Building Products)	7,800	271,479
Aisin Seiki Co. Ltd. (Auto Components)	34,000	1,046,087

	Shares	Value
Common Stocks
Japan
Ajinomoto Co., Inc. (Food Products) (b)	45,800	$ 1,079,758
Alfresa Holdings Corp. (Health Care Providers & Services)	32,500	649,880
Amada Co. Ltd. (Machinery)	16,100	183,148
Astellas Pharma, Inc. (Pharmaceuticals)	32,400	525,582
Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	37,800	652,607
ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	92,600	376,353
Fujitsu Ltd. (IT Services)	9,700	1,477,110
Hikari Tsushin, Inc. (Specialty Retail)	400	83,845
Hitachi Ltd. (Electronic Equipment, Instruments & Components)	36,800	1,519,986
Honda Motor Co. Ltd. (Automobiles)	15,500	409,844
Iida Group Holdings Co. Ltd. (Household Durables)	50,500	1,115,768
INPEX Corp. (Oil, Gas & Consumable Fuels)	165,000	971,122
ITOCHU Corp. (Trading Companies & Distributors)	18,900	542,581
Japan Post Insurance Co. Ltd. (Insurance)	28,600	563,085
Japan Tobacco, Inc. (Tobacco)	65,500	1,301,571
Kajima Corp. (Construction & Engineering)	79,600	1,070,342
Kansai Electric Power Co., Inc. (The) (Electric Utilities)	34,700	342,512
KDDI Corp. (Wireless Telecommunication Services)	58,100	1,710,836
Keio Corp. (Road & Rail)	2,000	146,670
Keyence Corp. (Electronic Equipment, Instruments & Components)	2,800	1,506,235
Kirin Holdings Co. Ltd. (Beverages)	16,400	352,761
LIXIL Corp. (Building Products)	47,000	1,101,080
M3, Inc. (Health Care Technology)	18,700	1,567,892
Marubeni Corp. (Trading Companies & Distributors)	182,600	1,217,392
Mazda Motor Corp. (Automobiles)	139,100	995,566
Mercari, Inc. (Internet & Direct Marketing Retail) (a)	4,100	196,354
Mitsubishi Corp. (Trading Companies & Distributors)	38,100	966,639
Mitsubishi Gas Chemical Co., Inc. (Chemicals)	46,100	1,055,662
Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	2,900	14,363
Mitsui & Co. Ltd. (Trading Companies & Distributors)	78,500	1,458,336
Mitsui Chemicals, Inc. (Chemicals)	37,000	1,064,535
NEC Corp. (IT Services)	22,300	1,209,963
Nidec Corp. (Electrical Equipment)	2,500	332,023
Nintendo Co. Ltd. (Entertainment)	3,500	2,022,804
Nippon Express Co. Ltd. (Road & Rail)	1,400	95,541
Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	20,100	501,050
Nippon Yusen KK (Marine)	40,800	942,679
Nomura Holdings, Inc. (Capital Markets)	230,300	1,220,455
Nomura Research Institute Ltd. (IT Services)	6,200	207,008
Obayashi Corp. (Construction & Engineering)	74,400	629,055
Odakyu Electric Railway Co. Ltd. (Road & Rail)	5,700	165,721
Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	1,600	250,490
ORIX Corp. (Diversified Financial Services)	75,600	1,225,698
Otsuka Holdings Co. Ltd. (Pharmaceuticals)	9,200	393,522
Resona Holdings, Inc. (Banks)	297,900	1,040,949
Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	65,600	1,116,167
Sekisui House Ltd. (Household Durables) (b)	12,100	234,086
Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	40,300	1,530,766

	Shares	Value
Common Stocks
Japan
Shimamura Co. Ltd. (Specialty Retail)	5,500	$ 610,088
SoftBank Corp. (Wireless Telecommunication Services)	124,000	1,627,183
Sony Corp. (Household Durables)	16,400	1,569,391
Sumitomo Mitsui Financial Group, Inc. (Banks)	51,400	1,599,906
T&D Holdings, Inc. (Insurance)	90,400	1,071,258
Taiheiyo Cement Corp. (Construction Materials)	37,200	937,137
Taisei Corp. (Construction & Engineering)	25,400	824,642
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	50,400	1,767,144
TDK Corp. (Electronic Equipment, Instruments & Components)	8,900	1,440,761
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	5,000	1,907,146
Tosoh Corp. (Chemicals)	59,300	1,023,293
Toyota Motor Corp. (Automobiles)	33,000	2,307,585
Trend Micro, Inc. (Software)	2,600	142,762
Yamada Holdings Co. Ltd. (Specialty Retail)	193,300	985,750
		58,791,623
Jordan 0.6%
Hikma Pharmaceuticals plc (Pharmaceuticals)	41,598	1,367,322
Luxembourg 0.5%
Eurofins Scientific SE (Life Sciences Tools & Services)	11,240	1,080,039
Netherlands 4.6%
Akzo Nobel NV (Chemicals)	6,724	684,127
ASML Holding NV (Semiconductors & Semiconductor Equipment)	8,471	4,517,538
Flow Traders (Capital Markets) (c)	27,822	1,066,248
ING Groep NV (Banks)	241,122	2,158,025
NN Group NV (Insurance)	39,428	1,641,181
Signify NV (Electrical Equipment) (c)	19,436	926,952
		10,994,071
New Zealand 1.0%
Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	78,373	1,946,589
SKYCITY Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	188,576	412,544
		2,359,133
Norway 0.5%
Europris ASA (Multiline Retail) (c)	168,507	934,057
Golden Ocean Group Ltd. (Marine)	16,346	77,517
Orkla ASA (Food Products)	28,048	273,160
		1,284,734
Russia 0.6%
Evraz plc (Metals & Mining)	201,680	1,385,528
Singapore 1.6%
Best World International Ltd. (Personal Products) (e)(f)(g)	618,500	356,182
BW LPG Ltd. (Oil, Gas & Consumable Fuels) (c)	144,901	952,411

	Shares	Value
Common Stocks
Singapore
Hi-P International Ltd. (Electronic Equipment, Instruments & Components)	468,100	$ 701,070
IGG, Inc. (Entertainment)	759,000	983,855
Riverstone Holdings Ltd. (Health Care Equipment & Supplies)	745,200	832,182
		3,825,700
South Africa 0.3%
Anglo American plc (Metals & Mining)	18,904	625,258
Spain 2.6%
Atresmedia Corp. de Medios de Comunicacion SA (Media)	73,431	291,932
CaixaBank SA (Banks)	433,293	1,097,392
Iberdrola SA (Electric Utilities)	216,547	2,939,313
Mapfre SA (Insurance)	367,056	674,398
Mediaset Espana Comunicacion SA (Media) (a)	133,972	690,972
Prosegur Cia de Seguridad SA (Commercial Services & Supplies)	75,234	208,895
Telefonica SA (Diversified Telecommunication Services)	58,188	250,962
		6,153,864
Sweden 3.7%
Arjo AB, Class B (Health Care Equipment & Supplies)	20,263	150,585
Atlas Copco AB, Class B (Machinery)	37,674	1,770,921
Betsson AB (Hotels, Restaurants & Leisure)	72,739	685,494
BHG Group AB (Internet & Direct Marketing Retail) (a)	4,370	82,000
Bilia AB, Class A (Specialty Retail)	36,017	447,826
Evolution Gaming Group AB (Hotels, Restaurants & Leisure) (c)	18,489	1,804,582
Fortnox AB (Software)	1,185	58,142
Husqvarna AB, Class B (Household Durables)	108,014	1,339,786
Inwido AB (Building Products)	51,431	702,873
Paradox Interactive AB (Entertainment)	4,465	124,284
SkiStar AB (Hotels, Restaurants & Leisure)	22,542	330,187
Swedish Match AB (Tobacco)	1,104	85,347
Volvo AB, Class B (Machinery)	47,671	1,179,752
		8,761,779
Switzerland 7.2%
Adecco Group AG (Registered) (Professional Services)	870	54,539
ALSO Holding AG (Registered) (Electronic Equipment, Instruments & Components)	1,822	488,867
Credit Suisse Group AG (Registered) (Capital Markets)	164,515	2,171,062
Geberit AG (Registered) (Building Products)	3,241	1,985,169
LafargeHolcim Ltd. (Registered) (Construction Materials)	20,011	1,083,953
Logitech International SA (Registered) (Technology Hardware, Storage & Peripherals)	17,734	1,848,756
Novartis AG (Registered) (Pharmaceuticals)	31,652	2,861,561
Roche Holding AG (Pharmaceuticals)	11,870	4,093,035
Swissquote Group Holding SA (Registered) (Capital Markets)	1,014	110,308
UBS Group AG (Registered) (Capital Markets)	171,128	2,473,503
		17,170,753

	Shares	Value
Common Stocks
Ukraine 0.4%
Ferrexpo plc (Metals & Mining)	214,153	$ 828,036
United Kingdom 10.5%
Airtel Africa plc (Wireless Telecommunication Services) (c)	103,382	112,611
Ashtead Group plc (Trading Companies & Distributors)	37,934	1,919,447
AstraZeneca plc (Pharmaceuticals)	12,839	1,317,768
Aviva plc (Insurance)	371,482	1,706,121
Berkeley Group Holdings plc (Household Durables)	12,046	691,387
BT Group plc (Diversified Telecommunication Services)	495,946	853,478
Bunzl plc (Trading Companies & Distributors)	47,818	1,539,669
CK Hutchison Holdings Ltd. (Industrial Conglomerates)	291,500	2,021,680
CMC Markets plc (Capital Markets) (c)	112,667	621,342
Coca-Cola European Partners plc (Beverages) (d)	12,113	562,891
Computacenter plc (IT Services)	31,915	1,028,491
Diageo plc (Beverages)	4,426	178,836
Dialog Semiconductor plc (Semiconductors & Semiconductor Equipment) (a)	6,372	401,948
Drax Group plc (Independent Power and Renewable Electricity Producers)	155,457	795,766
Gamesys Group plc (Hotels, Restaurants & Leisure)	11,064	192,827
Halfords Group plc (Specialty Retail)	177,590	663,060
HSBC Holdings plc (Banks)	72,395	379,657
Imperial Brands plc (Tobacco)	14,736	296,801
Indivior plc (Pharmaceuticals) (a)	137,735	258,543
Kingfisher plc (Specialty Retail)	401,684	1,528,370
Legal & General Group plc (Insurance)	509,882	1,704,620
Marston's plc (Hotels, Restaurants & Leisure)	337,546	380,628
Micro Focus International plc (Software)	145,547	887,624
Pearson plc (Media)	64,876	722,319
Prudential plc (Insurance)	40,621	652,577
Reach plc (Media)	143,353	377,117
Royal Mail plc (Air Freight & Logistics)	142,570	790,355
Schroders plc (Capital Markets)	6,962	325,947
Trainline plc (Internet & Direct Marketing Retail) (a)(c)	30,247	169,170
Unilever plc (Personal Products)	18,304	1,063,359
United Utilities Group plc (Water Utilities)	29,654	374,694
WPP plc (Media)	29,709	311,725
		24,830,828
United States 1.4%
Ferguson plc (Trading Companies & Distributors)	5,710	665,159
QIAGEN NV (Life Sciences Tools & Services) (a)	15,390	834,281
Stellantis NV (Automobiles)	125,192	1,901,211
		3,400,651
Total Common Stocks (Cost $191,583,135)		225,128,235

	Shares	Value
Preferred Stocks 1.8%
Germany 1.8%
Draegerwerk AG & Co. KGaA 0.27% (Health Care Equipment & Supplies)	12,429	$ 1,061,858
Porsche Automobil Holding SE 3.84% (Automobiles)	1,478	103,133
Sartorius AG 0.09% (Health Care Equipment & Supplies)	1,444	719,522
Volkswagen AG 3.11% (Automobiles)	12,660	2,403,473
Total Preferred Stocks (Cost $3,374,379)		4,287,986

	Shares	Value
Exchange-Traded Funds 0.2%
United States 0.2%
iShares Core MSCI EAFE ETF	3,689	252,992
iShares MSCI EAFE ETF	3,486	252,351
Total Exchange-Traded Funds (Cost $502,669)		505,343
Short-Term Investments 4.0%
Affiliated Investment Company 3.0% (h)
United States 3.0%
MainStay U.S. Government Liquidity Fund, 0.01%	7,265,904	7,265,904
Unaffiliated Investment Company 1.0% (h)(i)
United States 1.0%
BlackRock Liquidity FedFund, 0.105%	2,343,139	2,343,140
Total Short-Term Investments (Cost $9,609,043)		9,609,044
Total Investments, Before Investments Sold Short (Cost $205,069,226)	101.0%	239,530,608
Investments Sold Short (0.2%)
Common Stock Sold Short (0.0)%‡(a)(e)(f)(g)
Australia (0.0)%‡
Virgin Australia Airlines Holdings Pty Ltd (Airlines)	(444,108)	(34)
Total Common Stock Sold Short (Cost $0)		(34)
Exchange-Traded Funds Sold Short (0.2)%
United States (0.2)%
iShares Core MSCI EAFE ETF	(3,689)	(252,992)
iShares MSCI EAFE ETF	(3,486)	(252,351)
Total Exchange-Traded Funds Sold Short (Cost $(499,976))		(505,343)

	Number of Rights	Value
Right Sold Short (0.0)%‡(e)(f)
United States (0.0)%‡
Intercell	(19,159)	(2)
Total Right Sold Short (Proceeds $0)		(2)

	Number of Warrants
Warrant Sold Short 0.0%‡(e)(f)(g)
Singapore 0.0%‡
Ezion Holdings Ltd. (Energy Equipment & Services)
Expires 4/16/23	(2,005,620)	$ —
Total Warrant Sold Short (Proceeds $0)		—
Total Investments Sold Short (Proceeds $499,976)		(505,379)
Total Investments, Net of Investments Sold Short (Cost $204,569,250)	100.8%	239,025,229
Other Assets, Less Liabilities	(0.8)	(2,006,164)
Net Assets	100.0%	$ 237,019,065

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2021, the aggregate market value of securities on loan was $2,772,516; the total market value of collateral held by the Fund was $2,987,874. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $644,734. The Fund received cash collateral with a value of $2,343,140.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Security, or a portion thereof, was maintained in a segregated account at the Fund’s custodian as collateral for securities sold short.
(e)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2021, the total market value was $77,502, which represented less than one-tenth of a percent of the Fund’s net assets.
(f)	Illiquid security—As of January 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $77,502, which represented less than one-tenth of a percent of the Fund’s net assets.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Current yield as of January 31, 2021.
(i)	Represents a security purchased with cash collateral received for securities on loan.

Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2021 were as follows:
Swap Counterparty	Reference Obligation	Floating Rate[1]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[2]	Unrealized Appreciation

Australia
Citibank NA	AGL Energy Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(454)	$ 13,053
Citibank NA	Bellevue Gold Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(271)	15,117
Citibank NA	Capricorn Metals Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(157)	2,124
Citibank NA	Chalice Mining Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(360)	83,332
Citibank NA	Credit Corp. Group Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(435)	20,405
Citibank NA	Electro Optic Systems Holdings Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(297)	8,085
Citibank NA	Flight Centre Travel Group Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(268)	21,388
Citibank NA	Freedom Foods Group Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(279)	2,297
Citibank NA	InvoCare Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(186)	8,648
Citibank NA	Nearmap Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(336)	24,372
Citibank NA	Netwealth Group Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(359)	27,181
Citibank NA	Omni Bridgeway Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(354)	20,228
Citibank NA	Opthea Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(332)	17,145
Citibank NA	Pact Group Holdings Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(259)	16,469
Citibank NA	Paradigm Biopharmaceuticals Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(40)	1,049
Citibank NA	PointsBet Holdings Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(465)	18,507
Citibank NA	PolyNovo Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(266)	6,516
Citibank NA	Southern Cross Media Group Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(195)	13,327
Citibank NA	Uniti Group Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(462)	19,080

Austria
Citibank NA	DO & CO AG	1 month LIBOR BBA minus 1.37%	1/19/22	Monthly	(351)	1,710
Citibank NA	FACC AG	1 month LIBOR BBA minus 5.00%	1/19/22	Monthly	(81)	10,765

Belgium
Citibank NA	KBC Ancora	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(288)	6,284
Citibank NA	Xior Student Housing NV	1 month LIBOR BBA minus 1.65%	1/19/22	Monthly	(384)	5,916

Denmark
Citibank NA	Bang & Olufsen A/S	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(179)	11,800

France
Citibank NA	Altarea SCA	1 month LIBOR BBA minus 0.75%	1/19/22	Monthly	(130)	130
Citibank NA	Eramet SA	1 month LIBOR BBA minus 4.50%	1/19/22	Monthly	(60)	1,004
Citibank NA	McPhy Energy SA	1 month LIBOR BBA minus 17.25%	1/19/22	Monthly	(278)	35,531
Citibank NA	SOITEC	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(392)	12,812

Germany
Citibank NA	Aareal Bank AG	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(315)	8,561
Citibank NA	Amadeus Fire AG	1 month LIBOR BBA minus 1.00%	1/19/22	Monthly	(126)	2,170
Citibank NA	Fresenius SE & Co. KGaA	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(462)	9,840
Citibank NA	Hypoport SE	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(444)	10,854
Citibank NA	Instone Real Estate Group AG	1 month LIBOR BBA minus 1.50%	1/19/22	Monthly	(371)	6,027
Citibank NA	New Work SE	1 month LIBOR BBA minus 1.25%	1/19/22	Monthly	(162)	9,861
Citibank NA	SGL Carbon SE	1 month LIBOR BBA minus 4.50%	1/19/22	Monthly	(241)	1,430
Citibank NA	Sixt SE	1 month LIBOR BBA minus 2.25%	1/19/22	Monthly	(344)	13,080
Citibank NA	va-Q-tec AG	1 month LIBOR BBA minus 1.50%	1/19/22	Monthly	(266)	6,534

Hong Kong
Citibank NA	Hong Kong Television Network Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(449)	33,895

Swap Counterparty	Reference Obligation	Floating Rate[1]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[2]	Unrealized Appreciation

Ireland
Citibank NA	Greencore Group plc	1 month LIBOR BBA minus 0.35%	1/19/22	Monthly	(247)	$ 369

Israel
Citibank NA	BATM Advanced Communications Ltd.	1 month LIBOR BBA minus 3.12%	1/19/22	Monthly	(279)	17,198

Italy
Citibank NA	BPER Banca	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(374)	1,921
Citibank NA	Brunello Cucinelli SpA	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(339)	4,971
Citibank NA	PRADA SpA	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(424)	9,519
Citibank NA	Tamburi Investment Partners SpA	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(369)	5,947

Japan
Citibank NA	Japan Post Holdings Co. Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(456)	4,438

Netherlands
Citibank NA	Alfen Beheer BV	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(428)	20,995
Citibank NA	AMG Advanced Metallurgical Group NV	1 month LIBOR BBA minus 5.50%	1/19/22	Monthly	(399)	21,062
Citibank NA	Boskalis Westminster	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(413)	3,387
Citibank NA	GrandVision NV	1 month LIBOR BBA minus 1.50%	1/19/22	Monthly	(56)	2,486
Citibank NA	OCI NV	1 month LIBOR BBA minus 0.43%	1/19/22	Monthly	(392)	281

Norway
Citibank NA	Hexagon Composites ASA	1 month LIBOR BBA minus 3.64%	1/19/22	Monthly	(427)	38,125
Citibank NA	Kahoot! A/S	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(447)	37,399
Citibank NA	NEL ASA	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(482)	46,579
Citibank NA	Quantafuel ASA	1 month LIBOR BBA minus 4.35%	1/19/22	Monthly	(447)	46,466
Citibank NA	Sbanken ASA	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(42)	1,341
Citibank NA	Scatec ASA	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(432)	55,573

Spain
Citibank NA	Ence Energia y Celulosa SA	1 month LIBOR BBA minus 2.83%	1/19/22	Monthly	(361)	12,169
Citibank NA	Solaria Energia y Medio Ambiente SA	1 month LIBOR BBA minus 0.76%	1/19/22	Monthly	(414)	76,875
Citibank NA	Tubacex SA	1 month LIBOR BBA minus 2.60%	1/19/22	Monthly	(100)	3,131

Sweden
Citibank NA	Beijer Ref AB	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(414)	23,082
Citibank NA	Cellavision AB	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(130)	2,615
Citibank NA	Collector AB	1 month LIBOR BBA minus 8.00%	1/19/22	Monthly	(141)	593
Citibank NA	Eolus Vind AB	1 month LIBOR BBA minus 0.53%	1/19/22	Monthly	(398)	49,038
Citibank NA	Immunovia AB	1 month LIBOR BBA minus 15.00%	1/19/22	Monthly	(78)	1,670
Citibank NA	Nordic Entertainment Group AB	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(355)	30,280
Citibank NA	Pandox AB	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(107)	3,437
Citibank NA	PowerCell Sweden AB	1 month LIBOR BBA minus 6.50%	1/19/22	Monthly	(486)	79,783
Citibank NA	Stillfront Group AB	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(365)	24,896
Citibank NA	Tobii AB	1 month LIBOR BBA minus 9.18%	1/19/22	Monthly	(337)	21,500

Switzerland
Citibank NA	GAM Holding AG	1 month LIBOR BBA minus 0.42%	1/19/22	Monthly	(413)	7,982
Citibank NA	Idorsia Ltd.	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(358)	20,397
Citibank NA	Inficon Holding AG	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(300)	7,835
Citibank NA	Zur Rose Group AG	1 month LIBOR BBA minus 0.75%	1/19/22	Monthly	(563)	43,305

Swap Counterparty	Reference Obligation	Floating Rate[1]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[2]	Unrealized Appreciation

United Kingdom
Citibank NA	4imprint Group plc	1 month LIBOR BBA minus 0.35%	1/19/22	Monthly	(186)	$ 362
Citibank NA	AJ Bell plc	1 month LIBOR BBA minus 0.35%	1/19/22	Monthly	(330)	8,429
Citibank NA	AO World plc	1 month LIBOR BBA minus 0.35%	1/19/22	Monthly	(190)	7,793
Citibank NA	Ascential plc	1 month LIBOR BBA minus 0.35%	1/19/22	Monthly	(322)	14,801
Citibank NA	Euromoney Institutional Investor plc	1 month LIBOR BBA minus 0.35%	1/19/22	Monthly	(240)	4,734
Citibank NA	Hill & Smith Holdings plc	1 month LIBOR BBA minus 0.35%	1/19/22	Monthly	(393)	9,576
Citibank NA	Hiscox Ltd.	1 month LIBOR BBA minus 0.35%	1/19/22	Monthly	(333)	7,358
Citibank NA	Hyve Group plc	1 month LIBOR BBA minus 0.35%	1/19/22	Monthly	(312)	21,488
Citibank NA	J D Wetherspoon plc	1 month LIBOR BBA minus 0.35%	1/19/22	Monthly	(364)	8,350
Citibank NA	John Laing Group plc	1 month LIBOR BBA minus 0.35%	1/19/22	Monthly	(339)	11,614
Citibank NA	Lancashire Holdings Ltd.	1 month LIBOR BBA minus 0.35%	1/19/22	Monthly	(206)	11,470
Citibank NA	On the Beach Group plc	1 month LIBOR BBA minus 0.37%	1/19/22	Monthly	(302)	21,278
Citibank NA	Saga plc	1 month LIBOR BBA minus 1.25%	1/19/22	Monthly	(325)	39,976
Citibank NA	Superdry plc	1 month LIBOR BBA minus 0.35%	1/19/22	Monthly	(278)	9,263
Citibank NA	WH Smith plc	1 month LIBOR BBA minus 0.35%	1/19/22	Monthly	(353)	13,719

United States
Citibank NA	Ollie's Bargain Outlet Holdings, Inc.	1 month LIBOR BBA		Monthly	11	11,023
						$ 1,454,406

Swap Counterparty	Reference Obligation	Floating Rate[1]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[2]	Unrealized Depreciation

Australia
Citibank NA	Aurizon Holdings Ltd.	1 month LIBOR BBA plus 0.50%	1/19/22	Monthly	1,300	$ (73,603)
Citibank NA	Australia & New Zealand Banking Group Ltd.	1 month LIBOR BBA plus 0.50%	1/19/22	Monthly	2,419	(137,986)
Citibank NA	Coles Group Ltd.	1 month LIBOR BBA plus 0.50%	1/19/22	Monthly	1,887	(45,216)
Citibank NA	CSL Ltd.	1 month LIBOR BBA plus 0.50%	1/19/22	Monthly	2,985	(77,215)
Citibank NA	Fortescue Metals Group Ltd.	1 month LIBOR BBA plus 0.50%	1/19/22	Monthly	1,935	(341,910)
Citibank NA	IDP Education Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(397)	(19,555)
Citibank NA	Megaport Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(363)	(5,815)
Citibank NA	Rio Tinto plc	1 month LIBOR BBA plus 0.35%	1/19/22	Monthly	2,911	(143,209)
Citibank NA	Select Harvests Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(92)	(2,388)
Citibank NA	Wesfarmers Ltd.	1 month LIBOR BBA plus 0.50%	1/19/22	Monthly	158	(1,084)

Austria
Citibank NA	IMMOFINANZ AG	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(382)	(14,196)
Citibank NA	Lenzing AG	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(518)	(24,671)

Belgium
Citibank NA	Kinepolis Group NV	1 month LIBOR BBA minus 1.43%	1/19/22	Monthly	(346)	(14,483)
Citibank NA	Xior Student Housing NV	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(7)	(7,355)

Faroe Islands
Citibank NA	Bakkafrost P/F	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(422)	(3,101)

Swap Counterparty	Reference Obligation	Floating Rate[1]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[2]	Unrealized Depreciation

France
Citibank NA	Air France-KLM	1 month LIBOR BBA minus 14.50%	1/19/22	Monthly	(310)	$ (21,254)
Citibank NA	BNP Paribas SA	1 month LIBOR BBA plus 0.40%	1/19/22	Monthly	2,456	(88,370)
Citibank NA	JCDecaux SA	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(289)	(18,625)
Citibank NA	Lagardere SCA	1 month LIBOR BBA minus 3.25%	1/19/22	Monthly	(333)	(5,871)
Citibank NA	L'Oreal SA	1 month LIBOR BBA plus 0.40%	1/19/22	Monthly	1,671	(50,479)
Citibank NA	LVMH Moet Hennessy Louis Vuitton SE	1 month LIBOR BBA plus 0.40%	1/19/22	Monthly	3,092	(20,930)
Citibank NA	Robertet SA	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(67)	(241)
Citibank NA	Solocal Group	1 month LIBOR BBA minus 3.75%	1/19/22	Monthly	(150)	(1,429)
Citibank NA	TOTAL SE	1 month LIBOR BBA plus 0.40%	1/19/22	Monthly	421	(5,297)
Citibank NA	Trigano SA	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(213)	(2,153)

Germany
Citibank NA	Allianz SE (Registered)	1 month LIBOR BBA plus 0.40%	1/19/22	Monthly	3,178	(66,010)
Citibank NA	AURELIUS Equity Opportunities SE & Co. KGaA	1 month LIBOR BBA minus 5.94%	1/19/22	Monthly	(331)	(16,087)
Citibank NA	Borussia Dortmund GmbH & Co. KGaA	1 month LIBOR BBA minus 4.00%	1/19/22	Monthly	(159)	(1,463)
Citibank NA	CECONOMY AG	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(428)	(194)
Citibank NA	CTS Eventim AG & Co. KGaA	1 month LIBOR BBA minus 0.96%	1/19/22	Monthly	(333)	(5,350)
Citibank NA	Deutsche Telekom AG (Registered)	1 month LIBOR BBA plus 0.40%	1/19/22	Monthly	648	(9,399)
Citibank NA	Evotec SE	1 month LIBOR BBA minus 1.00%	1/19/22	Monthly	(172)	(13,230)
Citibank NA	Salzgitter AG	1 month LIBOR BBA minus 0.46%	1/19/22	Monthly	(138)	(773)
Citibank NA	SAP SE	1 month LIBOR BBA plus 0.40%	1/19/22	Monthly	706	(4,531)

Hong Kong
Citibank NA	Vitasoy International Holdings Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(401)	(28,451)

Italy
Citibank NA	Cerved Group SpA	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(338)	(17,695)
Citibank NA	doValue SpA	1 month LIBOR BBA minus 1.50%	1/19/22	Monthly	(273)	(3,965)
Citibank NA	Illimity Bank SpA	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(354)	(5,764)
Citibank NA	MARR SpA	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(405)	(13,385)
Citibank NA	Salvatore Ferragamo SpA	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(386)	(14,833)
Citibank NA	Technogym SpA	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(328)	(5,383)

Japan
Citibank NA	Ricoh Co. Ltd.	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(499)	(38,180)
Citibank NA	SoftBank Group Corp.	1 month LIBOR BBA plus 0.50%	1/19/22	Monthly	794	(66,379)

Jersey, C.I.
Citibank NA	Sanne Group plc	1 month LIBOR BBA minus 0.35%	1/19/22	Monthly	(318)	(135)

Netherlands
Citibank NA	Accell Group NV	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(28)	(108)
Citibank NA	Koninklijke Ahold Delhaize NV	1 month LIBOR BBA plus 0.40%	1/19/22	Monthly	2,169	(45,886)
Citibank NA	Royal Dutch Shell plc	1 month LIBOR BBA plus 0.35%	1/19/22	Monthly	847	(30,130)
Citibank NA	Royal Dutch Shell plc	1 month LIBOR BBA plus 0.35%	1/19/22	Monthly	2,641	(78,819)
Citibank NA	TomTom NV	1 month LIBOR BBA minus 0.45%	1/19/22	Monthly	(466)	(6,526)

Norway
Citibank NA	Aker ASA	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(494)	(7)
Citibank NA	Hexagon Purus Holding A/S	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(84)	(84,401)

Singapore
Citibank NA	Mapletree Industrial Trust	1 month LIBOR BBA minus 0.50%	1/19/22	Monthly	(363)	(373)

Swap Counterparty	Reference Obligation	Floating Rate[1]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[2]	Unrealized Depreciation

Spain
Citibank NA	ACS Actividades de Construccion y Servicios SA	1 month LIBOR BBA plus 0.40%	1/19/22	Monthly	1,459	$ (41,864)
Citibank NA	ACS Actividades de Construccion y Servicios SA	1 month LIBOR BBA plus 0.40%	1/19/22	Monthly	23	(506)
Citibank NA	CIE Automotive SA	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(83)	(3,779)

Sweden
Citibank NA	Attendo AB	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(229)	(3,827)
Citibank NA	Saab AB	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(362)	(4,326)
Citibank NA	Vitrolife AB	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(108)	(3,924)

Switzerland
Citibank NA	IWG plc	1 month LIBOR BBA minus 0.35%	1/19/22	Monthly	(43)	(1,209)
Citibank NA	Komax Holding AG	1 month LIBOR BBA minus 6.00%	1/19/22	Monthly	(544)	(85,898)
Citibank NA	Molecular Partners AG	1 month LIBOR BBA minus 2.00%	1/19/22	Monthly	(368)	(13,508)
Citibank NA	Nestle SA (Registered)	1 month LIBOR BBA plus 0.40%	1/19/22	Monthly	6,858	(136,743)
Citibank NA	Orior AG	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(20)	(397)
Citibank NA	Valora Holding AG	1 month LIBOR BBA minus 0.40%	1/19/22	Monthly	(283)	(3,008)

United Kingdom
Citibank NA	British American Tobacco plc	1 month LIBOR BBA plus 0.35%	1/19/22	Monthly	3,011	(86,557)
Citibank NA	Capital & Counties Properties plc	1 month LIBOR BBA minus 0.35%	1/19/22	Monthly	(347)	(26,993)
Citibank NA	GlaxoSmithKline plc	1 month LIBOR BBA plus 0.35%	1/19/22	Monthly	2,165	(71,606)
Citibank NA	Marshalls plc	1 month LIBOR BBA minus 0.35%	1/19/22	Monthly	(324)	(2,716)
Citibank NA	National Express Group plc	1 month LIBOR BBA minus 0.35%	1/19/22	Monthly	(81)	(2,369)
Citibank NA	Provident Financial plc	1 month LIBOR BBA minus 0.35%	1/19/22	Monthly	(44)	(347)
Citibank NA	Shaftesbury plc	1 month LIBOR BBA minus 0.65%	1/19/22	Monthly	(359)	(31,554)
Citibank NA	UNITE Group plc (The)	1 month LIBOR BBA minus 0.35%	1/19/22	Monthly	(315)	(3,324)
Citibank NA	Virgin Money UK plc	1 month LIBOR BBA minus 0.35%	1/19/22	Monthly	(366)	(2,081)

United States
Citibank NA	REC Silicon ASA	1 month LIBOR BBA minus 24.75%	1/19/22	Monthly	(555)	(44,115)
						$ (2,254,544)

1.	Fund pays the floating rate and receives the total return of the reference entity.
2.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.

Abbreviation(s):
AGC—Assured Guaranty Corp.
BBA—British Bankers’ Association
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
LIBOR—London Interbank Offered Rate
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ 797,961	$ 9,751,666	$ —	$ 10,549,627
China	1,658,303	1,902,510	—	3,560,813
Hong Kong	—	6,888,485	—	6,888,485
Indonesia	—	758,789	—	758,789
Israel	470,977	506,561	—	977,538
Japan	—	58,791,623	—	58,791,623
New Zealand	—	2,359,133	—	2,359,133
Singapore	952,411	2,517,107	356,182	3,825,700
United Kingdom	22,809,148	2,021,680	—	24,830,828
All Other Countries	112,585,699	—	—	112,585,699
Total Common Stocks	139,274,499	85,497,554	356,182	225,128,235
Preferred Stocks	4,287,986	—	—	4,287,986
Exchange-Traded Funds	505,343	—	—	505,343
Short-Term Investments
Affiliated Investment Company	7,265,904	—	—	7,265,904
Unaffiliated Investment Company	2,343,140	—	—	2,343,140
Total Short-Term Investments	9,609,044	—	—	9,609,044
Total Investments in Securities	153,676,872	85,497,554	356,182	239,530,608
Other Financial Instruments
Total Return Equity Swap Contracts (b)	—	1,454,406	—	1,454,406
Total Investments in Securities and Other Financial Instruments	$ 153,676,872	$ 86,951,960	$ 356,182	$ 240,985,014
Liability Valuation Inputs
Common Stock Sold Short	$ —	$ —	$ (34)	$ (34)
Exchange-Traded Funds Sold Short	(505,343)	—	—	(505,343)
Right Sold Short	(2)	—	—	(2)
Warrant Sold Short	—	—	—	—
Other Financial Instruments
Total Return Equity Swap Contracts (b)	—	(2,254,544)	—	(2,254,544)
Total Investments in Securities Sold Short and Other Financial Instruments	$ (505,345)	$ (2,254,544)	$ (34)	$ (2,759,923)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay New York Tax Free Opportunities Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Principal Amount	Value
Municipal Bonds 90.8%
Long-Term Municipal Bonds 89.4%
Certificate of Participation/Lease 0.1%
Rensselaer City School District, Certificate Participation
Insured: AGM
4.00%, due 6/1/34	$ 650,000	$ 736,951
Insured: AGM
4.00%, due 6/1/35	850,000	961,596
		1,698,547
Development 0.3%
Buffalo & Erie County Industrial Land Development Corp., Buffalo State College Foundation Housing Corp., Revenue Bonds
Series A
5.375%, due 10/1/41	855,000	862,413
Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds
5.00%, due 8/1/32	1,000,000	1,072,820
5.00%, due 8/1/42	1,000,000	1,072,820
Dutchess County Local Development Corp., Health Quest Systems, Inc., Revenue Bonds
Series A
5.00%, due 7/1/34	500,000	580,500
		3,588,553
Education 14.7%
Albany Capital Resource Corp., Albany College of Pharmacy and Health Sciences, Revenue Bonds
Series A
5.00%, due 12/1/33	150,000	165,873
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
5.00%, due 6/1/49	2,380,000	2,610,574
Albany Industrial Development Agency, Brighter Choice Charter School, Revenue Bonds
Series A
5.00%, due 4/1/27	1,375,000	1,378,465
Series A
5.00%, due 4/1/37	1,000,000	1,001,500
Buffalo & Erie County Industrial Land Development Corp., D'Youville College, Revenue Bonds
Series A
4.00%, due 11/1/40	1,000,000	1,118,480
Series A
4.00%, due 11/1/50	5,000,000	5,481,350
Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/47	500,000	553,965
Series A
5.00%, due 8/1/52	3,995,000	4,413,836
Build NYC Resource Corp., Children's Aid Society Project, Revenue Bonds
5.00%, due 7/1/45	1,120,000	1,242,125
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (a)
Series A
5.125%, due 5/1/38	800,000	897,768
Series A
5.50%, due 5/1/48	1,500,000	1,694,580

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds
4.00%, due 8/1/42	$ 1,500,000	$ 1,653,030
5.00%, due 8/1/47	240,000	281,959
Build NYC Resource Corp., Metropolitan College of New York, Revenue Bonds
5.50%, due 11/1/44	2,500,000	2,689,500
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/32	1,000,000	1,119,930
Series A
5.00%, due 6/1/37	1,500,000	1,656,990
Series A
5.00%, due 6/1/47	3,100,000	3,391,121
Series A
5.00%, due 6/1/52	1,500,000	1,637,655
Build NYC Resource Corp., New York Law School Project, Revenue Bonds
5.00%, due 7/1/30	3,865,000	4,284,352
5.00%, due 7/1/33	1,520,000	1,669,006
5.00%, due 7/1/41	1,050,000	1,138,074
City of Amherst NY, Daemen College Project, Revenue Bonds
4.00%, due 10/1/37	1,000,000	1,017,150
5.00%, due 10/1/43	2,000,000	2,169,200
5.00%, due 10/1/48	2,000,000	2,156,740
County of Cattaraugus, St. Bonaventure University Project, Revenue Bonds
Series A
5.00%, due 5/1/44	1,200,000	1,284,024
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/40	1,100,000	1,322,222
Series A
5.00%, due 7/1/51	1,000,000	1,186,380
Dutchess County Local Development Corp., Culinary Institute of America Project (The), Revenue Bonds
Series A-1
5.00%, due 7/1/31	375,000	422,925
Series A-1
5.00%, due 7/1/33	700,000	783,657
Dutchess County Local Development Corp., Marist College Project, Revenue Bonds
Series A
5.00%, due 7/1/39	1,000,000	1,080,380
5.00%, due 7/1/43	2,000,000	2,418,780
5.00%, due 7/1/48	4,000,000	4,802,320
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/38	870,000	1,035,117
5.00%, due 7/1/43	1,020,000	1,197,419
5.00%, due 7/1/48	1,100,000	1,281,973
Madison County Capital Resource Corp., Colgate University Project, Revenue Bonds
Series A
5.00%, due 7/1/29	1,000,000	1,069,510

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Monroe County Industrial Development Corp., Nazareth College of Rochester, Revenue Bonds
Series A
4.00%, due 10/1/47	$ 1,695,000	$ 1,797,920
Monroe County Industrial Development Corp., St John Fisher College, Revenue Bonds
Series A
5.00%, due 6/1/24	330,000	345,008
Monroe County Industrial Development Corp., University of Rochester, Revenue Bonds
Series C
4.00%, due 7/1/43	3,000,000	3,419,040
Series D
4.00%, due 7/1/43	2,470,000	2,815,010
Series A
4.00%, due 7/1/50	6,500,000	7,674,810
New York State Dormitory Authority, Brooklyn Law School, Revenue Bonds
Series A
5.00%, due 7/1/33	1,650,000	1,971,239
New York State Dormitory Authority, Culinary Institute of America, Revenue Bonds
6.00%, due 7/1/38	1,500,000	1,505,040
New York State Dormitory Authority, Fordham University, Revenue Bonds
4.00%, due 7/1/50	13,330,000	15,246,587
Series A
5.00%, due 7/1/41	1,075,000	1,261,147
New York State Dormitory Authority, Friends of The Bay Shore-Brightwaters Public Library, Inc., Revenue Bonds
Insured: AMBAC
4.625%, due 7/1/36	200,000	200,062
New York State Dormitory Authority, New York University, Revenue Bonds
Series A
4.00%, due 7/1/43	2,950,000	3,331,700
Series A
4.00%, due 7/1/45	9,675,000	11,460,618
New York State Dormitory Authority, Pace University, Revenue Bonds
Series A
4.00%, due 5/1/33	400,000	415,880
Series A
4.25%, due 5/1/42	450,000	466,682
New York State Dormitory Authority, Rockefeller University, Revenue Bonds
Series C
4.00%, due 7/1/49	7,055,000	8,330,615
New York State Dormitory Authority, St Joseph's College, Revenue Bonds
5.00%, due 7/1/51	1,475,000	1,740,869
New York State Dormitory Authority, St Lawrence-Lewis Board of Cooperative Educational Services, Revenue Bonds
Series A
4.00%, due 8/15/42	5,500,000	6,244,480
Series B, Insured: BAM
4.00%, due 8/15/45	4,320,000	4,874,774
Series B, Insured: BAM
4.00%, due 8/15/50	1,340,000	1,503,989

	Principal Amount	Value
Long-Term Municipal Bonds
Education
New York State Dormitory Authority, The New School, Revenue Bonds
Series A
5.00%, due 7/1/35	$ 210,000	$ 245,620
New York State Dormitory Authority, Touro College and University System Obligated Group, Revenue Bonds
5.00%, due 1/1/42	5,000,000	5,536,700
Oneida County Local Development Corp., Utica College Project, Revenue Bonds
5.00%, due 7/1/49	3,250,000	3,638,765
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/41	5,165,000	6,166,287
4.00%, due 12/1/47	4,000,000	4,715,760
4.00%, due 12/1/49	2,000,000	2,351,700
Orange County Funding Corp., Mount St Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,010,000	1,032,291
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series 2013A
7.00%, due 8/1/43	925,000	1,024,336
Series 2013A
7.00%, due 8/1/48	730,000	806,635
St Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
5.00%, due 9/1/47	2,975,000	3,371,032
5.375%, due 9/1/41	200,000	203,790
St Lawrence County Industrial Development Agency, St Lawrence University, Revenue Bonds
Series A
4.00%, due 7/1/43	3,000,000	3,262,560
Syracuse Industrial Development Agency, Syracuse City School District Project, Revenue Bonds
Series A, Insured: State Aid Withholding
3.25%, due 5/1/34	1,000,000	1,095,650
Series 2020A, Insured: State Aid Withholding
4.00%, due 5/1/36	1,500,000	1,787,880
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds
5.00%, due 8/1/32	1,000,000	1,173,230
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Revenue Bonds
Series A
4.00%, due 10/15/29	200,000	219,630
Series A
5.00%, due 10/15/39	840,000	969,192
Series A
5.00%, due 10/15/49	640,000	723,757
5.00%, due 10/15/50	1,350,000	1,536,759
		177,774,974
General 0.1%
Hudson Yards Infrastructure Corp., Revenue Bonds, Senior Lien
Series A
5.25%, due 2/15/47	60,000	60,112

	Principal Amount	Value
Long-Term Municipal Bonds
General
Hudson Yards Infrastructure Corp., Revenue Bonds, Senior Lien
Series A
5.75%, due 2/15/47	$ 800,000	$ 801,640
		861,752
General Obligation 9.2%
City of Buffalo, Limited General Obligation
Series A
5.00%, due 4/1/27	500,000	619,040
Series A
5.00%, due 4/1/28	400,000	493,152
City of Glens Falls, Limited General Obligation
Insured: AGM
4.00%, due 1/15/31	500,000	568,310
Insured: AGM
4.00%, due 1/15/32	315,000	356,662
Insured: AGM
4.00%, due 1/15/33	250,000	281,855
City of New York, Unlimited General Obligation
Series C
4.00%, due 8/1/40	4,200,000	5,041,596
Series C
4.00%, due 8/1/41	4,885,000	5,843,974
Series A, Insured: BAM
4.00%, due 8/1/44	4,930,000	5,784,763
City of New York NY, Unlimited General Obligation
Series D-1, Insured: BAM
4.00%, due 3/1/50	5,440,000	6,369,642
City of Newburgh, Limited General Obligation
Series A, Insured: AGM
3.50%, due 7/15/36	725,000	763,381
Series A
5.50%, due 6/15/31	500,000	536,365
City of Ogdensburg, Public Improvement, Limited General Obligation
5.50%, due 4/15/23	40,000	42,632
5.50%, due 4/15/24	45,000	49,045
5.50%, due 4/15/26	50,000	55,464
5.50%, due 4/15/28	55,000	60,265
City of Pittsburgh, Limited General Obligation
Series B, Insured: AGM
5.00%, due 9/15/21	450,000	462,276
Series B, Insured: AGM
5.00%, due 9/15/22	455,000	486,677
Series B, Insured: AGM
5.00%, due 9/15/24	510,000	586,031
Series B, Insured: AGM
5.00%, due 9/15/25	470,000	557,862

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
City of Pittsburgh, Limited General Obligation
Series B, Insured: AGM
5.00%, due 9/15/26	$ 395,000	$ 481,888
City of Poughkeepsie, Limited General Obligation
5.00%, due 6/1/31	600,000	655,032
City of Yonkers, Limited General Obligation
Series B, Insured: AGM
3.00%, due 2/15/39	600,000	659,124
Series A, Insured: BAM
4.00%, due 9/1/31	1,500,000	1,767,645
Series A, Insured: BAM
4.00%, due 5/1/35	1,550,000	1,856,838
Series A, Insured: AGM
4.00%, due 2/15/36	700,000	855,022
Series B, Insured: AGM
4.00%, due 2/15/36	740,000	904,643
Series A, Insured: BAM
4.00%, due 5/1/36	1,700,000	2,031,109
Series A, Insured: BAM
4.00%, due 5/1/37	2,000,000	2,378,100
Series B, Insured: AGM
4.00%, due 2/15/38	1,300,000	1,578,252
Series A, Insured: AGM
5.00%, due 2/15/32	850,000	1,152,999
Series B, Insured: AGM
5.00%, due 2/15/32	855,000	1,160,748
Series A, Insured: AGM
5.00%, due 2/15/34	600,000	806,226
Series B, Insured: AGM
5.00%, due 2/15/34	750,000	1,008,615
City of Yonkers, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 5/1/39	2,000,000	2,369,220
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Insured: NATL-RE
5.00%, due 7/1/28	150,000	151,970
Series A, Insured: AGM
5.00%, due 7/1/35	835,000	879,706
Series A, Insured: AGM
5.375%, due 7/1/25	340,000	350,503
County of Clinton, Limited General Obligation
Insured: AGM
4.00%, due 6/1/38 (b)	1,500,000	1,647,975
County of Nassau, Limited General Obligation
Series A
4.00%, due 4/1/27	1,000,000	1,006,420
Series B, Insured: AGM
5.00%, due 4/1/49	10,000,000	12,710,200

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
County of Onondaga, Limited General Obligation
3.00%, due 6/1/39	$ 2,150,000	$ 2,304,327
3.25%, due 4/15/34	1,250,000	1,349,162
County of Rockland, Limited General Obligation
Insured: BAM
5.00%, due 6/1/24	500,000	577,960
Insured: BAM
5.00%, due 6/1/25	560,000	671,972
Insured: BAM
5.00%, due 6/1/26	550,000	682,842
County of Rockland, Various Purpopse, Limited General Obligation
Insured: AGM
4.00%, due 5/1/44	915,000	1,026,520
Insured: AGM
4.00%, due 5/1/45	950,000	1,063,876
Insured: AGM
4.00%, due 5/1/46	985,000	1,101,900
Insured: AGM
4.00%, due 5/1/48	1,065,000	1,190,010
Genesee Valley Central School District at Angelica Belmont, Unlimited General Obligation
Insured: AGM
4.00%, due 6/15/30	665,000	690,496
Harrison Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.50%, due 3/15/44	1,015,000	1,085,380
Insured: State Aid Withholding
3.50%, due 3/15/45	1,055,000	1,126,044
Insured: State Aid Withholding
3.55%, due 3/15/47	1,130,000	1,206,625
Lackawanna City School District, Unlimited General Obligation
Insured: BAM
4.00%, due 6/15/32	745,000	831,196
Niagara Falls City School District, Unlimited General Obligation
Insured: BAM
5.00%, due 6/15/27	960,000	1,200,134
Poughkeepsie School District, New York School District Refunding, Unlimited General Obligation
Insured: MAC
3.00%, due 5/1/33	400,000	432,692
Suffolk County, Limited General Obligation
Series A, Insured: BAM
4.00%, due 4/1/33	2,190,000	2,520,274
Suffolk County, Public Improvement, Limited General Obligation
Series B, Insured: AGM
3.00%, due 10/15/32	5,480,000	5,935,169
Series B, Insured: AGM
3.00%, due 10/15/33	2,400,000	2,582,208
Series B, Insured: AGM
3.00%, due 10/15/34	5,740,000	6,154,658

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Suffolk County, Public Improvement, Limited General Obligation
Series A, Insured: AGM
3.25%, due 6/1/36	$ 715,000	$ 763,398
Series A, Insured: AGM
3.25%, due 6/1/37	725,000	772,444
Town of Oyster Bay NY, Limited General Obligation
Insured: AGM
4.00%, due 8/1/30	365,000	382,316
Town of Oyster Bay NY, Public Improvement Project, Limited General Obligation
4.00%, due 2/15/26	3,440,000	3,916,578
Series A, Insured: BAM
5.00%, due 1/15/28	500,000	559,445
Village of Valley Stream NY, Limited General Obligation
Insured: BAM
4.00%, due 4/1/33	490,000	548,197
Insured: BAM
4.00%, due 4/1/34	510,000	569,012
Insured: BAM
4.00%, due 4/1/35	530,000	590,701
Insured: BAM
4.00%, due 4/1/36	550,000	611,111
Insured: BAM
4.00%, due 4/1/37	570,000	631,115
West Islip Union Free School District, Limited General Obligation
Insured: State Aid Withholding
1.75%, due 6/21/21	2,650,000	2,665,025
		111,114,014
Hospital 13.1%
Brookhaven Local Development Corp., Long Island Community Hospital, Revenue Bonds
Series A
3.375%, due 10/1/40	7,990,000	8,458,613
Series A
4.00%, due 10/1/45	3,500,000	3,948,665
Series A
5.00%, due 10/1/33	1,000,000	1,307,410
Series A
5.00%, due 10/1/35	1,000,000	1,292,130
Series A
5.00%, due 10/1/50	6,250,000	7,821,875
Broome County Local Development Corp., United Health Services Hospital, Revenue Bonds
Insured: AGM
3.00%, due 4/1/45	9,600,000	10,139,040
Insured: AGM
3.00%, due 4/1/50	6,000,000	6,274,380
Insured: AGM
4.00%, due 4/1/39	700,000	831,138

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Broome County Local Development Corp., United Health Services Hospital, Revenue Bonds
Insured: AGM
4.00%, due 4/1/50	$ 4,265,000	$ 4,887,477
Build NYC Resource Corp., Children's Aid Society Project (The), Revenue Bonds
4.00%, due 7/1/44	600,000	696,138
4.00%, due 7/1/49	1,300,000	1,492,179
Dutchess County Local Development Corp., Health Quest Systems, Inc., Revenue Bonds
Series B
5.00%, due 7/1/46	6,000,000	6,812,460
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/31	2,705,000	2,975,689
Series A
4.00%, due 11/1/47	880,000	920,832
Monroe County Industrial Development Corp., Highland Hospital, Revenue Bonds
4.00%, due 7/1/40	3,100,000	3,614,352
Monroe County Industrial Development Corp., Rochester General Hospital (The), Revenue Bonds
4.00%, due 12/1/37	1,000,000	1,114,240
Series A
5.00%, due 12/1/32	540,000	573,955
Series A
5.00%, due 12/1/42	1,000,000	1,054,490
Monroe County Industrial Development Corp., Rochester Regional Health Project, Revenue Bonds
Series A
4.00%, due 12/1/46	750,000	862,995
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
5.00%, due 7/1/34	250,000	278,655
New York State Dormitory Authority, Catholic Health System Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/45	3,490,000	3,839,803
Series A
5.00%, due 7/1/32	600,000	630,366
Series B
5.00%, due 7/1/32	390,000	409,738
New York State Dormitory Authority, Maimonides Medical Center, Revenue Bonds
Insured: FHA 241
3.00%, due 2/1/50	14,000,000	14,808,080
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Revenue Bonds
Series 1
4.00%, due 7/1/38	8,500,000	10,233,150
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 8/1/36	5,750,000	6,604,852
Series A
4.00%, due 8/1/37	2,750,000	3,154,442
New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds
Series B
5.00%, due 5/1/39	1,500,000	1,568,070

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
New York State Dormitory Authority, Northwell Health Obligated Group, Revenue Bonds
Series B-3
5.00%, due 5/1/48 (c)	$ 5,000,000	$ 6,052,450
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	750,000	801,570
Series A
4.00%, due 7/1/40	1,000,000	1,128,270
Series A
4.00%, due 7/1/50	9,830,000	11,634,591
Series A
4.00%, due 7/1/53	5,070,000	6,012,716
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/32	800,000	950,728
5.00%, due 12/1/34	3,500,000	4,125,310
5.00%, due 12/1/35	100,000	114,325
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/44	4,150,000	4,402,984
Series A, Insured: AGM
4.00%, due 12/1/32	1,000,000	1,193,840
Series A, Insured: AGM
4.00%, due 12/1/33	1,255,000	1,489,710
Series A, Insured: AGM
4.00%, due 12/1/34	1,585,000	1,876,640
Series A, Insured: AGM
4.00%, due 12/1/36	1,650,000	1,940,516
Series A, Insured: AGM
4.00%, due 12/1/37	1,155,000	1,354,469
Series A, Insured: AGM
4.00%, due 12/1/38	1,000,000	1,169,490
Series A, Insured: AGM
4.00%, due 12/1/49	4,000,000	4,570,200
Suffolk County Economic Development Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/33	250,000	279,033
Westchester County Local Development Corp., Westchester Medical Center, Revenue Bonds
5.00%, due 11/1/46	2,500,000	2,787,650
		158,489,706
Housing 2.0%
Albany Capital Resource Corp., Empire Commons Student Housing, Inc., Revenue Bonds
Series A
5.00%, due 5/1/29	600,000	692,454
Series A
5.00%, due 5/1/30	350,000	402,423
Series A
5.00%, due 5/1/31	200,000	229,096

	Principal Amount	Value
Long-Term Municipal Bonds
Housing
City of Amherst NY, UBF Faculty-Student Housing Corp., Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/45	$ 2,000,000	$ 2,370,020
New York City Housing Development Corp.
Series 2014-8SPR, Class D
3.00%, due 2/15/48	7,900,000	8,026,716
New York City Housing Development Corp., College of Staten Island Residences, Revenue Bonds
Series A, Insured: AGM
3.25%, due 7/1/27	2,950,000	3,025,815
New York State Dormitory Authority, New York University Dormitory Facilities, Revenue Bonds
Series 2019A
4.00%, due 7/1/49	3,050,000	3,500,881
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A
5.00%, due 7/1/43	1,500,000	1,823,310
Onondaga Civic Development Corp., Onondaga Community College Housing Development Corp., Revenue Bonds
Series A
5.00%, due 10/1/22	325,000	332,904
Series A
5.00%, due 10/1/24	400,000	418,624
Series A
5.00%, due 10/1/25	250,000	263,573
Westchester County Local Development Corp., Purchase Housing Corp. II Project, Revenue Bonds
5.00%, due 6/1/29	185,000	214,620
5.00%, due 6/1/30	330,000	380,520
5.00%, due 6/1/31	320,000	367,370
5.00%, due 6/1/37	1,000,000	1,129,250
5.00%, due 6/1/42	1,000,000	1,116,940
		24,294,516
Multi-Family Housing 0.0%‡
Rensselaer Housing Authority, Van Rensselaer & Renwyck Apartments, Revenue Bonds
Series 2012A
5.00%, due 12/1/47	175,000	190,239
Other Revenue 29.4%
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 11/1/44	4,355,000	5,287,362
Brookhaven Local Development Corp., Jefferson's Ferry Project, Revenue Bonds
Series A
4.00%, due 11/1/55	3,565,000	3,769,987
5.25%, due 11/1/36	1,130,000	1,313,083
Build NYC Resource Corp., Bronx Charter School for Excellence Project, Revenue Bonds
Series A
5.50%, due 4/1/43	1,160,000	1,225,900
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(b)	4,305,000	4,809,460

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds
Insured: AGM
4.75%, due 12/15/32	$ 2,000,000	$ 2,117,580
Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds
5.00%, due 6/1/34	750,000	792,540
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	2,500,000	384,450
5.625%, due 5/15/43	2,300,000	2,313,018
Development Authority of the North Country, Solid Waste Management System, Revenue Bonds
Insured: AGM
3.25%, due 9/1/39	550,000	593,016
Insured: AGM
3.25%, due 9/1/40	570,000	613,041
Insured: AGM
3.25%, due 9/1/42	610,000	652,365
Insured: AGM
3.25%, due 9/1/43	630,000	676,009
Insured: AGM
3.25%, due 9/1/44	650,000	696,345
Insured: AGM
3.375%, due 9/1/38	535,000	585,456
Insured: AGM
3.50%, due 9/1/37	515,000	572,474
Dobbs Ferry Local Development Corp., Mercy College Project, Revenue Bonds
5.00%, due 7/1/39	1,000,000	1,108,560
Dutchess County Resource Recovery Agency, Solid Waste System, Revenue Bonds (b)
5.00%, due 1/1/25	1,000,000	1,166,080
5.00%, due 1/1/26	1,000,000	1,205,100
Erie Tobacco Asset Securitization Corp., Revenue Bonds
Series B
(zero coupon), due 6/1/47	18,000,000	3,919,140
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	3,205,040	2,576,051
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
4.00%, due 2/15/44	4,000,000	4,500,720
Series A
5.00%, due 2/15/42	7,500,000	8,984,025
Hudson Yards Infrastructure Corp., Revenue Bonds, Senior Lien
Series A
5.25%, due 2/15/47	1,340,000	1,345,065
Series A
5.75%, due 2/15/47	770,000	773,326
Long Island Power Authority, Revenue Bonds
Series A
4.00%, due 9/1/38	2,000,000	2,365,440

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Long Island Power Authority, Revenue Bonds
Series A
4.00%, due 9/1/39	$ 4,750,000	$ 5,784,027
Series A
4.00%, due 9/1/40	550,000	667,425
5.00%, due 9/1/37	2,000,000	2,554,080
5.00%, due 9/1/38	1,000,000	1,274,030
5.00%, due 9/1/39	1,000,000	1,271,530
5.00%, due 9/1/42	2,000,000	2,461,860
Series A
5.00%, due 9/1/44	2,000,000	2,269,300
Series B
5.00%, due 9/1/45	1,000,000	1,165,370
Series B
5.00%, due 9/1/46	245,000	291,699
Metropolitan Transportation Authority, Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds
Series B-2
5.25%, due 11/15/33	5,000,000	6,377,000
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/40	2,500,000	2,767,225
5.00%, due 1/1/50	2,400,000	2,631,072
Nassau County Tobacco Settlement Corp., Revenue Bonds
Series A-3
5.00%, due 6/1/35	750,000	758,828
Series A-3
5.125%, due 6/1/46	4,015,000	4,062,096
New York City Housing Development Corp., Capital Fund Grant Program, Revenue Bonds
Series A
5.00%, due 7/1/23	1,300,000	1,442,935
New York City Housing Development Corp., Multi-Family Housing Revenue Bonds, Revenue Bonds
Series G
3.85%, due 11/1/45	595,000	633,419
Series L-2-A
4.00%, due 5/1/44	5,000,000	5,194,350
New York City Housing Development Corp., Multifamily, Sustainable Neighborhood, Revenue Bonds
Series E-1-A
3.40%, due 11/1/47	3,000,000	3,143,070
Series G-1
3.70%, due 11/1/47	1,000,000	1,064,520
Series I-1-A
4.05%, due 11/1/41	1,000,000	1,091,930
Series I-1-A
4.15%, due 11/1/46	3,250,000	3,538,860
New York City Industrial Development Agency, Queens Ballpark Co. LLC, Revenue Bonds
Insured: AMBAC
5.00%, due 1/1/31	465,000	465,321
Insured: AMBAC
5.00%, due 1/1/36	1,780,000	1,781,335

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York City Industrial Development Agency, Queens Ballpark Co. LLC, Revenue Bonds
Insured: AMBAC
5.00%, due 1/1/39	$ 560,000	$ 560,414
Insured: AMBAC
5.00%, due 1/1/46	2,300,000	2,301,012
Insured: AGC
6.375%, due 1/1/39	500,000	502,400
New York City Industrial Development Agency, TRIPS Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/28	1,500,000	1,576,725
New York City Industrial Development Agency, United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc., Revenue Bonds
Series B
5.00%, due 7/1/34	1,000,000	1,043,050
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGC
(zero coupon), due 3/1/40	380,000	223,531
Series A, Insured: AGC
(zero coupon), due 3/1/44	1,065,000	536,409
Series A, Insured: AGC
(zero coupon), due 3/1/45	200,000	96,620
Series A, Insured: AGC
(zero coupon), due 3/1/46	3,800,000	1,766,430
Series A, Insured: AGC
(zero coupon), due 3/1/47	1,115,000	499,386
Series A
3.00%, due 3/1/49	14,980,000	15,771,693
Series A, Insured: AGM
3.00%, due 3/1/49	5,000,000	5,339,450
Series A, Insured: AGM
4.00%, due 3/1/45	6,500,000	7,706,530
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-1
4.00%, due 11/1/42	7,000,000	8,180,970
New York City Transitional Finance Authority Building Aid, Revenue Bonds
Series S-1, Insured: State Aid Withholding
4.00%, due 7/15/36	1,500,000	1,750,515
Series S-3, Insured: State Aid Withholding
4.00%, due 7/15/46	2,905,000	3,356,727
Series S-3, Insured: State Aid Withholding
5.00%, due 7/15/43	2,500,000	3,088,250
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	6,500,000	2,642,445
New York Convention Center Development Corp., Hotel Unit Fee Secured, Revenue Bonds
5.00%, due 11/15/40	1,620,000	1,852,956

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
Series A
5.00%, due 6/1/42	$ 1,000,000	$ 1,010,940
Series A
5.00%, due 6/1/45	245,000	247,156
Series A
6.25%, due 6/1/41 (a)	5,000,000	5,102,950
New York Counties Tobacco Trust V, Revenue Bonds
Series S
(zero coupon), due 6/1/38	1,600,000	574,656
New York Counties Tobacco Trust VI, Tobacco Settlement Pass Through, Revenue Bonds
Series B
5.00%, due 6/1/30	135,000	160,643
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
5.375%, due 11/15/40 (a)	1,500,000	1,662,825
New York Liberty Development Corp., 7 World Trade Center II LLC, Revenue Bonds
5.00%, due 9/15/43	1,040,000	1,087,268
5.00%, due 3/15/44	1,500,000	1,566,060
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	4,085,000	4,111,716
2.80%, due 9/15/69	14,800,000	14,771,140
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Revenue Bonds
5.50%, due 10/1/37	700,000	1,072,330
New York Liberty Development Corp., World Trade Center, Revenue Bonds
5.75%, due 11/15/51	1,500,000	1,559,385
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series D
4.00%, due 2/15/47	15,500,000	18,158,095
New York State Urban Development Corp., Bidding Group 3, Revenue Bonds
Series A
4.00%, due 3/15/44	11,320,000	13,284,812
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds (b)
5.00%, due 8/1/26	6,485,000	6,599,071
5.25%, due 8/1/31	1,640,000	1,914,930
5.375%, due 8/1/36	2,110,000	2,461,125
New York Transportation Development Corp., Delta Air Lines, Inc. - Laguardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.375%, due 10/1/45	4,000,000	4,677,640
5.00%, due 10/1/35	3,000,000	3,769,320
5.00%, due 10/1/40	3,000,000	3,714,390
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds
Series A
4.00%, due 12/1/42 (b)	1,350,000	1,588,072
Series C
4.00%, due 12/1/42	7,090,000	8,536,573
Series A
5.00%, due 12/1/32 (b)	1,000,000	1,296,140

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds
Series A
5.00%, due 12/1/36 (b)	$ 1,600,000	$ 2,060,832
Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
5.25%, due 5/15/40	500,000	534,285
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax, Revenue Bonds
Series A, Insured: AGC
4.50%, due 7/1/36	400,000	404,012
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
4.75%, due 8/1/22	1,420,000	1,438,361
Series C, Insured: AGC
5.25%, due 8/1/23	100,000	108,900
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds (d)(e)
Series U, Insured: COMWLTH GTD
5.25%, due 7/1/42	1,000,000	800,000
Series N, Insured: COMWLTH GTD
5.50%, due 7/1/23	2,365,000	2,122,587
Puerto Rico Public Buildings Authority, Unrefunded, Government Facilities, Revenue Bonds
Series D, Insured: COMWLTH GTD
5.25%, due 7/1/27 (d)(e)	2,600,000	2,297,750
Puerto Rico Sales Tax Financing Corp. Sales Tax, Revenue Bonds
Series A-1
5.00%, due 7/1/58	16,434,000	18,738,211
Rockland Tobacco Asset Securitization Corp., Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	1,897,870
Schenectady Metroplex Development Authority, General Resolution Bonds, Revenue Bonds
Series A, Insured: AGM
5.50%, due 8/1/33	1,000,000	1,126,080
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
5.00%, due 12/1/45	1,625,000	1,738,669
State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds
4.00%, due 10/1/48	2,735,000	2,976,118
Series 213
4.25%, due 10/1/47	895,000	995,893
Suffolk County Economic Development Corp., Peconic Landing at Southold, Inc., Revenue Bonds
Series A
5.00%, due 12/1/29	175,000	202,661
Series A
5.00%, due 12/1/34	165,000	188,524
Series A
5.00%, due 12/1/40	175,000	197,710
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds
Series B
6.00%, due 6/1/48	1,000,000	1,001,730
Series C
6.625%, due 6/1/44	5,600,000	5,802,496

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series B
5.25%, due 6/1/37	$ 840,000	$ 872,264
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series D
4.00%, due 11/15/39	795,000	836,268
Series D
5.00%, due 11/15/27	1,825,000	2,110,631
Series B-1
5.00%, due 1/1/32	1,070,000	1,100,527
Series A
5.125%, due 1/1/42	3,100,000	3,188,164
Series A
5.25%, due 1/1/36	1,875,000	1,934,231
Territory of Guam, Hotel Occupancy Tax, Revenue Bonds
Series A
6.00%, due 11/1/26	3,000,000	3,028,440
Series A
6.50%, due 11/1/40	2,500,000	2,523,775
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/36	1,020,000	1,178,396
Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds
Series 2014A
5.00%, due 7/1/44	690,000	740,943
Trust for Cultural Resources of The City of New York (The), Alvin Ailey Dance Foundation, Inc., Revenue Bonds
Series A
4.00%, due 7/1/46	1,515,000	1,625,140
Trust for Cultural Resources of The City of New York (The), American Museum of Natural History (The), Revenue Bonds
Series A
5.00%, due 7/1/41	1,000,000	1,147,910
Trust for Cultural Resources of The City of New York (The), Museum of Modern Art (The), Revenue Bonds
Series 2016-ONE-E
4.00%, due 4/1/30	1,200,000	1,397,316
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series B
5.00%, due 6/1/22	500,000	523,295
Series A
5.00%, due 6/1/41	2,000,000	2,335,620
Series B
5.00%, due 6/1/48	8,390,000	9,123,538
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29	1,000,000	952,000
Series A
5.00%, due 10/1/32	1,000,000	937,600
Series A, Insured: AGM
5.00%, due 10/1/32	1,200,000	1,277,940

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A
6.00%, due 10/1/39	$ 640,000	$ 615,616
Series A
6.625%, due 10/1/29	720,000	723,514
Series A
6.75%, due 10/1/37	1,630,000	1,638,802
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds, Senior Lien
Series A-1
5.00%, due 10/1/24	1,265,000	1,268,302
Series A
5.00%, due 10/1/25	410,000	411,070
Virgin Islands Public Finance Authority, United States Virgin Islands Federal Excise Tax, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/32	1,415,000	1,506,904
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project, Revenue Bonds
5.00%, due 7/1/27	270,000	313,097
5.00%, due 7/1/28	270,000	312,136
5.00%, due 7/1/29	100,000	115,183
5.00%, due 7/1/34	200,000	227,174
Westchester County Local Development Corp., Pace University, Revenue Bonds
Series A
5.50%, due 5/1/42	3,265,000	3,611,482
Westchester Tobacco Asset Securitization Corp., Revenue Bonds, Senior Lien
Series B
5.00%, due 6/1/41	250,000	297,903
		357,267,495
Transportation 11.9%
Albany County Airport Authority, Revenue Bonds
4.00%, due 12/15/44	835,000	949,228
Series A
5.00%, due 12/15/43	1,750,000	2,123,905
Series A
5.00%, due 12/15/48	2,585,000	3,114,460
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series C, Insured: AGM
6.00%, due 10/1/34 (b)	1,000,000	1,097,550
Buffalo & Fort Erie Public Bridge Authority, Revenue Bonds
5.00%, due 1/1/42	1,500,000	1,794,390
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series D
5.00%, due 11/15/45	2,000,000	2,503,960
Metropolitan Transportation Authority, Revenue Bonds
Series D
4.00%, due 11/15/42	1,230,000	1,372,126
Series E
4.00%, due 11/15/45	2,000,000	2,300,160

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Metropolitan Transportation Authority, Revenue Bonds
Series C, Insured: AGM
4.00%, due 11/15/48	$ 1,240,000	$ 1,439,752
Series A-1, Insured: AGM
4.00%, due 11/15/50	6,000,000	7,017,780
Series A-1
4.00%, due 11/15/52	1,460,000	1,655,976
Series B-1
5.00%, due 5/15/22	5,350,000	5,626,381
Series A-2
5.00%, due 11/15/27	590,000	710,159
Series D
5.00%, due 11/15/29	550,000	680,818
Series E
5.00%, due 11/15/42	685,000	744,492
Series C
5.00%, due 11/15/42	2,325,000	2,858,122
Metropolitan Transportation Authority, Climate Certified Green Bond, Revenue Bonds
Series C, Insured: AGM
4.00%, due 11/15/47	10,500,000	12,193,335
Metropolitan Transportation Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds
Series B
5.00%, due 11/15/40	2,500,000	2,828,500
MTA Hudson Rail Yards Trust Obligations, Election 2016, Revenue Bonds
Series A
5.00%, due 11/15/56	7,205,000	7,878,812
New York State Thruway Authority, Revenue Bonds
Series L
4.00%, due 1/1/36	4,000,000	4,668,960
Series N
4.00%, due 1/1/47	5,500,000	6,442,095
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
Series B, Insured: AGM
4.00%, due 1/1/50	13,500,000	15,747,885
New York Transportation Development Corp., Laguardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.25%, due 1/1/50 (b)	2,000,000	2,266,160
New York Transportation Development Corp., Laguardia Gateway Partners LLC, Revenue Bonds (b)
Series A, Insured: AGM
4.00%, due 7/1/46	5,000,000	5,406,900
Series A
5.00%, due 7/1/41	1,000,000	1,130,180
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (b)
Series A
5.00%, due 4/1/23	225,000	244,562
Series A
5.00%, due 4/1/24	490,000	551,103

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (b)
Series A
5.00%, due 4/1/27	$ 610,000	$ 684,444
Series A
5.00%, due 4/1/29	325,000	363,370
Series A
5.00%, due 4/1/29	600,000	754,866
Series A
5.00%, due 4/1/30	375,000	467,464
Series A
5.00%, due 4/1/31	350,000	433,853
Series A
5.00%, due 4/1/32	400,000	493,224
Series A
5.00%, due 4/1/34	450,000	550,728
Series A
5.00%, due 4/1/35	400,000	488,440
Series A
5.00%, due 4/1/36	600,000	730,380
Series A
5.00%, due 4/1/38	375,000	453,960
Ogdensburg Bridge and Port Authority, Revenue Bonds
5.75%, due 7/1/47 (a)	2,290,000	2,415,744
Port Authority of Guam, Revenue Bonds
Series B
5.00%, due 7/1/36 (b)	625,000	755,406
Series B
5.00%, due 7/1/37 (b)	200,000	240,934
Series A
5.00%, due 7/1/48	1,235,000	1,474,281
Port Authority of New York & New Jersey, Consolidated 178th, Revenue Bonds
Series 178
5.00%, due 12/1/38 (b)	1,500,000	1,665,810
Port Authority of New York & New Jersey, Consolidated 1st, Revenue Bonds
Series 207
5.00%, due 9/15/48 (b)	2,500,000	3,028,300
Port Authority of New York & New Jersey, Consolidated 214th, Revenue Bonds (b)
Series 214
4.00%, due 9/1/37	2,955,000	3,490,269
Series 214
4.00%, due 9/1/39	4,350,000	5,112,816
Series 214
4.00%, due 9/1/43	2,030,000	2,361,235
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds
Series 218
4.00%, due 11/1/47 (b)	5,500,000	6,360,200

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Insured: AGC
5.00%, due 7/1/23	$ 340,000	$ 352,359
Series N, Insured: NATL-RE
5.25%, due 7/1/32	1,010,000	1,117,474
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series B
5.00%, due 11/15/45	2,000,000	2,347,540
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
4.00%, due 11/15/44	1,105,000	1,290,087
Series A
4.00%, due 11/15/54	5,000,000	5,887,850
Series A
5.00%, due 11/15/49	5,000,000	6,264,500
		144,933,285
Utilities 2.7%
Guam Government, Waterworks Authority, Revenue Bonds
5.25%, due 7/1/33	1,230,000	1,378,547
5.50%, due 7/1/43	1,725,000	1,943,696
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/33	1,055,000	1,257,286
Series A
5.00%, due 10/1/34	2,000,000	2,099,080
Series A
5.00%, due 10/1/38	2,700,000	3,180,951
Series A
5.00%, due 10/1/40	1,250,000	1,467,350
Long Island Power Authority, Revenue Bonds
Series A, Insured: AGM
(zero coupon), due 12/1/26	1,500,000	1,412,550
New York Power Authority, Revenue Bonds
Series A
4.00%, due 11/15/50	2,400,000	2,876,472
Series A
4.00%, due 11/15/60	10,000,000	11,802,700
Puerto Rico Electric Power Authority, Revenue Bonds
Series TT, Insured: NATL-RE
5.00%, due 7/1/23	265,000	268,479
Series TT, Insured: NATL-RE
5.00%, due 7/1/26	215,000	217,823
Series XX-RSA-1
5.25%, due 7/1/40 (d)(e)	5,630,000	4,820,687
		32,725,621

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer 5.9%
Great Neck North, Water Authority, Revenue Bonds
Series A
4.00%, due 1/1/32	$ 250,000	$ 287,353
Series A
4.00%, due 1/1/33	425,000	486,208
Series A
4.00%, due 1/1/34	250,000	285,058
Guam Government, Waterworks Authority, Revenue Bonds
Series A
5.00%, due 7/1/35	4,000,000	4,439,240
5.00%, due 1/1/46	3,365,000	3,846,229
Series A
5.00%, due 1/1/50	9,975,000	12,390,546
Monroe County Water Authority, Revenue Bonds
3.50%, due 3/1/45	2,000,000	2,284,680
5.00%, due 8/1/37	750,000	802,987
New York City Water & Sewer System, Second General Resolution, Revenue Bonds
Series AA-2
3.00%, due 6/15/40	4,000,000	4,439,440
Series BB-1
3.00%, due 6/15/50	5,000,000	5,420,600
Series AA
4.00%, due 6/15/40	3,000,000	3,617,580
Series DD-3
4.00%, due 6/15/42	5,000,000	6,008,500
Series DD
5.00%, due 6/15/34	1,000,000	1,108,710
Series AA-1
5.00%, due 6/15/50	755,000	987,374
New York City Water & Sewer System, Water & Sewer System, Revenue Bonds
Series FF-1
4.00%, due 6/15/49	3,000,000	3,509,310
Niagara Falls Public Water Authority, Water & Sewer System, Revenue Bonds
Series A
5.00%, due 7/15/34	770,000	934,934
Onondaga County Water Authority, Revenue Bonds
Series A
4.00%, due 9/15/34	845,000	1,035,370
Series A
4.00%, due 9/15/35	600,000	730,818
Series A
4.00%, due 9/15/36	1,375,000	1,667,834
Series A
4.00%, due 9/15/37	1,945,000	2,350,455
Series A
4.00%, due 9/15/39	700,000	840,518

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/33	$ 1,085,000	$ 1,140,606
Series A
5.25%, due 7/1/24	3,000,000	3,172,500
Series A
5.25%, due 7/1/29	1,000,000	1,057,500
Saratoga County Water Authority, Revenue Bonds
4.00%, due 9/1/48	4,600,000	5,127,022
Upper Mohawk Valley Regional Water Finance Authority, Green Bond, Revenue Bonds
Series A, Insured: AGM
4.00%, due 4/1/46	2,675,000	3,170,276
		71,141,648
Total Long-Term Municipal Bonds (Cost $1,011,247,864)		1,084,080,350
Short-Term Municipal Notes 1.4%(f)
Other Revenue 0.9%
Albany Housing Authority, Nutgrove Garden Apartments Project, Revenue Bonds
0.67%, due 12/1/25	560,000	560,000
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series 2016-XFT910
0.20%, due 3/15/40 (a)	8,000,000	8,000,000
New York State Housing Finance Agency, 160 Madison Avenue, Revenue Bonds
Series A
0.01%, due 11/1/46	1,200,000	1,200,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2016-ZF0414
0.34%, due 11/15/23 (a)	770,000	770,000
		10,530,000
Utility 0.4%
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGM
0.679%, due 7/1/29	5,000,000	4,595,800
Water & Sewer 0.1%
New York City Water & Sewer System, Water & Sewer System, Revenue Bonds
Series A-1
0.01%, due 6/15/44	2,000,000	2,000,000
Total Short-Term Municipal Notes (Cost $17,235,793)		17,125,800
Total Municipal Bonds (Cost $1,028,483,657)		1,101,206,150

	Shares	Value
Closed-End Funds 0.1%
New York 0.1%
BlackRock New York Municipal Fund	12,234	$ 178,800
Eaton Vance New York Municipal Bond Fund	13,241	160,878
Nuveen New York AMT-Free Quality Municipal Income Fund	100,000	1,370,000
Total Closed-End Funds (Cost $1,685,634)		1,709,678
Short-Term Investment 7.5%
Unaffiliated Investment Company 7.5% (g)
BlackRock Liquidity Funds MuniCash, 0.01%	90,440,160	90,458,248
Total Short-Term Investment (Cost $90,458,248)		90,458,248
Total Investments (Cost $1,120,627,539)	98.4%	1,193,374,076
Other Assets, Less Liabilities	1.6	19,471,549
Net Assets	100.0%	$ 1,212,845,625

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2021.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of January 31, 2021.
Futures Contracts
As of January 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(14)	March 2021	$ (2,442,092)	$ (2,362,063)	$ 80,030

1.	As of January 31, 2021, cash in the amount of $56,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2021.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
MAC—Municipal Assurance Corp.
NATL-RE—National Public Finance Guarantee Corp.
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,084,080,350	$ —	$ 1,084,080,350
Short-Term Municipal Notes	—	17,125,800	—	17,125,800
Total Municipal Bonds	—	1,101,206,150	—	1,101,206,150
Closed-End Funds	1,709,678	—	—	1,709,678
Short-Term Investment
Unaffiliated Investment Company	—	90,458,248	—	90,458,248
Total Investments in Securities	1,709,678	1,191,664,398	—	1,193,374,076
Other Financial Instruments
Futures Contracts (b)	80,030	—	—	80,030
Total Other Financial Instruments	80,030	—	—	80,030
Total Investments in Securities and Other Financial Instruments	$ 1,789,708	$ 1,191,664,398	$ —	$ 1,193,454,106

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay S&P 500 Index Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 99.8%
Aerospace & Defense 1.5%
Boeing Co. (The)	21,232	$ 4,123,042
General Dynamics Corp.	9,300	1,364,124
Howmet Aerospace, Inc.	15,614	383,792
Huntington Ingalls Industries, Inc.	1,619	254,717
L3Harris Technologies, Inc.	8,406	1,441,713
Lockheed Martin Corp.	9,851	3,170,249
Northrop Grumman Corp.	6,203	1,777,842
Raytheon Technologies Corp.	60,764	4,054,781
Teledyne Technologies, Inc. (a)	1,476	526,947
Textron, Inc.	9,157	414,446
TransDigm Group, Inc. (a)	2,178	1,205,044
		18,716,697
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	5,439	465,361
Expeditors International of Washington, Inc.	6,772	606,229
FedEx Corp.	9,666	2,274,797
United Parcel Service, Inc., Class B	28,616	4,435,480
		7,781,867
Airlines 0.2%
Alaska Air Group, Inc.	4,948	241,611
American Airlines Group, Inc. (b)	24,437	419,583
Delta Air Lines, Inc.	25,516	968,587
Southwest Airlines Co.	23,617	1,037,731
United Airlines Holdings, Inc. (a)	11,710	468,283
		3,135,795
Auto Components 0.1%
Aptiv plc	10,803	1,443,281
BorgWarner, Inc.	9,783	410,788
		1,854,069
Automobiles 2.2%
Ford Motor Co.	156,343	1,646,292
General Motors Co.	50,394	2,553,968
Tesla, Inc. (a)	30,341	24,076,493
		28,276,753
Banks 3.9%
Bank of America Corp.	304,585	9,030,945
Citigroup, Inc.	83,299	4,830,509
Citizens Financial Group, Inc.	17,088	622,687
Comerica, Inc.	5,565	318,318
Fifth Third Bancorp	28,504	824,621
First Republic Bank	6,959	1,008,985
Huntington Bancshares, Inc.	40,703	538,297
JPMorgan Chase & Co.	121,959	15,692,465
KeyCorp	39,069	658,703

	Shares	Value
Common Stocks
Banks
M&T Bank Corp.	5,133	$ 679,969
People's United Financial, Inc.	16,999	232,206
PNC Financial Services Group, Inc. (The)	16,953	2,433,095
Regions Financial Corp.	38,427	653,643
SVB Financial Group (a)	2,072	907,080
Truist Financial Corp.	53,939	2,587,993
US Bancorp	54,849	2,350,280
Wells Fargo & Co.	165,422	4,942,809
Zions Bancorp NA	6,562	289,647
		48,602,252
Beverages 1.5%
Brown-Forman Corp., Class B	7,303	523,406
Coca-Cola Co. (The)	154,746	7,451,020
Constellation Brands, Inc., Class A	6,782	1,430,527
Molson Coors Beverage Co., Class B	7,528	377,605
Monster Beverage Corp. (a)	14,786	1,283,868
PepsiCo, Inc.	55,293	7,551,365
		18,617,791
Biotechnology 1.9%
AbbVie, Inc.	70,637	7,238,880
Alexion Pharmaceuticals, Inc. (a)	8,756	1,342,557
Amgen, Inc.	23,293	5,623,629
Biogen, Inc. (a)	6,157	1,740,030
Gilead Sciences, Inc.	50,153	3,290,037
Incyte Corp. (a)	7,448	668,458
Regeneron Pharmaceuticals, Inc. (a)	4,195	2,113,609
Vertex Pharmaceuticals, Inc. (a)	10,404	2,383,348
		24,400,548
Building Products 0.5%
Allegion plc	3,682	394,011
AO Smith Corp.	5,418	294,197
Carrier Global Corp.	32,596	1,254,946
Fortune Brands Home & Security, Inc.	5,558	479,378
Johnson Controls International plc	28,964	1,442,987
Masco Corp.	10,469	568,571
Trane Technologies plc	9,607	1,377,163
		5,811,253
Capital Markets 2.7%
Ameriprise Financial, Inc.	4,720	933,946
Bank of New York Mellon Corp. (The)	32,618	1,299,175
BlackRock, Inc.	5,675	3,979,651
Cboe Global Markets, Inc.	4,323	396,549
Charles Schwab Corp. (The)	59,683	3,076,062
CME Group, Inc.	14,364	2,610,513
Franklin Resources, Inc.	10,902	286,614

	Shares	Value
Common Stocks
Capital Markets
Goldman Sachs Group, Inc. (The)	13,767	$ 3,733,197
Intercontinental Exchange, Inc.	22,457	2,478,130
Invesco Ltd.	15,071	310,312
MarketAxess Holdings, Inc.	1,519	821,415
Moody's Corp.	6,462	1,720,572
Morgan Stanley	57,185	3,834,254
MSCI, Inc.	3,317	1,311,210
Nasdaq, Inc.	4,594	621,430
Northern Trust Corp.	8,327	742,685
Raymond James Financial, Inc.	4,876	487,259
S&P Global, Inc.	9,626	3,051,442
State Street Corp.	14,116	988,120
T. Rowe Price Group, Inc.	9,059	1,417,552
		34,100,088
Chemicals 1.8%
Air Products and Chemicals, Inc.	8,843	2,358,959
Albemarle Corp.	4,259	692,769
Celanese Corp.	4,677	571,296
CF Industries Holdings, Inc.	8,559	354,171
Corteva, Inc.	29,808	1,188,147
Dow, Inc.	29,678	1,540,288
DuPont de Nemours, Inc.	29,362	2,332,811
Eastman Chemical Co.	5,420	533,057
Ecolab, Inc.	9,936	2,032,011
FMC Corp.	5,191	562,133
International Flavors & Fragrances, Inc. (b)	4,278	480,762
Linde plc	21,000	5,153,400
LyondellBasell Industries NV, Class A	10,287	882,213
Mosaic Co. (The)	13,803	358,326
PPG Industries, Inc.	9,450	1,273,009
Sherwin-Williams Co. (The)	3,270	2,262,186
		22,575,538
Commercial Services & Supplies 0.4%
Cintas Corp.	3,516	1,118,510
Copart, Inc. (a)	8,314	912,462
Republic Services, Inc.	8,416	761,816
Rollins, Inc.	8,851	318,813
Waste Management, Inc.	15,556	1,731,694
		4,843,295
Communications Equipment 0.8%
Arista Networks, Inc. (a)	2,180	670,481
Cisco Systems, Inc.	169,063	7,536,828
F5 Networks, Inc. (a)	2,465	483,017
Juniper Networks, Inc.	13,193	322,173

	Shares	Value
Common Stocks
Communications Equipment
Motorola Solutions, Inc.	6,782	$ 1,136,324
		10,148,823
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	5,186	523,579
Quanta Services, Inc.	5,556	391,531
		915,110
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,492	716,226
Vulcan Materials Co.	5,302	790,740
		1,506,966
Consumer Finance 0.5%
American Express Co.	26,095	3,033,805
Capital One Financial Corp.	18,301	1,908,062
Discover Financial Services	12,264	1,024,534
Synchrony Financial	21,723	730,979
		6,697,380
Containers & Packaging 0.3%
Amcor plc	62,755	686,540
Avery Dennison Corp.	3,337	503,453
Ball Corp.	13,088	1,152,006
International Paper Co.	15,728	791,276
Packaging Corp. of America	3,794	510,141
Sealed Air Corp.	6,208	262,412
Westrock Co.	10,509	435,388
		4,341,216
Distributors 0.1%
Genuine Parts Co.	5,772	541,876
LKQ Corp. (a)	11,202	393,078
Pool Corp.	1,607	569,167
		1,504,121
Diversified Financial Services 1.4% (a)
Berkshire Hathaway, Inc., Class B	77,864	17,742,870
Diversified Telecommunication Services 1.4%
AT&T, Inc.	285,112	8,162,757
Lumen Technologies, Inc.	39,507	489,097
Verizon Communications, Inc.	165,566	9,064,738
		17,716,592
Electric Utilities 1.8%
Alliant Energy Corp.	9,993	486,159
American Electric Power Co., Inc.	19,861	1,606,954
Duke Energy Corp.	29,446	2,767,924

	Shares	Value
Common Stocks
Electric Utilities
Edison International	15,145	$ 880,833
Entergy Corp.	8,011	763,689
Evergy, Inc.	9,075	487,600
Eversource Energy	13,717	1,200,238
Exelon Corp.	39,033	1,622,211
FirstEnergy Corp.	21,709	667,769
NextEra Energy, Inc.	78,383	6,338,833
NRG Energy, Inc.	9,771	404,617
Pinnacle West Capital Corp.	4,505	339,001
PPL Corp.	30,761	851,157
Southern Co. (The)	42,260	2,489,959
Xcel Energy, Inc.	21,024	1,345,326
		22,252,270
Electrical Equipment 0.5%
AMETEK, Inc.	9,205	1,042,558
Eaton Corp. plc	15,949	1,877,197
Emerson Electric Co.	23,928	1,898,687
Rockwell Automation, Inc.	4,648	1,155,168
		5,973,610
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	11,970	1,494,814
CDW Corp.	5,721	753,227
Corning, Inc.	30,568	1,096,474
FLIR Systems, Inc.	5,249	273,210
IPG Photonics Corp. (a)	1,429	319,281
Keysight Technologies, Inc. (a)	7,414	1,049,748
TE Connectivity Ltd.	13,234	1,593,374
Trimble, Inc. (a)	10,004	659,364
Vontier Corp. (a)	6,025	195,391
Zebra Technologies Corp., Class A (a)	2,133	827,241
		8,262,124
Energy Equipment & Services 0.2%
Baker Hughes Co.	27,440	551,270
Halliburton Co.	35,369	623,556
NOV, Inc.	15,535	192,323
Schlumberger NV	55,696	1,237,008
TechnipFMC plc	16,903	180,693
		2,784,850
Entertainment 2.2%
Activision Blizzard, Inc.	30,922	2,813,902
Electronic Arts, Inc.	11,607	1,662,122
Live Nation Entertainment, Inc. (a)	5,721	380,160
Netflix, Inc. (a)	17,677	9,411,058
Take-Two Interactive Software, Inc. (a)	4,602	922,471

	Shares	Value
Common Stocks
Entertainment
Walt Disney Co. (The) (a)	72,438	$ 12,181,899
		27,371,612
Equity Real Estate Investment Trusts 2.4%
Alexandria Real Estate Equities, Inc.	4,954	827,863
American Tower Corp.	17,774	4,041,097
AvalonBay Communities, Inc.	5,586	914,261
Boston Properties, Inc.	5,667	517,227
Crown Castle International Corp.	17,257	2,748,350
Digital Realty Trust, Inc.	11,209	1,613,536
Duke Realty Corp.	14,882	588,732
Equinix, Inc.	3,565	2,637,957
Equity Residential	13,703	844,653
Essex Property Trust, Inc.	2,609	625,142
Extra Space Storage, Inc.	5,171	588,408
Federal Realty Investment Trust	2,754	241,140
Healthpeak Properties, Inc.	21,540	638,661
Host Hotels & Resorts, Inc.	28,221	382,395
Iron Mountain, Inc.	11,530	388,215
Kimco Realty Corp.	17,305	285,706
Mid-America Apartment Communities, Inc.	4,576	607,464
Prologis, Inc.	29,577	3,052,346
Public Storage	6,085	1,385,068
Realty Income Corp.	14,044	829,439
Regency Centers Corp.	6,314	297,894
SBA Communications Corp.	4,446	1,194,507
Simon Property Group, Inc.	13,120	1,219,242
SL Green Realty Corp. (b)	2,978	200,955
UDR, Inc.	11,783	453,056
Ventas, Inc.	14,987	690,451
Vornado Realty Trust	6,275	249,494
Welltower, Inc.	16,697	1,011,838
Weyerhaeuser Co.	29,865	931,489
		30,006,586
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	17,654	6,221,799
Kroger Co. (The)	30,981	1,068,845
Sysco Corp.	20,380	1,457,374
Walgreens Boots Alliance, Inc.	28,756	1,444,989
Walmart, Inc.	55,468	7,792,699
		17,985,706
Food Products 1.0%
Archer-Daniels-Midland Co.	22,262	1,113,323
Campbell Soup Co.	8,103	389,835
Conagra Brands, Inc.	19,546	676,292
General Mills, Inc.	24,458	1,421,010
Hershey Co. (The)	5,903	858,532

	Shares	Value
Common Stocks
Food Products
Hormel Foods Corp.	11,233	$ 526,378
J M Smucker Co. (The)	4,565	531,412
Kellogg Co.	10,176	599,774
Kraft Heinz Co. (The)	25,926	868,780
Lamb Weston Holdings, Inc.	5,855	437,369
McCormick & Co., Inc. (Non-Voting)	9,950	890,923
Mondelez International, Inc., Class A	57,221	3,172,332
Tyson Foods, Inc., Class A	11,769	756,864
		12,242,824
Gas Utilities 0.0%‡
Atmos Energy Corp.	5,037	448,293
Health Care Equipment & Supplies 3.9%
Abbott Laboratories	70,912	8,764,014
ABIOMED, Inc. (a)	1,808	629,636
Align Technology, Inc. (a)	2,871	1,508,366
Baxter International, Inc.	20,438	1,570,251
Becton Dickinson and Co.	11,605	3,038,073
Boston Scientific Corp. (a)	57,292	2,030,428
Cooper Cos., Inc. (The)	1,962	714,246
Danaher Corp.	25,296	6,016,401
DENTSPLY SIRONA, Inc.	8,744	467,717
DexCom, Inc. (a)	3,842	1,440,174
Edwards Lifesciences Corp. (a)	24,937	2,059,297
Hologic, Inc. (a)	10,283	819,864
IDEXX Laboratories, Inc. (a)	3,413	1,633,735
Intuitive Surgical, Inc. (a)	4,703	3,516,151
Medtronic plc	53,855	5,995,677
ResMed, Inc.	5,798	1,168,703
STERIS plc	3,414	638,794
Stryker Corp.	13,081	2,891,032
Teleflex, Inc.	1,863	703,525
Varian Medical Systems, Inc. (a)	3,655	641,708
West Pharmaceutical Services, Inc.	2,958	885,891
Zimmer Biomet Holdings, Inc.	8,293	1,274,385
		48,408,068
Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	5,884	613,113
Anthem, Inc.	9,950	2,954,951
Cardinal Health, Inc.	11,740	630,790
Centene Corp. (a)	23,198	1,398,839
Cigna Corp.	14,455	3,137,458
CVS Health Corp.	52,370	3,752,311
DaVita, Inc. (a)	2,957	347,063
HCA Healthcare, Inc.	10,560	1,715,789
Henry Schein, Inc. (a)	5,712	376,135

	Shares	Value
Common Stocks
Health Care Providers & Services
Humana, Inc.	5,295	$ 2,028,567
Laboratory Corp. of America Holdings (a)	3,897	892,062
McKesson Corp.	6,424	1,120,795
Quest Diagnostics, Inc.	5,392	696,377
UnitedHealth Group, Inc.	37,962	12,663,364
Universal Health Services, Inc., Class B	3,110	387,755
		32,715,369
Health Care Technology 0.1%
Cerner Corp.	12,267	982,709
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	29,756	555,544
Chipotle Mexican Grill, Inc. (a)	1,119	1,656,120
Darden Restaurants, Inc.	5,209	608,880
Domino's Pizza, Inc.	1,576	584,318
Hilton Worldwide Holdings, Inc.	11,100	1,125,429
Las Vegas Sands Corp.	13,142	631,999
Marriott International, Inc., Class A	10,640	1,237,538
McDonald's Corp.	29,812	6,196,126
MGM Resorts International	16,403	468,470
Norwegian Cruise Line Holdings Ltd. (a)(b)	12,629	286,047
Royal Caribbean Cruises Ltd.	7,450	484,250
Starbucks Corp.	46,960	4,546,198
Wynn Resorts Ltd.	3,884	386,575
Yum! Brands, Inc.	12,070	1,224,984
		19,992,478
Household Durables 0.4%
DR Horton, Inc.	13,268	1,018,982
Garmin Ltd.	5,968	685,485
Leggett & Platt, Inc.	5,301	217,341
Lennar Corp., Class A	11,007	915,232
Mohawk Industries, Inc. (a)	2,393	343,635
Newell Brands, Inc.	15,109	362,918
NVR, Inc. (a)	140	622,507
PulteGroup, Inc.	10,726	466,581
Whirlpool Corp.	2,502	463,095
		5,095,776
Household Products 1.5%
Church & Dwight Co., Inc.	9,940	839,234
Clorox Co. (The)	5,043	1,056,307
Colgate-Palmolive Co.	34,295	2,675,010
Kimberly-Clark Corp.	13,610	1,797,881
Procter & Gamble Co. (The)	99,209	12,719,586
		19,088,018

	Shares	Value
Common Stocks
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	26,612	$ 649,067
Industrial Conglomerates 1.2%
3M Co.	23,079	4,054,057
General Electric Co.	350,484	3,743,169
Honeywell International, Inc.	28,075	5,485,013
Roper Technologies, Inc.	4,196	1,648,650
		14,930,889
Insurance 1.8%
Aflac, Inc.	26,138	1,180,915
Allstate Corp. (The)	12,166	1,303,952
American International Group, Inc.	34,470	1,290,557
Aon plc, Class A	9,147	1,857,756
Arthur J Gallagher & Co.	7,694	887,964
Assurant, Inc.	2,373	321,470
Chubb Ltd.	18,060	2,630,800
Cincinnati Financial Corp.	5,987	503,447
Everest Re Group Ltd.	1,599	337,517
Globe Life, Inc.	3,852	348,182
Hartford Financial Services Group, Inc. (The)	14,337	688,463
Lincoln National Corp.	7,268	330,621
Loews Corp.	9,348	423,371
Marsh & McLennan Cos., Inc.	20,293	2,230,404
MetLife, Inc.	30,606	1,473,679
Principal Financial Group, Inc.	10,222	503,638
Progressive Corp. (The)	23,430	2,042,862
Prudential Financial, Inc.	15,845	1,240,347
Travelers Cos., Inc. (The)	10,135	1,381,400
Unum Group	8,148	189,278
W R Berkley Corp.	5,633	350,035
Willis Towers Watson plc	5,157	1,046,561
		22,563,219
Interactive Media & Services 5.6% (a)
Alphabet, Inc.
Class A	12,028	21,979,486
Class C	11,614	21,320,284
Facebook, Inc., Class A	96,182	24,846,696
Twitter, Inc.	31,822	1,607,966
		69,754,432
Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc. (a)	17,064	54,710,597
Booking Holdings, Inc. (a)	1,639	3,186,757
eBay, Inc.	26,202	1,480,675
Etsy, Inc. (a)	5,045	1,004,409

	Shares	Value
Common Stocks
Internet & Direct Marketing Retail
Expedia Group, Inc.	5,439	$ 674,980
		61,057,418
IT Services 5.1%
Accenture plc, Class A	25,349	6,132,430
Akamai Technologies, Inc. (a)	6,513	723,138
Automatic Data Processing, Inc.	17,157	2,832,964
Broadridge Financial Solutions, Inc.	4,626	653,700
Cognizant Technology Solutions Corp., Class A	21,391	1,667,428
DXC Technology Co.	10,180	287,076
Fidelity National Information Services, Inc.	24,827	3,065,141
Fiserv, Inc. (a)	23,006	2,362,486
FleetCor Technologies, Inc. (a)	3,337	810,057
Gartner, Inc. (a)	3,572	542,623
Global Payments, Inc.	11,977	2,114,180
International Business Machines Corp.	35,651	4,246,391
Jack Henry & Associates, Inc.	3,053	442,044
Leidos Holdings, Inc.	5,352	567,633
Mastercard, Inc., Class A	35,198	11,132,775
Paychex, Inc.	12,802	1,117,871
PayPal Holdings, Inc. (a)	46,879	10,984,219
VeriSign, Inc. (a)	4,018	779,773
Visa, Inc., Class A	67,844	13,110,853
Western Union Co. (The)	16,450	366,342
		63,939,124
Leisure Products 0.0%‡
Hasbro, Inc.	5,099	478,388
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc.	12,244	1,471,361
Bio-Rad Laboratories, Inc., Class A (a)	861	494,016
Illumina, Inc. (a)	5,841	2,490,836
IQVIA Holdings, Inc. (a)	7,671	1,363,904
Mettler-Toledo International, Inc. (a)	952	1,112,031
PerkinElmer, Inc.	4,480	658,874
Thermo Fisher Scientific, Inc.	15,858	8,082,823
Waters Corp. (a)	2,482	656,911
		16,330,756
Machinery 1.7%
Caterpillar, Inc.	21,736	3,974,210
Cummins, Inc.	5,922	1,388,235
Deere & Co.	12,539	3,621,263
Dover Corp.	5,765	671,565
Flowserve Corp.	5,211	185,303
Fortive Corp.	13,492	891,552
IDEX Corp.	3,029	563,970

	Shares	Value
Common Stocks
Machinery
Illinois Tool Works, Inc.	11,524	$ 2,238,076
Ingersoll Rand, Inc. (a)	14,873	622,286
Otis Worldwide Corp.	16,293	1,053,343
PACCAR, Inc.	13,862	1,264,492
Parker-Hannifin Corp.	5,153	1,363,535
Pentair plc	6,655	362,431
Snap-on, Inc.	2,169	390,398
Stanley Black & Decker, Inc.	6,410	1,112,071
Westinghouse Air Brake Technologies Corp.	7,158	531,195
Xylem, Inc.	7,211	696,511
		20,930,436
Media 1.3%
Charter Communications, Inc., Class A (a)	5,838	3,546,935
Comcast Corp., Class A	182,681	9,055,497
Discovery, Inc. (a)
Class A (b)	6,414	265,668
Class C	11,804	413,494
DISH Network Corp., Class A (a)	9,893	287,095
Fox Corp.
Class A	13,506	421,117
Class B	6,189	184,989
Interpublic Group of Cos., Inc. (The)	15,606	375,637
News Corp.
Class A	15,643	303,474
Class B	4,872	91,983
Omnicom Group, Inc.	8,601	536,530
ViacomCBS, Inc.	22,605	1,096,343
		16,578,762
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	58,130	1,564,278
Newmont Corp.	32,143	1,915,723
Nucor Corp.	12,081	588,707
		4,068,708
Multiline Retail 0.5%
Dollar General Corp.	9,802	1,907,567
Dollar Tree, Inc. (a)	9,410	956,621
Target Corp.	20,036	3,629,922
		6,494,110
Multi-Utilities 0.8%
Ameren Corp.	9,890	719,201
CenterPoint Energy, Inc.	21,799	459,741
CMS Energy Corp.	11,457	651,674
Consolidated Edison, Inc.	13,689	968,907
Dominion Energy, Inc.	32,641	2,379,202
DTE Energy Co.	7,744	919,368

	Shares	Value
Common Stocks
Multi-Utilities
NiSource, Inc.	15,333	$ 339,626
Public Service Enterprise Group, Inc.	20,239	1,142,087
Sempra Energy	11,541	1,428,314
WEC Energy Group, Inc.	12,621	1,122,007
		10,130,127
Oil, Gas & Consumable Fuels 2.2%
Apache Corp.	15,104	215,685
Cabot Oil & Gas Corp.	15,948	292,327
Chevron Corp.	77,021	6,562,189
ConocoPhillips	54,195	2,169,426
Devon Energy Corp.	23,666	389,542
Diamondback Energy, Inc.	6,320	358,281
EOG Resources, Inc.	23,341	1,189,457
Exxon Mobil Corp.	169,172	7,585,673
Hess Corp.	10,934	590,217
HollyFrontier Corp.	5,964	169,735
Kinder Morgan, Inc.	77,894	1,096,748
Marathon Oil Corp.	31,582	228,654
Marathon Petroleum Corp.	26,033	1,123,584
Occidental Petroleum Corp.	33,532	672,652
ONEOK, Inc.	17,781	708,217
Phillips 66	17,477	1,184,941
Pioneer Natural Resources Co.	8,089	977,960
Valero Energy Corp.	16,316	920,712
Williams Cos., Inc. (The)	48,555	1,030,823
		27,466,823
Personal Products 0.2%
Estee Lauder Cos., Inc. (The), Class A	9,064	2,144,996
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	90,413	5,554,070
Catalent, Inc. (a)	6,589	758,064
Eli Lilly and Co.	31,767	6,606,583
Johnson & Johnson	105,328	17,182,157
Merck & Co., Inc.	101,227	7,801,565
Perrigo Co. plc	5,461	233,185
Pfizer, Inc.	222,392	7,983,873
Viatris, Inc. (a)	48,269	820,090
Zoetis, Inc.	19,016	2,933,218
		49,872,805
Professional Services 0.3%
Equifax, Inc.	4,867	861,994
IHS Markit Ltd.	14,912	1,298,537
Nielsen Holdings plc	14,284	318,962
Robert Half International, Inc.	4,560	307,800

	Shares	Value
Common Stocks
Professional Services
Verisk Analytics, Inc.	6,505	$ 1,193,668
		3,980,961
Real Estate Management & Development 0.1% (a)
CBRE Group, Inc., Class A	13,422	818,474
Road & Rail 1.0%
CSX Corp.	30,599	2,624,017
JB Hunt Transport Services, Inc.	3,340	449,764
Kansas City Southern	3,745	758,999
Norfolk Southern Corp.	10,162	2,404,533
Old Dominion Freight Line, Inc.	3,849	746,706
Union Pacific Corp.	26,962	5,324,186
		12,308,205
Semiconductors & Semiconductor Equipment 5.4%
Advanced Micro Devices, Inc. (a)	48,120	4,120,997
Analog Devices, Inc.	14,784	2,178,127
Applied Materials, Inc.	36,541	3,532,784
Broadcom, Inc.	16,185	7,291,342
Enphase Energy, Inc. (a)	5,056	921,962
Intel Corp.	163,962	9,101,531
KLA Corp.	6,180	1,730,832
Lam Research Corp.	5,762	2,788,520
Maxim Integrated Products, Inc.	10,694	937,971
Microchip Technology, Inc.	10,417	1,417,858
Micron Technology, Inc. (a)	44,540	3,486,146
NVIDIA Corp.	24,767	12,868,685
Qorvo, Inc. (a)	4,563	779,725
QUALCOMM, Inc.	45,251	7,071,826
Skyworks Solutions, Inc.	6,645	1,124,666
Teradyne, Inc.	6,644	753,961
Texas Instruments, Inc.	36,727	6,085,297
Xilinx, Inc.	9,807	1,280,500
		67,472,730
Software 8.7%
Adobe, Inc. (a)	19,194	8,805,631
ANSYS, Inc. (a)	3,436	1,217,615
Autodesk, Inc. (a)	8,798	2,440,829
Cadence Design Systems, Inc. (a)	11,160	1,455,153
Citrix Systems, Inc.	4,926	656,685
Fortinet, Inc. (a)	5,391	780,347
Intuit, Inc.	10,512	3,797,250
Microsoft Corp.	302,496	70,166,972
NortonLifeLock, Inc.	23,681	498,959
Oracle Corp.	75,893	4,586,214
Paycom Software, Inc. (a)	1,961	744,670

	Shares	Value
Common Stocks
Software
salesforce.com, Inc. (a)	36,609	$ 8,257,526
ServiceNow, Inc. (a)	7,806	4,239,907
Synopsys, Inc. (a)	6,106	1,559,778
Tyler Technologies, Inc. (a)	1,613	681,960
		109,889,496
Specialty Retail 2.2%
Advance Auto Parts, Inc.	2,715	404,915
AutoZone, Inc. (a)	927	1,036,729
Best Buy Co., Inc.	9,221	1,003,429
CarMax, Inc. (a)	6,565	773,226
Gap, Inc. (The)	8,230	166,657
Home Depot, Inc. (The)	43,075	11,665,571
L Brands, Inc.	9,347	380,984
Lowe's Cos., Inc.	29,316	4,891,375
O'Reilly Automotive, Inc. (a)	2,899	1,233,438
Ross Stores, Inc.	14,244	1,585,215
TJX Cos., Inc. (The)	48,037	3,076,289
Tractor Supply Co.	4,661	660,650
Ulta Beauty, Inc. (a)	2,254	630,579
		27,509,057
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc. (c)	639,428	84,378,919
Hewlett Packard Enterprise Co.	51,493	635,424
HP, Inc.	54,954	1,337,580
NetApp, Inc.	8,937	593,774
Seagate Technology plc	8,943	591,311
Western Digital Corp.	12,174	686,979
Xerox Holdings Corp.	6,667	140,207
		88,364,194
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	13,937	213,097
NIKE, Inc., Class B	50,205	6,706,886
PVH Corp.	2,843	242,394
Ralph Lauren Corp.	1,929	194,925
Tapestry, Inc.	11,099	350,950
Under Armour, Inc. (a)
Class A	7,543	132,003
Class C	7,786	116,556
VF Corp.	12,796	983,629
		8,940,440
Tobacco 0.6%
Altria Group, Inc.	74,355	3,054,503
Philip Morris International, Inc.	62,309	4,962,912
		8,017,415

	Shares	Value
Common Stocks
Trading Companies & Distributors 0.2%
Fastenal Co.	22,970	$ 1,047,202
United Rentals, Inc. (a)	2,886	701,327
WW Grainger, Inc.	1,804	657,360
		2,405,889
Water Utilities 0.1%
American Water Works Co., Inc.	7,253	1,153,372
Wireless Telecommunication Services 0.2% (a)
T-Mobile US, Inc.	23,341	2,942,833
Total Common Stocks (d) (Cost $382,651,226)		1,254,092,443

Short-Term Investments 0.3%
Affiliated Investment Company 0.0%‡(e)
MainStay U.S. Government Liquidity Fund, 0.01%	650,490	650,490
Total Affiliated Investment Company (Cost $650,490)		650,490
Unaffiliated Investment Company 0.1% (e)(f)
BlackRock Liquidity FedFund, 0.105%	1,059,444	1,059,444
Total Unaffiliated Investment Company (Cost $1,059,444)		1,059,444

	Principal Amount
U.S. Treasury Debt 0.2% (g)
U.S. Treasury Bills
0.061%, due 4/29/21 (c)	$ 1,000,000	999,849
0.111%, due 4/8/21	1,100,000	1,099,864
Total U.S. Treasury Debt (Cost $2,099,742)		2,099,713
Total Short-Term Investments (Cost $3,809,676)		3,809,647
Total Investments (Cost $386,460,902)	100.1%	1,257,902,090
Other Assets, Less Liabilities	(0.1)	(1,151,798)
Net Assets	100.0%	$ 1,256,750,292

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2021, the aggregate market value of securities on loan was $1,636,220. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $672,528.

(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 99.95% of the Fund’s net assets.
(e)	Current yield as of January 31, 2021.
(f)	Represents a security purchased with cash collateral received for securities on loan.
(g)	Interest rate shown represents yield to maturity.
Futures Contracts
As of January 31, 2021, the Fund held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	11	March 2021	$ 2,054,280	$ 2,037,860	$ (16,420)

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2021.
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,254,092,443	$ —	$ —	$ 1,254,092,443
Short-Term Investments
Affiliated Investment Company	650,490	—	—	650,490
U.S. Treasury Debt	—	2,099,713	—	2,099,713
Unaffiliated Investment Company	1,059,444	—	—	1,059,444
Total Short-Term Investments	1,709,934	2,099,713	—	3,809,647
Total Investments in Securities	$ 1,255,802,377	$ 2,099,713	$ —	$ 1,257,902,090
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (16,420)	$ —	$ —	$ (16,420)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Short Duration High Yield Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 95.2%
Convertible Bonds 2.1%
Investment Companies 0.5%
Ares Capital Corp.
3.75%, due 2/1/22	$ 2,435,000	$ 2,455,698
4.625%, due 3/1/24	4,500,000	4,879,800
		7,335,498
Media 1.3%
DISH Network Corp.
2.375%, due 3/15/24	21,650,000	19,851,944
Oil & Gas Services 0.3%
Forum Energy Technologies, Inc.
9.00% (6.25% Cash and 2.75% PIK), due 8/4/25 (a)	6,066,299	4,732,320
Total Convertible Bonds (Cost $32,572,074)		31,919,762
Corporate Bonds 76.6%
Advertising 0.3%
Outfront Media Capital LLC
6.25%, due 6/15/25 (b)	4,000,000	4,235,000
Aerospace & Defense 1.4%
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (b)	3,600,000	3,609,000
Spirit AeroSystems, Inc.
5.50%, due 1/15/25 (b)	2,125,000	2,228,594
SSL Robotics LLC
9.75%, due 12/31/23 (b)	1,000,000	1,128,870
TransDigm UK Holdings plc
6.875%, due 5/15/26	1,500,000	1,580,207
TransDigm, Inc.
6.25%, due 3/15/26 (b)	1,400,000	1,476,496
6.50%, due 7/15/24	6,545,000	6,660,846
8.00%, due 12/15/25 (b)	3,450,000	3,773,438
		20,457,451
Airlines 0.5%
Delta Air Lines, Inc.
4.50%, due 10/20/25 (b)	2,000,000	2,136,429
7.00%, due 5/1/25 (b)	2,575,000	2,985,922
7.375%, due 1/15/26	500,000	574,106
Spirit Loyalty Cayman Ltd.
8.00%, due 9/20/25 (b)	1,650,000	1,871,925
		7,568,382

	Principal Amount	Value
Corporate Bonds
Apparel 0.2%
Levi Strauss & Co.
5.00%, due 5/1/25	$ 1,500,000	$ 1,539,900
William Carter Co. (The)
5.50%, due 5/15/25 (b)	1,300,000	1,382,875
		2,922,775
Auto Manufacturers 3.5%
BCD Acquisition, Inc.
9.625%, due 9/15/23 (b)	4,942,000	5,063,474
Ford Motor Co.
8.50%, due 4/21/23	1,800,000	2,015,460
9.00%, due 4/22/25	3,290,000	4,001,232
Ford Motor Credit Co. LLC
2.979%, due 8/3/22	1,797,000	1,817,216
3.087%, due 1/9/23	2,400,000	2,426,520
3.096%, due 5/4/23	1,065,000	1,076,316
3.219%, due 1/9/22	700,000	705,688
3.336%, due 3/18/21	1,500,000	1,501,734
3.339%, due 3/28/22	2,000,000	2,017,500
3.37%, due 11/17/23	4,000,000	4,083,800
3.375%, due 11/13/25	7,000,000	7,146,650
3.664%, due 9/8/24	1,150,000	1,179,440
4.14%, due 2/15/23	1,100,000	1,133,000
5.125%, due 6/16/25	3,000,000	3,258,750
5.584%, due 3/18/24	840,000	907,998
JB Poindexter & Co., Inc.
7.125%, due 4/15/26 (b)	6,700,000	7,135,500
Mclaren Finance plc
5.75%, due 8/1/22 (b)	7,300,000	7,026,250
		52,496,528
Auto Parts & Equipment 0.8%
American Axle & Manufacturing, Inc.
6.25%, due 4/1/25	2,000,000	2,060,000
Exide Global Holding Netherlands CV
10.75%, due 10/26/24 (c)(d)(e)	1,610,000	1,527,890
Meritor, Inc.
6.25%, due 2/15/24	773,000	784,112
6.25%, due 6/1/25 (b)	1,335,000	1,421,775
Nexteer Automotive Group Ltd.
5.875%, due 11/15/21 (b)	6,162,000	6,165,293
		11,959,070
Building Materials 0.1%
Summit Materials LLC
5.125%, due 6/1/25 (b)	1,690,000	1,721,688

	Principal Amount	Value
Corporate Bonds
Chemicals 1.9%
Kraton Polymers LLC
4.25%, due 12/15/25 (b)	$ 1,540,000	$ 1,547,700
Neon Holdings, Inc.
10.125%, due 4/1/26 (b)	2,600,000	2,840,500
NOVA Chemicals Corp.
4.875%, due 6/1/24 (b)	2,150,000	2,203,750
Olin Corp.
9.50%, due 6/1/25 (b)	1,000,000	1,244,250
TPC Group, Inc.
10.50%, due 8/1/24 (b)	18,863,000	17,888,349
10.875%, due 8/1/24 (d)	2,600,000	2,549,019
		28,273,568
Coal 0.0%‡
Natural Resource Partners LP
9.125%, due 6/30/25 (b)	295,000	276,563
Commercial Services 0.9% (b)
Graham Holdings Co.
5.75%, due 6/1/26	1,000,000	1,048,750
IHS Markit Ltd.
5.00%, due 11/1/22	1,630,000	1,735,705
Jaguar Holding Co. II
4.625%, due 6/15/25	3,600,000	3,775,500
Legends Hospitality Holding Co. LLC
5.00%, due 2/1/26	2,000,000	2,032,500
Nielsen Co. Luxembourg SARL (The)
5.50%, due 10/1/21	683,000	684,708
Nielsen Finance LLC
5.00%, due 4/15/22	1,794,000	1,797,588
Ritchie Bros Auctioneers, Inc.
5.375%, due 1/15/25	2,175,000	2,237,531
		13,312,282
Cosmetics & Personal Care 0.2%
Edgewell Personal Care Co.
4.70%, due 5/24/22	3,254,000	3,389,244
Distribution & Wholesale 0.5%
Avient Corp.
5.25%, due 3/15/23	1,750,000	1,863,750
5.75%, due 5/15/25 (b)	1,775,000	1,883,719
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (b)	3,500,000	3,832,500
		7,579,969

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services 2.3% (b)
Credit Acceptance Corp.
5.125%, due 12/31/24	$ 10,090,000	$ 10,367,475
Genworth Mortgage Holdings, Inc.
6.50%, due 8/15/25	3,260,000	3,475,975
LPL Holdings, Inc.
5.75%, due 9/15/25	9,665,000	9,982,785
Oxford Finance LLC
6.375%, due 12/15/22	7,750,000	7,827,500
PRA Group, Inc.
7.375%, due 9/1/25	1,700,000	1,823,250
StoneX Group, Inc.
8.625%, due 6/15/25	1,118,000	1,211,633
		34,688,618
Electric 1.1%
Clearway Energy Operating LLC
5.75%, due 10/15/25	2,070,000	2,176,088
DPL, Inc.
4.125%, due 7/1/25 (b)	3,650,000	3,896,375
Keystone Power LLC
9.00%, due 12/1/23 (d)	810,709	762,066
NextEra Energy Operating Partners LP (b)
4.25%, due 7/15/24	1,815,000	1,924,082
4.25%, due 9/15/24	92,000	98,256
Pacific Gas and Electric Co.
1.75%, due 6/16/22	2,000,000	2,005,370
Vistra Operations Co. LLC
3.55%, due 7/15/24 (b)	4,650,000	5,034,993
		15,897,230
Electrical Components & Equipment 0.2%
WESCO Distribution, Inc.
7.125%, due 6/15/25 (b)	2,600,000	2,834,000
Energy-Alternate Sources 0.2%
TerraForm Power Operating LLC
4.25%, due 1/31/23 (b)	2,520,000	2,594,453
Engineering & Construction 0.6%
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, due 2/1/26 (b)	1,600,000	1,628,000
Great Lakes Dredge & Dock Corp.
8.00%, due 5/15/22	4,500,000	4,573,125
PowerTeam Services LLC
9.033%, due 12/4/25 (b)	2,000,000	2,215,000
		8,416,125

	Principal Amount	Value
Corporate Bonds
Entertainment 1.0% (b)
Boyne USA, Inc.
7.25%, due 5/1/25	$ 1,950,000	$ 2,032,875
International Game Technology plc
6.25%, due 2/15/22	1,500,000	1,528,125
6.50%, due 2/15/25	1,400,000	1,550,500
Jacobs Entertainment, Inc.
7.875%, due 2/1/24	1,000,000	1,032,500
Live Nation Entertainment, Inc.
4.875%, due 11/1/24	2,875,000	2,889,375
Powdr Corp.
6.00%, due 8/1/25	1,930,000	2,031,325
Vail Resorts, Inc.
6.25%, due 5/15/25	3,350,000	3,559,375
		14,624,075
Environmental Control 0.1%
Covanta Holding Corp.
5.875%, due 7/1/25	1,665,000	1,727,438
Food 0.4%
B&G Foods, Inc.
5.25%, due 4/1/25	2,000,000	2,057,140
Ingles Markets, Inc.
5.75%, due 6/15/23	990,000	999,900
Kraft Heinz Foods Co.
3.95%, due 7/15/25	2,348,000	2,560,808
Lamb Weston Holdings, Inc.
4.625%, due 11/1/24 (b)	880,000	916,784
		6,534,632
Food Service 0.5%
Aramark Services, Inc.
6.375%, due 5/1/25 (b)	6,685,000	7,112,840
Forest Products & Paper 0.4%
Mercer International, Inc.
6.50%, due 2/1/24	3,740,000	3,804,328
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	1,631,000	1,997,975
		5,802,303
Gas 1.0%
AmeriGas Partners LP
5.625%, due 5/20/24	7,500,000	8,251,575
Rockpoint Gas Storage Canada Ltd.
7.00%, due 3/31/23 (b)	6,800,000	6,688,140
		14,939,715

	Principal Amount	Value
Corporate Bonds
Healthcare-Products 0.0%‡
Hill-Rom Holdings, Inc.
5.00%, due 2/15/25 (b)	$ 388,000	$ 399,155
Healthcare-Services 6.6%
Acadia Healthcare Co., Inc.
5.625%, due 2/15/23	7,410,000	7,428,525
AHP Health Partners, Inc.
9.75%, due 7/15/26 (b)	1,800,000	1,971,000
Catalent Pharma Solutions, Inc.
4.875%, due 1/15/26 (b)	2,720,000	2,777,800
Centene Corp.
4.75%, due 1/15/25	17,250,000	17,683,147
Encompass Health Corp.
5.125%, due 3/15/23	8,675,000	8,696,688
5.75%, due 9/15/25	3,400,000	3,506,250
HCA, Inc.
5.375%, due 2/1/25	13,100,000	14,707,894
5.875%, due 5/1/23	9,255,000	10,120,759
5.875%, due 2/15/26	2,000,000	2,287,500
7.50%, due 12/15/23	7,910,000	9,066,837
7.58%, due 9/15/25	1,663,000	2,020,545
8.36%, due 4/15/24	10,000,000	11,675,000
ModivCare, Inc.
5.875%, due 11/15/25 (b)	3,900,000	4,134,000
Molina Healthcare, Inc.
5.375%, due 11/15/22	1,750,000	1,852,813
		97,928,758
Holding Companies-Diversified 0.8%
Stena International SA
6.125%, due 2/1/25 (b)	12,220,000	11,987,820
Home Builders 1.1%
Adams Homes, Inc.
7.50%, due 2/15/25 (b)	4,915,000	5,197,613
Brookfield Residential Properties, Inc.
6.375%, due 5/15/25 (b)	1,500,000	1,545,000
Century Communities, Inc.
5.875%, due 7/15/25	1,500,000	1,560,000
Meritage Homes Corp.
7.00%, due 4/1/22	2,350,000	2,491,000
Picasso Finance Sub, Inc.
6.125%, due 6/15/25 (b)	3,310,000	3,534,881
STL Holding Co. LLC
7.50%, due 2/15/26 (b)	1,600,000	1,656,000
		15,984,494

	Principal Amount	Value
Corporate Bonds
Household Products & Wares 1.0%
Prestige Brands, Inc.
6.375%, due 3/1/24 (b)	$ 10,165,000	$ 10,368,300
Spectrum Brands, Inc.
6.125%, due 12/15/24	4,700,000	4,805,750
		15,174,050
Housewares 0.3%
Newell Brands, Inc.
4.35%, due 4/1/23 (f)	2,250,000	2,370,892
4.875%, due 6/1/25	1,750,000	1,927,188
		4,298,080
Insurance 0.6%
MGIC Investment Corp.
5.75%, due 8/15/23	4,000,000	4,340,000
NMI Holdings, Inc.
7.375%, due 6/1/25 (b)	4,485,000	5,045,625
		9,385,625
Internet 2.0%
Expedia Group, Inc. (b)
6.25%, due 5/1/25	1,000,000	1,155,649
7.00%, due 5/1/25	2,515,000	2,753,155
Netflix, Inc.
3.625%, due 6/15/25 (b)	1,000,000	1,086,250
5.375%, due 2/1/21	2,000,000	2,000,000
5.50%, due 2/15/22	6,300,000	6,591,375
5.75%, due 3/1/24	4,980,000	5,657,529
5.875%, due 2/15/25	665,000	777,495
NortonLifeLock, Inc.
5.00%, due 4/15/25 (b)	1,725,000	1,755,705
Uber Technologies, Inc.
7.50%, due 5/15/25 (b)	2,000,000	2,142,440
VeriSign, Inc.
4.625%, due 5/1/23	5,627,000	5,667,402
		29,587,000
Investment Companies 3.0%
Ares Capital Corp.
3.875%, due 1/15/26	1,000,000	1,075,065
Compass Group Diversified Holdings LLC
8.00%, due 5/1/26 (b)	4,397,000	4,621,027
FS Energy and Power Fund
7.50%, due 8/15/23 (b)	18,834,000	18,786,915
Icahn Enterprises LP
4.75%, due 9/15/24	15,315,000	16,121,335
6.25%, due 2/1/22	1,700,000	1,701,700
6.75%, due 2/1/24	2,950,000	3,009,000
		45,315,042

	Principal Amount	Value
Corporate Bonds
Iron & Steel 0.4%
Allegheny Technologies, Inc.
7.875%, due 8/15/23 (f)	$ 3,000,000	$ 3,294,600
Mineral Resources Ltd.
8.125%, due 5/1/27 (b)	2,000,000	2,217,500
		5,512,100
Leisure Time 2.6% (b)
Carlson Travel, Inc.
6.75%, due 12/15/25	10,000,000	9,025,000
10.50%, due 3/31/25 (f)	4,597,006	4,792,379
Carnival Corp.
7.625%, due 3/1/26	1,410,000	1,491,075
10.50%, due 2/1/26	8,500,000	9,870,625
11.50%, due 4/1/23	3,000,000	3,405,000
Silversea Cruise Finance Ltd.
7.25%, due 2/1/25	9,000,000	9,292,500
		37,876,579
Lodging 2.0%
Boyd Gaming Corp.
6.375%, due 4/1/26	1,500,000	1,552,080
8.625%, due 6/1/25 (b)	3,740,000	4,132,700
Genting New York LLC
3.30%, due 2/15/26 (b)	2,985,000	3,004,064
Hilton Domestic Operating Co., Inc.
5.375%, due 5/1/25 (b)	2,500,000	2,638,125
Hyatt Hotels Corp.
5.375%, due 4/23/25	5,070,000	5,705,882
Marriott International, Inc.
3.75%, due 10/1/25	1,000,000	1,079,839
Series Z
4.15%, due 12/1/23	1,500,000	1,627,458
Series EE
5.75%, due 5/1/25	8,845,000	10,258,677
		29,998,825
Machinery-Diversified 0.5%
Briggs & Stratton Corp.
6.875%, due 12/15/20 (d)(g)(h)	3,425,000	274,000
Colfax Corp.
6.00%, due 2/15/24 (b)	3,175,000	3,278,188
Tennant Co.
5.625%, due 5/1/25	3,754,000	3,891,021
		7,443,209
Media 3.3%
CCO Holdings LLC
5.75%, due 2/15/26 (b)	1,610,000	1,661,198

	Principal Amount	Value
Corporate Bonds
Media
CSC Holdings LLC
5.25%, due 6/1/24	$ 9,250,000	$ 9,955,312
5.875%, due 9/15/22	3,250,000	3,424,687
DISH DBS Corp.
5.875%, due 7/15/22	3,550,000	3,696,828
5.875%, due 11/15/24	2,292,000	2,375,131
EW Scripps Co. (The)
5.125%, due 5/15/25 (b)	2,555,000	2,606,100
Meredith Corp.
6.50%, due 7/1/25 (b)	1,500,000	1,588,125
6.875%, due 2/1/26	1,000,000	1,011,150
Quebecor Media, Inc.
5.75%, due 1/15/23	6,920,000	7,434,156
Sirius XM Radio, Inc. (b)
3.875%, due 8/1/22	1,000,000	1,010,200
4.625%, due 7/15/24	5,000,000	5,169,800
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (c)(d)(e)(i)	3,000,000	3,348,300
Townsquare Media, Inc.
6.875%, due 2/1/26 (b)	485,000	500,763
Videotron Ltd.
5.00%, due 7/15/22	4,869,000	5,106,364
		48,888,114
Metal Fabricate & Hardware 1.5%
Grinding Media, Inc.
7.375%, due 12/15/23 (b)	21,546,000	21,976,920
Mining 1.9% (b)
Arconic Corp.
6.00%, due 5/15/25	3,000,000	3,226,215
Century Aluminum Co.
12.00%, due 7/1/25	2,440,000	2,623,000
Compass Minerals International, Inc.
4.875%, due 7/15/24	12,860,000	13,310,100
Constellium SE
5.75%, due 5/15/24	3,500,000	3,552,500
6.625%, due 3/1/25	1,000,000	1,016,695
First Quantum Minerals Ltd.
7.25%, due 4/1/23	3,856,000	3,938,441
7.50%, due 4/1/25	700,000	723,646
		28,390,597
Miscellaneous—Manufacturing 0.8%
FXI Holdings, Inc.
7.875%, due 11/1/24 (b)	1,965,000	1,989,563
Hillenbrand, Inc.
5.00%, due 9/15/26 (f)	2,300,000	2,610,500

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing
Hillenbrand, Inc.
5.75%, due 6/15/25	$ 2,865,000	$ 3,079,875
Koppers, Inc.
6.00%, due 2/15/25 (b)	4,475,000	4,598,062
		12,278,000
Oil & Gas 7.3%
Apache Corp.
4.625%, due 11/15/25	1,280,000	1,306,400
Ascent Resources Utica Holdings LLC
9.00%, due 11/1/27 (b)	1,556,000	1,753,425
California Resources Corp.
7.125%, due 2/1/26 (b)	3,000,000	2,963,100
Callon Petroleum Co.
9.00%, due 4/1/25 (b)	1,700,000	1,620,610
Chevron USA, Inc.
3.90%, due 11/15/24	4,550,000	5,080,316
Colgate Energy Partners III LLC
7.75%, due 2/15/26 (b)	3,000,000	2,865,000
Comstock Resources, Inc.
9.75%, due 8/15/26	570,000	607,050
9.75%, due 8/15/26	430,000	457,950
Endeavor Energy Resources LP
6.625%, due 7/15/25 (b)	900,000	961,313
Energy Ventures Gom LLC
11.00%, due 2/15/23 (b)	3,770,000	3,628,625
EQT Corp.
7.875%, due 2/1/25 (f)	7,850,000	9,250,832
Gulfport Energy Corp. (g)(h)
6.00%, due 10/15/24	2,245,000	1,728,650
6.625%, due 5/1/23	4,452,000	3,450,300
Hess Corp.
3.50%, due 7/15/24	910,000	960,876
Occidental Petroleum Corp.
2.70%, due 2/15/23	1,502,000	1,483,863
5.50%, due 12/1/25	2,000,000	2,090,000
5.875%, due 9/1/25	3,160,000	3,332,220
8.00%, due 7/15/25	5,000,000	5,651,250
Ovintiv Exploration, Inc.
5.75%, due 1/30/22	4,000,000	4,150,016
Parkland Corp.
6.00%, due 4/1/26 (b)	4,505,000	4,730,250
PBF Holding Co. LLC
7.25%, due 6/15/25	7,845,000	5,206,138
9.25%, due 5/15/25 (b)	2,800,000	2,701,020
PDC Energy, Inc.
6.125%, due 9/15/24	3,700,000	3,774,740

	Principal Amount	Value
Corporate Bonds
Oil & Gas
QEP Resources, Inc.
5.25%, due 5/1/23	$ 2,075,000	$ 2,183,937
5.375%, due 10/1/22	3,424,000	3,552,400
Range Resources Corp.
5.875%, due 7/1/22	2,828,000	2,856,280
9.25%, due 2/1/26	4,343,000	4,732,958
Southwestern Energy Co.
6.45%, due 1/23/25 (f)	12,463,000	13,062,782
Talos Production, Inc.
12.00%, due 1/15/26 (b)	11,410,000	10,810,975
Transocean Guardian Ltd.
5.875%, due 1/15/24 (b)	1,325,999	1,160,250
		108,113,526
Oil & Gas Services 0.5% (b)
Nine Energy Service, Inc.
8.75%, due 11/1/23	3,775,000	1,566,625
TechnipFMC plc
6.50%, due 2/1/26	6,030,000	6,297,795
		7,864,420
Packaging & Containers 0.6%
Cascades USA, Inc.
5.125%, due 1/15/26 (b)	4,416,000	4,680,960
Sealed Air Corp.
5.25%, due 4/1/23 (b)	1,000,000	1,056,250
Silgan Holdings, Inc.
4.75%, due 3/15/25	3,360,000	3,414,600
		9,151,810
Pharmaceuticals 1.2% (b)
Bausch Health Cos., Inc.
6.125%, due 4/15/25	6,700,000	6,865,490
7.00%, due 3/15/24	6,146,000	6,279,675
Endo Dac
5.875%, due 10/15/24	4,150,000	4,191,500
		17,336,665
Pipelines 4.8%
Antero Midstream Partners LP
5.375%, due 9/15/24	2,500,000	2,504,500
Cheniere Energy Partners LP
5.25%, due 10/1/25	3,085,000	3,165,981
Enable Midstream Partners LP
3.90%, due 5/15/24 (f)	1,500,000	1,552,252
EQM Midstream Partners LP
6.00%, due 7/1/25 (b)	5,365,000	5,612,166
Genesis Energy LP
6.50%, due 10/1/25	3,000,000	2,775,900

	Principal Amount	Value
Corporate Bonds
Pipelines
NGL Energy Operating LLC
7.50%, due 2/1/26 (b)	$ 1,000,000	$ 1,009,800
NGPL PipeCo LLC
4.375%, due 8/15/22 (b)	5,565,000	5,823,402
NuStar Logistics LP
5.75%, due 10/1/25	1,500,000	1,578,750
6.75%, due 2/1/21	2,950,000	2,950,000
PBF Logistics LP
6.875%, due 5/15/23	4,000,000	3,765,000
Plains All American Pipeline LP
Series B
6.125%, due 11/15/22 (j)(k)	18,663,000	15,486,557
Rattler Midstream LP
5.625%, due 7/15/25 (b)	760,000	796,100
Rockies Express Pipeline LLC
3.60%, due 5/15/25 (b)	2,905,000	2,985,469
Ruby Pipeline LLC
7.75%, due 4/1/22 (b)(f)	7,442,962	7,016,358
Tallgrass Energy Partners LP
5.50%, due 9/15/24 (b)	3,840,000	3,910,848
TransMontaigne Partners LP
6.125%, due 2/15/26	2,000,000	2,010,000
Western Midstream Operating LP
4.00%, due 7/1/22	500,000	512,610
4.65%, due 7/1/26	4,315,000	4,530,750
5.375%, due 6/1/21	3,350,000	3,354,187
		71,340,630
Real Estate 1.2%
Kennedy-Wilson, Inc.
5.875%, due 4/1/24	4,700,000	4,769,090
Newmark Group, Inc.
6.125%, due 11/15/23	12,225,000	13,277,067
		18,046,157
Real Estate Investment Trusts 3.7%
CTR Partnership LP
5.25%, due 6/1/25	2,400,000	2,477,280
Diversified Healthcare Trust
9.75%, due 6/15/25	3,000,000	3,404,100
GLP Capital LP
5.25%, due 6/1/25	2,500,000	2,829,500
5.375%, due 11/1/23	3,110,000	3,402,122
5.375%, due 4/15/26	700,000	801,780
MGM Growth Properties Operating Partnership LP
4.625%, due 6/15/25 (b)	1,935,000	2,051,100
5.625%, due 5/1/24	19,681,000	21,213,756

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
MPT Operating Partnership LP
5.25%, due 8/1/26	$ 1,500,000	$ 1,550,625
RHP Hotel Properties LP
5.00%, due 4/15/23	4,000,000	4,013,720
Starwood Property Trust, Inc.
5.00%, due 12/15/21	2,485,000	2,519,169
VICI Properties LP
3.50%, due 2/15/25 (b)	10,640,000	10,828,594
		55,091,746
Retail 0.8%
Dave & Buster's, Inc.
7.625%, due 11/1/25 (b)	2,325,000	2,441,250
KFC Holding Co.
5.25%, due 6/1/26 (b)	2,000,000	2,075,000
Kohl's Corp.
9.50%, due 5/15/25	2,475,000	3,199,824
L Brands, Inc.
6.875%, due 7/1/25 (b)	350,000	381,131
Penske Automotive Group, Inc.
3.50%, due 9/1/25	2,500,000	2,556,375
Ultra Resources, Inc. Escrow Claim Shares
6.875%, due 4/15/22 (c)(d)(e)(h)	4,455,000	—
Yum! Brands, Inc.
3.875%, due 11/1/23	1,000,000	1,047,500
		11,701,080
Semiconductors 0.1%
Microchip Technology, Inc.
4.25%, due 9/1/25 (b)	1,300,000	1,361,369
Software 1.4%
BY Crown Parent LLC (b)
4.25%, due 1/31/26	1,500,000	1,537,500
7.375%, due 10/15/24	1,687,000	1,706,333
CDK Global, Inc.
5.00%, due 10/15/24 (f)	3,150,000	3,488,625
Change Healthcare Holdings LLC
5.75%, due 3/1/25 (b)	1,500,000	1,538,550
MSCI, Inc.
4.75%, due 8/1/26 (b)	1,000,000	1,035,000
Open Text Corp.
5.875%, due 6/1/26 (b)	2,500,000	2,600,000
PTC, Inc.
3.625%, due 2/15/25 (b)	6,870,000	7,041,750
Veritas US, Inc.
7.50%, due 9/1/25 (b)	1,250,000	1,284,375
		20,232,133

	Principal Amount	Value
Corporate Bonds
Telecommunications 7.4%
CommScope Technologies LLC
6.00%, due 6/15/25 (b)	$ 1,161,000	$ 1,184,220
Hughes Satellite Systems Corp.
7.625%, due 6/15/21	2,255,000	2,303,663
Level 3 Financing, Inc.
5.375%, due 5/1/25	5,550,000	5,700,960
Lumen Technologies, Inc.
Series T
5.80%, due 3/15/22	9,200,000	9,614,000
Series S
6.45%, due 6/15/21	3,500,000	3,556,875
Series W
6.75%, due 12/1/23	6,000,000	6,658,260
Sprint Communications, Inc.
9.25%, due 4/15/22	2,500,000	2,728,325
Sprint Corp.
7.875%, due 9/15/23	29,145,000	33,662,475
T-Mobile US, Inc.
2.25%, due 2/15/26	29,000,000	29,290,000
4.00%, due 4/15/22	6,045,000	6,198,267
5.125%, due 4/15/25	2,000,000	2,030,040
6.00%, due 3/1/23	6,755,000	6,763,444
		109,690,529
Textiles 0.1%
Eagle Intermediate Global Holding BV
7.50%, due 5/1/25 (b)	1,925,000	1,648,281
Toys, Games & Hobbies 0.9%
Mattel, Inc.
3.15%, due 3/15/23	3,760,000	3,821,100
6.75%, due 12/31/25 (b)	9,245,000	9,710,023
		13,531,123
Transportation 0.1%
Teekay Corp.
9.25%, due 11/15/22 (b)	1,935,000	1,954,350
Total Corporate Bonds (Cost $1,109,495,604)		1,138,852,136
Loan Assignments 16.5%
Aerospace & Defense 1.1% (l)
SkyMiles IP Ltd. Initial Term Loan
4.75% (3 Month LIBOR + 3.75%), due 10/20/27	4,500,000	4,712,625
Spirit Aerosystems, Inc. Initial Term Loan B
6.00% (1 Month LIBOR + 5.25%), due 1/15/25	1,300,000	1,311,375

	Principal Amount	Value
Loan Assignments
Aerospace & Defense (l)
TransDigm, Inc. Tranche F Refinancing Term Loan
2.371% (1 Month LIBOR + 2.25%), due 12/9/25	$ 9,900,000	$ 9,714,375
		15,738,375
Automobile 0.5% (l)
Dealer Tire LLC Term B1
4.371% (1 Month LIBOR + 4.25%), due 1/1/38	4,158,000	4,145,871
Tenneco Inc. Tranche B Term Loan
3.121% (1 Month LIBOR + 3.00%), due 10/1/25	2,962,217	2,922,544
		7,068,415
Beverage, Food & Tobacco 0.6% (l)
B&G Foods, Inc. Tranche Term Loan B4
2.621% (1 Month LIBOR + 2.50%), due 10/10/26	3,303,333	3,306,283
United Natural Foods, Inc. Initial Term Loan
4.371% (1 Month LIBOR + 4.25%), due 10/22/25	5,539,463	5,544,410
		8,850,693
Chemicals, Plastics & Rubber 0.9% (l)
Innophos Holdings, Inc. Initial Term Loan B
3.621% (1 Month LIBOR + 3.50%), due 2/5/27	4,267,750	4,267,750
Meredith Corporation Term Loan B2
2.621% (1 Month LIBOR + 2.50%), due 1/31/25	2,140,080	2,129,763
PPD, Inc. Initial Term Loan
2.75% (1 Month LIBOR + 2.25%), due 1/13/28	5,000,000	5,013,280
SCIH Salt Holdings Inc. First Lien Closing Date Term Loan
5.50% (3 Month LIBOR + 4.50%), due 1/2/38	2,288,500	2,298,988
		13,709,781
Containers, Packaging & Glass 0.2%
Neenah Foundry Company Loan
10.00% (2 Month LIBOR +9.00%), due 12/13/22 (e)(l)	2,658,078	2,259,366
Diversified/Conglomerate Service 0.6% (l)
Change Healthcare Holdings, Inc. Closing Date Term Loan
3.50% (1 Month LIBOR + 2.50%), due 3/1/24	2,076,558	2,078,722
WEX, Inc. Term Loan B3
2.371% (1 Month LIBOR + 2.25%), due 5/15/26	6,467,873	6,459,788
		8,538,510
Electronics 1.0% (l)
Camelot U.S. Acquisition 1 Co. Amendment No. 2 Incremental Term Loan
4.00% (1 Month LIBOR + 3.00%), due 10/30/26	3,000,000	3,009,375
Camelot U.S. Acquisition 1 Co. Initial Term Loan
3.121% (1 Month LIBOR + 3.00%), due 10/30/26	9,264,211	9,282,739
CommScope, Inc. Initial Term Loan
3.371% (1 Month LIBOR + 3.25%), due 4/6/26	2,962,500	2,952,979
		15,245,093

	Principal Amount	Value
Loan Assignments
Entertainment 0.4% (l)
CCM Merger Inc. Term B Loan
4.50% (1 Month LIBOR + 3.75%), due 11/4/25	$ 2,500,000	$ 2,506,250
NAI Entertainment Holdings LLC Term Loan B
3.50% (1 Month LIBOR + 2.50%), due 5/8/25	3,271,167	3,042,185
		5,548,435
Finance 1.2%
Arches Buyer Inc. Initial Term Loan
4.50% (1 Month LIBOR + 4.00%), due 12/6/27 (l)	3,000,000	3,009,375
BY Crown Parent LLC Initial Term Loan B1
4.00% (1 Month LIBOR + 3.00%), due 2/2/26 (l)	4,582,212	4,573,621
Jefferies Finance LLC Closing Date Term Loan
3.125% (1 Month LIBOR + 3.00%), due 6/3/26 (l)	3,940,000	3,929,165
Mileage Plus Holdings LLC Initial Term Loan
6.25% (3 Month LIBOR + 5.25%), due 6/21/27 (l)	2,500,000	2,661,457
Truck Hero, Inc., Initial Term Loan
TBD, due 1/31/28	4,000,000	4,001,668
		18,175,286
Healthcare, Education & Childcare 1.3% (l)
Ascend Learning LLC Amendment No. 2 Incremental Term Loan
4.75% (1 Month LIBOR + 3.75%), due 7/12/24	$ 1,995,000	2,006,222
Ascend Learning LLC Initial Term Loan
4.00% (1 Month LIBOR + 3.00%), due 7/12/24	7,921,236	7,915,295
Catalent Pharma Solutions, Inc. Dollar Term Loan B2
3.25% (1 Month LIBOR + 2.25%), due 5/18/26	2,515,325	2,517,420
LifePoint Health, Inc. First Lien Term Loan B
3.871% (1 Month LIBOR + 3.75%), due 11/16/25	6,923,139	6,909,680
		19,348,617
Hotels, Motels, Inns & Gaming 0.6% (l)
Churchill Downs, Inc. Term B Facility Loan
2.13% (1 Month LIBOR + 2.00%), due 12/27/24	3,880,000	3,837,560
Four Seasons Holdings, Inc. First Lien Term Loan
2.121% (1 Month LIBOR + 2.00%), due 11/30/23	5,509,711	5,504,543
		9,342,103
Insurance 0.6%
USI, Inc. 2017 New Term Loan
3.254% (3 Month LIBOR + 3.00%), due 5/16/24 (l)	9,376,077	9,305,757
Leisure, Amusement, Motion Pictures & Entertainment 0.2%
NASCAR Holdings LLC Initial Term Loan
2.897% (1 Month LIBOR + 2.75%), due 10/19/26 (l)	2,896,101	2,895,377
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.1%
Altra Industrial Motion Corp. Term Loan
2.121% (1 Month LIBOR + 2.00%), due 10/1/25 (l)	2,110,513	2,107,216

	Principal Amount	Value
Loan Assignments
Manufacturing 0.8%
Adient U.S. LLC Initial Term Loan 4.370%-4.463%
(1 Month LIBOR + 4.25%, 3 Month LIBOR + 4.25%), due 5/6/24 (l)	$ 11,674,719	$ 11,689,312
Media 1.6% (l)
Allen Media LLC Initial Term Loan
5.754% (3 Month LIBOR + 5.50%), due 2/10/27	5,110,563	5,097,787
Block Communications, Inc. Term Loan
2.504% (3 Month LIBOR + 2.25%), due 2/25/27	11,661,875	11,593,851
Lamar Media Corp. Term Loan B
1.631% (1 Month LIBOR + 1.50%), due 2/5/27	7,368,750	7,295,062
		23,986,700
Oil & Gas 0.4%
Ascent Resources Utica Holdings LLC Second Lien Term Loan
10.00% (3 Month LIBOR + 9.00%), due 11/1/25 (l)	3,240,000	3,547,800
Petroquest Energy LLC - 2020 Term Loan
8.50%, due 9/19/26 (c)(d)(e)	205,968	205,968
PetroQuest Energy LLC Term Loan
8.50% (1 Month LIBOR + 7.50%), due 11/8/23 (c)(d)(e)(l)	3,185,727	2,612,296
		6,366,064
Personal & Nondurable Consumer Products 0.3% (l)
Prestige Brands, Inc. Term Loan B4
2.121% (1 Month LIBOR + 2.00%), due 1/26/24	1,647,764	1,649,824
Twin River Worldwide Holdings, Inc. Term B Facility Loan
3.004% (1 Month LIBOR + 2.75%), due 5/11/26	3,447,500	3,392,916
		5,042,740
Personal, Food & Miscellaneous Services 0.2%
KFC Holding Co. Term Loan B
1.879% (1 Month LIBOR + 1.75%), due 4/3/25 (l)	3,369,712	3,362,693
Retail Store 1.6%
Bass Pro Group LLC Initial Term Loan
5.75% (1 Month LIBOR + 5.00%), due 9/25/24 (l)	22,948,217	22,948,217
Telecommunications 1.0% (l)
Connect Finco SARL Term Loan B
4.50% (1 Month LIBOR + 4.50%), due 12/11/26	8,833,250	8,822,209
LCPR Loan Financing LLC Initial Term Loan B
5.127% (1 Month LIBOR + 5.00%), due 10/15/26	4,000,000	4,026,248
LogMeIn, Inc. First Lien Initial Term Loan B
4.881% (1 Month LIBOR + 4.75%), due 8/31/27	1,500,000	1,496,718
		14,345,175
Utilities 1.3% (l)
ExGen Renewables IV LLC Loan
3.75% (2 Month LIBOR + 2.75%), due 12/15/27	3,000,000	3,014,064

	Principal Amount	Value
Loan Assignments
Utilities (l)
Hamilton Projects Acquiror LLC Term Loan
5.75% (3 Month LIBOR + 4.75%), due 6/17/27	$ 3,479,000	$ 3,507,991
PG&E Corp. Loan
6.75% (3 Month LIBOR + 3.50%), due 6/23/25	12,935,000	13,042,787
		19,564,842
Total Loan Assignments (Cost $243,840,983)		245,438,767
Total Long-Term Bonds (Cost $1,385,908,661)		1,416,210,665

	Shares
Common Stocks 0.6%
Electrical Equipment 0.2% (c)(d)(e)(m)
Energy Technologies, Inc.	2,021	3,385,175
Hotels, Restaurants & Leisure 0.0%‡(c)(e)(i)(m)
Carlson Travel, Inc.	1,992	110,675
Independent Power and Renewable Electricity Producers 0.2% (c)(i)
GenOn Energy, Inc.	20,915	2,823,525
Oil, Gas & Consumable Fuels 0.2% (m)
California Resources Corp.	20,846	481,334
PetroQuest Energy, Inc. (c)(d)(e)	1,186,631	—
Talos Energy, Inc.	95,598	808,759
Whiting Petroleum Corp.	38,563	784,372
		2,074,465
Total Common Stocks (Cost $9,084,403)		8,393,840
Preferred Stock 0.2%
Electrical Equipment 0.2% (c)(d)(e)(m)
Energy Technologies Ltd.	4,501	3,398,255
Total Preferred Stock (Cost $4,295,472)		3,398,255

	Number of Warrants	Value
Warrant 0.0%‡
Oil, Gas & Consumable Fuels 0.0%‡(m)
California Resources Corp.
Expires 10/27/24	2,650	$ 10,414
Total Warrant (Cost $1,060)		10,414
Total Investments (Cost $1,399,289,596)	96.0%	1,428,013,174
Other Assets, Less Liabilities	4.0	59,783,774
Net Assets	100.0%	$ 1,487,796,948

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2021, the total market value was $17,412,084, which represented 1.2% of the Fund’s net assets.
(d)	Illiquid security—As of January 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $18,062,969, which represented 1.2% of the Fund’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Step coupon—Rate shown was the rate in effect as of January 31, 2021.
(g)	Issue in default.
(h)	Issue in non-accrual status.
(i)	Restricted security.
(j)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2021.
(k)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	Floating rate—Rate shown was the rate in effect as of January 31, 2021.
(m)	Non-income producing security.

Abbreviation(s):
LIBOR—London Interbank Offered Rate
TBD—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 31,919,762	$ —	$ 31,919,762
Corporate Bonds	—	1,133,975,946	4,876,190	1,138,852,136
Loan Assignments	—	240,361,137	5,077,630	245,438,767
Total Long-Term Bonds	—	1,406,256,845	9,953,820	1,416,210,665
Common Stocks	2,074,465	2,823,525	3,495,850	8,393,840
Preferred Stock	—	—	3,398,255	3,398,255
Warrant	10,414	—	—	10,414
Total Investments in Securities	$ 2,084,879	$ 1,409,080,370	$ 16,847,925	$ 1,428,013,174

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

Investments in Securities	Balance as of October 31, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2021
Long-Term Bonds
Corporate Bonds	$4,440,753	$9,014	$(1,303,311)	$1,729,734	$—	$—	$—	$—	$4,876,190	$426,274
Loan Assignments	7,414,622	6,612	683	2,517	114,414	(193,885)	201,417	(2,468,750)	5,077,630	2,517
Common Stocks	4,582,974	—	—	2,239,776	19,500	—	—	(3,346,400)	3,495,850	2,239,776
Preferred Stock	4,054,951	—	—	(656,696)	—	—	—	—	3,398,255	(656,696)
Total	$20,493,300	$15,626	$(1,302,628)	$3,315,331	$133,914	$(193,885)	$201,417	$(5,815,150)	$16,847,925	$2,011,871
As of January 31, 2021, a Loan Assignment with a market value of $201,417 transferred from Level 2 to Level 3 as the the fair value obtained for this Loan Assignment utilized significant unobservable inputs. As of October 31, 2020, the fair value obtained for this Loan Assignment utilized significant other observable inputs.
As of January 31, 2021, a Common Stock with a market value of $3,346,400 transferred from Level 3 to Level 2 as the fair value obtained for this Common Stock utilized significant other observable inputs. As of October 31, 2020, the fair value obtained for this Common Stock utilized significant unobservable inputs.
As of January 31, 2021, a Loan Assignment with a market value of $2,468,750 transferred from Level 3 to Level 2 as the the fair value obtained by an independent pricing service, utilized significant other observable inputs. As of October 31, 2020, the fair value obtained for this Loan Assignment, as determined by an independent pricing service, utilized significant unobservable inputs.

MainStay MacKay Small Cap Core Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 97.7%
Aerospace & Defense 0.3%
Aerojet Rocketdyne Holdings, Inc. (a)	1,800	$ 93,672
Ducommun, Inc. (a)	1,300	64,142
Kratos Defense & Security Solutions, Inc. (a)	2,100	55,734
Maxar Technologies, Inc.	9,400	393,578
Moog, Inc., Class A	2,900	214,223
PAE, Inc. (a)	10,900	90,470
Vectrus, Inc. (a)	2,100	107,940
		1,019,759
Air Freight & Logistics 0.1% (a)
Atlas Air Worldwide Holdings, Inc.	2,200	114,004
Hub Group, Inc., Class A	4,700	247,361
		361,365
Airlines 0.1%
Allegiant Travel Co.	1,700	308,533
SkyWest, Inc.	1,200	46,788
Spirit Airlines, Inc. (a)	6,000	155,640
		510,961
Auto Components 1.9%
Adient plc (a)	10,500	339,045
Cooper Tire & Rubber Co.	17,200	632,100
Cooper-Standard Holdings, Inc. (a)	3,800	115,938
Dana, Inc.	44,700	865,392
Fox Factory Holding Corp. (a)	3,500	418,740
Goodyear Tire & Rubber Co. (The)	59,900	631,945
LCI Industries	4,100	530,458
Modine Manufacturing Co. (a)	24,100	302,455
Patrick Industries, Inc.	12,939	893,567
Standard Motor Products, Inc.	16,100	631,603
Tenneco, Inc., Class A (a)	41,500	419,150
Visteon Corp. (a)	5,600	713,888
Workhorse Group, Inc. (a)(b)	14,862	510,064
		7,004,345
Banks 7.4%
ACNB Corp.	600	15,030
Amalgamated Bank, Class A	12,300	180,318
American National Bankshares, Inc.	1,600	44,720
Ameris Bancorp	500	19,555
Arrow Financial Corp.	3,390	99,666
Atlantic Capital Bancshares, Inc. (a)	17,000	304,130
Atlantic Union Bankshares Corp.	700	22,988
Bancorp, Inc. (The) (a)	61,355	1,028,923
BancorpSouth Bank	1,900	52,535
Bank of Commerce Holdings	100	1,013
Bank of NT Butterfield & Son Ltd. (The)	7,900	240,239
Bank of Princeton (The)	500	11,660

	Shares	Value
Common Stocks
Banks
Bank7 Corp.	1,300	$ 20,787
BankUnited, Inc.	6,200	214,830
Bankwell Financial Group, Inc.	1,100	21,395
BayCom Corp. (a)	1,300	19,110
BCB Bancorp, Inc.	1,500	17,220
Boston Private Financial Holdings, Inc.	50,500	615,595
Bridge Bancorp, Inc. (a)	26,274	641,874
Bryn Mawr Bank Corp.	1,000	31,080
Byline Bancorp, Inc.	5,000	80,350
C&F Financial Corp.	700	27,559
Cambridge Bancorp	1,200	88,200
Camden National Corp.	1,800	67,590
Capital Bancorp, Inc. (a)	1,500	22,110
Capstar Financial Holdings, Inc.	5,800	84,100
Cathay General Bancorp	31,100	1,051,802
CB Financial Services, Inc.	800	14,408
Central Pacific Financial Corp.	9,500	188,860
Central Valley Community Bancorp	2,500	38,250
Century Bancorp, Inc., Class A	2,065	163,548
Chemung Financial Corp.	700	23,422
Civista Bancshares, Inc.	16,329	278,409
CNB Financial Corp.	2,300	48,369
Columbia Banking System, Inc.	5,000	192,600
Community Bank System, Inc.	1,800	116,730
Community Financial Corp.	800	19,040
Community Trust Bancorp, Inc.	600	21,876
ConnectOne Bancorp, Inc.	3,100	65,875
Customers Bancorp, Inc. (a)	41,578	923,863
CVB Financial Corp.	800	15,544
Eagle Bancorp, Inc.	23,000	977,270
Enterprise Bancorp, Inc.	400	10,136
Equity Bancshares, Inc., Class A (a)	2,300	50,784
Esquire Financial Holdings, Inc. (a)	1,900	41,952
Farmers National Banc Corp.	17,163	228,611
Financial Institutions, Inc.	26,731	611,873
First Bancorp	58,600	533,260
First Bank	6,500	58,825
First Busey Corp.	16,200	334,854
First Business Financial Services, Inc.	8,599	165,617
First Choice Bancorp	4,500	88,470
First Commonwealth Financial Corp.	31,300	367,149
First Financial Bancorp	23,200	425,024
First Financial Bankshares, Inc.	8,400	318,192
First Financial Corp.	2,400	92,136
First Foundation, Inc.	34,660	702,212
First Internet Bancorp	18,756	574,309
First Midwest Bancorp, Inc.	3,800	62,814
First Northwest Bancorp	8,300	113,710

	Shares	Value
Common Stocks
Banks
First of Long Island Corp. (The)	27,685	$ 463,170
First Western Financial, Inc. (a)	2,100	38,787
Flushing Financial Corp.	33,653	615,177
FNCB Bancorp, Inc.	1,700	10,404
Franklin Financial Services Corp.	400	10,804
Glacier Bancorp, Inc.	5,700	265,905
Great Southern Bancorp, Inc.	200	9,834
Great Western Bancorp, Inc.	8,500	204,000
Guaranty Bancshares, Inc.	1,100	36,718
Hancock Whitney Corp.	31,500	1,075,410
Hanmi Financial Corp.	51,000	704,820
Home BancShares, Inc.	4,200	89,040
Hope Bancorp, Inc.	85,700	958,126
Horizon Bancorp, Inc.	7,300	115,559
Independent Bank Corp.	20,800	381,888
International Bancshares Corp.	4,000	151,240
Investar Holding Corp.	1,000	16,130
Investors Bancorp, Inc.	105,100	1,209,701
Lakeland Bancorp, Inc.	24,700	323,817
LCNB Corp.	500	7,690
Macatawa Bank Corp.	14,700	122,010
Mackinac Financial Corp.	1,200	15,024
MainStreet Bancshares, Inc. (a)	1,200	20,496
Mercantile Bank Corp.	3,700	100,455
Meridian Corp.	3,700	75,036
Metropolitan Bank Holding Corp. (a)	11,303	448,277
Midland States Bancorp, Inc.	4,100	75,399
MidWestOne Financial Group, Inc.	7,303	179,581
Northeast Bank	1,200	31,272
Northrim Bancorp, Inc.	4,200	134,904
OceanFirst Financial Corp.	20,600	374,096
Old National Bancorp	2,700	45,333
Old Second Bancorp, Inc.	1,600	15,712
Orrstown Financial Services, Inc.	4,301	74,450
PCB Bancorp	2,059	24,378
Peapack-Gladstone Financial Corp.	13,808	324,764
Peoples Financial Services Corp.	700	25,214
Preferred Bank	11,200	540,848
QCR Holdings, Inc.	5,600	217,168
RBB Bancorp	12,500	207,500
Reliant Bancorp, Inc.	6,000	123,300
Republic Bancorp, Inc., Class A	6,531	235,704
Richmond Mutual Bancorp, Inc.	1,300	16,458
Sierra Bancorp	6,300	137,781
Simmons First National Corp., Class A	400	9,880
SmartFinancial, Inc.	8,764	173,527
South Plains Financial, Inc.	6,700	126,228
South State Corp.	5,000	348,700

	Shares	Value
Common Stocks
Banks
Southern First Bancshares, Inc. (a)	600	$ 24,060
Southern National Bancorp of Virginia, Inc.	15,100	182,257
Texas Capital Bancshares, Inc. (a)	1,400	84,308
TriState Capital Holdings, Inc. (a)	2,600	47,710
Trustmark Corp.	500	13,735
UMB Financial Corp.	11,000	780,670
United Bankshares, Inc.	6,200	196,292
United Community Banks, Inc.	12,300	366,909
Unity Bancorp, Inc.	1,300	24,440
Univest Financial Corp.	3,500	78,575
Valley National Bancorp	20,200	206,242
WesBanco, Inc.	26,837	778,273
West Bancorp, Inc.	5,500	113,300
		26,700,857
Beverages 0.7%
Boston Beer Co., Inc. (The), Class A (a)	700	641,823
Celsius Holdings, Inc. (a)	2,400	128,160
Coca-Cola Consolidated, Inc.	3,018	805,383
Primo Water Corp.	52,200	806,490
		2,381,856
Biotechnology 11.0% (a)
Adverum Biotechnologies, Inc.	35,100	432,783
Allakos, Inc.	5,200	693,316
Amicus Therapeutics, Inc.	45,901	867,988
Apellis Pharmaceuticals, Inc.	16,900	748,163
Arena Pharmaceuticals, Inc.	12,789	949,455
Arrowhead Pharmaceuticals, Inc.	16,926	1,306,179
Atara Biotherapeutics, Inc.	23,039	425,300
Beam Therapeutics, Inc. (b)	2,500	241,075
Biohaven Pharmaceutical Holding Co. Ltd.	11,900	1,014,118
Blueprint Medicines Corp.	9,469	916,126
Bridgebio Pharma, Inc. (b)	14,100	800,316
ChemoCentryx, Inc.	10,500	598,605
Deciphera Pharmaceuticals, Inc.	12,700	561,340
Denali Therapeutics, Inc.	11,800	808,300
Editas Medicine, Inc. (b)	18,934	1,161,601
Emergent BioSolutions, Inc.	8,537	912,178
Epizyme, Inc.	39,500	432,525
Fate Therapeutics, Inc.	12,300	1,114,749
FibroGen, Inc.	21,047	1,014,045
Halozyme Therapeutics, Inc.	24,423	1,162,291
Heron Therapeutics, Inc.	38,651	670,981
Inovio Pharmaceuticals, Inc. (b)	41,200	525,300
Insmed, Inc.	23,836	895,995
Intellia Therapeutics, Inc.	200	12,524
Intercept Pharmaceuticals, Inc.	9,565	337,071

	Shares	Value
Common Stocks
Biotechnology (a)
Invitae Corp. (b)	21,300	$ 1,054,776
Ironwood Pharmaceuticals, Inc.	58,672	599,628
Kadmon Holdings, Inc.	127,500	612,000
Kodiak Sciences, Inc.	6,500	821,015
Ligand Pharmaceuticals, Inc. (b)	4,783	886,529
Madrigal Pharmaceuticals, Inc. (b)	3,067	364,237
Mirati Therapeutics, Inc.	6,900	1,416,777
Myriad Genetics, Inc.	32,713	901,243
Natera, Inc.	11,800	1,258,352
Novavax, Inc.	10,100	2,231,494
OPKO Health, Inc. (b)	103,300	558,853
PTC Therapeutics, Inc.	12,583	727,549
REGENXBIO, Inc.	22,012	909,756
Rhythm Pharmaceuticals, Inc.	3,100	95,139
Sangamo Therapeutics, Inc.	41,833	571,439
Sorrento Therapeutics, Inc.	29,500	373,470
TG Therapeutics, Inc.	20,800	1,004,016
Travere Therapeutics, Inc.	22,473	567,443
Turning Point Therapeutics, Inc.	7,800	978,822
Twist Bioscience Corp.	6,600	1,085,964
Ultragenyx Pharmaceutical, Inc.	10,736	1,487,902
Veracyte, Inc.	13,600	771,120
Vir Biotechnology, Inc.	13,900	897,106
Xencor, Inc.	15,443	706,517
		39,483,471
Building Products 2.0%
Advanced Drainage Systems, Inc.	1,100	90,728
American Woodmark Corp. (a)	3,300	285,483
Apogee Enterprises, Inc.	400	14,040
Builders FirstSource, Inc. (a)	10,200	390,150
Insteel Industries, Inc.	11,600	292,784
JELD-WEN Holding, Inc. (a)	41,100	1,068,189
Masonite International Corp. (a)	12,300	1,223,850
PGT Innovations, Inc. (a)	31,200	646,152
Quanex Building Products Corp.	2,200	48,378
Resideo Technologies, Inc. (a)	9,600	221,760
Simpson Manufacturing Co., Inc.	15,700	1,444,400
UFP Industries, Inc.	27,000	1,456,380
		7,182,294
Capital Markets 2.2%
Artisan Partners Asset Management, Inc., Class A	15,800	764,720
B Riley Financial, Inc.	6,800	327,760
Brightsphere Investment Group, Inc.	41,900	768,027
Cowen, Inc., Class A	41,000	1,031,150
Donnelley Financial Solutions, Inc. (a)	50,900	910,601
Federated Hermes, Inc.	39,100	1,055,700

	Shares	Value
Common Stocks
Capital Markets
Houlihan Lokey, Inc.	4,900	$ 317,765
Piper Sandler Cos.	4,900	447,517
Stifel Financial Corp.	26,850	1,391,367
StoneX Group, Inc. (a)	14,519	777,057
Waddell & Reed Financial, Inc., Class A	10,600	268,074
		8,059,738
Chemicals 1.5%
Advanced Emissions Solutions, Inc.	6,600	33,462
AdvanSix, Inc. (a)	52,500	1,119,300
FutureFuel Corp.	8,350	111,055
GCP Applied Technologies, Inc. (a)	4,400	109,076
Hawkins, Inc.	1,200	65,916
Ingevity Corp. (a)	8,200	538,658
Koppers Holdings, Inc. (a)	11,300	376,064
Kraton Corp. (a)	17,800	499,824
Livent Corp. (a)	4,800	87,456
Orion Engineered Carbons SA	10,400	158,392
Quaker Chemical Corp.	500	131,065
Stepan Co.	8,800	991,584
Trinseo SA	21,128	1,073,936
Tronox Holdings plc, Class A	18,000	276,300
		5,572,088
Commercial Services & Supplies 0.9%
ACCO Brands Corp.	84,900	686,841
Herman Miller, Inc.	20,457	700,652
HNI Corp.	22,500	725,850
Matthews International Corp., Class A	1,300	39,689
McGrath RentCorp	3,400	237,286
Pitney Bowes, Inc.	27,816	259,802
Tetra Tech, Inc.	3,500	425,495
		3,075,615
Communications Equipment 1.4%
ADTRAN, Inc.	1,500	25,800
CalAmp Corp. (a)	7,000	70,070
Calix, Inc. (a)	4,900	147,980
Cambium Networks Corp. (a)	18,700	687,225
Casa Systems, Inc. (a)	33,900	261,369
Clearfield, Inc. (a)	9,800	306,936
Extreme Networks, Inc. (a)	155,700	1,259,613
Genasys, Inc. (a)	1,900	14,136
Infinera Corp. (a)	10,800	106,380
Inseego Corp. (a)(b)	800	14,688
NETGEAR, Inc. (a)	23,500	972,665
NetScout Systems, Inc. (a)	4,000	116,940
Plantronics, Inc.	15,000	475,800
Ribbon Communications, Inc. (a)	36,800	269,008

	Shares	Value
Common Stocks
Communications Equipment
Viavi Solutions, Inc. (a)	15,500	$ 239,475
		4,968,085
Construction & Engineering 1.6%
Comfort Systems USA, Inc.	12,000	665,160
Dycom Industries, Inc. (a)	100	8,114
EMCOR Group, Inc.	18,100	1,598,230
Fluor Corp.	36,000	622,440
MYR Group, Inc. (a)	17,500	973,175
Primoris Services Corp.	41,600	1,210,768
Sterling Construction Co., Inc. (a)	8,126	166,339
Tutor Perini Corp. (a)	17,600	262,240
WillScot Mobile Mini Holdings Corp. (a)	6,700	158,857
		5,665,323
Construction Materials 0.1% (a)
Forterra, Inc.	16,100	294,630
Consumer Finance 0.5%
Curo Group Holdings Corp.	24,600	357,438
Enova International, Inc. (a)	15,600	352,560
Green Dot Corp., Class A (a)	14,400	723,312
PROG Holdings, Inc.	9,100	429,338
		1,862,648
Containers & Packaging 0.0%‡
Greif, Inc., Class B	300	13,710
Myers Industries, Inc.	4,700	94,235
O-I Glass, Inc.	800	10,112
		118,057
Distributors 0.1%
Core-Mark Holding Co., Inc.	12,200	374,174
Weyco Group, Inc.	1,900	32,794
		406,968
Diversified Consumer Services 0.3%
American Public Education, Inc. (a)	11,700	336,726
Carriage Services, Inc.	12,500	414,000
Franchise Group, Inc.	1,400	50,792
Stride, Inc. (a)	5,715	147,161
WW International, Inc. (a)	1,900	50,464
		999,143
Diversified Financial Services 0.0%‡
A-Mark Precious Metals, Inc.	600	17,148
Marlin Business Services Corp.	5,000	71,250
		88,398

	Shares	Value
Common Stocks
Diversified Telecommunication Services 0.4%
Alaska Communications Systems Group, Inc.	2,300	$ 7,544
ATN International, Inc.	700	30,226
Bandwidth, Inc., Class A (a)	1,700	302,838
Consolidated Communications Holdings, Inc. (a)	13,700	83,638
CONTRA BMTECHNOLOGIES (a)	7,029	101,786
IDT Corp., Class B (a)	17,000	238,510
Iridium Communications, Inc. (a)	17,267	850,745
		1,615,287
Electric Utilities 0.0%‡
Portland General Electric Co.	3,500	148,015
Electrical Equipment 2.7%
Allied Motion Technologies, Inc.	4,800	217,200
Atkore International Group, Inc. (a)	29,324	1,300,813
AZZ, Inc.	6,300	299,817
Bloom Energy Corp., Class A (a)	6,600	230,406
Encore Wire Corp.	20,135	1,162,796
EnerSys	4,100	337,143
FuelCell Energy, Inc. (a)	35,100	728,676
LSI Industries, Inc.	16,300	156,562
Plug Power, Inc. (a)	51,200	3,234,304
Powell Industries, Inc.	10,400	298,168
Preformed Line Products Co.	1,367	87,884
Sunrun, Inc. (a)	20,400	1,413,108
TPI Composites, Inc. (a)	700	41,937
Ultralife Corp. (a)	5,000	29,350
Vicor Corp. (a)	600	51,924
		9,590,088
Electronic Equipment, Instruments & Components 2.2%
Benchmark Electronics, Inc.	29,500	747,235
CTS Corp.	5,100	155,550
II-VI, Inc. (a)	15,200	1,277,864
Insight Enterprises, Inc. (a)	1,100	83,710
Kimball Electronics, Inc. (a)	33,400	640,278
Methode Electronics, Inc.	11,400	430,350
MTS Systems Corp.	100	5,854
nLight, Inc. (a)	700	22,176
Novanta, Inc. (a)	2,200	274,824
OSI Systems, Inc. (a)	5,100	459,102
Plexus Corp. (a)	3,700	284,604
Rogers Corp. (a)	500	78,035
Sanmina Corp. (a)	27,773	863,740
ScanSource, Inc. (a)	17,000	411,230
Vishay Intertechnology, Inc.	66,600	1,435,230
Vishay Precision Group, Inc. (a)	18,900	604,611

	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components
Wrap Technologies, Inc. (a)(b)	9,000	$ 50,040
		7,824,433
Energy Equipment & Services 0.5%
Cactus, Inc., Class A	9,000	235,800
Exterran Corp. (a)	6,500	28,080
National Energy Services Reunited Corp. (a)	8,000	86,240
Newpark Resources, Inc. (a)	35,600	85,084
NexTier Oilfield Solutions, Inc. (a)	30,500	101,260
Patterson-UTI Energy, Inc.	25,000	153,750
ProPetro Holding Corp. (a)	103,300	825,367
Transocean Ltd. (a)(b)	102,883	345,687
		1,861,268
Entertainment 0.2%
AMC Entertainment Holdings, Inc., Class A (b)	22,585	299,477
Cinemark Holdings, Inc. (b)	7,157	144,858
Glu Mobile, Inc. (a)	17,900	157,699
		602,034
Equity Real Estate Investment Trusts 3.8%
Agree Realty Corp.	2,100	132,720
Alpine Income Property Trust, Inc.	10,000	154,200
American Assets Trust, Inc.	100	2,763
American Finance Trust, Inc.	5,400	39,312
Armada Hoffler Properties, Inc.	8,700	93,525
CareTrust REIT, Inc.	35,100	788,346
Community Healthcare Trust, Inc.	6,100	272,792
CorePoint Lodging, Inc.	8,500	57,885
DiamondRock Hospitality Co.	45,000	369,000
EastGroup Properties, Inc.	5,983	808,543
First Industrial Realty Trust, Inc.	6,500	264,160
Four Corners Property Trust, Inc.	26,200	690,632
GEO Group, Inc. (The) (b)	66,538	594,850
Getty Realty Corp.	20,500	544,685
Global Medical REIT, Inc.	5,200	65,208
Global Net Lease, Inc.	1,500	24,165
Healthcare Realty Trust, Inc.	2,900	87,029
Industrial Logistics Properties Trust	18,500	392,385
Innovative Industrial Properties, Inc. (b)	2,900	542,648
Lexington Realty Trust	65,951	675,998
LTC Properties, Inc.	12,500	483,000
Macerich Co. (The) (b)	6,600	103,620
Monmouth Real Estate Investment Corp.	13,800	239,154
National Health Investors, Inc.	10,700	693,788
Pebblebrook Hotel Trust	9,100	167,258
Physicians Realty Trust	1,600	28,208
Piedmont Office Realty Trust, Inc., Class A	22,200	341,436
PotlatchDeltic Corp.	19,300	921,768

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts
PS Business Parks, Inc.	6,421	$ 874,026
QTS Realty Trust, Inc., Class A	100	6,510
Retail Opportunity Investments Corp.	4,000	56,360
Retail Properties of America, Inc., Class A	11,600	106,836
Retail Value, Inc.	237	3,699
RLJ Lodging Trust	18,100	233,671
Ryman Hospitality Properties, Inc.	8,900	577,165
Sabra Health Care REIT, Inc.	34,400	577,576
Service Properties Trust	52,500	557,025
SITE Centers Corp.	9,500	105,355
STAG Industrial, Inc.	5,100	151,980
Sunstone Hotel Investors, Inc.	17,500	187,250
Terreno Realty Corp.	7,200	407,376
Universal Health Realty Income Trust	500	29,840
Urban Edge Properties	10,200	140,658
Xenia Hotels & Resorts, Inc.	8,100	117,207
		13,711,612
Food & Staples Retailing 0.5%
Andersons, Inc. (The)	20,400	469,200
BJ's Wholesale Club Holdings, Inc. (a)	4,900	206,143
Performance Food Group Co. (a)	14,800	693,824
SpartanNash Co.	13,500	250,020
United Natural Foods, Inc. (a)	3,700	100,196
		1,719,383
Food Products 0.7%
B&G Foods, Inc. (b)	4,300	163,744
Darling Ingredients, Inc. (a)	22,000	1,364,220
Fresh Del Monte Produce, Inc.	6,100	149,267
Freshpet, Inc. (a)	2,200	306,482
Seneca Foods Corp., Class A (a)	8,967	325,054
Simply Good Foods Co. (The) (a)	2,700	77,058
Tootsie Roll Industries, Inc.	2,821	111,655
		2,497,480
Gas Utilities 0.4%
Brookfield Infrastructure Corp., Class A	2,800	187,824
Southwest Gas Holdings, Inc.	20,000	1,199,200
		1,387,024
Health Care Equipment & Supplies 2.8%
Accuray, Inc. (a)	31,100	153,634
AngioDynamics, Inc. (a)	5,000	93,700
Antares Pharma, Inc. (a)	134,300	588,234
AtriCure, Inc. (a)	700	40,761
Avanos Medical, Inc. (a)	2,500	113,250
Axonics Modulation Technologies, Inc. (a)	600	31,020
Cantel Medical Corp.	1,600	126,352

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Cerus Corp. (a)	2,700	$ 17,793
CONMED Corp.	8,300	928,770
CryoPort, Inc. (a)	900	61,380
Electromed, Inc. (a)	2,900	28,826
FONAR Corp. (a)	1,000	17,820
GenMark Diagnostics, Inc. (a)	19,500	269,295
Glaukos Corp. (a)	1,600	141,904
Integer Holdings Corp. (a)	974	71,881
iRhythm Technologies, Inc. (a)	1,900	319,998
Lantheus Holdings, Inc. (a)	23,500	382,345
LivaNova plc (a)	1,800	113,220
Meridian Bioscience, Inc. (a)	53,400	1,180,140
Merit Medical Systems, Inc. (a)	19,500	1,055,925
Natus Medical, Inc. (a)	29,700	723,789
Neogen Corp. (a)	10,900	881,483
Nevro Corp. (a)	2,300	372,117
NuVasive, Inc. (a)	15,954	857,368
OraSure Technologies, Inc. (a)	27,300	415,779
Orthofix Medical, Inc. (a)	10,500	424,305
Shockwave Medical, Inc. (a)	1,500	174,060
Silk Road Medical, Inc. (a)	700	38,171
STAAR Surgical Co. (a)	2,500	256,450
Surmodics, Inc. (a)	3,800	172,900
		10,052,670
Health Care Providers & Services 4.4%
1Life Healthcare, Inc. (a)	2,900	146,740
AdaptHealth Corp. (a)	24,800	949,096
Addus HomeCare Corp. (a)	4,500	506,475
Amedisys, Inc. (a)	1,600	459,696
AMN Healthcare Services, Inc. (a)	300	21,636
Community Health Systems, Inc. (a)	30,800	287,056
CorVel Corp. (a)	6,600	652,212
Cross Country Healthcare, Inc. (a)	2,300	20,148
Ensign Group, Inc. (The)	19,600	1,534,288
HealthEquity, Inc. (a)	7,900	660,045
InfuSystem Holdings, Inc. (a)	8,000	140,960
LHC Group, Inc. (a)	4,100	816,802
Magellan Health, Inc. (a)	6,400	601,472
ModivCare, Inc. (a)	8,200	1,300,274
National HealthCare Corp.	8,000	512,400
Option Care Health, Inc. (a)	51,400	949,872
Owens & Minor, Inc.	42,400	1,232,992
Pennant Group, Inc. (The) (a)	15,200	817,304
Progyny, Inc. (a)	400	18,708
R1 RCM, Inc. (a)	3,500	88,305
RadNet, Inc. (a)	700	12,537
Select Medical Holdings Corp. (a)	59,500	1,529,150

	Shares	Value
Common Stocks
Health Care Providers & Services
Tenet Healthcare Corp. (a)	40,200	$ 1,900,254
Tivity Health, Inc. (a)	200	4,510
Triple-S Management Corp., Class B (a)	15,600	365,508
US Physical Therapy, Inc.	200	24,068
Viemed Healthcare, Inc. (a)	14,400	120,816
		15,673,324
Health Care Technology 1.0%
Allscripts Healthcare Solutions, Inc. (a)	8,300	136,950
Computer Programs and Systems, Inc.	8,250	253,935
Evolent Health, Inc., Class A (a)	1,200	20,484
HealthStream, Inc. (a)	3,426	79,757
HMS Holdings Corp. (a)	22,300	821,086
Inovalon Holdings, Inc., Class A (a)	2,900	70,760
Inspire Medical Systems, Inc. (a)	2,600	523,926
NextGen Healthcare, Inc. (a)	6,300	124,614
Omnicell, Inc. (a)	9,400	1,107,320
Schrodinger, Inc. (a)	6,800	614,244
Tabula Rasa HealthCare, Inc. (a)	300	17,037
		3,770,113
Hotels, Restaurants & Leisure 3.3%
Bally's Corp.	20,100	1,054,848
Biglari Holdings, Inc., Class B (a)	410	47,043
Bloomin' Brands, Inc.	1,100	23,177
Bluegreen Vacations Corp.	9,000	69,570
Boyd Gaming Corp.	4,800	216,768
Brinker International, Inc.	5,800	341,504
Caesars Entertainment, Inc. (a)	25,300	1,780,867
Churchill Downs, Inc.	3,100	581,095
Cracker Barrel Old Country Store, Inc.	2,900	392,399
Del Taco Restaurants, Inc. (a)	39,700	381,914
Fiesta Restaurant Group, Inc. (a)	6,900	103,914
Golden Entertainment, Inc. (a)	2,300	39,100
Hilton Grand Vacations, Inc. (a)	11,900	353,668
International Game Technology plc	7,300	117,603
Jack in the Box, Inc.	7,700	724,878
Monarch Casino & Resort, Inc. (a)	8,700	459,795
Nathan's Famous, Inc.	700	38,857
Papa John's International, Inc.	400	40,912
Penn National Gaming, Inc. (a)	26,800	2,779,696
RCI Hospitality Holdings, Inc.	1,800	69,264
Red Rock Resorts, Inc., Class A	6,300	147,924
Scientific Games Corp. (a)	11,700	458,874
Shake Shack, Inc., Class A (a)	5,047	572,431
Texas Roadhouse, Inc.	14,515	1,106,188
Wingstop, Inc.	500	75,025
		11,977,314

	Shares	Value
Common Stocks
Household Durables 1.9%
Beazer Homes USA, Inc. (a)	58,400	$ 970,608
Cavco Industries, Inc. (a)	1,600	301,856
Century Communities, Inc. (a)	5,000	234,700
Hamilton Beach Brands Holding Co., Class A	1,500	28,785
iRobot Corp. (a)	3,150	378,315
KB Home	2,100	87,444
La-Z-Boy, Inc.	16,800	650,496
Lifetime Brands, Inc.	3,500	48,650
M/I Homes, Inc. (a)	24,600	1,214,502
MDC Holdings, Inc.	6,100	317,322
Meritage Homes Corp. (a)	11,300	906,938
Purple Innovation, Inc. (a)	400	13,616
Sonos, Inc. (a)	19,700	515,155
Taylor Morrison Home Corp. (a)	500	12,990
TopBuild Corp. (a)	1,000	199,950
TRI Pointe Group, Inc. (a)	28,300	571,660
Tupperware Brands Corp. (a)	12,700	382,016
VOXX International Corp. (a)	8,600	160,648
		6,995,651
Household Products 0.2%
Central Garden & Pet Co., Class A (a)	14,800	577,200
Oil-Dri Corp. of America	500	17,335
		594,535
Independent Power and Renewable Electricity Producers 0.9%
Atlantic Power Corp. (a)	38,700	114,552
Brookfield Renewable Corp.	16,850	942,758
Clearway Energy, Inc.	15,200	438,216
Ormat Technologies, Inc.	2,100	239,736
Sunnova Energy International, Inc. (a)	30,700	1,346,195
		3,081,457
Industrial Conglomerates 0.0%‡
Raven Industries, Inc.	1,500	48,405
Insurance 1.2%
American Equity Investment Life Holding Co.	46,400	1,354,416
AMERISAFE, Inc.	400	22,200
BRP Group, Inc., Class A (a)	900	20,889
eHealth, Inc. (a)	300	14,355
Employers Holdings, Inc.	15,604	475,922
Genworth Financial, Inc., Class A (a)	68,900	195,676
Heritage Insurance Holdings, Inc.	9,600	89,472
Horace Mann Educators Corp.	12,700	497,459
Kinsale Capital Group, Inc.	100	18,756
National Western Life Group, Inc., Class A	700	126,000
Palomar Holdings, Inc. (a)	500	49,795

	Shares	Value
Common Stocks
Insurance
Safety Insurance Group, Inc.	300	$ 22,032
Stewart Information Services Corp.	22,462	1,041,788
Trupanion, Inc. (a)	1,100	123,420
Universal Insurance Holdings, Inc.	13,000	174,070
		4,226,250
Interactive Media & Services 0.6% (a)
Cargurus, Inc.	3,000	87,750
Cars.com, Inc.	60,000	696,600
DHI Group, Inc.	32,400	81,000
Eventbrite, Inc., Class A	3,500	62,475
QuinStreet, Inc.	1,500	31,755
Yelp, Inc.	39,100	1,274,269
		2,233,849
Internet & Direct Marketing Retail 1.1%
1-800-Flowers.com, Inc., Class A (a)	15,450	474,779
Groupon, Inc. (a)	5,100	174,267
Lands' End, Inc. (a)	600	16,566
Liquidity Services, Inc. (a)	11,600	226,432
Magnite, Inc. (a)	15,900	550,776
Overstock.com, Inc. (a)(b)	6,755	524,188
Shutterstock, Inc.	4,200	272,958
Stamps.com, Inc. (a)	6,500	1,484,015
Stitch Fix, Inc., Class A (a)(b)	2,100	200,424
		3,924,405
IT Services 1.4%
Brightcove, Inc. (a)	51,100	840,595
Conduent, Inc. (a)	172,700	832,414
CSG Systems International, Inc.	1,500	64,635
Endurance International Group Holdings, Inc. (a)	5,700	54,036
EVERTEC, Inc.	8,200	284,540
Limelight Networks, Inc. (a)(b)	3,500	15,943
ManTech International Corp., Class A	2,300	206,287
MAXIMUS, Inc.	4,900	367,794
MoneyGram International, Inc. (a)	8,900	68,263
NIC, Inc.	4,500	121,140
Perspecta, Inc.	14,400	416,880
PFSweb, Inc. (a)	9,400	64,578
Repay Holdings Corp. (a)	1,400	31,010
Sykes Enterprises, Inc. (a)	28,400	1,095,956
TTEC Holdings, Inc.	5,700	430,806
		4,894,877
Leisure Products 0.7%
Escalade, Inc.	6,100	127,185
Johnson Outdoors, Inc., Class A	1,000	109,030
Malibu Boats, Inc., Class A (a)	4,400	308,484

	Shares	Value
Common Stocks
Leisure Products
Marine Products Corp.	700	$ 11,396
MasterCraft Boat Holdings, Inc. (a)	37,300	952,269
Nautilus, Inc. (a)	600	14,706
Smith & Wesson Brands, Inc.	23,500	389,160
YETI Holdings, Inc. (a)	10,800	710,856
		2,623,086
Life Sciences Tools & Services 1.0% (a)
Medpace Holdings, Inc.	12,300	1,633,317
NanoString Technologies, Inc.	1,300	91,039
Pacific Biosciences of California, Inc.	24,100	779,635
Quanterix Corp.	300	19,422
Syneos Health, Inc.	13,800	1,026,030
		3,549,443
Machinery 3.0%
Alamo Group, Inc.	700	97,713
Altra Industrial Motion Corp.	200	10,282
Barnes Group, Inc.	1,600	76,912
Blue Bird Corp. (a)	2,000	41,000
Columbus McKinnon Corp.	1,400	60,466
EnPro Industries, Inc.	10,800	779,652
Franklin Electric Co., Inc.	17,900	1,242,618
Hillenbrand, Inc.	35,300	1,450,830
Hyster-Yale Materials Handling, Inc.	200	17,942
L B Foster Co., Class A (a)	6,936	105,080
Lydall, Inc. (a)	16,000	481,600
Manitowoc Co., Inc. (The) (a)	21,200	278,568
Meritor, Inc. (a)	22,630	584,080
Miller Industries, Inc.	4,349	173,438
Mueller Industries, Inc.	36,074	1,231,927
Mueller Water Products, Inc., Class A	63,900	766,161
Park-Ohio Holdings Corp.	400	11,276
Rexnord Corp.	29,000	1,097,940
SPX Corp. (a)	9,700	501,587
Standex International Corp.	5,200	425,932
Tennant Co.	13,330	903,108
Terex Corp.	3,000	107,280
TriMas Corp. (a)	3,400	107,610
Watts Water Technologies, Inc., Class A	200	24,014
Welbilt, Inc. (a)	3,600	46,476
		10,623,492
Marine 0.6%
Costamare, Inc.	95,800	766,400
Matson, Inc.	22,600	1,351,480
		2,117,880

	Shares	Value
Common Stocks
Media 0.8%
Cardlytics, Inc. (a)	1,000	$ 122,270
Entravision Communications Corp., Class A	143,728	459,930
Fluent, Inc. (a)	14,200	76,964
Meredith Corp.	6,100	133,773
Sinclair Broadcast Group, Inc., Class A	3,300	103,983
TEGNA, Inc.	80,100	1,284,003
Tribune Publishing Co.	8,300	121,263
WideOpenWest, Inc. (a)	43,500	463,275
		2,765,461
Metals & Mining 1.4%
Arconic Corp. (a)	13,000	327,600
Caledonia Mining Corp. plc	22,300	335,169
Cleveland-Cliffs, Inc.	32,600	500,084
Coeur Mining, Inc. (a)	25,100	227,155
Gatos Silver, Inc. (a)(b)	1,000	13,210
Gold Resource Corp.	10,100	28,482
Hecla Mining Co.	70,800	402,852
Kaiser Aluminum Corp.	9,400	814,980
Novagold Resources, Inc. (a)	11,300	103,056
Ryerson Holding Corp. (a)	50,400	621,936
Schnitzer Steel Industries, Inc., Class A	17,600	519,552
SunCoke Energy, Inc.	111,800	551,174
United States Steel Corp. (b)	31,300	555,888
Warrior Met Coal, Inc.	3,600	82,872
Worthington Industries, Inc.	200	10,468
		5,094,478
Mortgage Real Estate Investment Trusts 0.8%
Apollo Commercial Real Estate Finance, Inc.	4,000	44,720
Ares Commercial Real Estate Corp.	22,300	252,436
Blackstone Mortgage Trust, Inc., Class A	4,300	114,638
Broadmark Realty Capital, Inc.	22,100	227,409
Cherry Hill Mortgage Investment Corp.	31,900	280,720
Chimera Investment Corp.	124,298	1,255,410
Ellington Financial, Inc.	4,100	61,336
Ellington Residential Mortgage REIT (b)	1,400	16,744
Great Ajax Corp.	7,700	75,845
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,100	124,215
MFA Financial, Inc.	6,900	25,116
PennyMac Mortgage Investment Trust	32,100	553,725
Two Harbors Investment Corp.	4,400	26,708
		3,059,022
Multiline Retail 0.5%
Big Lots, Inc.	17,400	1,038,432
Macy's, Inc.	44,147	663,971
		1,702,403

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 2.0%
Antero Resources Corp. (a)	37,095	$ 257,439
Arch Resources, Inc.	4,500	215,640
Berry Corp.	7,600	29,260
Bonanza Creek Energy, Inc. (a)	33,300	687,978
Clean Energy Fuels Corp. (a)	5,300	54,219
CNX Resources Corp. (a)	108,600	1,375,962
Delek US Holdings, Inc.	20,500	384,580
DHT Holdings, Inc.	34,400	184,728
Diamond S Shipping, Inc., Class S (a)	700	4,473
Dorian LPG Ltd. (a)	51,460	596,422
Goodrich Petroleum Corp. (a)	200	1,934
Green Plains, Inc. (a)	1,400	26,894
Matador Resources Co. (a)	1,100	16,808
NACCO Industries, Inc., Class A	700	16,779
Ovintiv, Inc.	23,900	376,664
PDC Energy, Inc. (a)	5,200	112,892
Range Resources Corp. (a)	2,900	26,709
Renewable Energy Group, Inc. (a)	5,400	483,840
REX American Resources Corp. (a)	500	38,250
Southwestern Energy Co. (a)	124,800	470,496
Whiting Petroleum Corp. (a)	26,000	528,840
World Fuel Services Corp.	39,900	1,220,541
		7,111,348
Paper & Forest Products 0.1%
Domtar Corp.	3,400	101,898
Louisiana-Pacific Corp.	10,600	402,906
		504,804
Personal Products 0.7%
elf Beauty, Inc. (a)	500	10,880
Lifevantage Corp. (a)	9,300	83,142
Medifast, Inc.	6,300	1,478,421
Nature's Sunshine Products, Inc. (a)	3,100	49,755
USANA Health Sciences, Inc. (a)	10,900	902,084
		2,524,282
Pharmaceuticals 1.8%
Amphastar Pharmaceuticals, Inc. (a)	48,700	885,366
ANI Pharmaceuticals, Inc. (a)	4,400	125,576
Arvinas, Inc. (a)	5,000	377,200
Axsome Therapeutics, Inc. (a)	900	61,281
BioDelivery Sciences International, Inc. (a)	68,000	261,800
Corcept Therapeutics, Inc. (a)	52,000	1,469,520
Endo International plc (a)	32,178	234,256
Harrow Health, Inc. (a)(b)	20,100	180,900
Innoviva, Inc. (a)	31,900	383,119
Intra-Cellular Therapies, Inc. (a)	1,800	57,870
Ocular Therapeutix, Inc. (a)	4,100	74,415

	Shares	Value
Common Stocks
Pharmaceuticals
Phibro Animal Health Corp., Class A	27,192	$ 563,962
Prestige Consumer Healthcare, Inc. (a)	25,500	1,020,000
Revance Therapeutics, Inc. (a)	1,700	43,248
Supernus Pharmaceuticals, Inc. (a)	20,200	593,678
		6,332,191
Professional Services 1.9%
CRA International, Inc.	100	5,321
Exponent, Inc.	1,000	82,580
GP Strategies Corp. (a)	1,000	12,080
Insperity, Inc.	14,000	1,098,860
Kelly Services, Inc., Class A	20,100	392,352
Kforce, Inc.	27,300	1,164,345
Korn Ferry	18,700	852,720
Mastech Digital, Inc. (a)	4,100	66,871
TriNet Group, Inc. (a)	10,300	763,333
TrueBlue, Inc. (a)	44,100	819,819
Upwork, Inc. (a)	39,000	1,616,550
		6,874,831
Real Estate Management & Development 0.8%
eXp World Holdings, Inc. (a)	8,700	927,333
RE/MAX Holdings, Inc., Class A	1,200	43,464
Realogy Holdings Corp. (a)(b)	58,400	829,280
Redfin Corp. (a)	9,600	683,616
RMR Group, Inc. (The), Class A	6,900	254,472
		2,738,165
Road & Rail 0.4%
ArcBest Corp.	23,100	1,070,685
Avis Budget Group, Inc. (a)	2,800	115,752
Covenant Logistics Group, Inc. (a)	5,600	84,504
Universal Logistics Holdings, Inc.	300	6,360
		1,277,301
Semiconductors & Semiconductor Equipment 4.1%
Advanced Energy Industries, Inc. (a)	13,131	1,346,978
Alpha & Omega Semiconductor Ltd. (a)	32,800	942,672
Amkor Technology, Inc.	65,124	1,010,724
Axcelis Technologies, Inc. (a)	36,100	1,236,064
CEVA, Inc. (a)	500	29,395
Cohu, Inc.	5,400	219,672
CyberOptics Corp. (a)	3,400	82,246
Diodes, Inc. (a)	19,183	1,357,773
FormFactor, Inc. (a)	32,700	1,336,449
Ichor Holdings Ltd. (a)	22,900	826,690
Lattice Semiconductor Corp. (a)	10,500	421,155
MACOM Technology Solutions Holdings, Inc. (a)	2,900	164,894
MaxLinear, Inc. (a)	2,900	91,031

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment
NVE Corp.	1,300	$ 83,057
Photronics, Inc. (a)	58,837	653,091
Power Integrations, Inc.	18,600	1,498,230
Semtech Corp. (a)	11,300	801,735
Silicon Laboratories, Inc. (a)	4,200	550,914
SiTime Corp. (a)	100	12,205
SMART Global Holdings, Inc. (a)	5,100	189,465
SunPower Corp. (a)(b)	10,300	556,303
Ultra Clean Holdings, Inc. (a)	33,100	1,277,660
		14,688,403
Software 5.5%
8x8, Inc. (a)	3,300	116,325
A10 Networks, Inc. (a)	94,700	940,371
Alarm.com Holdings, Inc. (a)	4,000	371,680
American Software, Inc., Class A	14,900	286,229
Appfolio, Inc., Class A (a)	1,100	168,091
Appian Corp. (a)(b)	3,000	655,380
Avaya Holdings Corp. (a)	53,829	1,197,157
Blackbaud, Inc.	1,500	99,735
Blackline, Inc. (a)	3,900	505,518
Bottomline Technologies DE, Inc. (a)	2,200	105,116
Box, Inc., Class A (a)	8,800	152,592
Cerence, Inc. (a)	1,700	190,247
ChannelAdvisor Corp. (a)	51,200	1,049,600
Cloudera, Inc. (a)	13,200	201,564
CommVault Systems, Inc. (a)	21,614	1,356,927
Cornerstone OnDemand, Inc. (a)	1,700	69,530
Digital Turbine, Inc. (a)	11,200	640,752
Domo, Inc., Class B (a)	300	19,017
Ebix, Inc.	3,800	197,866
Envestnet, Inc. (a)	1,100	84,403
InterDigital, Inc.	4,900	314,629
J2 Global, Inc. (a)	11,600	1,190,624
LivePerson, Inc. (a)	2,400	152,064
MicroStrategy, Inc., Class A (a)(b)	778	480,267
Mimecast Ltd. (a)	2,600	111,956
Mitek Systems, Inc. (a)	58,500	944,775
Model N, Inc. (a)	600	20,388
Progress Software Corp.	30,306	1,217,695
PROS Holdings, Inc. (a)	1,100	46,354
Q2 Holdings, Inc. (a)	3,900	499,161
Qualys, Inc. (a)	500	69,235
Rapid7, Inc. (a)	2,000	173,640
Rimini Street, Inc. (a)	33,300	234,765
Sailpoint Technologies Holdings, Inc. (a)	5,300	293,143
Sapiens International Corp. NV	33,743	1,102,046
Sprout Social, Inc., Class A (a)	600	39,600

	Shares	Value
Common Stocks
Software
SPS Commerce, Inc. (a)	13,608	$ 1,345,695
SVMK, Inc. (a)	8,600	216,806
Tenable Holdings, Inc. (a)	5,700	282,093
Upland Software, Inc. (a)	500	23,845
Varonis Systems, Inc. (a)	1,200	212,124
Verint Systems, Inc. (a)	17,491	1,291,361
Veritone, Inc. (a)	500	19,635
Workiva, Inc. (a)	2,700	263,169
Xperi Holding Corp.	4,700	90,522
Yext, Inc. (a)	2,900	48,923
Zix Corp. (a)	72,700	592,505
Zuora, Inc., Class A (a)	1,800	26,550
		19,711,670
Specialty Retail 4.6%
Abercrombie & Fitch Co., Class A	18,800	433,716
America's Car-Mart, Inc. (a)	1,200	142,536
Asbury Automotive Group, Inc. (a)	1,100	156,871
At Home Group, Inc. (a)	36,500	889,505
Bed Bath & Beyond, Inc. (b)	17,600	621,808
Caleres, Inc.	6,100	92,171
Camping World Holdings, Inc., Class A	800	27,328
Citi Trends, Inc.	4,900	289,100
Conn's, Inc. (a)	7,600	119,548
Container Store Group, Inc. (The) (a)	54,600	744,198
Express, Inc. (a)	24,566	147,396
GameStop Corp., Class A (a)	7,485	2,432,625
Group 1 Automotive, Inc.	1,200	165,144
GrowGeneration Corp. (a)(b)	900	38,871
Haverty Furniture Cos., Inc.	9,200	300,748
Hibbett Sports, Inc. (a)	8,400	474,180
Lithia Motors, Inc., Class A	4,500	1,434,060
Lumber Liquidators Holdings, Inc. (a)	1,600	44,736
MarineMax, Inc. (a)	18,600	778,038
Michaels Cos., Inc. (The) (a)	6,600	102,300
Murphy USA, Inc.	11,100	1,382,727
ODP Corp. (The)	30,774	1,313,742
OneWater Marine, Inc., Class A (a)	1,700	54,961
Rent-A-Center, Inc.	31,400	1,359,620
RH (a)	2,100	998,256
Signet Jewelers Ltd.	20,600	836,772
Sleep Number Corp. (a)	4,800	517,152
Sportsman's Warehouse Holdings, Inc. (a)	25,700	450,264
Urban Outfitters, Inc. (a)	8,500	233,155
		16,581,528
Technology Hardware, Storage & Peripherals 0.2% (a)
3D Systems Corp. (b)	10,101	358,989

	Shares	Value
Common Stocks
Technology Hardware, Storage & Peripherals (a)
Diebold Nixdorf, Inc.	2,000	$ 27,320
Eastman Kodak Co. (b)	22,579	216,533
		602,842
Textiles, Apparel & Luxury Goods 0.9%
Crocs, Inc. (a)	4,700	329,094
Deckers Outdoor Corp. (a)	7,100	2,073,058
G-III Apparel Group Ltd. (a)	5,500	148,720
Movado Group, Inc.	3,900	80,574
Rocky Brands, Inc.	19,545	673,521
Superior Group of Cos., Inc.	3,400	77,622
Vera Bradley, Inc. (a)	1,500	12,675
		3,395,264
Thrifts & Mortgage Finance 1.3%
Bridgewater Bancshares, Inc. (a)	14,334	184,049
Essent Group Ltd.	6,000	250,980
Flagstar Bancorp, Inc.	29,406	1,260,047
FS Bancorp, Inc.	4,853	260,218
Home Bancorp, Inc.	1,100	30,976
HomeStreet, Inc.	6,800	247,520
Luther Burbank Corp.	7,136	69,861
Merchants Bancorp	25,500	760,410
Meridian Bancorp, Inc.	43,400	657,510
OP Bancorp.	16,700	126,753
PennyMac Financial Services, Inc.	900	52,200
Provident Financial Services, Inc.	700	12,964
Radian Group, Inc.	18,900	362,880
Riverview Bancorp, Inc.	2,500	13,025
Southern Missouri Bancorp, Inc.	500	15,325
Territorial Bancorp, Inc.	700	16,702
TrustCo Bank Corp.	10,300	64,066
Waterstone Financial, Inc.	8,900	164,383
Western New England Bancorp, Inc.	3,600	23,076
		4,572,945
Tobacco 0.4%
Universal Corp.	6,960	319,255
Vector Group Ltd.	87,000	1,021,380
		1,340,635
Trading Companies & Distributors 1.2%
Applied Industrial Technologies, Inc.	4,600	323,794
CAI International, Inc.	21,600	701,352
GATX Corp.	800	74,240
GMS, Inc. (a)	6,000	173,940
Rush Enterprises, Inc.
Class A	29,750	1,249,202
Class B	4,350	168,476

	Shares	Value
Common Stocks
Trading Companies & Distributors
Rush Enterprises, Inc.
SiteOne Landscape Supply, Inc. (a)	3,800	$ 599,184
Systemax, Inc.	4,600	176,778
Titan Machinery, Inc. (a)	2,000	42,600
Triton International Ltd.	12,300	569,982
Veritiv Corp. (a)	8,600	157,552
WESCO International, Inc. (a)	2,200	167,442
		4,404,542
Water Utilities 0.7%
American States Water Co.	700	54,082
Artesian Resources Corp., Class A	4,184	171,042
California Water Service Group	22,479	1,228,253
Consolidated Water Co. Ltd., Class D	50,424	638,872
Pure Cycle Corp. (a)	10,700	114,169
SJW Group	1,300	86,021
York Water Co. (The)	3,300	143,352
		2,435,791
Wireless Telecommunication Services 0.0%‡
Spok Holdings, Inc.	2,300	25,576
Total Common Stocks (Cost $267,898,757)		350,842,458
Exchange-Traded Fund 2.3%
iShares Russell 2000 ETF (b)	40,099	8,242,750
Total Exchange-Traded Fund (Cost $7,418,422)		8,242,750

Short-Term Investments 4.3%(c)
Affiliated Investment Company 0.0%‡
MainStay U.S. Government Liquidity Fund, 0.01%	115,242	115,242
Total Affiliated Investment Company (Cost $115,242)		115,242
Unaffiliated Investment Company 4.3% (d)
BlackRock Liquidity FedFund, 0.105%	15,277,128	15,277,128
Total Unaffiliated Investment Company (Cost $15,277,128)		15,277,128
Total Short-Term Investments (Cost $15,392,370)		15,392,370
Total Investments (Cost $290,709,549)	104.3%	374,477,578
Other Assets, Less Liabilities	(4.3)	(15,593,675)
Net Assets	100.0%	$ 358,883,903

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2021, the aggregate market value of securities on loan was $18,628,328; the total market value of collateral held by the Fund was $19,501,187. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,224,059. The Fund received cash collateral with a value of $15,277,128.
(c)	Current yield as of January 31, 2021.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 350,740,672	$ 101,786	$ —	$ 350,842,458
Exchange-Traded Fund	8,242,750	—	—	8,242,750
Short-Term Investments
Affiliated Investment Company	115,242	—	—	115,242
Unaffiliated Investment Company	15,277,128	—	—	15,277,128
Total Short-Term Investments	15,392,370	—	—	15,392,370
Total Investments in Securities	$ 374,375,792	$ 101,786	$ —	$ 374,477,578

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Total Return Bond Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 96.5%
Asset-Backed Securities 5.5%
Automobile Asset-Backed Securities 2.2%
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2020-1A, Class A
2.33%, due 8/20/26	$ 1,945,000	$ 2,047,986
Series 2017-2A, Class A
2.97%, due 3/20/24	2,130,000	2,221,619
Series 2018-2A, Class A
4.00%, due 3/20/25	3,275,000	3,574,582
Drive Auto Receivables Trust
Series 2020-2, Class C
2.28%, due 8/17/26	1,800,000	1,864,920
Flagship Credit Auto Trust
Series 2020-4, Class C
1.28%, due 2/16/27 (a)	2,445,000	2,481,883
Ford Credit Auto Owner Trust (a)
Series 2020-2, Class A
1.06%, due 4/15/33	2,135,000	2,161,999
Series 2020-1, Class A
2.04%, due 8/15/31	2,560,000	2,698,776
Ford Credit Floorplan Master Owner Trust
Series 2019-4, Class A
2.44%, due 9/15/26	3,215,000	3,432,325
Series 2017-3, Class A
2.48%, due 9/15/24	1,485,000	1,535,075
Series 2018-4, Class A
4.06%, due 11/15/30	1,835,000	2,153,140
GM Financial Automobile Leasing Trust
Series 2020-2, Class B
1.56%, due 7/22/24	1,780,000	1,816,797
JPMorgan Chase Bank NA
Series 2020-1, Class B
0.991%, due 1/25/28 (a)	743,645	746,182
Santander Drive Auto Receivables Trust
Series 2020-2, Class C
1.46%, due 9/15/25	2,340,000	2,378,742
Series 2020-4, Class D
1.48%, due 1/15/27	3,075,000	3,133,868
Santander Revolving Auto Loan Trust
Series 2019-A, Class A
2.51%, due 1/26/32 (a)	2,215,000	2,351,418
		34,599,312
Credit Card Asset-Backed Security 0.2%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, due 8/15/28	2,420,000	2,582,739

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Security 0.3%
Carrington Mortgage Loan Trust
Series 2007-HE1, Class A3
0.338% (1 Month LIBOR + 0.19%), due 6/25/37 (b)	$ 5,559,387	$ 5,381,762
Other Asset-Backed Securities 2.8%
American Airlines Pass-Through Trust
Series 2019-1, Class AA
3.15%, due 2/15/32	2,166,945	2,146,668
Series 2013-2, Class A
4.95%, due 1/15/23	6,726,207	6,592,481
CF Hippolyta LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	3,225,800	3,287,567
Series 2020-1, Class A2
1.99%, due 7/15/60	1,804,201	1,822,010
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	38,089	41,854
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, due 7/25/33 (a)	2,731,128	2,828,960
JetBlue Pass-Through Trust
Series 2019-1, Class AA
2.75%, due 5/15/32	2,509,713	2,489,376
MVW LLC (a)
Series 2020-1A, Class A
1.74%, due 10/20/37	1,763,210	1,801,188
Series 2019-2A, Class A
2.22%, due 10/20/38	2,488,812	2,578,236
Navient Private Education Refi Loan Trust (a)
Series 2020-DA, Class A
1.69%, due 5/15/69	1,200,895	1,226,171
Series 2020-HA, Class B
2.78%, due 1/15/69	3,460,000	3,515,825
New Residential Advance Receivables Trust
Series 2020-APT1, Class AT1
1.035%, due 12/16/52 (a)(c)	3,055,000	3,055,425
PFS Financing Corp.
Series 2020-E, Class A
1.00%, due 10/15/25 (a)	2,740,000	2,758,257
Sierra Timeshare Receivables Funding LLC (a)
Series 2020-2A, Class A
1.33%, due 7/20/37	1,863,452	1,881,052
Series 2019-3A, Class A
2.34%, due 8/20/36	1,407,948	1,441,864
Series 2020-2A, Class C
3.51%, due 7/20/37	4,305,298	4,472,706

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	$ 2,195,017	$ 2,450,758
		44,390,398
Total Asset-Backed Securities (Cost $83,114,902)		86,954,211
Corporate Bonds 50.3%
Aerospace & Defense 0.2%
BAE Systems plc
3.00%, due 9/15/50 (a)	1,580,000	1,600,680
L3Harris Technologies, Inc.
4.854%, due 4/27/35	585,000	759,335
5.054%, due 4/27/45	1,215,000	1,642,420
		4,002,435
Agriculture 0.4%
Altria Group, Inc.
4.80%, due 2/14/29	2,555,000	3,032,717
BAT Capital Corp.
3.734%, due 9/25/40	2,990,000	3,049,684
JBS Investments II GmbH
7.00%, due 1/15/26 (a)	900,000	962,550
		7,044,951
Airlines 0.7% (a)
Delta Air Lines, Inc.
4.50%, due 10/20/25	1,850,000	1,976,197
4.75%, due 10/20/28	1,470,000	1,626,340
7.00%, due 5/1/25	3,565,000	4,133,907
Mileage Plus Holdings LLC
6.50%, due 6/20/27	2,995,000	3,275,781
		11,012,225
Apparel 0.2% (a)
Hanesbrands, Inc.
4.875%, due 5/15/26	1,409,000	1,525,242
5.375%, due 5/15/25	1,960,000	2,084,950
		3,610,192
Auto Manufacturers 1.5%
Ford Motor Co.
8.50%, due 4/21/23	3,330,000	3,728,601
9.00%, due 4/22/25	3,300,000	4,013,394
Ford Motor Credit Co. LLC
3.35%, due 11/1/22	1,280,000	1,300,416
4.063%, due 11/1/24	3,630,000	3,794,366
4.25%, due 9/20/22	1,015,000	1,047,998

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
General Motors Co.
6.125%, due 10/1/25	$ 2,915,000	$ 3,513,422
General Motors Financial Co., Inc.
5.20%, due 3/20/23	3,105,000	3,393,134
Volkswagen Group of America Finance LLC (a)
0.875%, due 11/22/23	1,545,000	1,552,405
1.25%, due 11/24/25	2,100,000	2,111,697
		24,455,433
Banks 10.2%
Banco Santander Mexico SA
5.375%, due 4/17/25 (a)	3,200,000	3,662,240
Bank of America Corp.
2.496%, due 2/13/31 (d)	3,850,000	4,009,342
2.676%, due 6/19/41 (d)	4,310,000	4,295,439
3.248%, due 10/21/27	5,450,000	6,037,757
3.419%, due 12/20/28 (d)	468,000	524,182
3.593%, due 7/21/28 (d)	2,300,000	2,595,528
3.705%, due 4/24/28 (d)	5,000,000	5,690,965
4.25%, due 10/22/26	6,900,000	7,987,857
Series MM
4.30%, due 1/28/25 (d)(e)	5,410,000	5,579,712
Series DD
6.30%, due 3/10/26 (d)(e)	1,500,000	1,751,250
Barclays plc
4.61%, due 2/15/23 (d)	1,205,000	1,254,862
BNP Paribas SA
3.052%, due 1/13/31 (a)(d)	5,020,000	5,399,383
Citigroup, Inc.
3.887%, due 1/10/28 (d)	3,489,000	3,978,535
4.05%, due 7/30/22	580,000	611,017
5.30%, due 5/6/44	3,464,000	4,700,893
Credit Suisse Group AG (a)
2.593%, due 9/11/25 (d)	3,550,000	3,744,548
4.50% (5 Year Treasury Constant Maturity Rate + 3.554%), due 9/3/30 (b)(e)	2,180,000	2,158,200
First Horizon Corp.
4.00%, due 5/26/25	5,300,000	5,939,804
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (d)	2,430,000	2,432,623
3.50%, due 11/16/26	4,305,000	4,787,811
6.75%, due 10/1/37	2,300,000	3,399,601
HSBC Holdings plc
3.973%, due 5/22/30 (d)	1,830,000	2,077,653
JPMorgan Chase & Co.
2.182%, due 6/1/28 (d)	2,920,000	3,055,342
2.956%, due 5/13/31 (d)	3,015,000	3,221,993
3.782%, due 2/1/28 (d)	2,600,000	2,973,789
4.005%, due 4/23/29 (d)	4,000,000	4,620,128

	Principal Amount	Value
Corporate Bonds
Banks
JPMorgan Chase & Co.
Series HH
4.60%, due 2/1/25 (d)(e)	$ 11,707,000	$ 12,046,503
5.50%, due 10/15/40	1,805,000	2,562,084
Lloyds Banking Group plc
4.582%, due 12/10/25	8,183,000	9,338,625
Morgan Stanley
3.591%, due 7/22/28 (d)	5,265,000	5,950,977
5.00%, due 11/24/25	4,535,000	5,352,933
6.25%, due 8/9/26	2,000,000	2,537,129
Natwest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (b)	3,880,000	4,184,691
5.125%, due 5/28/24	3,550,000	3,989,124
PNC Financial Services Group, Inc. (The)
2.55%, due 1/22/30	3,105,000	3,318,867
Societe Generale SA
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (a)(b)(e)	4,210,000	4,377,558
Standard Chartered plc
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (a)(b)(e)	2,220,000	2,242,644
SVB Financial Group
4.10% (10 Year Treasury Constant Maturity Rate + 3.064%), due 2/15/31 (b)(e)	1,720,000	1,747,864
Truist Financial Corp.
Series P
4.95% (5 Year Treasury Constant Maturity Rate + 4.605%), due 9/1/25 (b)(e)	3,515,000	3,840,138
Wachovia Corp.
5.50%, due 8/1/35	1,220,000	1,593,245
Wells Fargo Bank NA
5.85%, due 2/1/37	555,000	776,009
		160,348,845
Beverages 0.7%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, due 1/23/29	4,695,000	5,687,444
Constellation Brands, Inc.
4.50%, due 5/9/47	2,740,000	3,400,316
PepsiCo, Inc.
3.625%, due 3/19/50	1,220,000	1,453,927
		10,541,687
Biotechnology 0.3%
Biogen, Inc.
3.15%, due 5/1/50	4,315,000	4,320,064
Building Materials 0.6%
Builders FirstSource, Inc.
5.00%, due 3/1/30 (a)	3,839,000	4,102,931
Carrier Global Corp.
2.242%, due 2/15/25	4,130,000	4,339,874

	Principal Amount	Value
Corporate Bonds
Building Materials
Cemex SAB de CV
7.375%, due 6/5/27 (a)	$ 1,080,000	$ 1,218,780
		9,661,585
Chemicals 1.2%
Air Liquide Finance SA
1.75%, due 9/27/21 (a)	2,470,000	2,491,769
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	2,830,000	2,933,323
Huntsman International LLC
4.50%, due 5/1/29	4,289,000	4,933,156
Nutrition & Biosciences, Inc.
2.30%, due 11/1/30 (a)	5,155,000	5,250,647
Orbia Advance Corp. SAB de CV
4.00%, due 10/4/27 (a)	2,400,000	2,634,816
		18,243,711
Commercial Services 1.3%
Allied Universal Holdco LLC
6.625%, due 7/15/26 (a)	2,570,000	2,752,984
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	1,435,000	1,530,428
California Institute of Technology
3.65%, due 9/1/19	2,914,000	3,238,866
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	2,800,000	2,951,760
IHS Markit Ltd.
4.25%, due 5/1/29	5,055,000	5,957,924
PayPal Holdings, Inc.
2.65%, due 10/1/26	3,455,000	3,763,278
		20,195,240
Computers 1.1% (a)
Dell International LLC
4.90%, due 10/1/26	6,467,000	7,546,393
5.30%, due 10/1/29	1,275,000	1,533,567
8.10%, due 7/15/36	1,750,000	2,554,998
NCR Corp.
5.00%, due 10/1/28	3,298,000	3,388,695
6.125%, due 9/1/29	1,535,000	1,653,963
		16,677,616
Cosmetics & Personal Care 0.1%
Estee Lauder Cos., Inc. (The)
2.60%, due 4/15/30	1,130,000	1,221,642

	Principal Amount	Value
Corporate Bonds
Distribution & Wholesale 0.6% (a)
Avient Corp.
5.75%, due 5/15/25	$ 3,664,000	$ 3,888,420
Performance Food Group, Inc.
5.50%, due 10/15/27	5,420,000	5,723,357
		9,611,777
Diversified Financial Services 3.1%
AerCap Ireland Capital DAC
3.50%, due 5/26/22 (f)	743,000	766,827
Air Lease Corp.
4.25%, due 9/15/24	6,445,000	7,087,293
Ally Financial, Inc.
3.875%, due 5/21/24	2,695,000	2,939,856
8.00%, due 11/1/31	6,085,000	8,824,423
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	2,210,000	2,192,993
Avolon Holdings Funding Ltd. (a)
2.125%, due 2/21/26	3,445,000	3,375,787
3.25%, due 2/15/27	2,895,000	2,972,782
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	4,815,000	4,699,440
Charles Schwab Corp. (The)
Series G
5.375% (5 Year Treasury Constant Maturity Rate + 4.971%), due 6/1/25 (b)(e)	3,600,000	3,990,096
Discover Financial Services
3.85%, due 11/21/22	1,526,000	1,617,655
Home Point Capital, Inc.
5.00%, due 2/1/26 (a)	1,645,000	1,665,562
Intercontinental Exchange, Inc.
3.00%, due 9/15/60	3,320,000	3,344,555
International Lease Finance Corp.
5.875%, due 8/15/22	2,200,000	2,367,228
PennyMac Financial Services, Inc.
5.375%, due 10/15/25 (a)	3,253,000	3,407,517
		49,252,014
Electric 1.7%
Arizona Public Service Co.
3.35%, due 5/15/50	2,700,000	2,997,422
Connecticut Light and Power Co. (The)
4.00%, due 4/1/48	1,805,000	2,255,582
Duke Energy Progress LLC
3.45%, due 3/15/29	3,695,000	4,212,204
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	1,645,000	1,840,941
Evergy Kansas Central, Inc.
3.45%, due 4/15/50	4,230,000	4,712,826

	Principal Amount	Value
Corporate Bonds
Electric
Pacific Gas and Electric Co.
2.10%, due 8/1/27	$ 4,405,000	$ 4,466,034
3.50%, due 8/1/50	3,715,000	3,547,537
Southern California Edison Co.
4.00%, due 4/1/47	2,055,000	2,291,289
		26,323,835
Entertainment 0.1%
Cedar Fair LP
5.50%, due 5/1/25 (a)	1,991,000	2,070,640
Environmental Control 0.2%
Stericycle, Inc.
3.875%, due 1/15/29 (a)	490,000	503,965
Waste Connections, Inc.
3.50%, due 5/1/29	1,880,000	2,118,360
		2,622,325
Food 1.3%
JBS USA LUX SA
5.50%, due 1/15/30 (a)	1,930,000	2,190,550
Kraft Heinz Foods Co.
3.875%, due 5/15/27	1,362,000	1,490,098
5.00%, due 7/15/35	1,689,000	1,997,463
MARB BondCo plc
3.95%, due 1/29/31 (a)	2,530,000	2,517,350
Mars, Inc. (a)
3.20%, due 4/1/30	1,100,000	1,240,837
3.60%, due 4/1/34	930,000	1,095,722
Smithfield Foods, Inc.
5.20%, due 4/1/29 (a)	960,000	1,138,042
Sysco Corp.
3.30%, due 2/15/50	1,745,000	1,758,555
Tyson Foods, Inc.
5.15%, due 8/15/44 (f)	3,000,000	4,055,535
US Foods, Inc.
6.25%, due 4/15/25 (a)	2,610,000	2,786,462
		20,270,614
Food Service 0.2%
Aramark Services, Inc.
6.375%, due 5/1/25 (a)	2,383,000	2,535,512
Gas 0.4%
Atmos Energy Corp.
4.30%, due 10/1/48	1,465,000	1,885,269
NiSource, Inc.
3.49%, due 5/15/27	2,935,000	3,305,512

	Principal Amount	Value
Corporate Bonds
Gas
Southern California Gas Co.
3.20%, due 6/15/25	$ 915,000	$ 1,013,421
		6,204,202
Healthcare-Services 0.5%
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, due 6/1/50 (a)	4,630,000	4,807,722
NYU Langone Hospitals
Series 2020
3.38%, due 7/1/55	2,400,000	2,515,723
		7,323,445
Holding Companies-Diversified 0.3%
CK Hutchison International 17 II Ltd.
3.25%, due 9/29/27 (a)	3,675,000	4,060,654
Home Builders 0.9%
Lennar Corp.
4.75%, due 11/29/27	1,546,000	1,827,125
NVR, Inc.
3.95%, due 9/15/22	6,420,000	6,736,326
Toll Brothers Finance Corp.
3.80%, due 11/1/29 (f)	2,233,000	2,417,223
4.35%, due 2/15/28	1,364,000	1,514,040
TRI Pointe Group, Inc.
5.875%, due 6/15/24	1,320,000	1,440,450
		13,935,164
Home Furnishings 0.4%
Whirlpool Corp.
4.85%, due 6/15/21	5,890,000	5,977,246
Housewares 0.1%
Newell Brands, Inc.
4.875%, due 6/1/25	840,000	925,050
Insurance 2.0%
Equitable Holdings, Inc.
4.35%, due 4/20/28	5,025,000	5,869,963
Liberty Mutual Group, Inc.
3.951%, due 10/15/50 (a)	3,675,000	4,267,369
Markel Corp.
3.625%, due 3/30/23	2,515,000	2,674,714
Nippon Life Insurance Co.
3.40% (5 Year Treasury Constant Maturity Rate + 2.612%), due 1/23/50 (a)(b)	3,065,000	3,248,900
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	1,780,000	1,975,745

	Principal Amount	Value
Corporate Bonds
Insurance
Reliance Standard Life Global Funding II (a)
2.15%, due 1/21/23	$ 645,000	$ 664,411
2.50%, due 10/30/24	3,950,000	4,157,911
Voya Financial, Inc.
3.65%, due 6/15/26	1,305,000	1,487,816
Willis North America, Inc.
2.95%, due 9/15/29	3,915,000	4,219,456
3.875%, due 9/15/49	2,620,000	3,076,544
		31,642,829
Internet 0.7%
Cablevision Lightpath LLC
3.875%, due 9/15/27 (a)	1,625,000	1,633,287
Expedia Group, Inc.
3.25%, due 2/15/30	4,965,000	5,071,315
3.60%, due 12/15/23 (a)	1,780,000	1,894,640
6.25%, due 5/1/25 (a)	730,000	843,624
Match Group Holdings II LLC
4.125%, due 8/1/30 (a)	263,000	270,890
Weibo Corp.
3.375%, due 7/8/30	—	—
3.50%, due 7/5/24	1,825,000	1,914,903
		11,628,659
Iron & Steel 0.6%
ArcelorMittal SA
4.55%, due 3/11/26	3,215,000	3,579,839
Steel Dynamics, Inc.
3.25%, due 1/15/31	1,940,000	2,132,182
Vale Overseas Ltd.
6.25%, due 8/10/26	2,290,000	2,810,975
6.875%, due 11/21/36	1,094,000	1,567,757
		10,090,753
Lodging 0.8%
Boyd Gaming Corp.
8.625%, due 6/1/25 (a)	872,000	963,560
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	2,640,000	2,845,722
5.75%, due 5/1/28 (a)	1,135,000	1,220,125
Las Vegas Sands Corp.
3.20%, due 8/8/24	2,205,000	2,316,329
MGM Resorts International
6.00%, due 3/15/23	5,000,000	5,337,500
		12,683,236
Media 2.0%
Charter Communications Operating LLC
4.464%, due 7/23/22	4,000,000	4,202,039

	Principal Amount	Value
Corporate Bonds
Media
Comcast Corp.
3.70%, due 4/15/24	$ 1,584,900	$ 1,741,970
3.75%, due 4/1/40	2,565,000	2,971,164
3.95%, due 10/15/25	2,086,600	2,377,535
4.25%, due 10/15/30	1,435,000	1,727,347
4.70%, due 10/15/48	3,170,000	4,195,802
Grupo Televisa SAB
5.25%, due 5/24/49	1,890,000	2,325,567
Sirius XM Radio, Inc.
4.125%, due 7/1/30 (a)	3,235,000	3,335,900
Time Warner Entertainment Co. LP
8.375%, due 3/15/23	3,660,000	4,257,863
Walt Disney Co. (The)
6.65%, due 11/15/37	2,645,000	4,074,965
		31,210,152
Mining 0.3%
Glencore Funding LLC
1.625%, due 9/1/25 (a)	4,610,000	4,715,789
Miscellaneous—Manufacturing 1.0%
General Electric Co.
3.625%, due 5/1/30	2,340,000	2,595,509
4.25%, due 5/1/40	4,050,000	4,613,350
4.35%, due 5/1/50	3,395,000	3,910,396
Textron Financial Corp.
1.956% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)	5,685,000	4,548,000
		15,667,255
Oil & Gas 1.9%
BP Capital Markets America, Inc.
3.00%, due 2/24/50	3,260,000	3,163,274
BP Capital Markets plc
4.875% (5 Year Treasury Constant Maturity Rate + 4.398%), due 3/22/30 (b)(e)	4,215,000	4,593,507
Gazprom PJSC Via Gaz Capital SA (a)
4.95%, due 3/23/27	358,000	403,645
4.95%, due 2/6/28	2,531,000	2,869,785
Marathon Petroleum Corp.
4.50%, due 5/1/23	2,245,000	2,428,587
4.70%, due 5/1/25	2,445,000	2,792,931
6.50%, due 3/1/41	2,665,000	3,580,184
Total Capital International SA
3.127%, due 5/29/50	4,275,000	4,379,938
Valero Energy Corp.
4.00%, due 4/1/29	2,270,000	2,508,627
6.625%, due 6/15/37	2,690,000	3,529,023
		30,249,501

	Principal Amount	Value
Corporate Bonds
Packaging & Containers 0.4% (a)
Berry Global, Inc.
4.875%, due 7/15/26	$ 282,000	$ 301,269
Graham Packaging Co., Inc.
7.125%, due 8/15/28	1,500,000	1,621,875
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27	3,800,000	4,117,015
Reynolds Group Issuer, Inc.
5.125%, due 7/15/23	125,000	126,550
		6,166,709
Pharmaceuticals 1.5%
AbbVie, Inc.
4.05%, due 11/21/39	4,385,000	5,105,057
4.50%, due 5/14/35	2,570,000	3,162,425
Bausch Health Cos., Inc.
6.25%, due 2/15/29 (a)	1,895,000	2,039,494
Becton Dickinson and Co.
4.669%, due 6/6/47	3,575,000	4,592,292
CVS Health Corp.
4.78%, due 3/25/38	750,000	925,957
5.05%, due 3/25/48	2,275,000	2,967,768
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	4,688,000	4,472,118
		23,265,111
Pipelines 1.5%
Enterprise Products Operating LLC
3.95%, due 1/31/60	2,200,000	2,344,052
4.20%, due 1/31/50	630,000	710,067
Hess Midstream Operations LP
5.625%, due 2/15/26 (a)	726,000	750,568
MPLX LP
4.875%, due 6/1/25	5,305,000	6,084,314
Sabine Pass Liquefaction LLC
5.625%, due 3/1/25	800,000	932,778
5.875%, due 6/30/26	3,426,000	4,144,230
Spectra Energy Partners LP
4.75%, due 3/15/24	5,137,000	5,728,826
Western Midstream Operating LP
6.25%, due 2/1/50 (g)	2,485,000	2,795,625
		23,490,460
Real Estate Investment Trusts 1.9%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	2,090,000	2,364,523
American Tower Corp.
3.375%, due 5/15/24	4,000,000	4,331,182
Boston Properties LP
3.20%, due 1/15/25	4,050,000	4,394,207

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
Crown Castle International Corp.
3.20%, due 9/1/24	$ 5,580,000	$ 6,030,464
CyrusOne LP
3.45%, due 11/15/29	2,430,000	2,613,611
Equinix, Inc.
1.25%, due 7/15/25	1,825,000	1,844,792
1.80%, due 7/15/27	1,335,000	1,368,336
2.625%, due 11/18/24	2,855,000	3,039,376
Iron Mountain, Inc. (a)
4.875%, due 9/15/29	480,000	500,160
5.25%, due 7/15/30	2,720,000	2,890,000
		29,376,651
Retail 2.6%
7-Eleven, Inc. (a)
2.50%, due 2/10/41	655,000	644,285
2.80%, due 2/10/51	2,000,000	1,969,651
Alimentation Couche-Tard, Inc.
2.70%, due 7/26/22 (a)	7,345,000	7,570,707
AutoNation, Inc.
4.75%, due 6/1/30	6,765,000	8,132,538
Darden Restaurants, Inc.
3.85%, due 5/1/27	5,980,000	6,552,010
Home Depot, Inc. (The)
3.35%, due 4/15/50	1,235,000	1,382,302
Macy's, Inc.
8.375%, due 6/15/25 (a)	4,660,000	5,160,950
QVC, Inc.
4.375%, due 9/1/28	3,580,000	3,723,200
Starbucks Corp.
3.35%, due 3/12/50	3,365,000	3,581,811
4.45%, due 8/15/49	2,300,000	2,889,674
		41,607,128
Semiconductors 1.0%
Broadcom, Inc.
3.15%, due 11/15/25	2,670,000	2,897,642
3.50%, due 2/15/41 (a)	1,425,000	1,436,930
Intel Corp.
4.75%, due 3/25/50	1,800,000	2,410,575
NVIDIA Corp.
3.50%, due 4/1/50	2,730,000	3,126,542
NXP BV (a)
3.40%, due 5/1/30	1,775,000	1,979,870
4.625%, due 6/1/23	3,825,000	4,172,022
		16,023,581

	Principal Amount	Value
Corporate Bonds
Software 0.0%‡
Fiserv, Inc.
3.20%, due 7/1/26	$ 810,000	$ 897,187
Telecommunications 3.7%
Altice France SA
7.375%, due 5/1/26 (a)	5,216,000	5,466,420
AT&T, Inc.
2.55%, due 12/1/33 (a)	6,467,000	6,448,352
Series B
2.875% (EUAM DB05 + 3.14%), due 3/2/25 (b)(e)	EUR 3,100,000	3,752,600
3.85%, due 6/1/60	$ 2,097,000	2,117,979
4.35%, due 3/1/29	1,040,000	1,219,853
CommScope Technologies LLC
5.00%, due 3/15/27 (a)	4,200,000	4,163,250
CommScope, Inc.
7.125%, due 7/1/28 (a)	2,790,000	2,968,575
Level 3 Financing, Inc.
3.40%, due 3/1/27 (a)	4,555,000	4,990,777
5.375%, due 1/15/24	2,160,000	2,161,944
Sprint Spectrum Co. LLC
4.738%, due 3/20/25 (a)	6,245,000	6,778,323
T-Mobile US, Inc.
2.625%, due 2/15/29	2,805,000	2,819,586
4.50%, due 4/15/50 (a)	2,995,000	3,529,308
VEON Holdings BV
4.95%, due 6/16/24 (a)	3,950,000	4,279,351
Verizon Communications, Inc.
4.00%, due 3/22/50	2,870,000	3,305,324
Vodafone Group plc
4.25%, due 9/17/50	3,835,000	4,538,598
		58,540,240
Toys, Games & Hobbies 0.1%
Hasbro, Inc.
2.60%, due 11/19/22	2,275,000	2,357,834
Total Corporate Bonds (Cost $730,899,784)		792,061,179
Foreign Government Bonds 1.6%
Brazil 0.3%
Federative Republic of Brazil
4.625% , due 1/13/28	4,789,000	5,279,872
Chile 0.2%
Corp. Nacional del Cobre de Chile
3.00% , due 9/30/29 (a)	2,435,000	2,623,914

	Principal Amount	Value
Foreign Government Bonds
Mexico 1.1%
Comision Federal de Electricidad
4.75% , due 2/23/27 (a)	$ 2,490,000	$ 2,801,250
Mexico Government Bond
2.659% , due 5/24/31	6,373,000	6,338,203
3.75% , due 4/19/71	3,540,000	3,313,440
Petroleos Mexicanos
6.75% , due 9/21/47	5,835,000	5,096,873
		17,549,766
Total Foreign Government Bonds (Cost $25,992,103)		25,453,552
Loan Assignments 1.3%(b)
Buildings & Real Estate 0.2%
Realogy Group LLC Extended 2025 Term Loan
3.00% (1 Month LIBOR + 2.25%), due 2/8/25	3,088,987	3,065,819
Containers, Packaging & Glass 0.3%
BWAY Holding Company Initial Term Loan
3.381% (1 Month LIBOR + 3.25%), due 4/3/24	4,891,637	4,791,764
Diversified/Conglomerate Service 0.1%
TruGreen Limited Partnership First Lien Second Refinancing Term Loan
4.75% (1 Month LIBOR + 4.00%), due 11/2/27	2,360,000	2,368,850
Finance 0.3%
Alliant Holdings Intermediate, LLC 2018 Initial Term Loan
3.371% (1 Month LIBOR + 3.25%), due 5/9/25	4,877,468	4,852,623
Personal, Food & Miscellaneous Services 0.4%
IRB Holding Corp. Fourth Amendment Incremental Term Loan
4.25% (3 Month LIBOR + 3.25%), due 12/15/27	5,590,000	5,613,293
Total Loan Assignments (Cost $20,470,732)		20,692,349
Mortgage-Backed Securities 12.7%
Agency (Collateralized Mortgage Obligations) 3.2%
FHLMC
REMIC, Series 4993, Class D
2.00%, due 9/25/47	3,825,000	3,957,065
REMIC, Series 4913, Class UA
3.00%, due 3/15/49	2,874,202	3,023,280
REMIC, Series 4908, Class BD
3.00%, due 4/25/49	2,544,877	2,620,692

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 4869, Class BA
3.50%, due 11/15/47	$ 3,242,719	$ 3,364,637
REMIC, Series 4888, Class BA
3.50%, due 9/15/48	1,482,845	1,566,061
REMIC, Series 4877, Class AT
3.50%, due 11/15/48	2,461,272	2,603,717
REMIC, Series 4958, Class DL
4.00%, due 1/25/50	6,198,860	6,660,348
FNMA
REMIC, Series 2013-77, Class CY
3.00%, due 7/25/43	2,941,000	3,172,435
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	2,664,069	2,845,071
3.00%, due 10/25/49	7,500,000	7,966,094
REMIC, Series 2021-6, Class ML
3.50%, due 6/25/50 (c)	4,316,000	4,665,553
REMIC, Series 2021-6, Class MC
3.50%, due 6/25/50 (c)	7,194,999	7,738,639
		50,183,592
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 6.6%
BANK
Series 2019-BN21, Class A5
2.851%, due 10/17/52	4,700,000	5,142,722
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
0.36% (1 Month LIBOR + 0.23%), due 12/25/36 (a)(b)	35,706	33,620
Benchmark Mortgage Trust
Series 2020-B18, Class AM
2.335%, due 7/15/53	2,065,000	2,151,872
Series 2020-IG1, Class A1
2.702%, due 9/15/43	2,905,000	3,081,576
Series 2019-B12, Class A5
3.116%, due 8/15/52	4,417,000	4,926,022
BX Commercial Mortgage Trust (a)(h)
Series 2020-VIV2, Class C
3.542%, due 3/9/44	1,800,000	1,916,163
Series 2020-VIV3, Class B
3.544%, due 3/9/44	2,641,153	2,886,988
BX Trust (a)
Series 2018-GW, Class A
0.926% (1 Month LIBOR + 0.80%), due 5/15/35 (b)	2,825,000	2,824,070
Series 2019-OC11, Class A
3.202%, due 12/9/41	2,235,000	2,459,923
Series 2019-OC11, Class B
3.605%, due 12/9/41	710,000	791,283

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Trust (a)
Series 2019-OC11, Class C
3.856%, due 12/9/41	$ 2,209,000	$ 2,432,090
Series 2019-OC11, Class E
4.075%, due 12/9/41 (h)	2,484,000	2,575,236
COMM Mortgage Trust
Series 2014-CR20, Class A3
3.326%, due 11/10/47	3,435,000	3,685,367
Series 2013-CR9, Class B
4.243%, due 7/10/45 (a)(h)	2,380,000	2,367,481
Commercial Mortgage Trust
Series 2013-CR8, Class A4
3.334%, due 6/10/46	2,368,399	2,496,066
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, due 8/15/48	2,735,000	3,038,212
FREMF Mortgage Trust (a)(h)
REMIC, Series 2015-K720, Class B
3.394%, due 7/25/22	1,545,000	1,594,145
REMIC, Series 2013-K33, Class B
3.498%, due 8/25/46	3,345,000	3,555,579
REMIC, Series 2015-K721, Class B
3.565%, due 11/25/47	3,845,000	3,993,575
REMIC, Series 2014-K41, Class B
3.833%, due 11/25/47	1,285,000	1,405,296
REMIC, Series 2013-K35, Class B
3.935%, due 12/25/46	1,735,000	1,868,908
GB Trust 2020 FLIX
Series 2020-FLIX, Class A
1.246% (1 Month LIBOR + 1.12%), due 8/15/37 (a)(b)	4,260,000	4,288,556
GS Mortgage Securities Trust
Series 2019-GC42, Class A4
3.001%, due 9/1/52	1,795,000	1,982,879
Series 2019-GC40, Class A4
3.16%, due 7/10/52	3,114,000	3,481,124
Hawaii Hotel Trust
Series 2019-MAUI, Class A
1.276% (1 Month LIBOR + 1.15%), due 5/15/38 (a)(b)	2,600,000	2,603,642
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	2,465,000	2,756,083
J.P. Morgan Chase Commercial Mortgage Securities Corp. (a)
Series 2018-AON, Class A
4.128%, due 7/5/31	4,545,000	4,894,400
Series 2018-AON, Class B
4.379%, due 7/5/31 (h)	3,130,000	3,345,947

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	$ 4,660,000	$ 4,858,009
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A3
3.451%, due 7/15/50	1,867,654	2,030,520
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.809%, due 12/15/48	2,983,000	3,328,081
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	4,140,000	4,395,569
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class B
3.875%, due 4/10/46 (a)(i)	2,355,000	2,384,047
Wells Fargo Commercial Mortgage Trust (a)(h)
Series 2018-1745, Class A
3.749%, due 6/15/36	3,250,000	3,667,838
Series 2018-AUS, Class A
4.058%, due 8/17/36	4,125,000	4,653,759
		103,896,648
Whole Loan (Collateralized Mortgage Obligations) 2.9%
Chase Home Lending Mortgage Trust
Series 2019-ATR2, Class A3
3.50%, due 7/25/49 (a)(i)	457,119	472,618
FHLMC STACR REMIC Trust
Series 2020-DNA6, Class M2
2.082% (SOFR30A + 2.00%), due 12/25/50 (a)(b)	3,800,000	3,808,316
FHLMC Structured Agency Credit Risk Debt Notes (b)
Series 2015-DNA1, Class M3
3.43% (1 Month LIBOR + 3.30%), due 10/25/27	2,624,145	2,685,655
Series 2017-HQA1, Class M2
3.68% (1 Month LIBOR + 3.55%), due 8/25/29	5,812,516	5,976,422
Series 2016-DNA4, Class M3
3.93% (1 Month LIBOR + 3.80%), due 3/25/29	3,105,951	3,225,775
Series 2016-HQA3, Class M3
3.98% (1 Month LIBOR + 3.85%), due 3/25/29	2,038,000	2,105,811
Series 2016-DNA2, Class M3
4.78% (1 Month LIBOR + 4.65%), due 10/25/28	2,778,735	2,901,737
FNMA Connecticut (b)
Series 2017-C02, Class 2M2
3.78% (1 Month LIBOR + 3.65%), due 9/25/29	3,263,702	3,356,922
Series 2016-C04, Class 1M2
4.38% (1 Month LIBOR + 4.25%), due 1/25/29	2,773,547	2,886,673
Series 2016-C06, Class 1M2
4.38% (1 Month LIBOR + 4.25%), due 4/25/29	2,592,668	2,693,241

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FNMA Connecticut (b)
Series 2016-C07, Class 2M2
4.48% (1 Month LIBOR + 4.35%), due 5/25/29	$ 4,971,861	$ 5,178,812
Series 2016-C05, Class 2M2
4.58% (1 Month LIBOR + 4.45%), due 1/25/29	1,918,627	1,987,064
J.P. Morgan Mortgage Trust (a)(i)
Series 2019-1, Class A3
4.00%, due 5/25/49	585,386	600,646
Series 2019-LTV1, Class A4
4.00%, due 6/25/49	38,755	38,724
Series 2019-3, Class A3
4.00%, due 9/25/49	396,263	408,488
Series 2019-5, Class A4
4.00%, due 11/25/49	172,913	172,995
Mello Warehouse Securitization Trust
Series 2021-1, Class A
(zero coupon) (1 Month LIBOR + 0.70%), due 2/25/55 (a)(b)	4,875,000	4,875,000
Wells Fargo Mortgage Backed Securities Trust
Series 2020-2, Class A1
3.00%, due 12/25/49 (a)(i)	2,597,041	2,670,916
		46,045,815
Total Mortgage-Backed Securities (Cost $193,864,478)		200,126,055
Municipal Bonds 0.4%
California 0.3%
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series N
3.006%, due 5/15/50	4,410,000	4,714,819
New York 0.1%
New York State Thruway Authority, Revenue Bonds
Series M
2.90%, due 1/1/35	735,000	813,439
Total Municipal Bonds (Cost $5,145,000)		5,528,258
U.S. Government & Federal Agencies 24.7%
Fannie Mae (Collateralized Mortgage Obligation) 0.0%‡
FNMA
Series 1991-66, Class J
8.125%, due 6/25/21	2	2

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.2%
Freddie Mac Pool, 15 Year
1.50%, due 11/1/35	$ 2,883,377	$ 2,955,917
UMBS
2.00%, due 7/1/50	2,937,565	3,034,107
2.00%, due 8/1/50	7,596,610	7,934,441
2.00%, due 9/1/50	2,093,201	2,166,229
3.50%, due 1/1/50	3,395,799	3,602,128
		19,692,822
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.5%
FHLMC Gold Pools, 15 Year
2.50%, due 5/1/30	272,119	286,386
FHLMC Gold Pools, 30 Year
3.50%, due 1/1/43	1,139,951	1,272,856
3.50%, due 1/1/44	1,605,330	1,743,236
3.50%, due 1/1/45	1,497,583	1,663,759
3.50%, due 11/1/45	1,403,181	1,533,529
3.50%, due 3/1/46	2,472,502	2,716,297
4.00%, due 3/1/45	957,140	1,054,578
4.00%, due 10/1/48	1,176,047	1,294,782
4.50%, due 8/1/44	1,134,365	1,302,188
4.50%, due 12/1/44	4,497,650	5,057,785
4.50%, due 4/1/46	482,500	542,595
4.50%, due 8/1/47	1,023,783	1,160,376
5.00%, due 11/1/41	1,470,152	1,707,510
6.50%, due 4/1/37	48,679	56,690
FHLMC Gold Pools, Other
4.00%, due 6/1/42	1,965,675	2,146,637
		23,539,204
Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.9%
FNMA
3.00%, due 6/1/57	4,506,057	4,911,844
3.50%, due 2/1/42	2,642,531	2,890,100
4.00%, due 3/1/42	981,157	1,077,794
4.00%, due 1/1/43	1,787,951	1,959,938
6.00%, due 4/1/37	7,305	8,280
UMBS
2.00%, due 10/1/50	730,428	757,817
2.50%, due 8/1/35	4,478,835	4,702,421
2.50%, due 5/1/50	2,869,632	3,021,228
2.50%, due 8/1/50	606,450	640,708
2.50%, due 8/1/50	4,700,235	4,972,233
3.00%, due 3/1/50	3,294,924	3,557,465
3.00%, due 4/1/50	3,681,064	3,878,368
4.00%, due 9/1/48	2,711,879	2,942,684
5.00%, due 9/1/33	1,743,694	2,011,798

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
2.50%, due 3/1/50	$ 2,055,091	$ 2,168,969
3.00%, due 12/1/47	343,815	363,971
3.00%, due 3/1/50	9,960,687	10,492,784
3.50%, due 2/1/43	1,168,796	1,304,722
3.50%, due 5/1/43	2,729,145	2,981,552
3.50%, due 7/1/43	3,085,111	3,426,282
3.50%, due 11/1/44	1,406,169	1,531,760
3.50%, due 12/1/44	1,098,028	1,205,976
3.50%, due 3/1/46	5,278,336	5,728,814
4.00%, due 1/1/46	4,343,247	4,774,657
4.00%, due 3/1/46	448,934	493,511
4.50%, due 2/1/41	1,642,040	1,860,477
4.50%, due 4/1/41	519,428	596,070
4.50%, due 8/1/42	7,751,124	8,714,013
4.50%, due 12/1/43	2,435,260	2,730,362
4.50%, due 8/1/44	1,375,580	1,546,225
5.00%, due 9/1/41	438,120	508,028
5.00%, due 10/1/41	2,141,447	2,485,205
5.50%, due 7/1/41	1,938,495	2,263,998
6.00%, due 7/1/39	397,147	478,056
6.50%, due 10/1/39	401,927	464,533
		93,452,643
United States Treasury Bonds 5.0%
U.S. Treasury Bonds
1.625%, due 11/15/50	51,525,000	48,779,684
2.50%, due 2/15/45	4,940,000	5,649,546
4.375%, due 11/15/39	8,855,000	12,964,273
4.375%, due 5/15/40	3,360,000	4,933,819
4.50%, due 5/15/38	4,255,000	6,232,079
		78,559,401
United States Treasury Inflation - Indexed Notes 2.3% (j)
U.S. Treasury Inflation Linked Notes
0.125%, due 1/15/30	6,755,000	7,645,999
0.75%, due 7/15/28	6,240,000	7,580,785
0.875%, due 1/15/29	17,010,000	20,702,888
		35,929,672
United States Treasury Notes 8.8%
U.S. Treasury Notes
0.125%, due 1/31/23	35,745,000	35,750,585
0.125%, due 1/15/24	39,305,000	39,237,444

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
0.375%, due 1/31/26	$ 26,875,000	$ 26,784,717
0.75%, due 1/31/28	36,960,000	36,884,925
		138,657,671
Total U.S. Government & Federal Agencies (Cost $377,632,083)		389,831,415
Total Long-Term Bonds (Cost $1,437,119,082)		1,520,647,019

	Shares
Common Stocks 0.0%‡
Commercial Services & Supplies 0.0%‡
Quad/Graphics, Inc.	1	5
Media 0.0%‡(k)(l)(m)
ION Media Networks, Inc.	2	1,841
Total Common Stocks (Cost $0)		1,846
Short-Term Investments 3.7%(n)
Affiliated Investment Company 3.3%
MainStay U.S. Government Liquidity Fund, 0.01%	51,375,919	51,375,919
Total Affiliated Investment Company (Cost $51,375,919)		51,375,919
Unaffiliated Investment Company 0.4% (o)
BlackRock Liquidity FedFund, 0.105%	6,571,682	6,571,682
Total Unaffiliated Investment Company (Cost $6,571,682)		6,571,682
Total Short-Term Investments (Cost $57,947,601)		57,947,601
Total Investments (Cost $1,495,066,683)	100.2%	1,578,596,466
Other Assets, Less Liabilities	(0.2)	(2,910,625)
Net Assets	100.0%	$ 1,575,685,841

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2021.

(c)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2021, the total market value was $15,459,617, which represented 1.0% of the Fund’s net assets.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2021.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	All or a portion of this security was held on loan. As of January 31, 2021, the aggregate market value of securities on loan was $6,333,986. The Fund received cash collateral with a value of $6,571,682.
(g)	Step coupon—Rate shown was the rate in effect as of January 31, 2021.
(h)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2021.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2021.
(j)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	Illiquid security—As of January 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,841, which represented less than one-tenth of a percent of the Fund’s net assets.
(l)	Non-income producing security.
(m)	Restricted security.
(n)	Current yield as of January 31, 2021.
(o)	Represents a security purchased with cash collateral received for securities on loan.
Foreign Currency Forward Contracts
As of January 31, 2021, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,869,956	EUR	3,176,000	JPMorgan Chase Bank N.A.	5/4/21	$ 7,950
Total Unrealized Appreciation						7,950
EUR	3,153,000	USD	3,834,679	JPMorgan Chase Bank N.A.	2/1/21	(8,355)
USD	117,049	EUR	98,000	JPMorgan Chase Bank N.A.	2/1/21	(1,879)
USD	3,618,315	EUR	3,055,000	JPMorgan Chase Bank N.A.	2/1/21	(89,081)
Total Unrealized Depreciation						(99,315)
Net Unrealized Depreciation						$ (91,365)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of January 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	670	March 2021	$ 147,931,323	$ 148,054,296	$ 122,973
U.S. Treasury Long Bonds	145	March 2021	25,290,669	24,464,219	(826,450)
U.S. Treasury Ultra Bonds	73	March 2021	15,724,595	14,944,469	(780,126)
Total Long Contracts					(1,483,603)
Short Contracts
U.S. Treasury 5 Year Notes	(154)	March 2021	(19,385,763)	(19,384,750)	1,013

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury 10 Year Notes	(292)	March 2021	$ (40,279,360)	$ (40,013,125)	$ 266,235
U.S. Treasury 10 Year Ultra Bonds	(200)	March 2021	(31,304,977)	(30,765,625)	539,352
Total Short Contracts					806,600
Net Unrealized Depreciation					$ (677,003)

1.	As of January 31, 2021, cash in the amount of $722,537 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2021.

Abbreviation(s):
EUAM—European Union Advisory Mission
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 86,954,211	$ —	$ 86,954,211
Corporate Bonds	—	792,061,179	—	792,061,179
Foreign Government Bonds	—	25,453,552	—	25,453,552
Loan Assignments	—	20,692,349	—	20,692,349
Mortgage-Backed Securities	—	200,126,055	—	200,126,055
Municipal Bonds	—	5,528,258	—	5,528,258
U.S. Government & Federal Agencies	—	389,831,415	—	389,831,415
Total Long-Term Bonds	—	1,520,647,019	—	1,520,647,019
Common Stocks	5	1,841	—	1,846
Short-Term Investments
Affiliated Investment Company	51,375,919	—	—	51,375,919
Unaffiliated Investment Company	6,571,682	—	—	6,571,682
Total Short-Term Investments	57,947,601	—	—	57,947,601
Total Investments in Securities	57,947,606	1,520,648,860	—	1,578,596,466
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	7,950	—	7,950
Futures Contracts (b)	929,573	—	—	929,573
Total Other Financial Instruments	929,573	7,950	—	937,523
Total Investments in Securities and Other Financial Instruments	$ 58,877,179	$ 1,520,656,810	$ —	$ 1,579,533,989
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (99,315)	$ —	$ (99,315)
Futures Contracts (b)	(1,606,576)	—	—	(1,606,576)
Total Other Financial Instruments	$ (1,606,576)	$ (99,315)	$ —	$ (1,705,891)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay U.S. Equity Opportunities Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 92.3%
Aerospace & Defense 1.4%
Boeing Co. (The)	1,988	$ 386,050
Huntington Ingalls Industries, Inc.	3,907	614,688
Northrop Grumman Corp.	563	161,361
Raytheon Technologies Corp.	5,800	387,034
Textron, Inc.	7,900	357,554
		1,906,687
Air Freight & Logistics 0.7%
FedEx Corp.	2,522	593,527
United Parcel Service, Inc., Class B	2,219	343,945
		937,472
Automobiles 2.4%
Ford Motor Co.	87,065	916,795
Tesla, Inc. (a)(b)	3,019	2,395,667
		3,312,462
Banks 3.9%
Bank of America Corp.	39,126	1,160,086
Comerica, Inc.	4,800	274,560
First Hawaiian, Inc.	29,052	675,459
PacWest Bancorp	27,092	817,907
Signature Bank	5,325	879,637
SVB Financial Group (a)	1,960	858,049
Synovus Financial Corp.	21,040	782,688
		5,448,386
Beverages 0.7%
Coca-Cola Co. (The)	2,589	124,660
Molson Coors Beverage Co., Class B	14,946	749,692
PepsiCo, Inc.	884	120,728
		995,080
Biotechnology 2.2%
AbbVie, Inc.	6,816	698,504
ACADIA Pharmaceuticals, Inc. (a)	400	19,220
Acceleron Pharma, Inc. (a)	100	11,553
Alkermes plc (a)	1,700	35,683
Alnylam Pharmaceuticals, Inc. (a)	400	60,192
Amgen, Inc.	2,287	552,151
Biogen, Inc. (a)	746	210,827
BioMarin Pharmaceutical, Inc. (a)	800	66,224
Exact Sciences Corp. (a)	600	82,296
Exelixis, Inc. (a)	2,200	48,862
Gilead Sciences, Inc.	4,939	323,998
Incyte Corp. (a)	900	80,775
Ionis Pharmaceuticals, Inc. (a)	400	24,028
Moderna, Inc. (a)	1,200	207,792
Neurocrine Biosciences, Inc. (a)	400	43,900

	Shares	Value
Common Stocks
Biotechnology
Regeneron Pharmaceuticals, Inc. (a)	423	$ 213,124
Sarepta Therapeutics, Inc. (a)	300	26,820
Seagen, Inc. (a)	560	91,991
United Therapeutics Corp. (a)	300	49,146
Vertex Pharmaceuticals, Inc. (a)	1,148	262,984
		3,110,070
Building Products 0.3%
Masco Corp.	1,100	59,741
Owens Corning	4,383	340,121
		399,862
Capital Markets 4.6%
Ameriprise Financial, Inc.	3,882	768,131
Bank of New York Mellon Corp. (The)	19,524	777,641
BlackRock, Inc.	1,495	1,048,384
Evercore, Inc., Class A	2,921	318,681
Franklin Resources, Inc.	15,538	408,494
Lazard Ltd., Class A	16,535	681,242
LPL Financial Holdings, Inc.	7,008	759,247
Raymond James Financial, Inc.	7,661	765,564
S&P Global, Inc.	400	126,800
State Street Corp.	10,650	745,500
		6,399,684
Chemicals 0.9%
Mosaic Co. (The)	27,933	725,141
Olin Corp.	19,501	466,269
Sherwin-Williams Co. (The)	62	42,891
		1,234,301
Commercial Services & Supplies 0.4% (a)
Clean Harbors, Inc.	7,056	546,558
Communications Equipment 0.4%
Cisco Systems, Inc.	13,934	621,178
Construction & Engineering 0.5%
Quanta Services, Inc.	10,091	711,113
Consumer Finance 0.6%
SLM Corp.	56,331	781,874
Diversified Consumer Services 0.6%
Graham Holdings Co., Class B	1,486	844,211

	Shares	Value
Common Stocks
Diversified Financial Services 0.8%
Equitable Holdings, Inc.	21,164	$ 524,444
Jefferies Financial Group, Inc.	26,532	619,522
		1,143,966
Diversified Telecommunication Services 0.3%
AT&T, Inc.	6,069	173,755
Verizon Communications, Inc.	5,754	315,032
		488,787
Electric Utilities 1.5%
FirstEnergy Corp.	1,300	39,988
Hawaiian Electric Industries, Inc.	1,600	52,896
NextEra Energy, Inc.	5,666	458,209
NRG Energy, Inc.	21,113	874,289
OGE Energy Corp.	21,113	644,369
PPL Corp.	2,200	60,874
		2,130,625
Electrical Equipment 0.9%
GrafTech International Ltd.	58,753	569,904
Regal Beloit Corp.	5,885	738,450
		1,308,354
Electronic Equipment, Instruments & Components 1.6%
Arrow Electronics, Inc. (a)	7,191	702,057
Avnet, Inc.	21,403	755,740
IPG Photonics Corp. (a)	100	22,343
Jabil, Inc.	16,813	695,554
		2,175,694
Energy Equipment & Services 0.2%
Helmerich & Payne, Inc.	11,473	278,564
Schlumberger NV	2,500	55,525
		334,089
Entertainment 2.3%
Electronic Arts, Inc.	2,100	300,720
Lions Gate Entertainment Corp., Class B (a)	78,661	972,250
Netflix, Inc. (a)	1,243	661,761
Roku, Inc. (a)	200	77,806
Spotify Technology SA (a)	400	126,000
Take-Two Interactive Software, Inc. (a)	300	60,135
Walt Disney Co. (The) (a)	6,120	1,029,200
		3,227,872
Equity Real Estate Investment Trusts 2.1%
American Tower Corp.	2,698	613,417
Apple Hospitality REIT, Inc.	16,100	200,928
Crown Castle International Corp.	3,118	496,573
Duke Realty Corp.	2,700	106,812

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts
Equinix, Inc.	680	$ 503,173
Host Hotels & Resorts, Inc.	19,996	270,946
Prologis, Inc.	3,752	387,206
SBA Communications Corp.	1,235	331,807
Simon Property Group, Inc.	400	37,172
		2,948,034
Food & Staples Retailing 2.7%
Costco Wholesale Corp.	2,524	889,533
Kroger Co. (The)	21,019	725,156
Sysco Corp.	10,838	775,025
Walmart, Inc.	9,809	1,378,067
		3,767,781
Food Products 1.3%
Bunge Ltd.	10,838	709,239
Ingredion, Inc.	5,232	394,859
Tyson Foods, Inc., Class A	10,622	683,101
		1,787,199
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	8,408	1,039,145
Baxter International, Inc.	2,900	222,807
Becton Dickinson and Co.	200	52,358
Danaher Corp.	2,801	666,190
Hill-Rom Holdings, Inc.	2,600	249,704
Hologic, Inc. (a)	3,900	310,947
IDEXX Laboratories, Inc. (a)	609	291,516
Intuitive Surgical, Inc. (a)	149	111,398
Medtronic plc	3,223	358,817
ResMed, Inc.	100	20,157
Stryker Corp.	500	110,505
		3,433,544
Health Care Providers & Services 2.6%
Amedisys, Inc. (a)	300	86,193
Anthem, Inc.	3,045	904,304
Cardinal Health, Inc.	3,000	161,190
HCA Healthcare, Inc.	5,233	850,258
Humana, Inc.	2,041	781,928
McKesson Corp.	1,690	294,854
Molina Healthcare, Inc. (a)	1,500	320,415
Universal Health Services, Inc., Class B	2,359	294,120
		3,693,262
Health Care Technology 0.2%
Cerner Corp.	700	56,077
Veeva Systems, Inc., Class A (a)	600	165,864
		221,941

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 1.1%
Domino's Pizza, Inc.	1,661	$ 615,832
Extended Stay America, Inc.	11,500	168,820
McDonald's Corp.	2,165	449,974
Starbucks Corp.	2,700	261,387
		1,496,013
Independent Power and Renewable Electricity Producers 1.1%
AES Corp. (The)	32,788	799,699
Vistra Corp.	37,554	749,954
		1,549,653
Industrial Conglomerates 0.4%
3M Co.	3,036	533,304
Honeywell International, Inc.	100	19,537
		552,841
Insurance 1.8%
Allstate Corp. (The)	7,379	790,881
American National Group, Inc.	3,045	269,117
Lincoln National Corp.	13,828	629,036
MetLife, Inc.	2,800	134,820
Unum Group	30,081	698,782
		2,522,636
Interactive Media & Services 2.5% (a)
Alphabet, Inc., Class A (b)	1,281	2,340,848
Pinterest, Inc., Class A	7,582	519,443
Zillow Group, Inc., Class A	5,043	699,565
		3,559,856
Internet & Direct Marketing Retail 5.2%
Amazon.com, Inc. (a)(b)	1,896	6,078,955
eBay, Inc.	15,416	871,158
Etsy, Inc. (a)	1,400	278,726
		7,228,839
IT Services 2.8%
Accenture plc, Class A	123	29,756
Amdocs Ltd.	4,600	324,852
DXC Technology Co.	10,100	284,820
GoDaddy, Inc., Class A (a)	7,558	593,908
Mastercard, Inc., Class A	3,602	1,139,276
Square, Inc., Class A (a)	1,200	259,152
Twilio, Inc., Class A (a)	300	107,829
Visa, Inc., Class A (b)	6,440	1,244,530
		3,984,123
Leisure Products 0.8%
Peloton Interactive, Inc., Class A (a)	2,112	308,626

	Shares	Value
Common Stocks
Leisure Products
Polaris, Inc.	7,285	$ 849,941
		1,158,567
Life Sciences Tools & Services 2.7%
Bruker Corp.	6,863	397,299
Charles River Laboratories International, Inc. (a)	400	103,620
IQVIA Holdings, Inc. (a)	4,672	830,682
PPD, Inc. (a)	20,272	651,947
PRA Health Sciences, Inc. (a)	5,940	732,046
Thermo Fisher Scientific, Inc.	1,563	796,661
Waters Corp. (a)	1,000	264,670
		3,776,925
Machinery 1.9%
AGCO Corp.	7,567	839,180
Caterpillar, Inc.	1,000	182,840
Crane Co.	1,000	75,680
Deere & Co.	3,643	1,052,099
Gates Industrial Corp. plc (a)	19,700	278,164
Parker-Hannifin Corp.	700	185,227
Timken Co. (The)	700	52,962
		2,666,152
Media 1.2%
Altice USA, Inc., Class A (a)	13,258	471,587
Charter Communications, Inc., Class A (a)	1,584	962,375
Comcast Corp., Class A	4,820	238,927
		1,672,889
Metals & Mining 1.5%
Freeport-McMoRan, Inc.	3,000	80,730
Newmont Corp.	14,199	846,260
Reliance Steel & Aluminum Co.	5,607	650,861
Steel Dynamics, Inc.	16,339	559,937
		2,137,788
Multiline Retail 1.4%
Dollar General Corp.	1,000	194,610
Kohl's Corp.	18,312	806,827
Target Corp.	5,513	998,790
		2,000,227
Multi-Utilities 0.5%
MDU Resources Group, Inc.	26,344	692,584
Oil, Gas & Consumable Fuels 1.0%
Chevron Corp.	4,188	356,818
Devon Energy Corp.	8,400	138,264
EQT Corp.	9,900	161,469

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Exxon Mobil Corp.	600	$ 26,904
HollyFrontier Corp.	25,973	739,191
Valero Energy Corp.	400	22,572
		1,445,218
Personal Products 1.0%
Herbalife Nutrition Ltd. (a)	14,182	722,715
Nu Skin Enterprises, Inc., Class A	12,726	736,453
		1,459,168
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	6,222	382,217
Eli Lilly and Co.	1,000	207,970
Horizon Therapeutics plc (a)	600	43,488
Johnson & Johnson (b)	10,924	1,782,032
Merck & Co., Inc.	13,640	1,051,235
Perrigo Co. plc	13,762	587,637
Pfizer, Inc.	22,804	818,664
		4,873,243
Professional Services 1.0%
CoreLogic, Inc.	8,686	653,969
ManpowerGroup, Inc.	7,657	677,185
		1,331,154
Road & Rail 0.8%
Knight-Swift Transportation Holdings, Inc.	6,800	272,000
Ryder System, Inc.	9,903	619,829
Schneider National, Inc., Class B	13,196	277,116
		1,168,945
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc. (a)	3,494	299,226
Applied Materials, Inc.	4,384	423,845
Broadcom, Inc.	3,083	1,388,892
First Solar, Inc. (a)	3,459	342,960
Intel Corp. (b)	29,560	1,640,876
Micron Technology, Inc. (a)	3,962	310,106
Qorvo, Inc. (a)	4,672	798,351
QUALCOMM, Inc.	8,780	1,372,138
		6,576,394
Software 11.4%
Adobe, Inc. (a)	3,109	1,426,316
Autodesk, Inc. (a)	3,083	855,317
CDK Global, Inc.	6,400	319,360
Citrix Systems, Inc.	3,261	434,724
DocuSign, Inc. (a)	400	93,156
Dropbox, Inc., Class A (a)	29,094	658,397

	Shares	Value
Common Stocks
Software
Fortinet, Inc. (a)	5,505	$ 796,849
Microsoft Corp. (b)	33,134	7,685,762
Oracle Corp.	15,416	931,589
Proofpoint, Inc. (a)	2,875	371,105
RingCentral, Inc., Class A (a)	300	111,876
salesforce.com, Inc. (a)	3,233	729,235
ServiceNow, Inc. (a)	1,900	1,032,004
Teradata Corp. (a)	9,600	258,240
Workday, Inc., Class A (a)	200	45,506
Zoom Video Communications, Inc., Class A (a)	600	223,242
		15,972,678
Specialty Retail 3.0%
AutoNation, Inc. (a)	10,134	722,352
Best Buy Co., Inc.	6,726	731,923
Dick's Sporting Goods, Inc.	11,957	801,239
Foot Locker, Inc.	16,070	704,187
Home Depot, Inc. (The)	3,391	918,351
Lowe's Cos., Inc.	1,839	306,837
		4,184,889
Technology Hardware, Storage & Peripherals 0.7%
HP, Inc.	33,817	823,106
Xerox Holdings Corp.	10,000	210,300
		1,033,406
Textiles, Apparel & Luxury Goods 1.4%
Lululemon Athletica, Inc. (a)	300	98,604
NIKE, Inc., Class B	4,018	536,765
PVH Corp.	7,285	621,119
Tapestry, Inc.	23,731	750,374
		2,006,862
Thrifts & Mortgage Finance 0.3%
New York Community Bancorp, Inc.	36,043	377,010
Tobacco 0.1%
Philip Morris International, Inc.	2,000	159,300
Total Common Stocks (Cost $94,799,509)		129,497,446

Short-Term Investment 3.8%
Affiliated Investment Company 3.8% (c)
MainStay U.S. Government Liquidity Fund, 0.01%	5,272,618	5,272,619
Total Short-Term Investment (Cost $5,272,618)		5,272,619

	Shares	Value
Investments Sold Short (6.7%)
Exchange-Traded Fund Sold Short ( 6.7%)
Exchange-Traded Fund ( 6.7%)
SPDR S&P 500 ETF Trust	(25,526)	$ (9,446,407)
Total Investments Sold Short (Proceeds $(9,568,177))		(9,446,407)
Total Investments (Cost $90,503,950)	89.4%	125,323,658
Other Assets, Less Liabilities	10.6	14,889,271
Net Assets	100.0%	$ 140,212,929

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Security, or a portion thereof, was maintained in a segregated account at the Fund’s custodian as collateral for securities sold short.
(c)	Current yield as of January 31, 2021.
Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2021 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation
Citibank NA	AdaptHealth Corp.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	$ 153	$ 28,007
Citibank NA	Addus HomeCare Corp.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	286	33,809
Citibank NA	Alphabet, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	2,186	726,646
Citibank NA	Ambac Financial Group, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(19)	408
Citibank NA	Amkor Technology, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	292	68,175
Citibank NA	Apollo Global Management, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(341)	8,416
Citibank NA	Apple, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	9,343	4,629,620
Citibank NA	ArcBest Corp.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	260	86,138
Citibank NA	Atkore International Group, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	288	130,727
Citibank NA	Avaya Holdings Corp.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	309	58,637
Citibank NA	Axcelis Technologies, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	151	29,353
Citibank NA	Axis Capital Holdings Ltd.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(101)	12,563
Citibank NA	BM Technologies, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	22	21,821
Citibank NA	Bright Horizons Family Solutions, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(258)	11,251
Citibank NA	BRP Group, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(111)	24,149
Citibank NA	CareTrust REIT, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	186	9,881
Citibank NA	ChannelAdvisor Corp.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	12	1,739
Citibank NA	Chesapeake Utilities Corp.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(169)	8,097
Citibank NA	CNX Resources Corp.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	333	58,930
Citibank NA	Coca-Cola Consolidated, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	249	23,795
Citibank NA	Cohu, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	41	10,405
Citibank NA	CommVault Systems Inc	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	333	91,952
Citibank NA	Customers Bancorp, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	174	77,394
Citibank NA	DHT Holdings, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	249	10,140
Citibank NA	Diodes, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	272	16,780
Citibank NA	Dun & Bradstreet Holdings, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(258)	26,097
Citibank NA	eHealth, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(10)	4,774
Citibank NA	Elanco Animal Health, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(260)	12,000
Citibank NA	Ensign Group, Inc. (The)	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	305	52,976
Citibank NA	Facebook, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	3,203	944,023

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation
Citibank NA	First BanCorp/Puerto Rico	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	$ 57	$ 6,109
Citibank NA	First Commonwealth Financial Corp.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	278	35,085
Citibank NA	Flagstar Bancorp, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	326	157,630
Citibank NA	FormFactor, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	138	45,431
Citibank NA	Gaming and Leisure Properties, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(45)	489
Citibank NA	Hancock Whitney Corp.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	143	50,823
Citibank NA	Hillenbrand, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	155	21,395
Citibank NA	HMS Holdings Corp.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	304	66,078
Citibank NA	Hope Bancorp, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	299	90,907
Citibank NA	International Flavors & Fragrances, Inc.	1 month LIBOR BBA minus 8.25%	5/19/21	Monthly	(292)	1,707
Citibank NA	Intersect ENT, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	29	1,029
Citibank NA	Investors Bancorp, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	312	59,707
Citibank NA	J & J Snack Foods Corp.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(229)	1,075
Citibank NA	JPMorgan Chase & Co.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	782	201,990
Citibank NA	Korn Ferry	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	278	31,258
Citibank NA	LGI Homes, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(243)	86
Citibank NA	Magellan Health, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	329	48,790
Citibank NA	Matson, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	271	41,633
Citibank NA	Medifast, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	188	30,465
Citibank NA	Medpace Holdings, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	266	44,259
Citibank NA	Merit Medical Systems, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	153	28,897
Citibank NA	MGIC Investment Corp.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(50)	1,686
Citibank NA	ModivCare, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	291	63,301
Citibank NA	Northwest Natural Holding Co.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(231)	8,384
Citibank NA	NuVasive, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	162	25,230
Citibank NA	Option Care Health, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	307	47,678
Citibank NA	Outfront Media, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(213)	6,593
Citibank NA	Owens & Minor, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	297	88,544
Citibank NA	PayPal Holdings, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	1,751	162,538
Citibank NA	Planet Fitness, Inc.	1 month LIBOR BBA minus 0.5%	5/19/21	Monthly	(266)	4,299
Citibank NA	PotlatchDeltic Corp.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	129	14,554
Citibank NA	Premier, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(220)	6,537
Citibank NA	Primo Water Corp.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	232	13,589
Citibank NA	Primoris Services Corp.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	282	94,892
Citibank NA	Quotient Ltd.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(44)	14,101
Citibank NA	Radian Group, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	38	305
Citibank NA	Realogy Holdings Corp.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	182	32,932
Citibank NA	Rush Enterprises, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	288	40,382
Citibank NA	Select Medical Holdings Corp.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	258	40,881
Citibank NA	Silk Road Medical, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(273)	9,629
Citibank NA	SpartanNash Co.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	298	18,913
Citibank NA	Spirit AeroSystems Holdings, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(51)	3,214
Citibank NA	SPS Commerce, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	268	9,306
Citibank NA	Super Micro Computer, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	130	9,548
Citibank NA	Ultra Clean Holdings, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	203	112,842
Citibank NA	UMB Financial Corp.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	128	3,085
Citibank NA	UnitedHealth Group, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	1,377	271,482
Citibank NA	Vector Group Ltd.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	258	5,002
Citibank NA	Ventas, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(189)	6,013
Citibank NA	Verint Systems, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	155	53,753
Citibank NA	VICI Properties, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(91)	360
Citibank NA	Vista Outdoor, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	367	108,674
Citibank NA	WEX, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(283)	10,276
Citibank NA	World Fuel Services Corp.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	137	31,808
Citibank NA	Yext, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(79)	10,022
						$ 9,513,899

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Depreciation
Citibank NA	1Life Healthcare, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	$ (96)	$ (35,165)
Citibank NA	Air Lease Corp.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(266)	(88,088)
Citibank NA	Alphatec Holdings, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(238)	(49,869)
Citibank NA	Alteryx, Inc.	1 month LIBOR BBA minus 0.45%	5/19/21	Monthly	(189)	(12,105)
Citibank NA	Ambarella, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(293)	(86,513)
Citibank NA	American Campus Communities, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(107)	(3,755)
Citibank NA	Ares Management Corp.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(185)	(20,555)
Citibank NA	Arista Networks, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(123)	(14,614)
Citibank NA	Axon Enterprise, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(201)	(97,973)
Citibank NA	Axonics Modulation Technologies, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(253)	(37,324)
Citibank NA	Bandwidth, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(143)	(2,395)
Citibank NA	Berkshire Hathaway, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	994	(11,118)
Citibank NA	BOK Financial Corp.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(295)	(91,610)
Citibank NA	Brink's Co. (The)	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(286)	(61,175)
Citibank NA	Brookfield Infrastructure Corp.	1 month LIBOR BBA minus 2.25%	5/19/21	Monthly	(282)	(29,442)
Citibank NA	Calavo Growers, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(289)	(33,729)
Citibank NA	Capitol Federal Financial, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(287)	(21,174)
Citibank NA	Carlyle Group, Inc. (The)	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(310)	(32,698)
Citibank NA	Ceridian HCM Holding, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(158)	(12,815)
Citibank NA	Chefs' Warehouse, Inc. (The)	1 month LIBOR BBA minus 0.45%	5/19/21	Monthly	(93)	(48,469)
Citibank NA	Chemours Co. (The)	1 month LIBOR BBA minus 0.45%	5/19/21	Monthly	(287)	(666)
Citibank NA	Cincinnati Financial Corp.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(109)	(6,311)
Citibank NA	Codexis, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(70)	(38,443)
Citibank NA	Community Bank System Inc	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(285)	(3,975)
Citibank NA	Cowen, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	274	(13,746)
Citibank NA	Cree, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(274)	(131,375)
Citibank NA	DuPont de Nemours, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(299)	(50,511)
Citibank NA	Energizer Holdings, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(289)	(10,457)
Citibank NA	Enstar Group Ltd.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	220	(694)
Citibank NA	EPR Properties	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(75)	(12,763)
Citibank NA	Everbridge, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(186)	(18,538)
Citibank NA	Freshpet, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(125)	(4,955)
Citibank NA	Glaukos Corp.	1 month LIBOR BBA minus 0.5%	5/19/21	Monthly	(328)	(79,105)
Citibank NA	Hamilton Lane, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(294)	(12,989)
Citibank NA	Harsco Corp.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(266)	(28,436)
Citibank NA	Health Catalyst, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(363)	(154,600)
Citibank NA	Healthcare Services Group, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(42)	(12,035)
Citibank NA	HealthEquity, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(92)	(34,448)
Citibank NA	Howard Hughes Corp. (The)	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(284)	(80,069)
Citibank NA	Inari Medical, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(29)	(9,225)
Citibank NA	Independent Bank Corp.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(278)	(49,117)
Citibank NA	Innoviva, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	179	(24,561)
Citibank NA	Interactive Brokers Group, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(278)	(44,802)
Citibank NA	Kennedy-Wilson Holdings, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(282)	(48,393)
Citibank NA	Lamar Advertising Co.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(224)	(9,929)
Citibank NA	LendingTree, Inc.	1 month LIBOR BBA minus 0.5%	5/19/21	Monthly	(228)	(55,472)
Citibank NA	Loews Corp.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(299)	(11,931)
Citibank NA	Lovesac Co. (The)	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(107)	(80,587)
Citibank NA	Meridian Bioscience, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	301	(1,748)
Citibank NA	Model N, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(99)	(9,210)
Citibank NA	MSA Safety, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(297)	(10,370)
Citibank NA	Mueller Industries, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	239	(5,067)
Citibank NA	New Jersey Resources Corp.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(126)	(6,671)
Citibank NA	NewAge, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(112)	(20,036)
Citibank NA	Northwest Bancshares, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(256)	(36,758)
Citibank NA	NVIDIA Corp.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	1,382	(59,025)
Citibank NA	Oak Street Health, Inc.	1 month LIBOR BBA minus 0.85%	5/19/21	Monthly	(259)	(34,092)
Citibank NA	OrthoPediatrics Corp.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(251)	(2,946)

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Depreciation
Citibank NA	Oxford Industries, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	$ (91)	$ (28,337)
Citibank NA	Palomar Holdings, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(239)	(47,189)
Citibank NA	Park National Corp.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(259)	(44,862)
Citibank NA	Penumbra, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(78)	(3,511)
Citibank NA	Ping Identity Holding Corp.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(311)	(37,246)
Citibank NA	Procter & Gamble Co. (The)	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	1,408	(118,023)
Citibank NA	Progress Software Corp.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	242	(555)
Citibank NA	Progyny, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(243)	(100,763)
Citibank NA	PROS Holdings, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(76)	(20,333)
Citibank NA	Pure Storage, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(90)	(30,350)
Citibank NA	Purple Innovation, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(177)	(33,978)
Citibank NA	Quaker Chemical Corp.	1 month LIBOR BBA minus 0.45%	5/19/21	Monthly	(288)	(50,426)
Citibank NA	Rapid7, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(156)	(31,331)
Citibank NA	Rayonier, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(117)	(10,110)
Citibank NA	Royalty Pharma plc	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(306)	(33,747)
Citibank NA	Santander Consumer USA Holdings, Inc.	1 month LIBOR BBA minus 0.5%	5/19/21	Monthly	(283)	(10,405)
Citibank NA	Schweitzer-Mauduit International, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(264)	(35,540)
Citibank NA	Seacoast Banking Corp. of Florida	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(37)	(1,906)
Citibank NA	SeaWorld Entertainment, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(283)	(17,902)
Citibank NA	Simply Good Foods Co. (The)	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(311)	(102,760)
Citibank NA	Six Flags Entertainment Corp.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(72)	(29,846)
Citibank NA	Smartsheet, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(145)	(32,216)
Citibank NA	South Jersey Industries, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(125)	(1,216)
Citibank NA	Standard Motor Products, Inc.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	86	(18,014)
Citibank NA	StoneCo Ltd.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(144)	(35,383)
Citibank NA	Tabula Rasa HealthCare, Inc.	1 month LIBOR BBA minus 0.54%	5/19/21	Monthly	(153)	(32,740)
Citibank NA	Tactile Systems Technology, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(368)	(96,324)
Citibank NA	TCF Financial Corp.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(295)	(24,380)
Citibank NA	TFS Financial Corp.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(281)	(27,048)
Citibank NA	Toll Brothers, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(322)	(39,572)
Citibank NA	Trex Co., Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(202)	(51,552)
Citibank NA	Triumph Bancorp, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(299)	(56,151)
Citibank NA	Tupperware Brands Corp.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	159	(15,033)
Citibank NA	Unisys Corp.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(234)	(86,393)
Citibank NA	Universal Corp.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	257	(25,878)
Citibank NA	Universal Display Corp.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(277)	(74,390)
Citibank NA	US Ecology, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(254)	(37,838)
Citibank NA	Veritex Holdings, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(296)	(49,989)
Citibank NA	Veritone, Inc.	1 month LIBOR BBA minus 4.45%	5/19/21	Monthly	(63)	(18,153)
Citibank NA	Viad Corp.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(86)	(29,844)
Citibank NA	Viasat, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(320)	(54,185)
Citibank NA	WD-40 Co.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(152)	(24,854)
Citibank NA	Westamerica Bancorp	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(123)	(943)
Citibank NA	Western Digital Corp.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(310)	(69,750)
Citibank NA	Whiting Petroleum Corp.	1 month LIBOR BBA plus 0.35%	5/19/21	Monthly	242	(43,007)
Citibank NA	Zuora, Inc.	1 month LIBOR BBA minus 0.35%	5/19/21	Monthly	(150)	(26,804)
						$ (3,765,419)

1.	As of January 31, 2021, cash in the amount $5,720,916 was pledged from brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.

Abbreviation(s):
BBA—British Bankers’ Association
ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate
REIT—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 129,497,446	$ —	$ —	$ 129,497,446
Short-Term Investment
Affiliated Investment Company	5,272,619	—	—	5,272,619
Total Investments in Securities	134,770,065	—	—	134,770,065
Other Financial Instruments
Total Return Equity Swap Contracts (b)	9,513,899	—	—	9,513,899
Total Investments in Securities and Other Financial Instruments	$ 144,283,964	$ —	$ —	$ 144,283,964
Liability Valuation Inputs
Exchange-Traded Fund Sold Short	$ (9,446,407)	$ —	$ —	$ (9,446,407)
Other Financial Instruments
Total Return Equity Swap Contracts (b)	(3,765,419)	—	—	(3,765,419)
Total Investments in Securities and Other Financial Instruments	$ (13,211,826)	$ —	$ —	$ (13,211,826)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Moderate Allocation Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Shares	Value
Affiliated Investment Companies 95.2%
Equity Funds 55.8%
IQ 50 Percent Hedged FTSE International ETF (a)	719,003	$ 16,242,278
IQ 500 International ETF (a)	665,086	19,382,136
IQ Candriam ESG International Equity ETF (a)	723,471	19,574,810
IQ Candriam ESG U.S. Equity ETF (a)	1,125,669	36,246,092
IQ Chaikin U.S. Large Cap ETF (a)	1,034,774	29,627,546
IQ Chaikin U.S. Small Cap ETF (a)	964,885	29,379,494
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	1,548,595	20,454,003
MainStay Epoch Capital Growth Fund Class I (a)	207,558	2,891,903
MainStay Epoch International Choice Fund Class I (a)	397,823	15,334,865
MainStay Epoch U.S. All Cap Fund Class R6 (a)	967,792	29,460,075
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	1,537,228	25,767,479
MainStay MacKay Growth Fund Class I (a)	331,737	16,296,645
MainStay MacKay International Equity Fund Class R6 (a)	748,192	15,418,143
MainStay MacKay International Opportunities Fund Class I (a)	1,727,282	12,713,314
MainStay MacKay S&P 500 Index Fund Class I (a)	1,235,248	60,224,009
MainStay MacKay Small Cap Core Fund Class I (a)	981,950	30,386,842
MainStay MAP Equity Fund Class I (a)	648,376	30,099,310
MainStay Winslow Large Cap Growth Fund Class R6	3,334,532	43,922,456
Total Equity Funds (Cost $342,015,229)		453,421,400
Fixed Income Funds 39.4%
IQ S&P High Yield Low Volatility Bond ETF (a)	328,732	8,318,563
MainStay Floating Rate Fund Class R6	454,580	4,152,638
MainStay MacKay Short Duration High Yield Fund Class I	4,214,465	41,233,064
MainStay MacKay Total Return Bond Fund Class R6 (a)	23,474,688	266,893,112
Total Fixed Income Funds (Cost $308,039,893)		320,597,377
Total Affiliated Investment Companies (Cost $650,055,122)		774,018,777
Short-Term Investment 4.8%
Affiliated Investment Company 4.8% (b)
MainStay U.S. Government Liquidity Fund, 0.01%	38,926,639	38,926,639
Total Short-Term Investment (Cost $38,926,639)	4.8%	38,926,639
Total Investments (Cost $688,981,761)	100.0%	812,945,416
Other Assets, Less Liabilities	(0.0)‡	(345,957)
Net Assets	100.0%	$ 812,599,459

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	As of January 31, 2021, the Fund’s ownership exceeds 5% of the outstanding shares of the Underlying Fund’s share class.
(b)	Current yield as of January 31, 2021.

Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2021 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/02/21	Monthly	20,089	$ —
Citibank NA	Russell 1000 Growth Total Return	1 month LIBOR BBA plus 0.03%	12/02/21	Monthly	(7,551)	—
Citibank NA	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.30%	12/02/21	Monthly	24,617	—
Citibank NA	Russell 2000 Total Return Index	1 month LIBOR BBA minus 0.06%	12/02/21	Monthly	(21,125)	—
Citibank NA	Russell Midcap Index Total Return	1 month LIBOR BBA plus 0.26%	12/02/21	Monthly	15,167	—
Citibank NA	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/02/21	Monthly	12,012	—
						$ —

1.	As of January 31, 2021, cash in the amount $1,200,000 was pledged from brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of January 31, 2021.

Abbreviation(s):
BBA—British Bankers’ Association
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
LIBOR—London Interbank Offered Rate
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 453,421,400	$ —	$ —	$ 453,421,400
Fixed Income Funds	320,597,377	—	—	320,597,377
Total Affiliated Investment Companies	774,018,777	—	—	774,018,777
Short-Term Investment
Affiliated Investment Company	38,926,639	—	—	38,926,639
Total Investments in Securities	$ 812,945,416	$ —	$ —	$ 812,945,416

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Short Term Bond Fund
Portfolio of Investments January 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.7%
Asset-Backed Securities 15.7%(a)
Other Asset-Backed Securities 15.7%
AIMCO CLO 10 Ltd.
Series 2019-10A, Class A
1.542% (3 Month LIBOR + 1.32%), due 7/22/32 (b)	$ 500,000	$ 500,432
Apidos CLO XXXII
Series 2019-32A, Class A1
1.544% (3 Month LIBOR + 1.32%), due 1/20/33 (b)	500,000	500,980
Aqua Finance Trust
Series 2020-AA, Class A
1.90%, due 7/17/46	668,965	676,282
Ares XXXIV CLO Ltd.
Series 2015-2A, Class AR2
1.473% (3 Month LIBOR + 1.25%), due 4/17/33 (b)	500,000	500,548
Ares XXXVIII CLO Ltd.
Series 2015-38A, Class BR
1.624% (3 Month LIBOR + 1.40%), due 4/20/30 (b)	500,000	498,864
Betony CLO 2 Ltd.
Series 2018-1A, Class A1
1.294% (3 Month LIBOR + 1.08%), due 4/30/31 (b)	500,000	500,001
CAL Funding IV Ltd.
Series 2020-1A, Class A
2.22%, due 9/25/45	728,750	741,269
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class A
1.51% (3 Month LIBOR + 1.27%), due 10/25/32 (b)	400,000	400,470
ELFI Graduate Loan Program LLC
Series 2020-A, Class A
1.73%, due 8/25/45	394,495	401,338
Galaxy XV CLO Ltd.
Series 2013-15A, Class AR
1.441% (3 Month LIBOR + 1.20%), due 10/15/30 (b)	500,000	500,052
Laurel Road Prime Student Loan Trust
Series 2020-A, Class A2FX
1.40%, due 11/25/50	356,000	358,077
Magnetite XVIII Ltd.
Series 2016-18A, Class AR
1.301% (3 Month LIBOR + 1.08%), due 11/15/28 (b)	250,000	250,000
MVW Owner Trust
Series 2017-1A, Class A
2.42%, due 12/20/34	58,153	59,598
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, due 9/16/69	237,410	239,643
Series 2020-FA, Class A
1.22%, due 7/15/69	179,326	181,325
Neuberger Berman CLO XIV Ltd.
Series 2013-14A, Class BR2
1.719% (3 Month LIBOR + 1.50%), due 1/28/30 (b)	500,000	500,098

	Principal Amount	Value
Asset-Backed Securities (a)
Other Asset-Backed Securities
Palmer Square CLO Ltd. (b)
Series 2015-2A, Class A1R2
1.324% (3 Month LIBOR + 1.10%), due 7/20/30	$ 500,000	$ 499,391
Series 2015-2A, Class A2R2
1.774% (3 Month LIBOR + 1.55%), due 7/20/30	500,000	500,200
Regatta VI Funding Ltd.
Series 2016-1A, Class BR
1.674% (3 Month LIBOR + 1.45%), due 7/20/28 (b)	500,000	500,100
Silver Creek CLO Ltd.
Series 2014-1A, Class AR
1.464% (3 Month LIBOR + 1.24%), due 7/20/30 (b)	500,000	500,123
Sixth Street CLO XVII Ltd.
Series 2021-17A, Class A
(zero coupon), due 1/20/34	300,000	300,032
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, due 7/15/53	391,409	391,897
Series 2020-PTB, Class A2A
1.60%, due 9/15/54	500,000	506,364
Triton Container Finance VIII LLC
Series 2020-1A, Class A
2.11%, due 9/20/45	728,748	741,974
Vantage Data Centers LLC
Series 2020-1A, Class A2
1.645%, due 9/15/45	350,000	351,317
Voya CLO Ltd.
Series 2019-1A, Class BR
1.791% (3 Month LIBOR + 1.55%), due 4/15/31 (b)	500,000	498,094
		11,598,469
Total Asset-Backed Securities (Cost $11,523,308)		11,598,469
Corporate Bonds 47.6%
Aerospace & Defense 1.1%
Boeing Co. (The)
2.70%, due 5/1/22	825,000	846,062
Apparel 0.2%
Ralph Lauren Corp.
1.70%, due 6/15/22	150,000	152,557
Auto Manufacturers 5.6%
American Honda Finance Corp.
0.55%, due 7/12/24	500,000	499,309
2.40%, due 6/27/24	675,000	716,511

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
BMW U.S. Capital LLC
3.45%, due 4/12/23 (a)	$ 675,000	$ 716,493
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	275,000	278,039
3.664%, due 9/8/24	600,000	615,360
General Motors Financial Co., Inc.
3.70%, due 5/9/23	525,000	556,172
Hyundai Capital America
1.30%, due 1/8/26 (a)	525,000	523,379
Volkswagen Group of America Finance LLC
1.25%, due 11/24/25 (a)	200,000	201,114
		4,106,377
Auto Parts & Equipment 0.6%
Aptiv Corp.
4.15%, due 3/15/24	375,000	412,578
Banks 13.8%
Banco Santander SA
2.746%, due 5/28/25	200,000	213,744
Bank of America Corp.
4.20%, due 8/26/24	500,000	558,358
Bank of Nova Scotia (The)
3.40%, due 2/11/24	375,000	407,401
BNP Paribas SA
4.25%, due 10/15/24	600,000	672,177
Citigroup, Inc.
1.122%, due 1/28/27 (c)	850,000	849,471
Credit Suisse AG
0.495%, due 2/2/24	600,000	599,973
Goldman Sachs Group, Inc. (The)
3.625%, due 2/20/24	900,000	978,124
HSBC Holdings plc
4.25%, due 8/18/25	750,000	844,770
JPMorgan Chase & Co.
3.875%, due 2/1/24	850,000	934,068
Lloyds Banking Group plc
1.326% (1 Year Treasury Constant Maturity Rate + 1.10%), due 6/15/23	350,000	353,800
Mizuho Financial Group, Inc.
1.069% (3 Month LIBOR + 0.85%), due 9/13/23 (b)	750,000	756,166
Morgan Stanley
4.10%, due 5/22/23	600,000	647,106
National Securities Clearing Corp.
0.75%, due 12/7/25 (a)	350,000	349,242
Nordea Bank Abp
0.75%, due 8/28/25 (a)	200,000	199,701
Standard Chartered plc
0.991% (1 Year Treasury Constant Maturity Rate + 0.78%), due 1/12/25 (a)	250,000	250,113

	Principal Amount	Value
Corporate Bonds
Banks
Sumitomo Mitsui Financial Group, Inc.
2.696%, due 7/16/24	$ 675,000	$ 721,298
UBS Group AG
1.364% (1 Year Treasury Constant Maturity Rate + 1.08%), due 1/30/27 (a)	325,000	328,002
Wells Fargo & Co.
3.45%, due 2/13/23	500,000	529,710
		10,193,224
Building Materials 0.2%
Carrier Global Corp.
1.923%, due 2/15/23	150,000	154,235
Chemicals 2.1%
Dow Chemical Co. (The)
3.625%, due 5/15/26	350,000	394,529
DuPont de Nemours, Inc.
2.169%, due 5/1/23	350,000	352,191
LYB International Finance III LLC
1.238% (3 Month LIBOR + 1.00%), due 10/1/23 (b)	250,000	250,812
Nutrien Ltd.
3.625%, due 3/15/24	525,000	569,472
		1,567,004
Diversified Financial Services 2.1%
AIG Global Funding
0.90%, due 9/22/25 (a)	175,000	174,730
Air Lease Corp.
3.875%, due 7/3/23	450,000	481,512
Aircastle Ltd.
2.85%, due 1/26/28 (a)	275,000	269,124
Antares Holdings LP
3.95%, due 7/15/26 (a)	250,000	250,513
Ares Finance Co. LLC
4.00%, due 10/8/24 (a)	375,000	403,919
		1,579,798
Electric 1.3%
DTE Energy Co.
1.05%, due 6/1/25	200,000	201,123
Pacific Gas and Electric Co.
1.75%, due 6/16/22	300,000	300,806
Pinnacle West Capital Corp.
1.30%, due 6/15/25	250,000	254,126
Southern California Edison Co.
1.20%, due 2/1/26	175,000	176,145
		932,200

	Principal Amount	Value
Corporate Bonds
Electronics 0.4%
Flex Ltd.
3.75%, due 2/1/26	$ 250,000	$ 276,388
Gas 0.6%
Eastern Energy Gas Holdings LLC
3.55%, due 11/1/23	450,000	483,604
Healthcare-Services 0.7%
Laboratory Corp. of America Holdings
3.25%, due 9/1/24	450,000	489,119
Housewares 0.3%
Newell Brands, Inc.
4.35%, due 4/1/23 (d)	205,000	216,015
Insurance 0.9%
Aon plc
3.50%, due 6/14/24	375,000	407,759
Metropolitan Life Global Funding I
3.60%, due 1/11/24 (a)	240,000	261,536
		669,295
Iron & Steel 0.2%
Steel Dynamics, Inc.
2.40%, due 6/15/25	125,000	132,645
Machinery-Diversified 1.9%
CNH Industrial Capital LLC
4.375%, due 4/5/22	125,000	130,283
CNH Industrial NV
4.50%, due 8/15/23	660,000	720,995
Flowserve Corp.
3.50%, due 9/15/22	550,000	569,873
		1,421,151
Media 2.0%
Charter Communications Operating LLC
4.50%, due 2/1/24	500,000	553,708
Discovery Communications LLC
3.80%, due 3/13/24	875,000	952,950
		1,506,658
Miscellaneous—Manufacturing 0.4%
Trane Technologies Global Holding Co. Ltd.
2.90%, due 2/21/21	300,000	300,436

	Principal Amount	Value
Corporate Bonds
Oil & Gas 1.1%
BP Capital Markets America, Inc.
3.216%, due 11/28/23	$ 505,000	$ 541,172
Occidental Petroleum Corp.
2.90%, due 8/15/24	270,000	260,550
		801,722
Oil & Gas Services 0.8%
Schlumberger Holdings Corp.
3.75%, due 5/1/24 (a)	525,000	571,865
Packaging & Containers 0.4%
Berry Global, Inc.
0.95%, due 2/15/24 (a)	275,000	275,655
Pharmaceuticals 3.8%
AbbVie, Inc.
3.80%, due 3/15/25	180,000	200,183
AstraZeneca plc
0.887% (3 Month LIBOR + 0.665%), due 8/17/23 (b)	950,000	959,661
Bayer US Finance II LLC
3.875%, due 12/15/23 (a)	655,000	713,572
CVS Health Corp.
3.375%, due 8/12/24	645,000	702,124
Viatris, Inc.
1.125%, due 6/22/22 (a)	250,000	252,246
		2,827,786
Pipelines 2.4%
Energy Transfer Partners LP
5.875%, due 3/1/22	525,000	547,460
Kinder Morgan Energy Partners LP
4.15%, due 2/1/24	525,000	572,913
Phillips 66 Partners LP
2.45%, due 12/15/24	275,000	289,327
Plains All American Pipeline LP
3.85%, due 10/15/23	375,000	400,414
		1,810,114
Real Estate Investment Trusts 3.2%
American Campus Communities Operating Partnership LP
3.30%, due 7/15/26	550,000	603,573
National Retail Properties, Inc.
3.90%, due 6/15/24	675,000	734,366
Regency Centers LP
3.90%, due 11/1/25	500,000	556,649
VEREIT Operating Partnership LP
4.60%, due 2/6/24	425,000	469,956
		2,364,544

	Principal Amount	Value
Corporate Bonds
Retail 0.7%
7-Eleven, Inc.
0.80%, due 2/10/24 (a)	$ 500,000	$ 500,657
Software 0.6%
Fidelity National Information Services, Inc.
3.875%, due 6/5/24	400,000	439,259
Telecommunications 0.2%
T-Mobile US, Inc.
2.05%, due 2/15/28 (a)	150,000	153,684
Total Corporate Bonds (Cost $34,164,362)		35,184,632
Foreign Government Bond 0.2%
Norway 0.2%
Equinor ASA
1.75% , due 1/22/26	125,000	130,206
Total Foreign Government Bond (Cost $124,558)		130,206
Mortgage-Backed Securities 6.2%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.3%
BWAY Mortgage Trust
Series 2013-1515, Class A2
3.454%, due 3/10/33 (a)	225,000	244,604
BX Commercial Mortgage Trust (a)(b)
Series 2019-IMC, Class A
1.126% (1 Month LIBOR + 1.00%), due 4/15/34	500,000	498,100
Series 2019-IMC, Class B
1.426% (1 Month LIBOR + 1.30%), due 4/15/34	175,000	174,125
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A
1.196% (1 Month LIBOR + 1.07%), due 12/15/37 (a)(b)	500,000	501,911
FHLMC, Multifamily Structured Pass-Through Certificates (e)
REMIC, Series K122, Class X1
0.883%, due 11/25/30	4,100,000	307,307
REMIC, Series K112, Class X1
1.433%, due 5/25/30	3,628,980	426,719
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class A
2.954%, due 11/5/34 (a)	200,000	202,293
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A1
3.087%, due 3/5/37 (a)	500,000	515,228

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
WFLD Mortgage Trust
Series 2014-MONT, Class A
3.755%, due 8/10/31 (a)(e)	$ 300,000	$ 305,088
		3,175,375
Whole Loan (Collateralized Mortgage Obligations) 1.9% (a)(f)
Sequoia Mortgage Trust
Series 2020-3, Class A1
3.00%, due 4/25/50	386,614	398,832
Series 2017-7, Class A4
3.50%, due 10/25/47	392,195	394,430
Series 2020-1, Class A1
3.50%, due 2/25/50	293,184	298,876
Series 2020-2, Class A1
3.50%, due 3/25/50	329,365	340,521
		1,432,659
Total Mortgage-Backed Securities (Cost $4,593,725)		4,608,034
U.S. Government & Federal Agencies 25.0%
Federal Home Loan Bank 18.8%
FFCB
0.68%, due 1/13/27	780,000	777,104
0.75%, due 4/5/27	225,000	223,176
0.84%, due 2/2/28	500,000	498,855
0.95%, due 7/21/28	775,000	763,232
1.00%, due 8/3/27	1,300,000	1,294,088
1.04%, due 5/27/27	900,000	900,430
1.04%, due 1/25/29	500,000	498,392
1.05%, due 6/22/28	450,000	448,643
1.125%, due 6/1/29	500,000	493,783
1.14%, due 8/20/29	1,500,000	1,500,223
FHLB
1.00%, due 7/28/28	1,000,000	993,913
FHLMC
0.625%, due 12/17/25	1,300,000	1,303,031
0.70%, due 12/23/25	400,000	399,155
0.83%, due 11/5/26	1,300,000	1,300,128
0.85%, due 12/30/27	175,000	173,780
1.00%, due 1/12/29	1,000,000	995,713
FNMA
0.65%, due 12/17/25	1,000,000	997,790
0.75%, due 10/8/27	350,000	348,770
		13,910,206

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes 6.2%
U.S. Treasury Notes
0.125%, due 1/31/23	$ 500,000	$ 500,078
0.125%, due 1/15/24	2,000,000	1,996,562
1.625%, due 5/31/23	2,000,000	2,068,594
		4,565,234
Total U.S. Government & Federal Agencies (Cost $18,519,326)		18,475,440
Total Long-Term Bonds (Cost $68,925,279)		69,996,781

	Shares
Exchange-Traded Fund 2.1%
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	28,094	1,548,541
Total Exchange-Traded Fund (Cost $1,541,799)		1,548,541
Total Investments (Cost $70,467,078)	96.8%	71,545,322
Other Assets, Less Liabilities	3.2	2,372,428
Net Assets	100.0%	$ 73,917,750

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2021.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2021.
(d)	Step coupon—Rate shown was the rate in effect as of January 31, 2021.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2021.
(f)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2021.
Futures Contracts
As of January 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	112	March 2021	$ 24,735,181	$ 24,749,375	$ 14,194
Short Contracts
U.S. Treasury 5 Year Notes	(92)	March 2021	(11,579,190)	(11,580,500)	(1,310)
U.S. Treasury 10 Year Notes	(40)	March 2021	(5,493,398)	(5,481,250)	12,148
U.S. Treasury 10 Year Ultra Bonds	(7)	March 2021	(1,084,300)	(1,076,797)	7,503

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury Long Bonds	(1)	March 2021	$ (173,092)	$ (168,719)	$ 4,373
Total Short Contracts					22,714
Net Unrealized Appreciation					$ 36,908

1.	As of January 31, 2021, cash in the amount of $106,594 was on deposit with a broker or futures commission merchant for futures transactions.
2.	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

Abbreviation(s):
ETF—Exchange-Traded Fund
FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 11,598,469	$ —	$ 11,598,469
Corporate Bonds	—	35,184,632	—	35,184,632
Foreign Government Bond	—	130,206	—	130,206
Mortgage-Backed Securities	—	4,608,034	—	4,608,034
U.S. Government & Federal Agencies	—	18,475,440	—	18,475,440
Total Long-Term Bonds	—	69,996,781	—	69,996,781
Exchange-Traded Fund	1,548,541	—	—	1,548,541
Total Investments in Securities	1,548,541	69,996,781	—	71,545,322
Other Financial Instruments
Futures Contracts	38,218	—	—	38,218
Total Investments in Securities and Other Financial Instruments	$ 1,586,759	$ 69,996,781	$ —	$ 71,583,540
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,310)	$ —	$ —	$ (1,310)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Funds Trust
NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2021 (Unaudited)
SECURITIES VALUATION.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
The Board of Trustees of the MainStay Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for each Fund's assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the "Manager"), aided to whatever extent necessary by the Subadvisor to each Fund. To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.
The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.
For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.
"Fair value" is defined as the price a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of January 31, 2021, is included at the end of each Fund's respective Portfolio of Investments.
The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2021, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s), reflect the security's market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. Securities that were fair valued in such a manner as of January 31, 2021, are shown in the Portfolio of Investments.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. Securities that were fair valued in such a manner as of January 31, 2021, are shown in the Portfolio of Investments.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of January 31, 2021, securities that were fair valued in such a manner are shown in the Portfolio of Investments.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of each Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.
MainStay MacKay Short Duration High Yield Fund
Asset Class	Fair Value at 1/31/21*	Valuation Technique	Unobservable Inputs	Inputs/Range
Corporate Bonds	1,527,890	Income Approach	Spread Adjustment	1.72%
Loan Assignments	2,818,264	Market Approach	Implied natural gas price	$2.00
Common Stocks	3,385,175	Income Approach	Rate of Return	14.50%
		Market Approach	EBITDA Multiple	6.5x-10.5x
	110,675	Market Approach	Discount Rate	50%
	0	Market Approach	Implied natural gas price	$2.00
Preferred Stock	3,398,255	Income Approach	Spread Adjustment	5.21%
	$11,240,259
* The table above does not include Level 3 investments that were valued by a broker. As of January 31, 2021, the value of these investments were $5,607,666. The inputs for these investments were not readily available or cannot be reasonably estimated.
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund's investments, as shown in each Fund's respective accompanying Portfolio of Investments, was determined as of January 31, 2021, and can change at any time.

Investments in Affiliates (in 000s) During the period ended January 31, 2021, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:
MainStay Candriam Emerging Markets Equity Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,530	$ 2,973	$ (4,503)	$ —	$ —	$ —	$ —	$ —	—

MainStay Conservative Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 8,944	$ —	$ (1,023)	$ 111	$ 1,467	$ 9,499	$ 53	$ —	421
IQ 500 International ETF	7,613	—	(1,723)	36	1,745	7,671	86	—	263
IQ Candriam ESG International Equity ETF	7,577	—	(858)	148	1,212	8,079	46	—	299
IQ Candriam ESG U.S. Equity ETF	13,323	155	(478)	47	1,980	15,027	41	—	467
IQ Chaikin U.S. Large Cap ETF	9,398	124	(660)	114	1,451	10,427	44	—	364
IQ Chaikin U.S. Small Cap ETF	9,665	25	(2,315)	299	3,034	10,708	57	—	352
IQ S&P High Yield Low Volatility Bond ETF	4,659	229	(45)	—	90	4,933	46	—	195
MainStay Candriam Emerging Markets Equity Fund Class R6	7,199	37	(1,725)	457	1,166	7,134	38	—	540
MainStay Epoch Capital Growth Fund Class I	2	1,691	(81)	6	49	1,667	—	—	120
MainStay Epoch International Choice Fund Class I	4,624	37	(304)	53	616	5,026	37	—	130
MainStay Epoch U.S. All Cap Fund Class R6	9,616	33	(1,435)	156	1,437	9,807	26	7	322
MainStay Epoch U.S. Equity Yield Fund Class R6	9,395	77	(788)	79	937	9,700	77	—	579
MainStay Floating Rate Fund Class R6	14,005	300	—	—	470	14,775	113	—	1,617
MainStay MacKay Common Stock Fund Class I	422	2	(463)	277	(238)	—	2	—	—
MainStay MacKay Growth Fund Class I	9,849	294	(4,929)	1,846	(836)	6,224	—	294	127
MainStay MacKay International Equity Fund Class R6	4,360	674	(150)	16	486	5,386	7	188	261
MainStay MacKay International Opportunities Fund Class I	4,680	111	(1,481)	(172)	822	3,960	111	—	538
MainStay MacKay S&P 500 Index Fund Class I	18,660	3,861	(467)	118	753	22,925	274	1,536	470
MainStay MacKay Short Duration High Yield Fund Class I	34,288	1,525	—	—	1,192	37,005	466	—	3,782
MainStay MacKay Small Cap Core Fund Class I	10,291	—	(2,817)	586	2,593	10,653	—	—	344
MainStay MacKay Total Return Bond Fund Class R6	230,371	3,997	(3,263)	120	291	231,516	1,415	2,585	20,363
MainStay MAP Equity Fund Class I	10,639	440	(1,397)	549	858	11,089	87	353	239
MainStay U.S. Government Liquidity Fund	9,631	27,462	(10,408)	—	—	26,685	1	—	26,685
MainStay Winslow Large Cap Growth Fund Class R6	16,373	1,102	(750)	198	864	17,787	—	826	1,350
	$ 455,584	$ 42,176	$ (37,560)	$ 5,044	$ 22,439	$ 487,683	$ 3,027	$ 5,789	59,828

MainStay Epoch Capital Growth Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 739	$ 42,450	$ (41,717)	$ —	$ —	$ 1,472	$ —	$ —	1,472

MainStay Epoch Global Equity Yield Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 18,692	$ 136,989	$ (148,805)	$ —	$ —	$ 6,876	$ —	$ —	6,876

MainStay Epoch International Choice Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 12,460	$ 22,246	$ (33,918)	$ —	$ —	$ 788	$ —	$ —	788

MainStay Epoch U.S. All Cap Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 6,950	$ 121,168	$ (122,895)	$ —	$ —	$ 5,223	$ —	$ —	5,223

MainStay Epoch U.S. Equity Yield Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 28,294	$ 44,089	$ (56,261)	$ —	$ —	$ 16,122	$ —	$ —	16,122

MainStay Equity Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 6,907	$ 3	$ (1)	$ —	$ 1,224	$ 8,133	$ 44	$ —	360
IQ 500 International ETF	17,072	—	(3,262)	111	3,954	17,875	206	—	613
IQ Candriam ESG International Equity ETF	5,869	6,420	—	—	910	13,199	48	—	488
IQ Candriam ESG U.S. Equity ETF	23,267	6,086	—	—	3,658	33,011	83	—	1,025
IQ Chaikin U.S. Large Cap ETF	20,433	2,268	—	—	3,254	25,955	98	—	906
IQ Chaikin U.S. Small Cap ETF	12,547	2,160	—	—	4,264	18,971	81	—	623
MainStay Candriam Emerging Markets Equity Fund Class R6	21,794	125	(3,777)	827	4,264	23,233	124	—	1,759
MainStay Epoch Capital Growth Fund Class I	135	1,414	(67)	22	23	1,527	—	14	110
MainStay Epoch International Choice Fund Class I	14,397	116	(492)	135	1,951	16,107	116	—	418
MainStay Epoch U.S. All Cap Fund Class R6	25,338	92	(24)	3	4,269	29,678	73	20	975
MainStay Epoch U.S. Equity Yield Fund Class R6	26,931	224	(1,808)	122	2,808	28,277	224	—	1,687
MainStay MacKay Common Stock Fund Class I	1,295	7	(1,424)	254	(132)	—	7	—	—
MainStay MacKay Growth Fund Class I	22,236	767	(7,527)	2,404	111	17,991	—	767	366
MainStay MacKay International Equity Fund Class R6	13,318	552	(24)	2	1,563	15,411	18	533	748
MainStay MacKay International Opportunities Fund Class I	14,605	352	(3,182)	332	1,758	13,865	352	—	1,884
MainStay MacKay S&P 500 Index Fund Class I	40,481	12,012	(13)	5	1,822	54,307	617	3,454	1,114
MainStay MacKay Small Cap Core Fund Class I	24,705	—	(6,846)	2,261	5,365	25,485	—	—	824
MainStay MAP Equity Fund Class I	30,767	1,282	(3,165)	392	3,690	32,966	253	1,028	710
MainStay U.S. Government Liquidity Fund	11,905	24,869	(24,405)	—	—	12,369	1	—	12,369
MainStay Winslow Large Cap Growth Fund Class R6	39,596	2,006	(1,072)	274	2,259	43,063	—	2,006	3,269
	$ 373,598	$ 60,755	$ (57,089)	$ 7,144	$ 47,015	$ 431,423	$ 2,345	$ 7,822	30,248

MainStay Floating Rate Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I	$ 1,529	$ —	$ —	$ —	$ 61	$ 1,590	$ 21	$ —	283

MainStay Growth Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 14,407	$ 4	$ (26)	$ 3	$ 2,550	$ 16,938	$ 92	$ —	750
IQ 500 International ETF	24,478	—	(1,589)	(33)	5,769	28,625	318	—	982
IQ Candriam ESG International Equity ETF	14,193	4,319	—	—	2,421	20,933	97	—	774
IQ Candriam ESG U.S. Equity ETF	29,470	12,087	—	—	4,835	46,392	115	—	1,441
IQ Chaikin U.S. Large Cap ETF	35,923	4	(9)	1	5,896	41,815	171	—	1,460
IQ Chaikin U.S. Small Cap ETF	27,568	17	(155)	23	9,543	36,996	178	—	1,215
IQ S&P High Yield Low Volatility Bond ETF	7,704	695	—	—	150	8,549	77	—	338
MainStay Candriam Emerging Markets Equity Fund Class R6	31,723	170	(7,175)	1,864	5,373	31,955	171	—	2,419
MainStay Epoch Capital Growth Fund Class I	1,017	2,319	(465)	156	(74)	2,953	3	112	212
MainStay Epoch International Choice Fund Class I	23,796	189	(2,522)	682	2,777	24,922	189	—	647
MainStay Epoch U.S. All Cap Fund Class R6	41,945	148	(5,192)	514	6,457	43,872	116	32	1,441
MainStay Epoch U.S. Equity Yield Fund Class R6	38,662	307	(5,297)	323	3,833	37,828	308	—	2,257
MainStay Floating Rate Fund Class R6	3,851	278	—	—	131	4,260	33	—	466
MainStay MacKay Common Stock Fund Class I	1,785	9	(1,962)	1,171	(1,003)	—	10	—	—
MainStay MacKay Growth Fund Class I	34,937	1,208	(14,523)	4,863	(859)	25,626	—	1,208	522
MainStay MacKay International Equity Fund Class R6	16,601	706	—	—	1,950	19,257	23	665	934
MainStay MacKay International Opportunities Fund Class I	23,440	567	(5,934)	291	3,025	21,389	567	—	2,906
MainStay MacKay S&P 500 Index Fund Class I	60,921	16,084	(14)	6	2,752	79,749	918	5,143	1,636
MainStay MacKay Short Duration High Yield Fund Class I	37,411	506	—	—	1,284	39,201	495	—	4,007
MainStay MacKay Small Cap Core Fund Class I	42,756	—	(11,178)	4,708	8,508	44,794	—	—	1,447
MainStay MacKay Total Return Bond Fund Class R6	112,354	1,884	(8,174)	385	(116)	106,333	666	1,217	9,353
MainStay MAP Equity Fund Class I	44,370	1,780	(7,263)	2,818	2,968	44,673	352	1,428	962
MainStay U.S. Government Liquidity Fund	13,548	68,012	(42,971)	—	—	38,589	1	—	38,588
MainStay Winslow Large Cap Growth Fund Class R6	60,469	2,974	(3,492)	755	3,121	63,827	—	2,974	4,846
	$ 743,329	$ 114,267	$ (117,941)	$ 18,530	$ 71,291	$ 829,476	$ 4,900	$ 12,779	79,603

MainStay MacKay Growth Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 16	$ 14,878	$ (14,869)	$ —	$ —	$ 25	$ —	$ —	25

MainStay MacKay International Opportunities Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 4,027	$ 58,928	$ (55,689)	$ —	$ —	$ 7,266	$ —	$ —	7,266

MainStay MacKay S&P 500 Index Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 3,588	$ 39,313	$ (42,251)	$ —	$ —	$ 650	$ —	$ —	650

MainStay MacKay Small Cap Core Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 14	$ 3,292	$ (3,191)	$ —	$ —	$ 115	$ —	$ —	115

MainStay MacKay Total Return Bond Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 46,576	$ 101,400	$ (96,600)	$ —	$ —	$ 51,376	$ 2	$ —	51,376

MainStay MacKay U.S. Equity Opportunities Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 2,646	$ 22,799	$ (20,172)	$ —	$ —	$ 5,273	$ —	$ —	5,273

MainStay Moderate Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 14,168	$ 5	$ (458)	$ 67	$ 2,460	$ 16,242	$ 90	$ —	719
IQ 500 International ETF	18,928	—	(4,035)	113	4,376	19,382	227	—	665
IQ Candriam ESG International Equity ETF	13,712	3,441	—	—	2,422	19,575	98	—	723
IQ Candriam ESG U.S. Equity ETF	27,384	4,627	—	—	4,235	36,246	92	—	1,126
IQ Chaikin U.S. Large Cap ETF	27,753	—	(2,741)	437	4,179	29,628	127	—	1,035
IQ Chaikin U.S. Small Cap ETF	21,009	1,474	(740)	142	7,494	29,379	145	—	965
IQ S&P High Yield Low Volatility Bond ETF	7,701	523	(54)	—	149	8,319	77	—	329
MainStay Candriam Emerging Markets Equity Fund Class R6	22,491	113	(7,116)	1,917	3,049	20,454	113	—	1,549
MainStay Epoch Capital Growth Fund Class I	530	2,543	(266)	89	(4)	2,892	1	58	207
MainStay Epoch International Choice Fund Class I	15,616	122	(2,688)	757	1,528	15,335	123	—	398
MainStay Epoch U.S. All Cap Fund Class R6	29,761	104	(5,374)	793	4,176	29,460	82	22	968
MainStay Epoch U.S. Equity Yield Fund Class R6	27,992	220	(5,482)	577	2,460	25,767	221	—	1,537
MainStay Floating Rate Fund Class R6	3,845	178	—	—	130	4,153	32	—	455
MainStay MacKay Common Stock Fund Class I	1,266	6	(1,391)	845	(726)	—	7	—	—
MainStay MacKay Growth Fund Class I	24,880	821	(12,143)	4,379	(1,640)	16,297	—	820	332
MainStay MacKay International Equity Fund Class R6	11,058	3,157	—	—	1,203	15,418	16	463	748
MainStay MacKay International Opportunities Fund Class I	15,520	371	(5,373)	(93)	2,288	12,713	371	—	1,727
MainStay MacKay S&P 500 Index Fund Class I	47,832	10,700	(507)	66	2,133	60,224	710	3,975	1,235
MainStay MacKay Short Duration High Yield Fund Class I	37,402	2,559	—	—	1,272	41,233	503	—	4,214
MainStay MacKay Small Cap Core Fund Class I	22,981	227	(289)	51	7,417	30,387	—	—	982
MainStay MacKay Total Return Bond Fund Class R6	265,676	4,621	(3,871)	147	320	266,893	1,632	2,989	23,475
MainStay MAP Equity Fund Class I	32,019	1,262	(7,364)	2,885	1,297	30,099	249	1,012	648
MainStay U.S. Government Liquidity Fund	14,013	48,322	(23,408)	—	—	38,927	1	—	38,927
MainStay Winslow Large Cap Growth Fund Class R6	43,159	2,089	(4,126)	1,122	1,678	43,922	—	2,089	3,334
	$ 746,696	$ 87,485	$ (87,426)	$ 14,294	$ 51,896	$ 812,945	$ 4,917	$ 11,428	86,298